As filed with the Securities and Exchange Commission on October 30, 1997

                                                                  File Nos.
                                                                  2-96634
                                                                  811-4267

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.

     Post-Effective Amendment No. 26                             (X)

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 27                                            (X)

                          INSTITUTIONAL FIDUCIARY TRUST
               (Exact Name of Registrant as Specified in Charter)

                 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
               (Address of Principal Executive Offices) (Zip Code)

        Registrant's Telephone Number, Including Area Code (650) 312-2000

          HARMON E. BURNS 777 MARINERS ISLAND BLVD. SAN MATEO, CA 94404
               (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public offering:

It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b)
  [X] on November 1, 1997 pursuant to paragraph (b)
  [ ] 60 days after filing pursuant to paragraph (a)(1)
  [ ] on (date) pursuant to paragraph (a)(1)
  [ ] 75 days after filing pursuant to paragraph (a)(2)
  [ ] on (date) pursuant to paragraph (a)(2) of rule 485




If appropriate, check the following box:

  [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The Money Market Portfolios and Adjustable Rate Securities Portfolios (the Master Funds) have executed this registration statement.




Title of Securities Being Registered:
Shares of Beneficial Interest of:

Franklin Cash Reserves Fund

Money Market Portfolio

Franklin U.S. Government Securities
Money Market Portfolio

Franklin U.S. Treasury Money
Market Portfolio

Franklin U.S. Government Agency
Money Market Fund

Franklin Institutional Adjustable
U.S. Government Securities Fund

Franklin Institutional Adjustable
Rate Securities Fund




                          INSTITUTIONAL FIDUCIARY TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                 PART A: INFORMATION REQUIRED IN THE PROSPECTUS

                           Franklin Cash Reserves Fund

N-1A                                          LOCATION IN
ITEM NO.       ITEM                           REGISTRATION STATEMENT

1.             Cover Page                     Cover Page

2.             Synopsis                       "Expense Summary"

3.             Condensed Financial            "Financial Highlights"; "How
               Information                    does the Fund Measure
                                              Performance?"

4.             General Description            "How is the Trust Organized?";
               of Registrant                  "How does the Fund Invest its
                                              Assets?"; "What are the Fund's
                                              Potential Risks?";

5.             Management of the Fund         "Who Administers the Fund?"

5A.            Management's Discussion        Contained in Registrant's Annual
               of Fund Performance            Report to Shareholders

6.             Capital Stock and Other        "How is the Trust Organized?";
               Securities                     "Services to Help You Manage
                                              Your Account"; "What
                                              Distributions Might I Receive
                                              from the Fund?"; "How Taxation
                                              Affects the Fund and its
                                              Shareholders"

7.             Purchase of Securities         "How Do I Buy Shares?";  "May I
               Being Offered                  Exchange Shares for Shares of
                                              Another Fund?";
                                              "Transaction Procedures and
                                              Special Requirements"; "Services
                                              to Help You Manage Your
                                              Account"; "Who Administers the
                                              Fund?"; "Useful Terms and
                                              Definitions"

8.             Redemption or Repurchase       "How Do I Sell Shares?"; "May I
                                              Exchange Shares for Shares of
                                              Another Fund?"; "Transaction
                                              Procedures and Special
                                              Requirements"; "Services to Help
                                              You Manage Your Account"

9.             Legal Proceedings              Not Applicable




                          INSTITUTIONAL FIDUCIARY TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                 PART A: INFORMATION REQUIRED IN THE PROSPECTUS

                  Franklin U.S. Treasury Money Market Portfolio

N-1A                                          LOCATION IN
ITEM NO.       ITEM                           REGISTRATION STATEMENT

1.             Cover Page                     Cover Page

2.             Synopsis                       "Expense Summary"

3.             Condensed Financial            "Financial Highlights"; "How
               Information                    does the Fund Measure
                                              Performance?"

4.             General Description            "How is the Trust Organized?";
               of Registrant                  "How does the Fund Invest its
                                              Assets?"

5.             Management of the Fund         "Who Manages the Fund?"

5A.            Management's Discussion        Contained in Registrant's Annual
               of Fund Performance            Report to Shareholders

6.             Capital Stock and Other        "How is the Trust Organized?";
               Securities                     "Services to Help You Manage
                                              Your Account"; "What
                                              Distributions Might I Receive
                                              from the Fund?"; "How Taxation
                                              Affects the Fund and its
                                              Shareholders"

7.             Purchase of Securities         "How Do I Buy Shares?";  "May I
               Being Offered                  Exchange Shares for Shares of
                                              Another Fund?";
                                              "Transaction Procedures and
                                              Special Requirements"; "Services
                                              to Help You Manage Your
                                              Account"; "Who Manages the
                                              Fund?"; "Useful Terms and
                                              Definitions"

8.             Redemption or Repurchase       "How Do I Sell Shares?"; "May I
                                              Exchange Shares for Shares of
                                              Another Fund?"; "Transaction
                                              Procedures and Special
                                              Requirements"; "Services to Help
                                              You Manage Your Account"

9.             Legal Proceedings              Not Applicable




                          INSTITUTIONAL FIDUCIARY TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                 PART A: INFORMATION REQUIRED IN THE PROSPECTUS

                Franklin U.S. Government Agency Money Market Fund

N-1A                                          LOCATION IN
ITEM NO.       ITEM                           REGISTRATION STATEMENT

1.             Cover Page                     Cover Page

2.             Synopsis                       "Expense Summary"

3.             Condensed Financial            "Financial Highlights"; "How
               Information                    does the Fund Measure
                                              Performance?"

4.             General Description            "How is the Trust Organized?";
               of Registrant                  "How does the Fund Invest its
                                              Assets?"

5.             Management of the Fund         "Who Manages the Fund?"

5A.            Management's Discussion        Contained in Registrant's Annual
               of Fund Performance            Report to Shareholders

6.             Capital Stock and Other        "How is the Trust Organized?";
               Securities                     "Services to Help You Manage
                                              Your Account"; "What
                                              Distributions Might I Receive
                                              from the Fund?"; "How Taxation
                                              Affects the Fund and its
                                              Shareholders"

7.             Purchase of Securities         "How Do I Buy Shares?";  "May I
               Being Offered                  Exchange Shares for Shares of
                                              Another Fund?";
                                              "Transaction Procedures and
                                              Special Requirements"; "Services
                                              to Help You Manage Your
                                              Account"; "Who Manages the
                                              Fund?"; "Useful Terms and
                                              Definitions"

8.             Redemption or Repurchase       "How Do I Sell Shares?"; "May I
                                              Exchange Shares for Shares of
                                              Another Fund?"; "Transaction
                                              Procedures and Special
                                              Requirements"; "Services to Help
                                              You Manage Your Account"

9.             Legal Proceedings              Not Applicable




                          INSTITUTIONAL FIDUCIARY TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                 PART A: INFORMATION REQUIRED IN THE PROSPECTUS

                             Money Market Portfolio
           Franklin U.S. Government Securities Money Market Portfolio

N-1A                                          LOCATION IN
ITEM NO.       ITEM                           REGISTRATION STATEMENT

1.             Cover Page                     Cover Page

2.             Synopsis                       "Expense Summary"

3.             Condensed Financial            "Financial Highlights"; "How
               Information                    does the Fund Measure
                                              Performance?"

4.             General Description            "How is the Trust Organized?";
               of Registrant                  "How does the Fund Invest its
                                              Assets?"; "What are the Fund's
                                              Potential Risks?"

5.             Management of the Fund         "Who Administers the Fund?"

5A.            Management's Discussion        Contained in Registrant's Annual
               of Fund Performance            Report to Shareholders

6.             Capital Stock and Other        "How is the Trust Organized?";
               Securities                     "Services to Help You Manage
                                              Your Account"; "What
                                              Distributions Might I Receive
                                              from the Fund?"; "How Taxation
                                              Affects the Fund and its
                                              Shareholders"

7.             Purchase of Securities         "How Do I Buy Shares?";  "May I
               Being Offered                  Exchange Shares for Shares of
                                              Another Fund?";
                                              "Transaction Procedures and
                                              Special Requirements"; "Services
                                              to Help You Manage Your
                                              Account"; "Who Administers the
                                              Fund?"; "Useful Terms and
                                              Definitions"

8.             Redemption or Repurchase       "How Do I Sell Shares?"; "May I
                                              Exchange Shares for Shares of
                                              Another Fund?"; "Transaction
                                              Procedures and Special
                                              Requirements"; "Services to Help
                                              You Manage Your Account"

9.             Legal Proceedings              Not Applicable




                          INSTITUTIONAL FIDUCIARY TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                 PART A: INFORMATION REQUIRED IN THE PROSPECTUS

        Franklin Institutional Adjustable U.S. Government Securities Fund
             Franklin Institutional Adjustable Rate Securities Fund

N-1A                                          LOCATION IN
ITEM NO.       ITEM                           REGISTRATION STATEMENT

1.             Cover Page                     Cover Page

2.             Synopsis                       "Expense Summary"

3.             Condensed Financial            "Financial Highlights"; "How
               Information                    does the Fund Measure
                                              Performance?"

4.             General Description            "How is the Trust Organized?";
               of Registrant                  "How does the Fund Invest its
                                              Assets?"; "What are the Fund's
                                              Potential Risks?"

5.             Management of the Fund         "Who Administers the Fund?"

5A.            Management's Discussion        Contained in Registrant's Annual
               of Fund Performance            Report to Shareholders

6.             Capital Stock and Other        "How is the Trust Organized?";
               Securities                     "Services to Help You Manage
                                              Your Account"; "What
                                              Distributions Might I Receive
                                              from the Fund?"; "How Taxation
                                              Affects the Fund and its
                                              Shareholders"

7.             Purchase of Securities         "How Do I Buy Shares?";  "May I
               Being Offered                  Exchange Shares for Shares of
                                              Another Fund?"; "Transaction
                                              Procedures and Special
                                              Requirements"; "Services to Help
                                              You Manage Your Account"; "Who
                                              Administers the Fund?"; "Useful
                                              Terms and Definitions"

8.             Redemption or Repurchase       "How Do I Sell Shares?"; "May I
                                              Exchange Shares for Shares of
                                              Another Fund?"; "Transaction
                                              Procedures and Special
                                              Requirements"; "Services to Help
                                              You Manage Your Account"

9.             Legal Proceedings              Not Applicable




                          INSTITUTIONAL FIDUCIARY TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                       Part B: Information Required in the
                       STATEMENT OF ADDITIONAL INFORMATION

                           Franklin Cash Reserves Fund

N-1A                                          LOCATION IN
ITEM NO.       ITEM                           REGISTRATION STATEMENT

10.            Cover Page                     Cover Page

11.            Table of Contents              Table of Contents

12.            General Information and        See Prospectus "How is the Trust
               History                        Organized?"

13.            Investment Objectives          "How does the Fund Invest its
               and Policies                   Assets?"; "Investment
                                              Restrictions"

14.            Management of the              "Officers and Trustees";
               Registrant                     "Investment Management and Other
                                              Services"

15.            Control Persons and            "Officers and Trustees";
               Principal Holders of           "Investment Management and Other
               Securities                     Services"; "Miscellaneous
                                              Information"

16.            Investment Advisory and        "Investment Management and Other
               Other Services                 Services"; "The Fund's
                                              Underwriter"

17.            Brokerage Allocation           "How does the Portfolio Buy
                                              Securities for its Portfolio?"

18.            Capital Stock and Other        See Prospectus "How is the Trust
               Securities                     Organized?"

19.            Purchase, Redemption and       "How Do I Buy, Sell and Exchange
               Pricing of Securities          Shares?"; "How are Fund Shares
               Being Offered                  Valued?"; "Financial Statements"

20.            Tax Status                     "Additional Information on
                                              Distributions and Taxes"

21.            Underwriters                   "The Fund's Underwriter"

22.            Calculation of                 "How does the Fund Measure
               Performance Data               Performance?"

23.            Financial Statements           "Financial Statements"




                          INSTITUTIONAL FIDUCIARY TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                       Part B: Information Required in the
                       STATEMENT OF ADDITIONAL INFORMATION

                  Franklin U.S. Treasury Money Market Portfolio

N-1A                                          LOCATION IN
ITEM NO.       ITEM                           REGISTRATION STATEMENT

10.            Cover Page                     Cover Page

11.            Table of Contents              Table of Contents

12.            General Information and        See Prospectus "How is the Trust
               History                        Organized?"

13.            Investment Objectives          "How does the Fund Invest its
               and Policies                   Assets?"; "Investment
                                              Restrictions"

14.            Management of the              "Officers and Trustees";
               Registrant                     "Investment Management and Other
                                              Services"

15.            Control Persons and            "Officers and Trustees";
               Principal Holders of           "Investment Management and Other
               Securities                     Services"; "Miscellaneous
                                              Information"

16.            Investment Advisory and        "Investment Management and Other
               Other Services                 Services"; "The Fund's
                                              Underwriter"

17.            Brokerage Allocation           "How does the Fund Buy
                                              Securities for its Portfolio?"

18.            Capital Stock and Other        See Prospectus "How is the Trust
               Securities                     Organized?"

19.            Purchase, Redemption and       "How Do I Buy, Sell and Exchange
               Pricing of Securities          Shares?"; "How are Fund Shares
               Being Offered                  Valued?"; "Financial Statements"

20.            Tax Status                     "Additional Information on
                                              Distributions and Taxes"

21.            Underwriters                   "The Fund's Underwriter"

22.            Calculation of                 "How does the Fund Measure
               Performance Data               Performance?"

23.            Financial Statements           "Financial Statements"




                          INSTITUTIONAL FIDUCIARY TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                       Part B: Information Required in the
                       STATEMENT OF ADDITIONAL INFORMATION

                Franklin U.S. Government Agency Money Market Fund

N-1A                                          LOCATION IN
ITEM NO.       ITEM                           REGISTRATION STATEMENT

10.            Cover Page                     Cover Page

11.            Table of Contents              Table of Contents

12.            General Information and        See Prospectus "How is the Trust
               History                        Organized?"

13.            Investment Objectives          "How does the Fund Invest its
               and Policies                   Assets?"; "Investment
                                              Restrictions"

14.            Management of the              "Officers and Trustees";
               Registrant                     "Investment Management and Other
                                              Services"

15.            Control Persons and            "Officers and Trustees";
               Principal Holders of           "Investment Management and Other
               Securities                     Services"; "Miscellaneous
                                              Information"

16.            Investment Advisory and        "Investment Management and Other
               Other Services                 Services"; "The Fund's
                                              Underwriter"

17.            Brokerage Allocation           "How does the Fund Buy
                                              Securities for its Portfolio?"

18.            Capital Stock and Other        See Prospectus "How is the Trust
               Securities                     Organized?"

19.            Purchase, Redemption and       "How Do I Buy, Sell and Exchange
               Pricing of Securities          Shares?"; "How are Fund Shares
               Being Offered                  Valued?"; "Financial Statements"

20.            Tax Status                     "Additional Information on
                                              Distributions and Taxes"

21.            Underwriters                   "The Fund's Underwriter"

22.            Calculation of                 "How does the Fund Measure
               Performance Data               Performance?"

23.            Financial Statements           "Financial Statements"




                          INSTITUTIONAL FIDUCIARY TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                       Part B: Information Required in the
                       STATEMENT OF ADDITIONAL INFORMATION

                             Money Market Portfolio
           Franklin U.S. Government Securities Money Market Portfolio

N-1A                                          LOCATION IN
ITEM NO.       ITEM                           REGISTRATION STATEMENT

10.            Cover Page                     Cover Page

11.            Table of Contents              Table of Contents

12.            General Information and        See Prospectus "How is the Trust
               History                        Organized?"

13.            Investment Objectives          "How does the Fund Invest its
               and Policies                   Assets?"; "Investment
                                              Restrictions"

14.            Management of the              "Officers and Trustees";
               Registrant                     "Investment Management and Other
                                              Services"

15.            Control Persons and            "Officers and Trustees";
               Principal Holders of           "Investment Management and Other
               Securities                     Services"; "Miscellaneous
                                              Information"

16.            Investment Advisory and        "Investment Management and Other
               Other Services                 Services"; "The Fund's
                                              Underwriter"

17.            Brokerage Allocation           "How does the Portfolio Buy
                                              Securities for its Portfolio?"

18.            Capital Stock and Other        See Prospectus "How is the Trust
               Securities                     Organized?"

19.            Purchase, Redemption and       "How Do I Buy, Sell and Exchange
               Pricing of Securities          Shares?"; "How are Fund Shares
               Being Offered                  Valued?"; "Financial Statements"

20.            Tax Status                     "Additional Information on
                                              Distributions and Taxes"

21.            Underwriters                   "The Fund's Underwriter"

22.            Calculation of                 "How does the Fund Measure
               Performance Data               Performance?"

23.            Financial Statements           "Financial Statements"




                          INSTITUTIONAL FIDUCAIRY TRUST
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                       Part B: Information Required in the
                       STATEMENT OF ADDITIONAL INFORMATION

        Franklin Institutional Adjustable U.S. Government Securities Fund
             Franklin Institutional Adjustable Rate Securities Fund

N-1A                                          LOCATION IN
ITEM NO.       ITEM                           REGISTRATION STATEMENT

10.            Cover Page                     Cover Page

11.            Table of Contents              Table of Contents

12.            General Information and        See Prospectus "How is the Trust
               History                        Organized?"

13.            Investment Objectives          "How does the Fund Invest its
               and Policies                   Assets?"; "Investment
                                              Restrictions"

14.            Management of the              "Officers and Trustees";
               Registrant                     "Investment Management and Other
                                              Services"

15.            Control Persons and            "Officers and Trustees";
               Principal Holders of           "Investment Management and Other
               Securities                     Services"; "Miscellaneous
                                              Information"

16.            Investment Advisory and        "Investment Management and Other
               Other Services                 Services"; "The Fund's
                                              Underwriter"

17.            Brokerage Allocation           "How does the Portfolio Buy
                                              Securities for its Portfolio?"

18.            Capital Stock and Other        See Prospectus "How is the Trust
               Securities                     Organized?"

19.            Purchase, Redemption and       "How Do I Buy, Sell and
               Pricing of Securities          Exchange Shares?"; "How are
               Being Offered                  Fund Shares Valued?";
                                              "Financial Statements"

20.            Tax Status                     "Additional Information on
                                              Distributions and Taxes"

21.            Underwriters                   "The Fund's Underwriter"

22.            Calculation of                 "How does the Fund Measure
               Performance Data               Performance?"

23.            Financial Statements           "Financial Statements"








PROSPECTUS
FRANKLIN CASH
RESERVES FUND
INVESTMENT STRATEGY
INCOME


NOVEMBER 1, 1997


INSTITUTIONAL FIDUCIARY TRUST


This prospectus describes the Franklin Cash Reserves Fund (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.

The Fund has a Statement of Additional Information ("SAI"), dated November 1, 1997, which may be amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy call 1-800/321-8563.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


FRANKLIN CASH RESERVES FUND

Unlike most funds that invest directly in securities, the Fund seeks to achieve its investment objectives by investing all of its assets in shares of The Money Market Portfolio (the "Portfolio"). The Portfolio is a series of The Money Market Portfolios ("Money Market"). Its investment objectives are the same as the Fund's.

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.

TABLE OF CONTENTS

ABOUT THE FUND
Expense Summary                                             2
Financial Highlights                                        3
How does the Fund Invest its Assets?                        4
What are the Fund's Potential Risks?                        8
Who Administers the Fund?                                   9
How does the Fund Measure Performance?                     11
How Taxation Affects the Fund and its Shareholders         11
How is the Trust Organized?                                12

ABOUT YOUR ACCOUNT
How Do I Buy Shares?                                       13
May I Exchange Shares for Shares of Another Fund?          15
How Do I Sell Shares?                                      17
What Distributions Might I Receive from the Fund?          19
Transaction Procedures and Special Requirements            19
Services to Help You Manage Your Account                   23
What If I Have Questions About My Account?                 24

GLOSSARY
Useful Terms and Definitions                               24

FRANKLIN
CASH
RESERVES
FUND

November 1, 1997

When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section


777 Mariners Island Blvd.
P.O. Box 7777
San Mateo
CA 94403-7777

1-800/321-8563

ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the Fund. It is based on the Fund's historical expenses, including its proportionate share of the Portfolio's expenses, for the fiscal year ended June 30, 1997. The Fund's actual expenses may vary.

A.   SHAREHOLDER TRANSACTION EXPENSES+

     Exchange Fee (per transaction)                               $5.00*

B.   ANNUAL FUND OPERATING EXPENSES
     (as a percentage of average net assets)

     Management and Administration Fees 0.40%**

     12b-1 Fees                                                    0.22%***

     Other Expenses of the Fund and the Portfolio                  0.07%
                                                                   --------

     Total Fund Operating Expenses                                 0.69%**
                                                                   ========

C.   EXAMPLE

     Assume the Fund's annual return is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

     1 YEAR     3 YEARS     5 YEARS     10 YEARS
     -------------------------------------------
       $7         $22         $38         $86


     THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.


**For the period shown, Advisers had agreed in advance to limit its management and administration fees. With this reduction, management fees of the Portfolio were 0.14% and administration fees of the Fund were 0.07%. Total Fund operating expenses were 0.50%.
*** These fees may not exceed 0.25%.

The Board considered whether the total fees and expenses of the Fund and the Portfolio would be more or less than if the Fund invested directly in the types of securities held by the Portfolio. By investing all of its assets in shares of the Portfolio, the Fund and other investment companies and institutional investors are able to pool their assets. This may result in a variety of operating economies. Accordingly, the Board concluded that the total expenses of the Fund and the Portfolio were expected to be lower than if the Fund invested directly in various types of money market instruments. Of course, there is no guarantee that asset growth and lower expenses will be achieved. Advisers, however, has agreed in advance to limit expenses so that they will not be higher than if the Fund invested directly in the types of securities held by the Portfolio. Advisers may end this arrangement at any time upon notice to the Board. For more information on the fees and expenses of the Fund and the Portfolio, please see "Who Administers the Fund?"


FINANCIAL HIGHLIGHTS


This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report covering the periods shown below appears in the financial statements in the Fund's Annual Report to Shareholders for the fiscal year ended June 30, 1997. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call 1-800/321-8563.

                                                           YEAR ENDED JUNE 30,
                                                   --------------------------------------
                                                    1997          1996           1995
                                                   --------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value at beginning of period              $1.00         $1.00          $1.00

Net investment income                                 .050          .052           .052

Distributions from net investment income             (.050)        (.052)         (.052)
                                                   --------------------------------------

Net asset value at end of period                    $1.00         $1.00          $1.00
                                                   ======================================

Total Return*                                        5.11%         5.35%          5.34%

RATIOS/SUPPLEMENTAL DATA

Net assets at end of period (in 000's)              $76,510       $30,381        $14,545

Ratio of expenses to average net assets1,2            .50%          .49%           .40%

Ratio of expenses to average net assets
  (before fee waiver)1,2                              .69%          .73%           .79%

Ratio of net investment income
  to average net assets                              5.00%         5.10%          5.69%

*Total return measures the change in value of an investment over the periods indicated. It is not annualized. It assumes reinvestment of dividends and capital gains at Net Asset Value.
1Includes the Fund's share of the Portfolio's allocated expenses.
2During the periods indicated, Advisers agreed in advance to waive a portion of its administration fees of the Fund and its management fees of the Portfolio.


HOW DOES THE FUND INVEST ITS ASSETS?


THE FUND'S INVESTMENT OBJECTIVES

The investment objectives of the Fund are high current income (in the context of the type of investments available to the Fund) consistent with capital preservation and liquidity. The Fund seeks to achieve its objectives by investing all of its assets in the Portfolio. The investment objectives of the Portfolio are the same as the Fund's. The investment policies of the Fund are also substantially similar to the Portfolio's except, in all cases, the Fund may pursue its policies by investing in an open-end management investment company with the same investment objectives and substantially similar policies and restrictions as the Fund. Any additional exceptions are noted below.

The Fund also attempts to maintain a stable Net Asset Value of $1 per share, although there is no assurance that this will be achieved.

The Fund acquires shares of the Portfolio at Net Asset Value. An investment in the Fund is an indirect investment in the Portfolio. The investment objectives of both the Fund and the Portfolio are fundamental and may not be changed without shareholder approval. Of course, there is no assurance that the Fund will achieve its objectives.

TYPES OF SECURITIES IN WHICH THE PORTFOLIO MAY INVEST

QUALITY, DIVERSIFICATION AND MATURITY STANDARDS. The Portfolio follows certain procedures required by federal securities laws with respect to the quality, maturity and diversification of its investments. These procedures are designed to help maintain a stable $1 share price. Generally, they require the Portfolio to maintain a dollar-weighted average portfolio maturity of 90 days or less and to limit its investments to U.S. dollar denominated instruments that:

o the Board of Trustees of Money Market determines present minimal credit risks;

o are rated by nationally recognized rating services in one of the two highest rating categories, or are unrated but are considered to be comparable in quality to securities that have been rated in one of the two highest rating categories; and

o    have remaining maturities of 397 calendar days or less.

These procedures also limit the amount of assets that the Portfolio may invest in the securities of a single issuer. Generally, the Portfolio may not invest more than 5% of its total assets in the securities of a single issuer, other than in U.S. government securities. For a more complete description of the Portfolio's diversification policies, please see "How does the Fund Invest its Assets?" in the SAI. A description of the various rating categories is also included in the SAI. Please see "Appendices - Description of Ratings." Because the Portfolio limits its investments to high-quality securities, its portfolio will generally earn lower yields than a portfolio with lower-quality securities that are subject to greater risk. The yield to shareholders in the Portfolio, and thus the Fund, is accordingly likely to be lower.

U.S. GOVERNMENT SECURITIES. The Portfolio may invest in U.S. government securities. These include marketable fixed-, floating-, and variable-rate securities issued or guaranteed by the U.S. government or its agencies, or by various instrumentalities that have been established or sponsored by the U.S. government. Some of these securities, including U.S. Treasury bills, notes, and bonds and securities of the Government National Mortgage Association and the Federal Housing Administration, are issued or guaranteed by the U.S. government or carry a guarantee that is supported by the full faith and credit of the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises and are not direct obligations of the U.S. government. Instead, they involve sponsorship or guarantees by government agencies or enterprises. For example, some securities are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Bank, and some are supported by the credit of the instrumentality, such as obligations of the Federal National Mortgage Association.

BANK OBLIGATIONS. The Portfolio may invest in bank obligations, or instruments secured by bank obligations, including fixed-, floating-, or variable-rate CDs, letters of credit, time deposits, bank notes, and bankers' acceptances issued by banks and savings institutions with assets of at least $1 billion. Time deposits are non-negotiable deposits that are held in a banking institution for a specified time at a stated interest rate. The Portfolio may not invest more than 10% of its assets in time deposits with more than seven days to maturity.

The Portfolio may invest in obligations of U.S. banks, foreign branches of U.S. banks, foreign branches of foreign banks, and U.S. branches of foreign banks that have a federal or state charter to do business in the U.S. and are subject to U.S. regulatory authorities. The Portfolio may invest in an obligation issued by a branch of a bank only if the parent bank has assets of at least $5 billion, and may invest only up to 25% of its assets in obligations of foreign branches of U.S. or foreign banks. The Portfolio may, however, invest more than 25% of its assets in certain domestic bank obligations, including U.S. branches of foreign banks.

COMMERCIAL PAPER. The Portfolio may invest in commercial paper of domestic or foreign issuers. Commercial paper typically refers to short-term obligations of banks, corporations, and other borrowers with maturities of up to 270 days. Variable master demand notes are a type of commercial paper. They are direct arrangements between a lender and a borrower that allow daily changes to the amount borrowed and to the interest rate. The Portfolio, as lender, may increase or decrease the amount provided by the note agreement, and the borrower may repay up to the full amount of the note without penalty. Typically, the borrower may also set the interest rate daily, usually at a rate that is the same or similar to the interest rate on other commercial paper issued by the borrower. The Portfolio does not have any limit on the amount of its assets that may be invested in master demand notes and may invest only in master demand notes of U.S. issuers.

Because variable master demand notes are direct lending arrangements between the lender and the borrower, they generally are not traded and do not have a secondary market. They are, however, redeemable at face value plus accrued interest at any time, although the Portfolio's ability to redeem a note is dependent on the ability of the borrower to pay the principal and interest on demand. When determining whether to invest in a master demand note, Advisers considers, among other things, the earning power, cash flow, and other liquidity ratios of the issuer.

CORPORATE OBLIGATIONS. The Portfolio may invest in corporate obligations, including fixed-, floating-, and variable-rate bonds, debentures, or notes.

MUNICIPAL SECURITIES. The Portfolio may invest up to 10% of its assets in taxable municipal securities. Municipal securities are issued by or on behalf of states, territories, or possessions of the U.S., the District of Columbia, or their political subdivisions, agencies, or instrumentalities. They are generally issued to raise money for various public purposes, such as constructing public facilities and making loans to public institutions. Certain types of municipal securities are issued to provide funding for privately operated facilities and are generally taxable.

OTHER INVESTMENT POLICIES OF THE PORTFOLIO

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS. The Portfolio may buy and sell securities on a "when-issued" and "delayed-delivery" basis. These are trading practices where payment and delivery of the securities take place at a future date. These transactions are subject to market fluctuations and the risk that the value of a security at delivery may be more or less than its purchase price. Repurchase Agreements. In a repurchase agreement, the Portfolio buys U.S. government securities from a bank or broker-dealer at one price and agrees to sell them back to the bank or broker-dealer at a higher price on a specified date. The securities subject to resale are held on behalf of the Portfolio by a custodian bank approved by Money Market's Board of Trustees. The bank or broker-dealer must transfer to the custodian securities with an initial market value of at least 102% of the repurchase price to help secure the obligation to repurchase the securities at a later date. The securities are then marked-to-market daily to maintain coverage of at least 100%. If the bank or broker-dealer does not repurchase the securities as agreed, the Portfolio may experience a loss or delay in the liquidation of the securities underlying the repurchase agreement and may also incur liquidation costs. The Portfolio, however, intends to enter into repurchase agreements only with banks or broker-dealers that are considered creditworthy by Advisers.

LOANS OF PORTFOLIO SECURITIES. The Portfolio may lend its portfolio securities to qualified securities dealers or other institutional investors, if the loans do not exceed 25% of the value of the Portfolio's total assets at the time of the most recent loan. The Portfolio, however, currently intends to limit its lending of securities to no more than 5% of its total assets.

PORTFOLIO TRADING. The Portfolio may actively trade securities in its portfolio, without limitation, if Advisers believes that yields could be increased by doing so. Advisers considers current market conditions, cash requirements, and its revised evaluations of a security when determining whether or not to hold securities until maturity. The yield on certain securities held by the Portfolio may decline if the securities are sold before maturity.

BORROWING. The Portfolio may borrow up to 5% of its total assets from banks for temporary or emergency purposes. The Portfolio will not make any new investments while any outstanding loans exceed 5% of its total assets.

ILLIQUID INVESTMENTS. The Portfolio's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Portfolio has valued them. They include securities subject to legal or contractual restrictions on resale, securities that are not readily marketable, and repurchase agreements and master demand notes with more than seven days to maturity.

OTHER POLICIES AND RESTRICTIONS. The Fund and the Portfolio have a number of additional investment restrictions that limit their activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's and the Portfolio's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

The Fund and the Portfolio consider their respective policies and restrictions discussed in this prospectus and in the SAI at the time of investment. Neither the Fund nor the Portfolio is generally required to sell a security because of a change in circumstances.

THE FUND'S MASTER/FEEDER FUND STRUCTURE

The Fund's structure, whereby it invests all of its assets in the Portfolio, is sometimes known as a "Master/Feeder Fund Structure." This is a relatively new format that often results in certain operational and other complexities. The Franklin organization was one of the first mutual fund complexes in the country to implement this structure, and the Board does not believe the additional complexities outweigh the potential benefits to be gained by shareholders.

The Fund's investment of all of its assets in the Portfolio was previously approved by shareholders of the Fund. Whenever the Fund, as an investor in the Portfolio, is asked to vote on a matter relating to the Portfolio, the Fund will hold a meeting of Fund shareholders and will cast its votes in the same proportion as the Fund's shareholders have voted.

The Franklin Templeton Funds have three other funds that invest in the Portfolio; two are designed for institutional investors only and one, Franklin Templeton Money Fund II, is available only to Class II shareholders in the Franklin Templeton Funds pursuant to that fund's exchange privilege. In the future, other funds may be created that may likewise invest in the Portfolio, or existing funds may be restructured so that they may invest in the Portfolio. If requested, we will forward additional information to you about other funds through which you may invest in the Portfolio. If you would like to receive this information, please call Fund Information.

The Portfolio is a diversified series of Money Market, an open-end management investment company. Money Market was organized as a Delaware business trust on June 16, 1992, and is registered with the SEC. Money Market currently issues shares in two separate series. In the future, additional series may be added by the Board of Trustees of Money Market.

For information on the Fund's administrator and its expenses, please see "Who Administers the Fund?"

WHAT ARE THE FUND'S POTENTIAL RISKS?

FOREIGN SECURITIES. Investments in securities of foreign issuers, including obligations of foreign branches of U.S. and foreign banks and obligations of U.S. branches of foreign banks, involve special risks. These risks include future unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions that may affect the payment of principal or interest on securities held by the Portfolio. In addition, there may be less publicly available information about foreign issuers.

CREDIT, MARKET AND INTEREST RATE RISK. Credit risk is a function of the ability of an issuer of a security to make timely interest payments and to pay the principal of a security upon maturity. It is generally reflected in a security's underlying credit rating and its stated interest rate (normally the coupon rate). A change in the credit risk associated with a security may cause a corresponding change in the security's price. Market risk is the risk of price fluctuation of a security caused by changes in general economic and interest rate conditions that affect the market as a whole. A security's maturity length also affects its price. In addition, changes in interest rates may affect the value of a security. Generally, when interest rates rise the value of a security falls, and vice versa. Interest rates have increased and decreased in the past. These changes are unpredictable. The short duration and high credit quality of the securities in which the Portfolio, and thus the Fund, invests may generally reduce these risks.

MASTER/FEEDER FUND STRUCTURE. An investment in the Fund may be subject to certain risks due to the Fund's structure. These risks include the potential that if other shareholders in the Portfolio sell their shares, the Fund's expenses may increase or the economies of scale that have been achieved as a result of the structure may be diminished. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could also have effective voting control over the operation of the Portfolio. Furthermore, if the Portfolio changes its objective or any of its fundamental policies and shareholders of the Fund do not approve the change for the Fund, the Fund may be forced to withdraw its investment from the Portfolio and seek another investment company with the same objective and policies.

If the Board considers it to be in the best interest of the Fund, the Fund may withdraw its investment in the Portfolio at any time. In that event, the Board would consider what action to take, including the investment of all of the Fund's assets in another pooled investment entity with the same investment objective and substantially similar policies as the Fund or the hiring of an investment advisor to manage the Fund's investments. Either circumstance may cause an increase in Fund expenses.


WHO ADMINISTERS THE FUND?


THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations.

The Board, with approval of all disinterested and interested Board members, has adopted written procedures designed to deal with potential conflicts of interest that may arise from the Trust and Money Market having substantially the same boards. These procedures call for an annual review of the Fund's relationship with the Portfolio. If a conflict exists, the boards may take action, which may include the establishment of a new board. The Board has determined that there are no conflicts of interest at the present time. For more information, please see "Summary of Procedures To Monitor Conflicts of Interest" and "Officers and Trustees" in the SAI.

INVESTMENT MANAGER AND ADMINISTRATOR. Advisers manages the Portfolio's assets and makes its investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $212 billion in assets. Advisers also provides certain administrative services and facilities for the Fund. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

MANAGEMENT FEES. You will bear a portion of the Portfolio's operating expenses, including its management fees, to the extent that the Fund, as a shareholder of the Portfolio, bears these expenses. The portion of the Portfolio's expenses borne by the Fund depends on the Fund's proportionate share of the Portfolio's net assets. During the fiscal year ended June 30, 1997, the Fund's proportionate share of the Portfolio's management fees, before any advance waiver, totaled 0.15% of the average daily net assets of the Fund. The Fund's administration fees, before any advance waiver, totaled 0.25%. Total operating expenses, including fees paid to Advisers before any advance waiver, were 0.69%. Under an agreement by Advisers to limit its fees, the Fund paid a proportionate share of the Portfolio's management fees totaling 0.14% and administration fees totaling 0.07%. Total expenses of the Fund were 0.50%. Advisers may end this arrangement at any time upon notice to the Board.

PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How does the Portfolio Buy Securities for its Portfolio?" in the SAI for more information.

THE RULE 12B-1 PLAN

The Fund has a distribution plan or "Rule 12b-1 Plan" under which it may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the Fund. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Payments by the Fund under the plan may not exceed 0.25% per year of the Fund's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. For more information, please see "The Fund's Underwriter" in the SAI.


HOW DOES THE FUND MEASURE PERFORMANCE?


From time to time, the Fund advertises its performance. Commonly used measures of performance include current and effective yield.


Current yield shows the income per share earned by the Fund. When the yield is calculated assuming that income earned is reinvested, it is called an effective yield.


The Fund's investment results will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

The Fund is treated as a separate entity for federal income tax purposes. The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will generally not be liable for federal income or excise taxes.


For federal income tax purposes, any income dividends you receive from the Fund, as well as any distributions derived from the excess of net short-term capital gain over net long-term capital loss, are treated as ordinary income whether you have elected to receive them in cash or in additional shares.


Dividends received by a qualified retirement plan ordinarily will not be subject to taxation until the proceeds are distributed from the retirement plan account. Generally, distributions from the account will be taxable as ordinary income and, if made prior to the time the participant reaches age 59 1/2 or becomes permanently disabled, will be subject to an additional tax equal to 10% of the amount distributed. If the distributions from a retirement plan (other than a governmental or church plan) for any taxable year following the year in which the participant reaches age 701/2 are less than the "minimum required distribution" for that taxable year, an excise tax equal to 50% of the deficiency may be imposed on the payee. Moreover, certain contributions to a retirement plan in excess of the amounts permitted by law may be subject to an excise tax.

Since the Fund seeks to maintain a stable $1 per share price for both purchases and redemptions, you are not expected to realize a capital gain or loss upon redemption or exchange of Fund shares.

Since the Fund's income is derived from interest income and gain on the sale of portfolio securities rather than qualifying dividend income, no portion of the Fund's distributions will generally be eligible for the corporate dividends-received deduction.

The Fund will inform you of the source of its dividends and distributions at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status for federal income tax purposes.


The Fund may be used for the investment of surplus funds of municipalities, including funds which are subject to the arbitrage rebate requirements of
Section 148 of the Code. Section 115(1) of the Code provides, in part, that gross income does not include income derived from the exercise of any essential governmental function and accruing to a state, territory or political subdivision thereof. To the extent that investments in the Fund are made in connection with such functions, states and their political subdivisions will not be liable to federal taxation on income or gains derived from an investment in the Fund. The Fund does not meet currently defined exceptions to the arbitrage rebate requirements and a portion or all of the earnings distributed by the Fund may need to be paid over to the U.S. Treasury as rebatable arbitrage earnings in accordance with the provisions of the Code.


You should consult with your tax advisor with respect to the applicability of state and local intangible property or income taxes to your investment in the Fund and distributions and redemption proceeds you receive from the Fund.


If you are not considered a U.S. person for federal income tax purposes you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes to distributions you receive from the Fund and the application of foreign tax laws to these distributions.

HOW IS THE TRUST ORGANIZED?


The Fund is a no-load, diversified series of Institutional Fiduciary Trust (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust on January 15, 1985 and is registered with the SEC. Shares of each series of the Trust have equal and exclusive rights to dividends and distributions declared by that series and the net assets of the series in the event of liquidation or dissolution. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes. Additional series may be offered in the future.


The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.


The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.

ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?


OPENING YOUR ACCOUNT


You may buy shares of the Fund without a sales charge. The Fund is available exclusively to retirement plan participants and other institutional investors, including corporations, banks, savings and loan associations, and government entities. Individuals may not otherwise buy shares of the Fund. In the case of retirement plans, there is no required minimum initial investment amount and shares of the Fund must be registered at the omnibus level. Although the amount that may be contributed to the various investment options under a retirement plan in any one year is subject to certain limitations, assets already held by a retirement plan may be invested in the Fund without regard to the limitations. Certain institutional investors, such as corporations, banks, and savings and loan associations, may also purchase shares of the Fund subject to a minimum initial investment of $100,000. Government entities, however, including states, counties, cities, and their instrumentalities, departments, agencies, and authorities may open an account in the Fund with a minimum initial investment of $1,000. Subsequent purchases are not subject to a minimum purchase requirement. The Fund and Distributors reserve the right to reject any order for the purchase of shares.

----------------------------- ----------------------------------------------------------------
METHOD                        STEPS TO FOLLOW
----------------------------- ----------------------------------------------------------------
BY MAIL                       1. For an initial investment, complete and sign an application.

                              2. Return the application, if applicable, to the Fund with your check, Federal Reserve draft, or negotiable bank
                                 draft made payable to the Fund. Instruments drawn on
                                 other investment companies may not be accepted.
----------------------------- ----------------------------------------------------------------
----------------------------- ----------------------------------------------------------------
METHOD                        STEPS TO FOLLOW
----------------------------- ----------------------------------------------------------------
----------------------------- ----------------------------------------------------------------
BY WIRE                       1. Call Institutional Services at 1-800/321-8563 or
See "Holiday Schedule" under     650/312-3600 to advise of your intention to wire funds
"Transaction Procedures and      for investment. We must receive your call before 11:15
Special Requirements"            a.m. Pacific time. The Fund will supply a wire control
                                 number for the investment. You will need a new number
                                 every time you wire money into your account. If we
                                 receive wire money which is not identified with a
                                 currently effective wire control number, we will return
                                 it to the bank from which it was wired and it will not be
                                 credited to your account.

                              2. On the same day, wire the funds to Bank of America, ABA routing number 121000358, for credit to Institutional
                                 Fiduciary Trust-Franklin Cash Reserves Fund, A/C
                                 1493-3-04779. Be sure to include your account number,
                                 account registration, and wire control number. The bank
                                 must receive the wired funds and report the receipt of
                                 wired funds to the Fund by 3:00 p.m. Pacific time. Later
                                 wires are credited the following business day. You should
                                 place and wire your investment as early in the day as
                                 possible.

                              3. For initial investments, complete an application and return it to the Fund. For investments over $50,000, you also
                                 need to complete the Institutional Telephone Privileges
                                 Agreement.
----------------------------- ----------------------------------------------------------------
----------------------------- ----------------------------------------------------------------
THROUGH YOUR DEALER           Call your investment representative
----------------------------- ----------------------------------------------------------------

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

The investment authority of certain investors may be restricted by law. If you are such an investor, you should consult your legal advisor to determine whether and to what extent shares of the Fund are legal investments for you. If you are a municipal investor considering investing proceeds of bond offerings, you should consult with expert counsel to determine the effect, if any, of payments by the Fund on arbitrage rebate calculations.

MORE INFORMATION ABOUT BUYING SHARES BY WIRE

Wire trades placed by the above deadline will receive same-day credit so long as funds are received as described above. In order to maximize efficient Fund management, please place your order and wire your investment as early in the day as possible. Prior business day notification of a trade may be required. Requests to begin a wire order after the cut off time will not be in proper form for that day's purchase and will receive credit on the next business day.

PAYMENTS TO SECURITIES DEALERS

If you buy shares through a Securities Dealer, Distributors may make a payment to the Securities Dealer out of its own resources. Please contact Institutional Services for more information.


MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?


We offer a wide variety of funds. The shares of most of these funds are offered to the public with a sales charge. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums.

----------------------- ----------------------------------------------------------
METHOD                  STEPS TO FOLLOW
----------------------- ----------------------------------------------------------
BY MAIL                 Send us written instructions signed by all account owners
----------------------- ----------------------------------------------------------
----------------------- ----------------------------------------------------------
BY PHONE                1. Call Institutional Services at 1-800/321-8563

                        2. For requests over $50,000, you must complete an
                           Institutional Telephone Privileges Agreement.
----------------------- ----------------------------------------------------------
----------------------- ----------------------------------------------------------
THROUGH YOUR DEALER     Call your investment representative
----------------------- ----------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.


WILL SALES CHARGES APPLY TO MY EXCHANGE?


You will generally pay the applicable front-end sales charge of the fund you are exchanging into, unless you acquired your Fund shares under the exchange privilege. These charges may not apply if you qualify to buy shares without a sales charge. For example, certain institutional investors such as government entities, certain retirement plans, trust companies, and bank trust departments, may buy Class I shares of other Franklin Templeton Funds without a sales charge.


HOW WE PROCESS YOUR EXCHANGE


FROM THE FUND INTO ANY OTHER SERIES OF THE TRUST. The exchange will be processed at the Net Asset Value the day your request is received before 11:15 a.m. Pacific time, with payment for the shares bought processed on the following business day when the funds are made available from the Fund.

FROM THE FUND INTO CLASS I SHARES OF OTHER FRANKLIN TEMPLETON FUNDS. The exchange will be processed at the respective Net Asset Value or offering price of the funds involved on the day your request is received in proper form before 11:15 a.m. Pacific time. Requests received after 11:15 a.m. will be processed on the following business day.

FROM ANOTHER FUND IN THE FRANKLIN TEMPLETON FUNDS INTO THE FUND. The transactions will be processed as a liquidation from the other fund at its Net Asset Value on the day the exchange is received in proper form prior to the time the valuation of shares for that fund is effected, generally 3:00 p.m. Pacific time for money market funds (excluding the money market funds of the Trust) and 1:00 p.m. Pacific time for non-money market funds, and a purchase of the Fund's shares on the following business day at the price computed on such following business day when the money for the purchase is available and the purchase order is considered to be in proper form.

RETIREMENT PLANS

Retirement plan participants may exchange shares in accordance with the options available under, and the requirements of, their plan and plan administrator. Retirement plan administrators may charge a fee in connection with exchanges.


EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


o    You may only exchange shares within the SAME CLASS, except as noted below.


o    The accounts must be identically registered.

o    The fund you are exchanging into must be eligible for sale in your state.


o We may modify or discontinue our exchange policy if we give you 60 days' written notice.

o Your exchange may be restricted or refused if you have: (i) requested an exchange out of the Fund within two weeks of an earlier exchange request,
     (ii) exchanged shares out of the Fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt Fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the Fund, such as "Advisor Class" or "Class Z" shares. Because the Fund does not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for shares of the Fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Fund shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for shares of the Fund at Net Asset Value.

HOW DO I SELL SHARES?


You may sell (redeem) your shares at any time.


-------------------------- -----------------------------------------------------------------
METHOD                     STEPS TO FOLLOW
-------------------------- -----------------------------------------------------------------
BY MAIL                    1. Send us written instructions signed by all account owners

                           2. Provide a signature guarantee if required

                           3. Corporate, partnership, and trust accounts may need to send additional documents. Accounts under court jurisdiction may have other requirements.
-------------------------- -----------------------------------------------------------------
-------------------------- -----------------------------------------------------------------
BY PHONE                   Call Institutional Services at 1-800/321-8563
See "Holiday Schedule"
under "Transaction         o You may exceed $50,000 by completing a separate agreement. Call
Procedures and Special       Institutional Services to receive a copy.
Requirements"
                           o Telephone requests will be accepted unless the address on your account was changed by phone within the last 15 days.
-------------------------- -----------------------------------------------------------------
-------------------------- -----------------------------------------------------------------
THROUGH YOUR DEALER        Call your investment representative
-------------------------- -----------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. If you sell your shares by phone, the check may only be made payable to all registered owners on the account and sent to the address of record. If requested, redemption proceeds may also be wired directly to a commercial bank previously designated by you on an application, or in a signature-guaranteed letter of instruction.

A payment may be transmitted by wire the same business day if the phone request is received before 11:15 a.m. Pacific time that day. For later requests, payments will be transmitted by wire on the following business day. If you anticipate requesting a same-day wire redemption over $5 million, please notify the Fund about this on the prior business day. In order to maximize efficient fund management, please request your same-day wire redemption of any size as early in the day as possible. Prior business day notification of the trade may be required.

Telephone redemption orders may not be used to direct payments to another party or non-designated account. Written instructions will be required.

The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven-day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.


Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.


CONTINGENT DEFERRED SALES CHARGE


Most Franklin Templeton Funds impose a Contingent Deferred Sales Charge on certain investments if you sell all or a part of the investment within the Contingency Period. While the Fund generally does not impose a Contingent Deferred Sales Charge, it will do so if you sell shares that were exchanged into the Fund from another Franklin Templeton Fund and those shares would have been assessed a Contingent Deferred Sales Charge in the other fund. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The time the shares are held in the Fund does not count towards the completion of any Contingency Period.

We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.


Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?


The Fund declares dividends each day that its Net Asset Value is calculated and pays them to shareholders of record as of the close of business that day. The daily allocation of net investment income begins on the day after we receive your money or settlement of a wire order trade and continues to accrue through the day we receive your request to sell your shares or the settlement of a wire order trade.

Dividend payments may vary from day to day and may be omitted on some days, depending on changes in the Fund's net investment income. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY AMOUNT OF DIVIDENDS OR RETURN ON AN INVESTMENT IN ITS SHARES.


DIVIDEND OPTIONS


Dividends will automatically be reinvested monthly in the form of additional shares of the Fund at the Net Asset Value per share at the close of business on or about the last business day of the month. You may, however, choose to receive dividends in cash. To do so, please notify the Fund or Institutional Services. Certain restrictions may apply to retirement plans.

Since the net income of the Fund is declared as a dividend each time the net income is determined, the Net Asset Value per share of the Fund is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of your investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares in your account.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS


SHARE PRICE


You buy and sell shares at Net Asset Value. We will use the Net Asset Value next calculated after we receive your transaction request in proper form.


HOW AND WHEN SHARES ARE PRICED

The Fund is open for business each day that both the NYSE and the San Francisco Fed are open. We determine the Net Asset Value per share at 12:30 p.m. Pacific time. To calculate Net Asset Value per share, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.


HOLIDAY SCHEDULE


In order to receive same-day credit for transactions, you need to transmit your request to buy, sell, or exchange shares to the Fund by 11:15 a.m. Pacific time, except on holidays or the day before or after a holiday.

The Fund is informed that the NYSE and/or the San Francisco Fed observe the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans' Day, Thanksgiving Day and Christmas Day. Although the Fund expects the same holiday schedule to be observed in the future, the San Francisco Fed or the NYSE may modify its holiday schedule at any time. On any day before or after a NYSE or San Francisco Fed holiday, or on any day when the Public Securities Association recommends an early closing, the Fund reserves the right to set an earlier time for notice and receipt of wire order purchase and redemption orders submitted for same-day credit or redemption. Please place your trades as early in the day as possible on a day before or after a holiday. To the extent that the Fund's portfolio securities are traded in other markets on days the San Francisco Fed or the NYSE is closed, the Fund's Net Asset Value may be affected when investors do not have access to the Fund to buy or sell shares. Other Franklin Templeton Funds may follow different holiday closing schedules.


PROPER FORM


An order to buy shares is in proper form when we receive your signed shareholder application and check or wired funds. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary.

Many of the Fund's investments must be paid for in federal funds, which are monies held by the Fund's custodian bank on deposit at the San Francisco Fed and elsewhere. The Fund generally cannot invest money received from you until it is converted into and is available to the Fund in federal funds. Therefore, your purchase order may not be considered in proper form until the money received from you is available in federal funds, which may take up to two days. If the Fund is able to make investments immediately (within one business day), it may accept your order with payment in other than federal funds.


WRITTEN INSTRUCTIONS


Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:


o    Your name,

o    The Fund's name,

o    A description of the request,


o    For exchanges, the name of the fund you are exchanging into,


o    Your account number,

o    The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1) You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,


4) We receive instructions from an agent, not the registered owners,


5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.


TELEPHONE TRANSACTIONS


You may initiate many transactions by phone, including by facsimile or computer. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Institutional Services at 1-800/321-8563.

When you call, we will request personal, corporate, or other identifying information to confirm that instructions are genuine. We may also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. If you are unable to execute a transaction by phone, we will not be liable for any loss.

RETIREMENT PLANS. The telephone transaction options available to retirement plans are limited to those that are provided under the plan.

REQUIRED DOCUMENTS

For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

--------------------- -------------------------------------------------------------------
TYPE OF ACCOUNT       DOCUMENTS REQUIRED
--------------------- -------------------------------------------------------------------
CORPORATION           Corporate Resolution
--------------------- -------------------------------------------------------------------
--------------------- -------------------------------------------------------------------
PARTNERSHIP           1. The pages from the partnership agreement that identify the general partners, or

                      2. A certification for a partnership agreement
--------------------- -------------------------------------------------------------------
--------------------- -------------------------------------------------------------------
TRUST                 1. The pages from the trust document that identify the trustees, or

                      2. A certification for trust
--------------------- -------------------------------------------------------------------


TAX IDENTIFICATION NUMBER


The IRS requires us to have your correct tax identification number on a signed application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if (i) you have not furnished a certified correct taxpayer identification number, (ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or (iv) you are subject to backup withholding.

We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $20,000 (or one-half the minimum required investment, whichever is less). We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to the minimum amount.


SERVICES TO HELP YOU MANAGE YOUR ACCOUNT


CUMULATIVE QUANTITY DISCOUNTS


You may include the cost or current value (whichever is higher) of your Fund shares when determining if you may buy shares of another Franklin Templeton Fund at a discount. You may also include your Fund shares towards the completion of a Letter of Intent established in connection with the purchase of shares of another Franklin Templeton Fund.


For additional information regarding these programs, please call Institutional Services at 1-800/321-8563.


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o    Confirmation  and  account  statements  reflecting   transactions  in  your
     account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.


o Financial reports of the Fund will be sent every six months. Call Institutional Services if you would like an additional free copy of the Fund's financial reports.

SPECIAL SERVICES

Investor Services may charge separate fees to shareholders, to be negotiated directly with such shareholders, for providing special services in connection with their accounts, such as subaccounting, processing a large number of wires, or other special handling which a shareholder may request. Such special services to certain shareholders will not increase the expenses borne by the Fund.


AVAILABILITY OF THESE SERVICES


The services above are available to most shareholders. If, however, your shares are held by a financial institution or in a street name account, the Fund may not be able to offer these services directly to you. In particular, retirement plans that use the services of Franklin's ValuSelect or another administrative service should follow their standard procedures. Otherwise, retirement plans will receive detailed instructions on how to access or make use of the various options offered by the Fund.

GENERAL

Government Accounting Standards Board (GASB) Statement No. 3 pertaining to Deposits with Financial Institutions provides, in paragraph 69, that investments in mutual funds should be disclosed, but not categorized.


WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?


If you have any questions about your account, you may write to Institutional Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, Distributors, and Advisers are also located at this address. You may also contact us by phone at 1-800/321-8563, Monday through Friday, from 6:00 a.m. to 5:00 p.m. Pacific time.


If you are a ValuSelect plan participant you may obtain current price, yield and performance information regarding the Franklin Templeton Funds included in the plan by calling KeyFACTSSM at 1-800/KEY-2110.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

GLOSSARY

USEFUL TERMS AND DEFINITIONS


ADVISERS - Franklin Advisers, Inc., the Fund's investment manager


BOARD - The Board of Trustees of the Trust


CLASS I - Certain funds in the Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended


CONTINGENCY PERIOD - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.


CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

INSTITUTIONAL SERVICES - Franklin Templeton Institutional Services Department

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent


IRS - Internal Revenue Service


MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NYSE - New York Stock Exchange


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SAN FRANCISCO FED - Federal Reserve Bank of San Francisco

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

U.S. - United States


WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.









INSTITUTIONAL
FIDUCIARY TRUST
PROSPECTUS


NOVEMBER 1, 1997


FRANKLIN U.S. TREASURY MONEY MARKET PORTFOLIO
777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777
1-800/321-8563


This prospectus describes the Franklin U.S. Treasury Money Market Portfolio (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.

The Fund has a Statement of Additional Information ("SAI"), dated November 1, 1997, which may be amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy call 1-800/321-8563.

An investment in the Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain a stable Net Asset Value of $1 per share.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.

TABLE OF CONTENTS

ABOUT THE FUND
Expense Summary                                             3
Financial Highlights                                        4
How does the Fund Invest its Assets?                        4
Who Manages the Fund?                                       5
How does the Fund Measure Performance?                      6
How Taxation Affects the Fund and its Shareholders          6
How is the Trust Organized?                                 7

ABOUT YOUR ACCOUNT
How Do I Buy Shares?                                        8
May I Exchange Shares for Shares of Another Fund?           9
How Do I Sell Shares?                                      11
What Distributions Might I Receive from the Fund?          12
Transaction Procedures and Special Requirements            12
Services to Help You Manage Your Account                   15
What If I Have Questions About My Account?                 16

GLOSSARY
Useful Terms and Definitions                               16

--------------------------------------------------------------------------------
When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

ABOUT THE FUND


EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the Fund. It is based on the Fund's historical expenses for the fiscal year ended June 30, 1997. The Fund's actual expenses may vary.

A.   SHAREHOLDER TRANSACTION EXPENSES+
     Exchange Fee (per transaction)                        $5.00*

B.   ANNUAL FUND OPERATING EXPENSES
     (as a percentage of average net assets)
     Management Fees                                        0.25%**
     Rule 12b-1 Fees                                        0.00%***
     Other Expenses                                         0.08%
     Total Fund Operating Expenses                          0.33%**


C.   EXAMPLE


     Assume the Fund's annual return is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

     ---------------------------------------------------
     1 YEAR        3 YEARS       5 YEARS        10 YEARS
       $3            $11           $19             $42


     THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.


**For the period shown, Advisers had agreed in advance to limit its management fees. With this reduction, management fees were 0.12% and total Fund operating expenses were 0.20%.
***These fees may not exceed 0.15% per year. The Fund has not been required to make payments for Rule 12b-1 plan expenses.


FINANCIAL HIGHLIGHTS


This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report covering each of the most recent five years appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1997. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call 1-800/321-8563.

------------------------------------------------------------------------------------------------------------------
YEAR ENDED JUNE 30                               1997      1996       1995       1994       1993       1992+

PER SHARE OPERATING PERFORMANCE

Net Asset Value at Beginning of Period           $1.00     $1.00      $1.00      $1.00      $1.00      $1.00
                                                ------------------------------------------------------------------

Net Investment Income                              .050      .052       .051       .032       .031       .035
                                                ------------------------------------------------------------------

Distributions from Net Investment Income          (.050)    (.052)     (.051)     (.032)     (.031)     (.035)
                                                ------------------------------------------------------------------

Net Asset Value at End of Period                 $1.00     $1.00      $1.00      $1.00      $1.00      $1.00
                                                ==================================================================

Total Return**                                    5.09%     5.29%      5.17%      3.23%      3.14%      3.59%

Net Assets at End of Period (in 000's)           $68,815   $123,157   $200,935   $195,135   $179,232   $194,223

RATIOS/SUPPLEMENTAL DATA

Ratio of Expenses to Average Net Assets++         0.20%     0.19%      0.10%      0.05%      0.05%      0.02%*

Ratio of Net Investment Income to
  Average Net Assets                              4.97%     5.20%      5.05%      3.17%      3.12%      4.38%*

*Annualized
**Total return measures the change in value of an investment over the periods indicated. It is not annualized. It assumes reinvestment of dividends and capital gains at Net Asset Value.
+For the period August 2, 1991 (effective date) to June 30, 1992.
++During the periods indicated, Advisers agreed in advance to waive a portion of its management fees and made payments of other expenses of the Fund. Had such action not been taken, the ratios of expenses to average net assets would have been as follows:

                                    Ratio of Expenses
                                  TO AVERAGE NET ASSETS
                                  ---------------------
 1992                                    0.31%*

 1993                                    0.35

 1994                                    0.30

 1995                                    0.30

 1996                                    0.30

 1997                                    0.33


HOW DOES THE FUND INVEST ITS ASSETS?


THE FUND'S INVESTMENT OBJECTIVE

The Fund's investment objective is to obtain as high a level of current income (in the context of the type of investments available to the Fund) as is consistent with capital preservation and liquidity. The objective is a fundamental policy of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund will achieve its objective. The Fund also attempts to maintain a stable Net Asset Value of $1 per share, although there is no assurance that this will be achieved.

TYPES OF SECURITIES IN WHICH THE FUND MAY INVEST

QUALITY, DIVERSIFICATION AND MATURITY STANDARDS. The Fund follows certain procedures required by federal securities laws with respect to the quality, maturity and diversification of its investments. These procedures are designed to help maintain a stable $1 share price. Generally, they require the Fund to maintain a dollar-weighted average portfolio maturity of 90 days or less and to limit its investments to U.S. dollar denominated instruments that:

o    the Board determines present minimal credit risks;

o are rated by nationally recognized rating services in one of the two highest rating categories, or are unrated but are considered to be comparable in quality to securities that have been rated in one of the two highest rating categories; and

o    have remaining maturities of 397 calendar days or less.


The Fund invests only in U.S. Treasury securities. By itself, the Fund does not constitute a balanced investment plan. You should recognize that many securities can provide a higher yield than direct U.S. government obligations, although they will not provide the same high quality and security of principal.


U.S. TREASURY SECURITIES. These securities are supported by the full faith and credit of the U.S. and differ only in their interest rates, maturities and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of more than ten years. The Fund's investments may bear fixed or variable rates of interest, and its share price and yield are not guaranteed by the U.S. government. The Fund does not invest in repurchase agreements, securities issued by agencies or instrumentalities of the federal government or any other type of money market instruments.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS. The Fund may purchase short-term securities on a when-issued or delayed-delivery basis. These transactions are arrangements in which the Fund buys securities with payment and delivery scheduled for a future time. The price is subject to market fluctuation and the value at delivery may be more or less than the purchase price.


OTHER INVESTMENT POLICIES OF THE FUND

BORROWING. The Fund may borrow from banks, for temporary emergency purposes only, and pledge its assets for these loans, up to 5% of its total net assets. The Fund may also make loans of its portfolio securities not in excess of 10% of the value of its total net assets. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the securities fail financially.


ACTIVE TRADING. Whenever the Fund believes market conditions are such that yields could be increased by actively trading the portfolio securities to take advantage of short-term market variations, the Fund may do so without restriction or limitation. Typically, this trading involves additional risks of loss to the extent the securities differ in maturity, credit quality or other aspects, and to the extent of the brokerage, if any, or other transaction costs involved. Brokerage or other commissions are not normally charged on the purchase or sale of money market instruments in which the Fund invests.

OTHER POLICIES AND RESTRICTIONS. The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

Each of the Fund's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund makes an investment. The Fund is generally not required to sell a security because of a change in circumstances.


WHO MANAGES THE FUND?


THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations.

INVESTMENT MANAGER. Advisers manages the Fund's assets and makes its investment decisions. Advisers also performs similar services for other funds. Advisers also provides certain administrative services and facilities for the Fund. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $212 billion in assets. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

MANAGEMENT FEES. During the fiscal year ended June 30, 1997 management fees, before any advance waiver, totaled 0.25% of the average daily net assets of the Fund. Total operating expenses, including fees paid to Advisers before any advance waiver, were 0.33%. Under an agreement by Advisers to limit its fees, the Fund paid management fees totaling 0.12%. Total expenses of the Fund were 0.20%. Advisers may end this arrangement at any time upon notice to the Board.

PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How does the Fund Buy Securities for its Portfolio?" in the SAI for more information.

THE RULE 12B-1 PLAN

The Fund has a distribution plan or "Rule 12b-1 Plan" under which it may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the Fund. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Payments by the Fund under the plan may not exceed 0.15% per year of the Fund's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. For more information, please see "The Fund's Underwriter" in the SAI.


HOW DOES THE FUND MEASURE PERFORMANCE?


From time to time, the Fund advertises its performance. Commonly used measures of performance include current and effective yield.


Current yield shows the income per share earned by the Fund. When the yield is calculated assuming that income earned is reinvested, it is called an effective yield.


The Fund's investment results will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

The Fund is treated as a separate entity for federal income tax purposes. The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will generally not be liable for federal income or excise taxes.


For federal income tax purposes, any income dividends received from the Fund, as well as any distributions derived from the excess of net short-term capital gain over net long-term capital loss, are treated as ordinary income whether received in cash or in additional shares.


Since the Fund seeks to maintain a stable $1 per share price for both purchases and redemptions, you are not expected to realize a capital gain or loss upon redemption or exchange of Fund shares.

Since the Fund's income is derived from interest and gain on the sale of portfolio securities rather than qualifying dividend income, no portion of the Fund's distributions will generally be eligible for the corporate dividends-received deduction.

The Fund will inform you of the source of its dividends and distributions at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status for federal income tax purposes.


The Fund may be used for the investment of surplus funds of municipalities including funds which are subject to the arbitrage rebate requirements of
Section 148 of the Code. Section 115(1) of the Code provides, in part, that gross income does not include income derived from the exercise of any essential governmental function and accruing to a state, territory or political subdivision thereof. To the extent that investments in the Fund are made in connection with such functions, states and their political subdivisions will not be subject to federal taxation on income or gains derived from an investment in the Fund. The Fund does not meet currently defined exceptions to the arbitrage rebate requirements and a portion or all of the earnings distributed by the Fund may be required to be paid over to the U.S. Treasury as rebatable arbitrage earnings in accordance with the provisions of the Code.


You should consult with your tax advisor with respect to the applicability of state and local intangible property or income taxes to your investment in the Fund and to distributions and redemption proceeds received from the Fund.


If you are not considered a U.S. person for federal income tax purposes, you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes to distributions you receive from the Fund and the application of foreign tax laws to these distributions.


HOW IS THE TRUST ORGANIZED?

The Fund is a no-load, diversified series of Institutional Fiduciary Trust (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust on January 15, 1985, and is registered with the SEC. Shares of each series of the Trust have equal and exclusive rights to dividends and distributions declared by that series and the net assets of the series in the event of liquidation or dissolution. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes. Additional series may be offered in the future.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.

ABOUT YOUR ACCOUNT


HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT

The Fund is designed for institutional investors, such as corporations, banks, savings and loan associations, trust companies and for government entities for investment of their own capital and of monies held in accounts for which they act in a fiduciary, advisory, agency, custodial, or other similar capacity, to the extent permitted by regulations pertaining to permissible investments of these entities. Individuals may not buy shares of the Fund. Fund shares are offered without a sales charge.


                                                MINIMUM
                                             INVESTMENTS*
---------------------------------------------------------
To Open Your Account                           $100,000

To Add to Your Account                        no minimum


*Except for states, counties, cities, and their instrumentalities, departments, agencies and authorities who may open an account in the Fund with a minimum initial investment of $1,000. We may refuse any order to buy shares or waive the minimum investment requirement.


------------------------------ -----------------------------------------------------------------
METHOD                         STEPS TO FOLLOW
------------------------------ -----------------------------------------------------------------
BY MAIL                        1. For an initial investment, complete and sign an application.

                               2. Return the application, if applicable, to the Fund with your check, Federal Reserve draft, or negotiable bank draft
                                  made payable to the Fund. Instruments drawn on other
                                  investment companies may not be accepted.
------------------------------ -----------------------------------------------------------------
------------------------------ -----------------------------------------------------------------
BY WIRE                        1. Call Institutional Services at 1-800/321-8563 or
See "Holiday Schedule" under      650/312-3600 to advise of your intention to wire funds for
"Transaction Procedures and       investment. We must receive your call before 11:15 a.m.
Special Requirements"             Pacific time. The Fund will supply a wire control number
                                  for the investment. You will need a new number every time
                                  you wire money into your account. If we receive wire money which is not identified with a currently effective wire
                                  control number, we will return it to the bank from which
                                  it was wired and it will not be credited to your account.

                               2. On the same day, wire the funds to Bank of America, ABA routing number 121000358, for credit to Institutional
                                  Fiduciary Trust-Franklin U.S. Treasury Money Market
                                  Portfolio, A/C 1493-3-04779. Be sure to include your
                                  account number, account registration, and wire control
                                  number. The bank must receive the wired funds and report
                                  the receipt of wired funds to the Fund by 3:00 p.m.
                                  Pacific time. Later wires are credited the following
                                  business day. You should place and wire your investment as early in the day as possible.

                               3. For initial investments, complete an application and return it to the Fund. For investments over $50,000, you also
                                  need to complete the Institutional Telephone Privileges
                                  Agreement.
------------------------------ -----------------------------------------------------------------
------------------------------ -----------------------------------------------------------------
THROUGH YOUR DEALER            Call your investment representative
------------------------------ -----------------------------------------------------------------


When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.


The investment authority of certain investors may be restricted by law. If you are such an investor, you should consult your legal advisor to determine whether and to what extent shares of the Fund are legal investments for you. If you are a municipal investor considering investing proceeds of bond offerings, you should consult with expert counsel to determine the effect, if any, of payments by the Fund on arbitrage rebate calculations.


MORE INFORMATION ABOUT BUYING SHARES BY WIRE


Wire trades placed by the above deadline will receive same-day credit so long as funds are received as described above. In order to maximize efficient Fund management, please place your order and wire your investment as early in the day as possible. Prior business day notification of a trade may be required. Requests to begin a wire order after the cut off time will not be in proper form for that day's purchase and will receive credit on the next business day.


PAYMENTS TO SECURITIES DEALERS

If you buy shares through a Securities Dealer, Distributors may make a payment to the Securities Dealer out of its own resources. Please contact Institutional Services for more information.

MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?


We offer a wide variety of funds. The shares of most of these funds are offered to the public with a sales charge. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums.

---------------------- ---------------------------------------------------------
METHOD                 STEPS TO FOLLOW
---------------------- ---------------------------------------------------------
BY MAIL                Send us written instructions signed by all account owners
---------------------- ---------------------------------------------------------
---------------------- ---------------------------------------------------------
BY PHONE               1. Call Institutional Services at 1-800/321-8563

                       2. For requests over $50,000, you must complete an
                            Institutional Telephone Privileges Agreement.
---------------------- ---------------------------------------------------------
---------------------- ---------------------------------------------------------
THROUGH YOUR DEALER    Call your investment representative
---------------------- ---------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.


WILL SALES CHARGES APPLY TO MY EXCHANGE?

You will generally pay the applicable front-end sales charge of the fund you are exchanging into, unless you acquired your Fund shares under the exchange privilege. These charges may not apply if you qualify to buy shares without a sales charge. For example, certain institutional investors such as government entities, certain retirement plans, trust companies and bank trust departments, may buy Class I shares of other Franklin Templeton Funds without a sales charge.

HOW WE PROCESS YOUR EXCHANGE


FROM THE FUND INTO ANY OTHER SERIES OF THE TRUST. The exchange will be processed at the Net Asset Value the day your request is received before 11:15 a.m. Pacific time, with payment for the shares bought processed on the following business day when the funds are made available from the Fund.

FROM THE FUND INTO CLASS I SHARES OF OTHER FRANKLIN TEMPLETON FUNDS. The exchange will be processed at the respective Net Asset Value or offering price of the funds involved on the day your request is received in proper form before 11:15 a.m. Pacific time. Requests received after 11:15 a.m. will be processed on the following business day.

FROM ANOTHER FUND IN THE FRANKLIN TEMPLETON FUNDS INTO THE FUND. The transactions will be processed as a liquidation from the other fund at its Net Asset Value on the day the exchange is received in proper form prior to the time the valuation of shares for that fund is effected, generally 3:00 p.m. Pacific time for money market funds (excluding the money market funds of the Trust) and 1:00 p.m. Pacific time for non-money market funds, and a purchase of the Fund's shares on the following business day at the price computed on such following business day when the money for the purchase is available and the purchase order is considered to be in proper form.


RETIREMENT PLANS

Retirement plan participants may exchange shares in accordance with the options available under, and the requirements of, their plan and plan administrator. Retirement plan administrators may charge a fee in connection with exchanges.

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


o    You may only exchange shares within the SAME CLASS, except as noted below.


o    The accounts must be identically registered.

o    The fund you are exchanging into must be eligible for sale in your state.


o We may modify or discontinue our exchange policy if we give you 60 days' written notice.

o Your exchange may be restricted or refused if you have: (i) requested an exchange out of the Fund within two weeks of an earlier exchange request,
     (ii) exchanged shares out of the Fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt Fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the Fund, such as "Advisor Class" or "Class Z" shares. Because the Fund does not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for shares of the Fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Fund shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for shares of the Fund at Net Asset Value.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.


------------------------------- ----------------------------------------------------------------
METHOD                          STEPS TO FOLLOW
------------------------------- ----------------------------------------------------------------
BY MAIL                         1. Send us written instructions signed by all account owners

                                2. Provide a signature guarantee if required

                                3. Corporate, partnership and trust accounts may need to send additional documents. Accounts under court jurisdiction may have other requirements.
------------------------------- ----------------------------------------------------------------
------------------------------- ----------------------------------------------------------------
BY PHONE                        Call Institutional Services at 1-800/321-8563
See "Holiday Schedule" under
"Transaction Procedures and     o You may exceed $50,000 by completing a separate agreement.
Special Requirements"             Call Institutional Services to receive a copy.

                                o Telephone requests will be accepted unless the address on your account was changed by phone within the last 15 days.
------------------------------- ----------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. If you sell your shares by phone, the check may only be made payable to all registered owners on the account and sent to the address of record. If requested, redemption proceeds may also be wired directly to a commercial bank previously designated by you on an application, or in a signature-guaranteed letter of instruction.

A payment may be transmitted by wire the same business day if the phone request is received before 11:15 a.m. Pacific time that day. For later requests, payments will be transmitted by wire on the following business day. If you anticipate requesting a same-day wire redemption over $5 million, please notify the Fund about this on the prior business day. In order to maximize efficient fund management, please request your same-day wire redemption of any size as early in the day as possible. Prior business day notification of the trade may be required.


Telephone redemption orders may not be used to direct payments to another party or non-designated account. Written instructions will be required.


The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.


Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.


CONTINGENT DEFERRED SALES CHARGE


Most Franklin Templeton Funds impose a Contingent Deferred Sales Charge on certain investments if you sell all or a part of the investment within the Contingency Period. While the Fund generally does not impose a Contingent Deferred Sales Charge, it will do so if you sell shares that were exchanged into the Fund from another Franklin Templeton Fund and those shares would have been assessed a Contingent Deferred Sales Charge in the other fund. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The time the shares are held in the Fund does not count towards the completion of any Contingency Period.

We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.


Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The Fund declares dividends each day that its Net Asset Value is calculated and pays them to shareholders of record as of the close of business that day. The daily allocation of net investment income begins on the day after we receive your money or settlement of a wire order trade and continues to accrue through the day we receive your request to sell your shares or the settlement of a wire order trade.


Dividend payments may vary from day to day and may be omitted on some days, depending on changes in the Fund's net investment income. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY AMOUNT OF DIVIDENDS OR RETURN ON AN INVESTMENT IN ITS SHARES.


DIVIDEND OPTIONS

Dividends will automatically be reinvested monthly in the form of additional shares of the Fund at the Net Asset Value per share at the close of business on or about the last business day of the month. You may, however, choose to receive dividends in cash. To do so, please notify the Fund or Institutional Services. Certain restrictions may apply to retirement plans.

Since the net income of the Fund is declared as a dividend each time the net income is determined, the Net Asset Value per share of the Fund is expected to remain at $1.00 per share immediately after each such determination and dividend declaration. Any increase in the value of your investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares in your account.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS


SHARE PRICE

You buy and sell shares at Net Asset Value. We will use the Net Asset Value next calculated after we receive your transaction request in proper form.


HOW AND WHEN SHARES ARE PRICED


The Fund is open for business each day that both the NYSE and the San Francisco Fed are open. We determine the Net Asset Value per share at 12:30 p.m. Pacific time. To calculate Net Asset Value per share, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.


HOLIDAY SCHEDULE


In order to receive same-day credit for transactions, you need to transmit your request to buy, sell, or exchange shares to the Fund by 11:15 a.m. Pacific time, except on holidays or the day before or after a holiday.

The Fund is informed that the NYSE and/or the San Francisco Fed observe the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans' Day, Thanksgiving Day and Christmas Day. Although the Fund expects the same holiday schedule to be observed in the future, the San Francisco Fed or the NYSE may modify its holiday schedule at any time. On any day before or after a NYSE or San Francisco Fed holiday, or on any day when the Public Securities Association recommends an early closing, the Fund reserves the right to set an earlier time for notice and receipt of wire order purchase and redemption orders submitted for same-day credit or redemption. Please place your trades as early in the day as possible on a day before or after a holiday. To the extent that the Fund's portfolio securities are traded in other markets on days the San Francisco Fed or the NYSE is closed, the Fund's Net Asset Value may be affected when investors do not have access to the Fund to buy or sell shares. Other Franklin Templeton Funds may follow different holiday closing schedules.


PROPER FORM


An order to buy shares is in proper form when we receive your signed shareholder application and check or wired funds. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary.

Many of the Fund's investments must be paid for in federal funds, which are monies held by the Fund's custodian bank on deposit at the San Francisco Fed and elsewhere. The Fund generally cannot invest money received from you until it is converted into and is available to the Fund in federal funds. Therefore, your purchase order may not be considered in proper form until the money received from you is available in federal funds, which may take up to two days. If the Fund is able to make investments immediately (within one business day), it may accept your order with payment in other than federal funds.


WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o    Your name,

o    The Fund's name,

o    A description of the request,


o    For exchanges, the name of the fund you are exchanging into,


o    Your account number,

o    The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1)   You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4)   We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.


SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.

TELEPHONE TRANSACTIONS

You may initiate many transactions by phone, including by facsimile or computer. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Institutional Services at 1-800/321-8563.


When you call, we will request personal, corporate, or other identifying information to confirm that instructions are genuine. We may also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. If you are unable to execute a transaction by phone, we will not be liable for any loss.


RETIREMENT PLANS. The telephone transaction options available to retirement plans are limited to those that are provided under the plan.

REQUIRED DOCUMENTS

For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

----------------------- -------------------------------------------------------------------
TYPE OF ACCOUNT         DOCUMENTS REQUIRED
----------------------- -------------------------------------------------------------------
CORPORATION             Corporate Resolution
----------------------- -------------------------------------------------------------------
----------------------- -------------------------------------------------------------------
PARTNERSHIP             1. The pages from the partnership agreement that identify the general partners, or

                        2. A certification for a partnership agreement
----------------------- -------------------------------------------------------------------
----------------------- -------------------------------------------------------------------
TRUST                   1. The pages from the trust document that identify the trustees, or

                        2. A certification for trust
----------------------- -------------------------------------------------------------------

TAX IDENTIFICATION NUMBER


The IRS requires us to have your correct tax identification number on a signed application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if (i) you have not furnished a certified correct taxpayer identification number, (ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or (iv) you are subject to backup withholding.

We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.


KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $20,000 (or one-half the minimum required investment, whichever is less). We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to the minimum amount.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT


CUMULATIVE QUANTITY DISCOUNTS

You may include the cost or current value (whichever is higher) of your Fund shares when determining if you may buy shares of another Franklin Templeton Fund at a discount. You may also include your Fund shares towards the completion of a Letter of Intent established in connection with the purchase of shares of another Franklin Templeton Fund.


For additional information regarding these programs, please call Institutional Services at 1-800/321-8563.

TELEFACTS(R)

From a touch-tone phone, you may call our TeleFACTS system (day or night) at 1-800/247-1753 to:

o    obtain information about your account;


o    obtain price and performance information about any Franklin Templeton Fund;
     and

o    request duplicate statements, and deposit slips for Franklin accounts.

You will need the Fund's code number to use TeleFACTS. The Fund's code number is 043.


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o    Confirmation  and  account  statements  reflecting   transactions  in  your
     account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.


o Financial reports of the Fund will be sent every six months. Call Institutional Services if you would like an additional free copy of the Fund's financial reports.


SPECIAL SERVICES

Investor Services may charge separate fees to shareholders, to be negotiated directly with such shareholders, for providing special services in connection with their accounts, such as subaccounting, processing a large number of wires, or other special handling which a shareholder may request. Such special services to certain shareholders will not increase the expenses borne by the Fund.

AVAILABILITY OF THESE SERVICES


The services above are available to most shareholders. If, however, your shares are held by a financial institution or in a street name account, the Fund may not be able to offer these services directly to you.

GENERAL

Government Accounting Standards Board (GASB) Statement No. 3 pertaining to Deposits with Financial Institutions provides, in paragraph 69, that investments in mutual funds should be disclosed, but not categorized.


WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Institutional Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, Distributors, and Advisers are also located at this address. You may also contact us by phone at 1-800/321-8563, Monday through Friday, from 6:00 a.m. to 5:00 p.m. Pacific time.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.


GLOSSARY


USEFUL TERMS AND DEFINITIONS

ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust


CLASS I - Certain funds in the Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended


CONTINGENCY PERIOD - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.


CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds


INSTITUTIONAL SERVICES - Franklin Templeton Institutional Services Department

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service


MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NYSE - New York Stock Exchange


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SAN FRANCISCO FED - Federal Reserve Bank of San Francisco

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


TELEFACTS(R) - Franklin Templeton's automated customer servicing system


U.S. - United States

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.








INSTITUTIONAL
FIDUCIARY TRUST
PROSPECTUS


NOVEMBER 1, 1997


FRANKLIN U.S. GOVERNMENT AGENCY
 MONEY MARKET FUND
777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777
1-800/321-8563

This prospectus describes the Franklin U.S. Government Agency Money Market Fund (the "Fund"). It contains information you should know before investing in the Fund. Please keep it for future reference.


The Fund has a Statement of Additional Information ("SAI"), dated November 1, 1997, which may be amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/321-8563.

An investment in the Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain a stable Net Asset Value of $1 per share.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.

TABLE OF CONTENTS

ABOUT THE FUND                                              PAGE
Expense Summary                                                3
Financial Highlights                                           4
How does the Fund Invest its Assets?                           4
Who Manages the Fund?                                          6
How does the Fund  Measure Performance?                        7
How Taxation Affects the Fund and its Shareholders             7
How is the Trust Organized?                                    8

ABOUT YOUR ACCOUNT
How Do I Buy Shares?                                           8
May I Exchange Shares for Shares of Another Fund?             10
How Do I Sell Shares?                                         11
What Distributions Might I Receive from the Fund?             12
Transaction Procedures and Special Requirements               13
Services to Help You Manage Your Account                      15
What If I Have Questions About My Account?                    16

GLOSSARY
Useful Terms and Definitions                                  16

--------------------------------------------------------------------------------
When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.

ABOUT THE FUND

EXPENSE SUMMARY

This table is designed to help you understand the costs of investing in the Fund. It is based on the Fund's historical expenses for the fiscal year ended June 30, 1997. The Fund's actual expenses may vary.

A.   SHAREHOLDER TRANSACTION EXPENSES+

     Exchange Fee (per transaction)                         $5.00*

B.   ANNUAL FUND OPERATING EXPENSES
     (AS A PERCENTAGE OF AVERAGE NET ASSETS)
     Management Fees                                         0.15%**
     Rule 12b-1 Fees                                         0.29%***
     Other Expenses                                          0.04%
     Total Fund Operating Expenses                           0.48%**

C.   EXAMPLE

     Assume the Fund's annual return is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

     ---------------------------------------------------------------------------
     1 YEAR                 3 YEARS               5 YEARS              10 YEARS
       $5                     $15                   $27                   $60


     THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.


**For the period shown, Advisers had agreed in advance to limit its management fees. With this reduction, management fees were 0.12% and total Fund operating expenses were 0.45%.
***These fees may not exceed 0.30%.


FINANCIAL HIGHLIGHTS


This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report covering the periods shown below appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1997. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call 1-800/321-8563.

-----------------------------------------------------------------------------------------------------------------------
YEAR ENDED JUNE 30                                          1997              1996             1995              1994+

PER SHARE OPERATING PERFORMANCE

Net Asset Value at Beginning of Period                      $1.00             $1.00            $1.00             $1.00
                                                           ------------------------------------------------------------

Net Investment Income                                        0.49               .051             .051              .013
                                                           ------------------------------------------------------------

Distributions From Net Investment Income                    (0.49)             (.051)           (.051)            (.013)
                                                           ------------------------------------------------------------

Net Asset Value at End of Period                            $1.00             $1.00            $1.00             $1.00
                                                           ============================================================

Total Return**                                               5.06%             5.23%            5.22%             1.31%

RATIOS/SUPPLEMENTAL DATA

Net Assets at End of Period (in 000's)                     $134,362           $71,694          $34,285           $5,065

Ratio of Expenses to Average Net Assets++                     .45%              .44%             .30%              .40%*

Ratio of Net Investment Income to Average Net Assets         4.95%             5.04%            5.39%             3.32%*

*Annualized
**Total return measures the change in value of an investment over the periods indicated. It is not annualized. It assumes reinvestment of dividends and capital gains, if any, at Net Asset Value.
+For the period February 8, 1994 (effective date) to June 30, 1994.
++During the periods indicated, Advisers agreed in advance to waive a portion of its management fees. Had such action not been taken, the ratios of expenses to average net assets would have been as follows:

                             RATIO OF EXPENSES
                           TO AVERAGE NET ASSETS
                           ---------------------
1994+                             1.43*

1995                              0.47

1996                              0.47

1997                              0.48


HOW DOES THE FUND INVEST ITS ASSETS?

THE FUND'S INVESTMENT OBJECTIVE


The Fund's investment objectives are capital preservation and liquidity, while seeking high current income consistent with capital preservation and liquidity. The objectives are fundamental policies of the Fund and may not be changed without shareholder approval. Of course, there is no assurance that the Fund will achieve its objectives. The Fund also attempts to maintain a stable Net Asset Value of $1 per share, although there is no assurance that this will be achieved.

TYPES OF SECURITIES IN WHICH THE FUND MAY INVEST

QUALITY, DIVERSIFICATION AND MATURITY STANDARDS. The Fund follows certain procedures required by federal securities laws with respect to the quality, maturity and diversification of its investments. These procedures are designed to help maintain a stable $1 share price. Generally, they require the Fund to maintain a dollar-weighted average portfolio maturity of 90 days or less and to limit its investments to U.S. dollar denominated instruments that:

o    the Board determines present minimal credit risks;

o are rated by nationally recognized rating services in one of the two highest rating categories, or are unrated but are considered to be comparable in quality to securities that have been rated in one of the two highest rating categories; and

o    have remaining maturities of 397 calendar days or less.

The Fund invests only in U.S. government securities, which consist of marketable fixed-, floating-, and variable-rate securities issued or guaranteed by the U.S. government, its agencies, or various instrumentalities which have been established or sponsored by the U.S. government. The Fund invests at least 65% of its net assets in notes, bonds, discount notes, and other short-term securities issued by U.S. government agencies or instrumentalities, such as the Federal Farm Credit System, Federal Home Loan Banks, Student Loan Marketing Association, Tennessee Valley Authority, Federal Deposit Insurance Corporation, Federal Intermediate Credit Bank, and General Services Administration ("U.S. Government Agency Securities"). Some U.S. Government Agency Securities are supported by the right of the issuer to borrow from the U.S. Treasury. Others are supported only by the credit of the instrumentality. In addition, the Fund may invest in direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds. The Fund does not invest in repurchase agreements or any other type of money market instruments.

Because the Fund will limit its investments to high-quality securities, its yields will be generally lower than if the Fund purchased securities with a lower rating and correspondingly greater risk.

U.S. TREASURY SECURITIES. These securities are supported by the full faith and credit of the U.S. and differ only in their interest rates, maturities, and times of issuance. Treasury bills have initial maturities of one year or less; Treasury notes have initial maturities of one to ten years; and Treasury bonds generally have initial maturities of more than ten years. The Fund's investments may bear fixed or variable rates of interest, and its share price and yield are not guaranteed by the U.S. government.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS. The Fund may purchase short-term securities on a when-issued or delayed-delivery basis. These transactions are arrangements in which the Fund buys securities with payment and delivery scheduled for a future time. The price is subject to market fluctuation and the value at delivery may be more or less than the purchase price. The Fund engages in when-issued and delayed-delivery transactions only for the purpose of acquiring portfolio securities consistent with its investment objective and policies, and not for investment leverage. In when-issued and delayed-delivery transactions, the Fund relies on the seller to complete the transaction. The seller's failure to complete the transaction may cause the Fund to miss a price or yield considered to be advantageous. Securities bought on a when-issued or delayed-delivery basis do not generally earn interest until their scheduled delivery date.


OTHER INVESTMENT POLICIES OF THE FUND

BORROWING. The Fund may borrow from banks, under certain circumstances, and pledge up to 5% of its net assets for such loans.


ILLIQUID INVESTMENTS. The Fund may not acquire securities subject to legal or contractual restrictions on resale which are not readily marketable if, as a result, more than 10% of its total assets would be invested in such securities.

ACTIVE TRADING. Whenever the Fund believes market conditions are such that yields could be increased by actively trading the portfolio securities to take advantage of short-term market variations, the Fund may do so without restriction or limitation. Typically, this trading involves additional risks of loss to the extent the securities differ in maturity, credit quality, or other aspects, and to the extent of the brokerage, if any, or other transaction costs involved. Brokerage or other commissions are not normally charged on the purchase or sale of money market instruments in which the Fund invests.


OTHER POLICIES AND RESTRICTIONS. The Fund has a number of additional investment restrictions that limit its activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.


Each of the Fund's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund makes an investment. The Fund is generally not required to sell a security because of a change in circumstances.

CREDIT, MARKET AND INTEREST RATE RISK. Credit risk is a function of the ability of an issuer of a security to make timely interest payments and to pay the principal of a security upon maturity. It is generally reflected in a security's underlying credit rating and its stated interest rate (normally the coupon rate). A change in the credit risk associated with a security may cause a corresponding change in the security's price. Market risk is the risk of price fluctuation of a security caused by changes in general economic and interest rate conditions that affect the market as a whole. A security's maturity length also affects its price. In addition, changes in interest rates may affect the value of a security. Generally, when interest rates rise the value of a security falls, and vice versa. Interest rates have increased and decreased in the past. These changes are unpredictable. The short duration and high credit quality of the securities in which the Fund invests may generally reduce these risks.


WHO MANAGES THE FUND?

THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations.


INVESTMENT MANAGER. Advisers manages the Fund's assets and makes its investment decisions. Advisers also performs similar services for other funds. Advisers also provides certain administrative services and facilities for the Fund. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $212 billion in assets. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

MANAGEMENT FEES. During the fiscal year ended June 30, 1997, management fees, before any advance waiver, totaled 0.15% of the average daily net assets of the Fund. Total operating expenses, including fees paid to Advisers before any advance waiver, were 0.48%. Under an agreement by Advisers to limit its fees, the Fund paid management fees totaling 0.12%. Total expenses of the Fund were 0.45%. Advisers may end this arrangement at any time upon notice to the Board.

PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How does the Fund Buy Securities for its Portfolio?" in the SAI for more information.

THE RULE 12B-1 PLAN

The Fund has a distribution plan or "Rule 12b-1 Plan" under which it may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the Fund. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates; a prorated portion of Distributors' overhead expenses; and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Payments by the Fund under the plan may not exceed 0.30% per year of the Fund's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. For more information, please see "The Fund's Underwriter" in the SAI.


HOW DOES THE FUND MEASURE PERFORMANCE?


From time to time, the Fund advertises its performance. Commonly used measures of performance include current and effective yield.


Current yield shows the income per share earned by the Fund. When the yield is calculated assuming that income earned is reinvested, it is called an effective yield.


The Fund's investment results will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS


The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.


The Fund is treated as a separate entity for federal income tax purposes. The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will generally not be liable for federal income or excise taxes.


For federal income tax purposes, any income dividends received from the Fund, as well as any distributions derived from the excess of net short-term capital gain over net long-term capital loss, are treated as ordinary income whether received in cash or in additional shares.


Since the Fund seeks to maintain a stable $1 per share price for both purchases and redemptions, you are not expected to realize a capital gain or loss upon redemption or exchange of Fund shares.


Since the Fund's income is derived from interest and gain on the sale of portfolio securities rather than qualifying dividend income, no portion of the Fund's distributions will generally be eligible for the corporate dividends-received deduction.


The Fund will inform you of the source of its dividends and distributions at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status for federal income tax purposes of those dividends and distributions.

The Fund may be used for the investment of surplus funds of municipalities including funds which are subject to the arbitrage rebate requirements of
Section 148 of the Code. Section 115(1) of the Code provides, in part, that gross income does not include income derived from the exercise of any essential governmental function and accruing to a state, territory, or political subdivision thereof. To the extent that investments in the Fund are made in connection with such functions, states and their political subdivisions will not be subject to federal taxation on income or gains derived from an investment in the Fund. The Fund does not meet currently defined exceptions to the arbitrage rebate requirements, and a portion or all of the earnings distributed by the Fund may be required to be paid over to the U.S. Treasury as rebatable arbitrage earnings in accordance with the provisions of the Code.


You should consult with your tax advisor with respect to the applicability of state and local intangible property or income taxes to your shares of the Fund and to distributions and redemption proceeds received from the Fund.


If you are not considered a U.S. person for federal income tax purposes, you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes to distributions you receive from the Fund and the application of foreign tax laws to these distributions.

HOW IS THE TRUST ORGANIZED?

The Fund is a no-load, diversified series of Institutional Fiduciary Trust (the "Trust"), an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust on January 15, 1985, and is registered with the SEC. Shares of each series of the Trust have equal and exclusive rights to dividends and distributions declared by that series and the net assets of the series in the event of liquidation or dissolution. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes. Additional series may be offered in the future.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.

As of October 2, 1997, Republic Bank of California, N.A. owned of record and beneficially more than 25% of the outstanding shares of the Fund.

ABOUT YOUR ACCOUNT


HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT

The Fund is designed for institutional investors, such as corporations, banks, savings and loan associations, trust companies and for government entities for investment of their own capital and of monies held in accounts for which they act in a fiduciary, advisory, agency, custodial, or other similar capacity, to the extent permitted by regulations pertaining to permissible investments of these entities. Individuals may not buy shares of the Fund. Fund shares are offered without a sales charge.

                                           MINIMUM
                                        INVESTMENTS*
----------------------------------------------------
To Open Your Account                      $100,000

To Add to Your Account                   no minimum


*Except for states, counties, cities, and their instrumentalities, departments, agencies, and authorities who may open an account in the Fund with no minimum initial investment. We may refuse any order to buy shares or waive the minimum investment requirement.

------------------------------ ------------------------------------------------------------------------------
METHOD                         STEPS TO FOLLOW
------------------------------ ------------------------------------------------------------------------------
BY MAIL                        1. For an initial investment, complete and sign an application.

                               2. Return the application, if applicable, to the Fund with your check,
                                  Federal Reserve draft or negotiable bank draft made payable to the
                                  Fund. Instruments drawn on other investment companies may not be accepted.
------------------------------ ------------------------------------------------------------------------------
------------------------------ ------------------------------------------------------------------------------
BY WIRE                        1. Call Institutional Services at 1-800/321-8563 or 1-650/312-3600 to advise
See "Holiday Schedule" under      of your intention to wire funds for investment. We must receive your
"Transaction Procedures and       call before 11:15 a.m. Pacific time. The Fund will supply a wire
Special Requirements"             control number for the investment. You will need a new number every time you wire money into your account. If we receive wire money which is not identified with a currently effective wire control number, we will return it to the bank from which it was wired and it will not be credited to your account.

                               2. On the same day, wire the funds to Bank of America, ABA routing number
                                  121000358, for credit to Institutional Fiduciary Trust-Franklin U.S.
                                  Government Agency Money Market Fund, A/C 1493304779. Be sure to include your account number, account registration, and wire control number. The bank must receive the wired funds and report the receipt of wired funds to the Fund by 3:00 p.m. Pacific time. Later wires are credited the following business day. To maximize efficient Fund management, you should place and wire your investment as early in the day as possible.

                               3. For initial investments, complete an application and return it to the
                                  Fund. For investments over $50,000, you also need to complete the
                                  Institutional Telephone Privileges Agreement. Please call for a copy.
------------------------------ ------------------------------------------------------------------------------

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

The investment authority of certain investors may be restricted by law. If you are such an investor, you should consult your legal advisor to determine whether and to what extent shares of the Fund are legal investments for you. If you are a municipal investor considering investing proceeds of bond offerings, you should consult with expert counsel to determine the effect, if any, of payments by the Fund on arbitrage rebate calculations.


MORE INFORMATION ABOUT BUYING SHARES BY WIRE


Wire trades placed by the above deadline will receive same day credit so long as funds are received as described above. In order to maximize efficient Fund management, please place your order and wire your investment as early in the day as possible. Prior business day notification of a trade may be required. Requests to begin a wire order after the cut off time will not be in proper form for that day's purchase and will receive credit on the next business day.


PAYMENTS TO SECURITIES DEALERS

If you buy shares through a Securities Dealer, Distributors may make a payment to the Securities Dealer out of its own resources. Please contact Institutional Services for more information.

MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. The shares of most of these funds are offered to the public with a sales charge. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.


Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums.


------------------------ --------------------------------------------------------------------------
METHOD                   STEPS TO FOLLOW
------------------------ --------------------------------------------------------------------------
BY MAIL                  Send us written instructions signed by all account owners
------------------------ --------------------------------------------------------------------------
------------------------ --------------------------------------------------------------------------
BY PHONE                 1. Call Institutional Services at 1-800/321-8563

                         2. For requests over $50,000, you must complete an Institutional Telephone
                            Privileges Agreement.
------------------------ --------------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.

WILL SALES CHARGES APPLY TO MY EXCHANGE?


You will generally pay the applicable front-end sales charge of the fund you are exchanging into, unless you acquired your Fund shares under the exchange privilege. These charges may not apply if you qualify to buy shares without a sales charge. For example, certain institutional investors such as government entities, certain employee benefit plans, trust companies and bank trust departments, may buy Class I shares of other Franklin Templeton Funds without a sales charge.


HOW WE PROCESS YOUR EXCHANGE


FROM THE FUND INTO ANY OTHER SERIES OF THE TRUST. The exchange will be processed at the Net Asset Value the day your request is received before 11:15 a.m. Pacific time, with payment for the purchased shares processed on the following business day when the funds are made available from the Fund.

FROM THE FUND INTO CLASS I SHARES OF OTHER FRANKLIN TEMPLETON FUNDS. The exchange will be processed at the respective Net Asset Value or offering price of the funds involved on the day your request is received in proper form before 11:15 a.m. Pacific time. Requests received after 11:15 a.m. will be processed on the following business day.

FROM ANOTHER FUND IN THE FRANKLIN TEMPLETON FUNDS INTO THE FUND. The transactions will be processed as a liquidation from the other fund at its Net Asset Value on the day the exchange is received in proper form prior to the time the valuation of shares for that fund is effected, generally 3:00 p.m. Pacific time for money market funds (excluding the money market funds of the Trust) and 1:00 p.m. Pacific time for non-money market funds, and a purchase of the Fund's shares on the following business day at the price computed on such following business day when the money for the purchase is available and the purchase order is considered to be in proper form.


RETIREMENT PLANS

Retirement plan participants may exchange shares in accordance with the options available under, and the requirements of, their plan and plan administrator. Retirement plan administrators may charge a fee in connection with exchanges.

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


o    You may only exchange shares within the SAME CLASS, except as noted below.


o    The accounts must be identically registered.

o    The fund you are exchanging into must be eligible for sale in your state.

o We may modify or discontinue our exchange policy if we give you 60 days' written notice.


o Your exchange may be restricted or refused if you have: (i) requested an exchange out of the Fund within two weeks of an earlier exchange request,
     (ii) exchanged shares out of the Fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt Fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the Fund, such as "Advisor Class" or "Class Z" shares. Because the Fund does not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for shares of the Fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Fund shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for shares of the Fund at Net Asset Value.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.


------------------------------- -----------------------------------------------------------------------------
METHOD                          STEPS TO FOLLOW
------------------------------- -----------------------------------------------------------------------------
BY MAIL                         1. Send us written instructions signed by all account owners

                                2. Provide a signature guarantee if required

                                3. Corporate, partnership and trust accounts may need to send additional documents. Accounts under court jurisdiction may have other requirements.
------------------------------- -----------------------------------------------------------------------------
------------------------------- -----------------------------------------------------------------------------
BY PHONE                        1. Call Institutional Services at 1-800/321-8563
See "Holiday Schedule" under
"Transaction Procedures and     2. For requests over $50,000, you must complete an Institutional Telephone
Special Requirements"              Privileges Agreement. Call Institutional Services to receive a copy.

                                3. Telephone requests will be accepted unless the address on your account was changed by phone within the last 15 days.
------------------------------- -----------------------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. If you sell your shares by phone, the check may only be made payable to all registered owners on the account and sent to the address of record. If requested, redemption proceeds may also be wired directly to a commercial bank previously designated by you on an application, or in a signature-guaranteed letter of instruction.

A payment may be transmitted by wire the same business day if the phone request is received before 11:15 a.m. Pacific time that day. For later requests, payments will be transmitted by wire on the following business day. If you anticipate requesting a same-day wire redemption over $5 million, please notify the Fund about this on the prior business day. In order to maximize efficient fund management, please request your same-day wire redemption of any size as early in the day as possible. Prior business day notification of the trade may be required.


Telephone redemption orders may not be used to direct payments to another party or non-designated account. Written instructions will be required.


The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.

CONTINGENT DEFERRED SALES CHARGE


Most Franklin Templeton Funds impose a Contingent Deferred Sales Charge on certain investments if you sell all or a part of the investment within the Contingency Period. While the Fund generally does not impose a Contingent Deferred Sales Charge, it will do so if you sell shares that were exchanged into the Fund from another Franklin Templeton Fund and those shares would have been assessed a Contingent Deferred Sales Charge in the other fund. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The time the shares are held in the Fund does not count towards the completion of any Contingency Period.

We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.


Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.

WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The Fund declares dividends each day that its Net Asset Value is calculated and pays them to shareholders of record as of the close of business that day. The daily allocation of net investment income begins on the day after we receive your money or settlement of a wire order trade and continues to accrue through the day we receive your request to sell your shares or the settlement of a wire order trade.

Dividend payments may vary from day to day and may be omitted on some days, depending on changes in the Fund's net investment income. The Fund does not pay "interest" or guarantee any amount of dividends or return on an investment in its shares.

DIVIDEND OPTIONS

Dividends will automatically be reinvested monthly in the form of additional shares of the Fund at the Net Asset Value per share at the close of business on or about the last business day of the month. You may, however, choose to receive dividends in cash. To do so, please notify the Fund or Institutional Services. Certain restrictions may apply to retirement plans.


Since the net income of the Fund is declared as a dividend each time the net income is determined, the Net Asset Value per share of the Fund is expected to remain at $1 per share immediately after each such determination and dividend declaration. Any increase in the value of your investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares in your account.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

SHARE PRICE

You buy and sell shares at Net Asset Value. We will use the Net Asset Value next calculated after we receive your transaction request in proper form.


HOW AND WHEN SHARES ARE PRICED


The Fund is open for business each day that both the NYSE and the San Francisco Fed are open. We determine the Net Asset Value per share at 12:30 p.m. Pacific time. To calculate Net Asset Value per share, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.


HOLIDAY SCHEDULE


In order to receive same-day credit for transactions, you need to transmit your request to buy, sell, or exchange shares before 11:15 a.m. Pacific time, except on holidays or the day before or after a holiday.

The Fund is informed that the NYSE and/or the San Francisco Fed observe the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans' Day, Thanksgiving Day, and Christmas Day. Although the Fund expects the same holiday schedule to be observed in the future, the San Francisco Fed or the NYSE may modify its holiday schedule at any time. On any day before or after a NYSE or San Francisco Fed holiday, or on any day when the Public Securities Association recommends an early closing, the Fund reserves the right to set an earlier time for notice and receipt of wire order purchase and redemption orders submitted for same day credit or redemption. Please place your trades as early in the day as possible on a day before or after a holiday. To the extent the Fund's portfolio securities are traded in other markets on days the San Francisco Fed or the NYSE is closed, the Fund's Net Asset Value may be affected when investors do not have access to the Fund to buy or sell shares. Other Franklin Templeton Funds may follow different holiday closing schedules.


PROPER FORM


An order to buy shares is in proper form when we receive your signed shareholder application and check or wired funds. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary.


Many of the Fund's investments must be paid for in federal funds, which are monies held by the Fund's custodian bank on deposit at the San Francisco Fed and elsewhere. The Fund generally cannot invest money received from you until it is converted into and is available to the Fund in federal funds. Therefore, your purchase order may not be considered in proper form until the money received from you is available in federal funds, which may take up to two days. If the Fund is able to make investments immediately (within one business day), it may accept your order with payment in other than federal funds.

WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o    Your name,

o    The Fund's name,

o    A description of the request,


o    For exchanges, the name of the fund you are exchanging into,


o    Your account number,

o    The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1)   You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4)   We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.


SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.

TELEPHONE TRANSACTIONS

You may initiate many transactions by phone, including by facsimile or computer. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Institutional Services at 1-800/321-8563.


When you call, we will request personal, corporate, or other identifying information to confirm that instructions are genuine. We may also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. If you are unable to execute a transaction by phone, we will not be liable for any loss.


Retirement Plans. The telephone transaction options available to retirement plans are limited to those that are provided under the plan.

REQUIRED DOCUMENTS

For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

---------------------- ------------------------------------------------------------------------------------
TYPE OF ACCOUNT        DOCUMENTS REQUIRED
---------------------- ------------------------------------------------------------------------------------
CORPORATION            Corporate Resolution
---------------------- ------------------------------------------------------------------------------------
---------------------- ------------------------------------------------------------------------------------
PARTNERSHIP            1. The pages from the partnership agreement that identify the general partners, or

                       2. A certification for a partnership agreement
---------------------- ------------------------------------------------------------------------------------
---------------------- ------------------------------------------------------------------------------------
TRUST                  1. The pages from the trust document that identify the trustees, or

                       2. A certification for trust
---------------------- ------------------------------------------------------------------------------------

TAX IDENTIFICATION NUMBER


The IRS requires us to have your correct tax identification number on a signed application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if (i) you have not furnished a certified correct taxpayer identification number, (ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or (iv) you are subject to backup withholding.


We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.

KEEPING YOUR ACCOUNT OPEN

Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $20,000 (or one-half the minimum required investment, whichever is less). We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to the minimum amount.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT


CUMULATIVE QUANTITY DISCOUNTS

You may include the cost or current value (whichever is higher) of your Fund shares when determining if you may buy shares of another Franklin Templeton Fund at a discount. You may also include your Fund shares towards the completion of a Letter of Intent established in connection with the purchase of shares of another Franklin Templeton Fund.


For additional information regarding these programs, please call Institutional Services at 1-800/321-8563.

TELEFACTS(R)


From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:


o    obtain information about your account;

o    obtain price and performance information about any Franklin Templeton Fund;
     and


o    request duplicate statements and deposit slips for Franklin accounts.

You will need the Fund's code number to use TeleFACTS(R). The Fund's code number is 046.


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o    Confirmation  and  account  statements  reflecting   transactions  in  your
     account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.

o Financial reports of the Fund will be sent every six months. Call Institutional Services if you would like an additional free copy of the Fund's financial reports.

SPECIAL SERVICES

Investor Services may charge separate fees to shareholders, to be negotiated directly with such shareholders, for providing special services in connection with their accounts, such as subaccounting, processing a large number of wires, or other special handling which a shareholder may request. Such special services to certain shareholders will not increase the expenses borne by the Fund.

AVAILABILITY OF THESE SERVICES


The services above are available to most shareholders. If, however, your shares are held by a financial institution or in a street name account, the Fund may not be able to offer these services directly to you.

GENERAL

Government Accounting Standards Board (GASB) Statement No. 3 pertaining to Deposits with Financial Institutions provides, in paragraph 69, that investments in mutual funds should be disclosed, but not categorized.


WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Institutional Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, Distributors and Advisers are also located at this address. You may also contact us by phone at 1-800/321-8563 Monday through Friday, from 6:00 a.m. to 5:00 p.m. Pacific time.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.


GLOSSARY


USEFUL TERMS AND DEFINITIONS

ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust


CLASS I - Certain funds in the Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended


CONTINGENCY PERIOD - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.


CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."


FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds


INSTITUTIONAL SERVICES - Franklin Templeton Institutional Services Department

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service


MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.


NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NYSE - New York Stock Exchange


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SAN FRANCISCO FED - Federal Reserve Bank of San Francisco

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

TELEFACTS(R) - Franklin Templeton's automated customer servicing system

U.S. - United States

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.








INSTITUTIONAL
FIDUCIARY TRUST
PROSPECTUS

NOVEMBER 1, 1997

MONEY MARKET PORTFOLIO
FRANKLIN U.S. GOVERNMENT SECURITIES
 MONEY MARKET PORTFOLIO
777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777
1-800/321-8563


This prospectus describes the Money Market Portfolio (the "Money Fund") and the Franklin U.S. Government Securities Money Market Portfolio (the "U.S. Securities Fund"), two no-load diversified series of the Institutional Fiduciary Trust (the "Trust"). Each series may individually or together be referred to as the "Fund(s)." It contains information you should know before investing in the Fund. Please keep it for future reference.

The Fund has a Statement of Additional Information ("SAI"), dated November 1, 1997, which may be amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy, call 1-800/321-8563.

An investment in the Fund is neither insured nor guaranteed by the U.S. government. There can be no assurance that the Fund will be able to maintain a stable Net Asset Value of $1 per share.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Unlike most funds that invest directly in securities, the Money Fund seeks to achieve its investment objective by investing all of its assets in shares of The Money Market Portfolio (the "Money Portfolio") and the U.S. Securities Fund by investing in The U.S. Government Securities Money Market Portfolio (the "U.S. Securities Portfolio"), two diversified series of The Money Market Portfolios ("Money Market"). References in the prospectus to the "Portfolio," unless the context indicates that an individual portfolio is being referenced, are to both the Money Portfolio and the U.S. Securities Portfolio.

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.

TABLE OF CONTENTS

ABOUT THE FUND
Expense Summary                                   3
Financial Highlights                              4
How does the Fund Invest its Assets?              5
What are the Fund's Potential Risks?             10
Who Administers the Fund?                        11
How does the Fund Measure Performance?           12
How Taxation Affects the Fund
  and its Shareholders                           12
How is the Trust Organized?                      13

ABOUT YOUR ACCOUNT
How Do I Buy Shares?                             13
May I Exchange Shares for
  Shares of Another Fund?                        15
How Do I Sell Shares?                            16
What Distributions Might I
  Receive from the Fund?                         18
Transaction Procedures and
  Special Requirements                           18
Services to Help You Manage
  Your Account                                   22
What If I Have Questions
  About My Account?                              23

GLOSSARY
Useful Terms and Definitions                     23

--------------------------------------------------------------------------------
When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.


ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the Fund. It is based on the Fund's historical expenses, including its proportionate share of the Portfolio's expenses, for the fiscal year ended June 30, 1997. The Fund's actual expenses may vary.

-----------------------------------------------------------------------------------------
                                                         MONEY            U.S. SECURITIES
                                                         FUND                  FUND

A.    SHAREHOLDER TRANSACTION EXPENSES+
      Exchange Fee (per transaction)*                    $5.00               $5.00

B.    ANNUAL FUND OPERATING EXPENSES
      (as a percentage of average net assets)

      Management and Administration Fees**                0.20%               0.20%

      12b-1 Fees***                                       0.00%               0.00%

      Other Expenses of the Fund
      and the Portfolio                                   0.04%               0.06%

      Total Fund Operating Expenses**                     0.24%               0.26%

C.    EXAMPLE

      Assume the Fund's annual return is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

      -------------------------------------------------------------------------
      FUND                       1 YEAR      3 YEARS      5 YEARS      10 YEARS

      Money Fund                   $2          $8           $14           $31

      U.S. Securities Fund         $3          $8           $15           $33

      THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.
**For the period shown, Advisers agreed in advance to waive or limit the Portfolio's management and the Fund's administration fee and make certain other payments of expenses so that total Fund operating expenses would not exceed 0.20%. With this reduction, Money Fund's proportionate share of the Portfolio management and administration fee, and total operating expenses was 0.16% and 0.20%, respectively, and U.S. Securities Fund's proportionate share of the Portfolio management and administration fee, and total operating expenses was 0.14% and 0.20%, respectively.
***The Fund has not been required to make payments for 12b-1 expenses.

The Board considered whether the total fees and expenses of the Fund and the Portfolio would be more or less than if the Fund invested directly in the types of securities held by the Portfolio. By investing all of its assets in shares of the Portfolio, the Fund and other investment companies and institutional investors are able to pool their assets. This may result in a variety of operating economies. Accordingly, the Board concluded that the total expenses of the Fund and the Portfolio were expected to be lower than if the Fund invested directly in various types of money market instruments. Of course, there is no guarantee that asset growth and lower expenses will be achieved. Advisers, however, has agreed in advance to limit expenses so that they will not be higher than if the Fund invested directly in the types of securities held by the Portfolio. Advisers may end this arrangement at any time upon notice to the Board. For more information on the fees and expenses of the Fund and the Portfolio, please see "Who Administers the Fund?"


FINANCIAL HIGHLIGHTS


This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report covering each of the most recent five years appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1997. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call Institutional Services at 1-800/321-8563.

MONEY FUND
------------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED JUNE 30                 1997      1996      1995      1994      1993       1992      1991      1990      1989      1988

PER SHARE OPERATING PERFORMANCE

Net Asset Value at
  Beginning of Period              $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00

Net Investment Income                .053      .055      .053      .033      .033      .046      .071      .083      .086      .070

Distributions From Net
  Investment Income                 (.053)    (.055)    (.053)    (.033)    (.033)    (.046)    (.071)    (.083)    (.086)    (.070)
                                   -------------------------------------------------------------------------------------------------

Net Asset Value at
  End of Period                    $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
                                   =================================================================================================

Total Return**                      5.42%     5.61%     5.46%     3.35%     3.30%     4.72%     7.28%     8.65%     8.97%     7.23%

RATIOS/SUPPLEMENTAL DATA

Net Assets at End
  of Period (in millions)           $185       $341     $272      $218       $222     $189      $232      $236       $122     $102

Ratio of Expenses to
  Average Net Assets++               .20%+     .19%+     .15%+     .15%+     .20%+     .25%      .25%      .25%      .25%      .05%

Ratio of Net Investment
  Income to Average Net Assets      5.27%     5.45%     5.40%     3.24%     3.25%     4.69%     7.11%     8.27%     8.68%     7.00%

U.S. SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED JUNE 30                  1997     1996      1995      1994      1993      1992      1991      1990      1989      1988***

PER SHARE OPERATING PERFORMANCE

Net Asset Value at
  Beginning of Period              $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00

Net Investment Income                .052      .054      .052      .032      .031      .045      .070      .084      .080      .024

Distributions From Net
  Investment Income                 (.052)    (.054)    (.052)    (.032)    (.031)    (.045)    (.070)    (.084)    (.080)    (.024)
                                   -------------------------------------------------------------------------------------------------

Net Asset Value at
  End of Period                    $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00     $1.00
                                   =================================================================================================

Total Return**                      5.29%     5.50%     5.32%     3.25%     3.18%     4.55%     7.13%     8.68%     8.28%     5.40%

RATIOS/SUPPLEMENTAL DATA

Net Assets at End
  of Period (in millions)           $137       $152     $335      $219       $310     $195      $373      $203        $54      $22

Ratio of Expenses to
  Average Net Assets++              0.20%+    0.19%+    0.15%+    0.15%+    0.19%+    0.25%     0.25%     0.21%       -         -

Ratio of Net Investment
 Income to Average
  Net Assets                        5.14%     5.44%     5.26%     3.20%     3.12%     4.59%     6.79%     8.27%     8.37%     6.32%*

*Annualized
**Total return measures the change in value of an investment over the periods indicated. It is not annualized. It assumes reinvestment of dividends and capital gains at net asset value.
***For the period January 19, 1988 (effective date) to June 30, 1988.
+Includes the Fund's share of the Portfolio's allocated expenses.
++During the periods indicated, Advisers agreed in advance to waive a portion of its administration fees and the management fees of the Portfolios. Had such action not been taken, the ratios of expenses to average net assets would have been as follows:

                               RATIO OF EXPENSES
                             TO AVERAGE NET ASSETS
                             ---------------------
MONEY FUND

1988                                  0.079%

1989                                  0.078

1990                                  0.074

1991                                  0.71

1992                                  0.74

1993                                  0.49+

1994                                  0.25+

1995                                  0.24+

1996                                  0.24+

1997                                  0.24+


                               RATIO OF EXPENSES
                             TO AVERAGE NET ASSETS
                             ---------------------
U.S. GOVERNMENT FUND

1988                                  0.57%*

1989                                  0.70

1990                                  0.62

1991                                  0.56

1992                                  0.59

1993                                  0.45+

1994                                  0.25+

1995                                  0.23+

1996                                  0.26+

1997                                  0.26+


HOW DOES THE FUND INVEST ITS ASSETS?


THE FUND'S INVESTMENT OBJECTIVE

The investment objective of the Money Fund is to obtain as high a level of current income (in the context of the type of investments available to the Fund) as is consistent with capital preservation and liquidity. The investment objective of the U.S. Securities Fund is to obtain as high a level of current income (in the context of the type of investments available to the Fund) as is consistent with capital preservation and liquidity. The Money Fund seeks to achieve its objective by investing all of its assets in the Money Portfolio and the U.S. Securities Fund by investing all of its assets in the U.S. Securities Portfolio. The investment objective of the Portfolio is the same as the Fund's. The investment policies of the Fund are also substantially similar to the Portfolio's except, in all cases, the Fund may pursue its policies by investing in an open-end management investment company with the same investment objective and substantially similar policies and restrictions as the Fund. Any additional exceptions are noted below.

The Fund also attempts to maintain a stable Net Asset Value of $1 per share, although there is no assurance that this will be achieved.

The Fund acquires shares of the Portfolio at Net Asset Value. An investment in the Fund is an indirect investment in the Portfolio. The investment objective of both the Fund and the Portfolio is fundamental and may not be changed without shareholder approval. Of course, there is no assurance that the Fund's will achieve its objective.

TYPES OF SECURITIES IN WHICH THE PORTFOLIO MAY INVEST

Quality, Diversification and Maturity Standards. The Portfolio follows certain procedures required by federal securities laws with respect to the quality, maturity and diversification of its investments. These procedures are designed to help maintain a stable $1 share price. Generally, they require the Portfolio to maintain a dollar-weighted average portfolio maturity of 90 days or less and to limit its investments to U.S. dollar denominated instruments that:

o the Board of Trustees of Money Market determines present minimal credit risks;

o are rated by nationally recognized rating services in one of the two highest rating categories, or are unrated but are considered to be comparable in quality to securities that have been rated in one of the two highest rating categories; and

o    have remaining maturities of 397 calendar days or less.

Because the Portfolio limits its investments to high quality securities, the Portfolio, and thus the Fund, will generally earn lower yields than if the Portfolio purchased securities with a lower rating and correspondingly higher expected rate of return.

THE U.S. SECURITIES PORTFOLIO

The U.S. Securities Portfolio may invest only in marketable securities issued or guaranteed by the U.S. government, by various agencies of the U.S. government and by various instrumentalities that have been established or sponsored by the U.S. government or in repurchase agreements (as described below) collateralized by such securities. As a fundamental policy subject to change only by shareholder approval, the U.S. Securities Portfolio will invest only in obligations, including U.S. Treasury bills, notes, bonds and securities of the Government National Mortgage Association (popularly called "GNMAs" or "Ginnie Maes") and the Federal Housing Administration, which are issued or guaranteed by the U.S. government or that carry a guarantee supported by the full faith and credit of the U.S. government. Repurchase agreements with respect to obligations issued or guaranteed by the U.S. government and supported by the full faith and credit of the U.S. government are included within this fundamental policy.

At the present time, it is the U.S. Securities Portfolio's policy to limit its investments to U.S. Treasury bills, notes and bonds and to repurchase agreements collateralized only by such securities. This policy may only be changed upon 30 days' written notice to shareholders and to the National Association of Insurance Commissioners.

These U.S. government securities and repurchase agreements are specifically permitted for investment through mutual funds by California local agencies under California Government Code Sections 53601 and 53635. The California Government Code requires each investment decision made by or on behalf of a California local agency to be made consistently with the directives of the local agency's legislative body and any other statutory or contractual limitations applicable to the moneys being invested. Therefore, any person making such a decision should first consult with expert counsel to assure the decision is being made in compliance with those directives and limitations.

THE MONEY PORTFOLIO

The Money Portfolio may invest in various types of money market instruments, that consist of U.S. government and federal agency obligations, certificates of deposit, bankers' acceptances, time deposits of major financial institutions, high grade commercial paper, high grade, short-term corporate obligations, taxable municipal securities and repurchase agreements (secured by U.S. government securities).

U.S.  GOVERNMENT  SECURITIES.  The Money Portfolio may invest in U.S. government securities that consist of marketable fixed, floating and variable rate securities issued or guaranteed by the U.S. government, its agencies, or by various instrumentalities that have been established or sponsored by the U.S. government ("U.S. government securities"). Some of these securities, including U.S. Treasury bills, notes, and bonds, GNMAs and securities of the Federal Housing Administration, are issued or guaranteed by the U.S. government or carry a guarantee supported by the full faith and credit of the U.S. government. Other U.S. government securities are issued or guaranteed by federal agencies or government-sponsored enterprises and are not direct obligations of the U.S. government but involve sponsorship or guarantees by government agencies or enterprises. For example, some securities are supported by the right of the issuer to borrow from the U.S. Treasury, such as obligations of the Federal Home Loan Bank, and some securities are supported by the credit of the instrumentality, such as Federal National Mortgage Association bonds.

BANK OBLIGATIONS. The Money Portfolio may invest in bank obligations or instruments secured by bank obligations. These include fixed, floating or variable rate CDs, letters of credit, time deposits, bank notes, and bankers' acceptances issued by banks and savings institutions with assets of at least $1 billion. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. The Money Portfolio may not invest more than 10% of its assets in time deposits with maturities in excess of seven calendar days. Bank obligations may be obligations of U.S. banks, foreign branches of U.S. banks, U.S. branches of foreign banks and foreign branches of foreign banks. When investing in a bank obligation issued by a branch, the parent bank must have assets of at least $5 billion. The Money Portfolio may invest no more than 25% of its assets in obligations of foreign branches of U.S. or foreign banks. The Money Portfolio may, however, invest more than 25% of its assets in certain domestic bank obligations.
Investments in obligations of U.S. branches of foreign banks, which are considered domestic banks, may only be made if such branches have a federal or state charter to do business in the U.S. and are subject to U.S. regulatory authorities. See "What are the Fund's Potential Risks?" below for more information regarding these investments.

COMMERCIAL PAPER. The Money Portfolio may also invest in commercial paper of domestic or foreign issuers. Commercial paper obligations may include variable amount master demand notes that are obligations that permit the investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the Money Portfolio, as lender, and the borrower. These notes permit daily changes in the amounts borrowed. The Money Portfolio may increase the amount provided by the note agreement, or decrease the amount, and the borrower may repay up to the full amount of the note without penalty. The borrower is often a large industrial or finance company that also issues commercial paper. Typically, these notes provide that the interest rate is set daily by the borrower; the rate is usually the same or similar to the interest on other commercial paper being issued by the borrower. Because variable amount master demand notes are direct lending arrangements between the lender and the borrower, it is not generally contemplated that these instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value plus accrued interest at any time. Accordingly, the Money Portfolio's right to redeem depends on the ability of the borrower to pay principal and interest on demand. Advisers will consider earning power, cash flow and other liquidity ratios of the issuer. The Money Portfolio has no specific limits on aggregate investments in master demand notes and will only invest in notes of U.S. issuers.

CORPORATE OBLIGATIONS. The corporate obligations that the Money Portfolio may buy are fixed, floating and variable rate bonds, debentures or notes.

MUNICIPAL SECURITIES. The Money Portfolio may invest up to 10% of its assets in taxable municipal securities, issued by or on behalf of states, territories and possessions of the U.S. and the District of Columbia and their political subdivisions, agencies, and instrumentalities, the interest on which is not exempt from federal income tax. Generally, municipal securities are used to raise money for various public purposes such as constructing public facilities and making loans to public institutions. Taxable municipal bonds are generally issued to provide funding for privately operated facilities.


OTHER INVESTMENT POLICIES OF THE PORTFOLIO


WHEN-ISSUED OR DELAYED DELIVERY TRANSACTIONS. The Money Portfolio may also buy and sell securities on a "when-issued" and "delayed delivery" basis. The price is subject to market fluctuation and the value at delivery may be more or less than the purchase price.

REPURCHASE AGREEMENTS. The Portfolio may engage in repurchase transactions in which the Portfolio buys U.S. government securities from a bank or broker-dealer at one price and agrees to sell them back to the bank or broker-dealer at a higher price on a specified date. The securities subject to resale are held on behalf of the Portfolio by a custodian bank approved by the Money Market Board of Trustees. The bank or broker-dealer must transfer to the underwriter securities with an initial market value of at least 102% of the repurchase price to help secure the obligation to repurchase the securities at a later date. The securities are then marked-to-market daily to maintain coverage of at least 100%. If the bank or broker-dealer does not repurchase the securities as agreed, the Portfolio may experience a loss or delay in the liquidation of the securities underlying the repurchase agreement and may also incur liquidation costs. The Portfolio, however, intends to enter into repurchase agreements only with banks or broker-dealers that are considered creditworthy by Advisers and which are primary dealers of the Federal Reserve Bank of New York. A repurchase agreement is deemed to be a loan by the Portfolio under federal securities laws.


The U.S. Securities Portfolio may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the market value of its total assets would be invested in repurchase agreements, together with any other investments for which market quotations are not readily available.


LOANS OF PORTFOLIO SECURITIES. Consistent with guidelines approved by the Board of Trustees of Money Market, the Portfolio may lend its portfolio securities to qualified securities dealers or other institutional investors, provided that such loans do not exceed 25% of the value of the Money Portfolio's total assets and 10% of the value the U.S. Securities Portfolio total assets, valued at the time of the most recent loan. The Portfolio, however, currently intends to limit its lending of securities to no more than 5% of its total assets.

ILLIQUID INVESTMENTS. The Portfolio's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Portfolio has valued them. They include securities subject to legal or contractual restrictions on resale and repurchase agreements and master demand notes with more than seven days to maturity.

BORROWING. As a fundamental policy the Money Portfolio may borrow from banks for temporary or emergency purposes only and pledge its assets for such loans in amounts up to 5% of the Portfolio's total assets. The maximum amount the U.S. Securities Portfolio may borrow from banks for such purposes is 10% of its total assets. No new investments will be made by the Portfolio while any outstanding loans exceed 5% of its total assets.


ACTIVE TRADING. Whenever the Portfolio believes market conditions are such that yields could be increased by actively trading the portfolio securities to take advantage of short-term market variations, the Portfolio may do so without restriction or limitation (subject to the tax requirements for qualification as a regulated investment company). Typically, this trading involves additional risks of loss to the extent the securities differ in maturity, credit quality or other aspects, and to the extent of the brokerage, if any, or other transaction costs involved. Brokerage or other commissions are not normally charged on the purchase or sale of money market instruments in which the Portfolio invests.


THE FUND'S MASTER/FEEDER FUND STRUCTURE

The Fund's structure, whereby it invests all of its assets in the Portfolio, is sometimes known as a "Master/Feeder Fund Structure." This is a relatively new format that often results in certain operational and other complexities. The Franklin organization was one of the first mutual fund complexes in the country to implement this structure, and the Board does not believe the additional complexities outweigh the potential benefits to be gained by shareholders.

The Fund's investment of all of its assets in the Portfolio was previously approved by shareholders of the Fund. Whenever the Fund, as an investor in the Portfolio, is asked to vote on a matter relating to the Portfolio, the Fund will hold a meeting of Fund shareholders and will cast its votes in the same proportion as the Fund's shareholders have voted.

The Franklin Templeton Funds have three other funds that invest in the Money Portfolio and one other that invests in the U.S. Securities Portfolio. In the future, other funds may be created that may likewise invest in the Portfolio or existing funds may be restructured so that they may invest in the Portfolio. If requested, we will forward additional information to you about other funds through which you may invest in the Portfolio. If you would like to receive this information, please call Institutional Services at 1-800/321-8563.

The Portfolio is a diversified series of Money Market, an open-end management investment company. Money Market was organized as a Delaware business trust on June 16, 1992, and is registered with the SEC. Money Market currently issues shares in two separate series. In the future, additional series may be added by the Board of Trustees of Money Market.

For information on the Fund's administrator and its expenses, please see "Who Administers the Fund?"

OTHER POLICIES AND RESTRICTIONS. The Fund and the Portfolio have a number of additional investment restrictions that limit their activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's and the Portfolio's investment policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

Each of the Fund's and the Portfolio's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund or the Portfolio makes an investment. The Fund and the Portfolio are generally not required to sell a security because of a change in circumstances.

WHAT ARE THE FUND'S POTENTIAL RISKS?

FOREIGN SECURITIES RISK. Investments in securities of foreign issuers, including obligations of foreign banks, U.S. branches of foreign banks and foreign branches of U.S. banks, and investments in commercial paper of foreign issuers involve risks that are different from investments in securities and obligations of domestic issuers. These risks may include seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions that may affect the payment of principal or interest on securities the Money Portfolio holds. There may also be less publicly available information about foreign banks or foreign issuers of commercial paper.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS RISK. These transactions are subject to market fluctuation and the value at delivery may be more or less than the purchase price. In when-issued and delayed delivery transactions, the Money Portfolio relies on the seller to complete the transaction. The seller's failure to complete the transaction may cause the Portfolio to miss a price or yield considered to be advantageous. Securities bought on a when-issued or delayed delivery basis do not generally earn interest until their scheduled delivery date.

CREDIT, MARKET AND INTEREST RATE RISK. Credit risk is a function of the ability of an issuer of a security to make timely interest payments and to pay the principal of a security upon maturity. It is generally reflected in a security's underlying credit rating and its stated interest rate (normally the coupon rate). A change in the credit risk associated with a security may cause a corresponding change in the security's price. Market risk is the risk of price fluctuation of a security caused by changes in general economic and interest rate conditions that affect the market as a whole. A security's maturity length also affects its price. In addition, changes in interest rates may affect the value of a security. Generally, when interest rates rise the value of a security falls, and vice versa. Interest rates have increased and decreased in the past. These changes are unpredictable. The short duration and high credit quality of the securities in which the Portfolio, and thus the Fund, invests may generally reduce these risks.

MASTER/FEEDER FUND STRUCTURE. An investment in the Fund may be subject to certain risks due to the Fund's structure. These risks include the potential that if other shareholders in the Portfolio sell their shares, the Fund's expenses may increase or the economies of scale that have been achieved as a result of the structure may be diminished. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the Fund could also have effective voting control over the operation of the Portfolio. Furthermore, if the Portfolio changes its objective, or any of its fundamental policies and shareholders of the Fund do not approve the change for the Fund, the Fund may be forced to withdraw its investment from the Portfolio and seek another investment company with the same objective and policies.

If the Board considers it to be in the best interest of the Fund, the Fund may withdraw its investment in the Portfolio at any time. In that event, the Board would consider what action to take, including the investment of all of the Fund's assets in another pooled investment entity with the same investment objective and substantially similar policies as the Fund or the hiring of an investment advisor to manage the Fund's investments. Either circumstance may cause an increase in Fund expenses.


WHO ADMINISTERS THE FUND?


THE BOARD. The Board oversees the management of the Fund and elects its officers. The officers are responsible for the Fund's day-to-day operations.

The Board, with approval of all disinterested and interested Board members, has adopted written procedures designed to deal with potential conflicts of interest that may arise from the Trust and Money Market having substantially the same boards. These procedures call for an annual review of the Fund's relationship with the Portfolio. If a conflict exists, the boards may take action, which may include the establishment of a new board. The Board has determined that there are no conflicts of interest at the present time. For more information, please see "Summary of Procedures To Monitor Conflicts of Interest" and "Officers and Trustees" in the SAI.

INVESTMENT MANAGER AND ADMINISTRATOR. Advisers manages the Portfolio's assets and makes its investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $212 billion in assets. Advisers is also the administrator of the Fund. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

MANAGEMENT FEES. You will bear a portion of the Portfolio's operating expenses, including its management fees, to the extent that the Fund, as a shareholder of the Portfolio, bears these expenses. The portion of the Portfolio's expenses borne by the Fund depends on the Fund's proportionate share of the Portfolio's net assets.

During the fiscal year ended June 30, 1997, the Money Fund's proportionate share of the Money Portfolio's management fees and its administration fees, absent a fee waiver, would have been 0.15% and 0.05%, respectively, of the average daily net assets of the Money Fund, with total operating expenses of 0.24%. The U.S. Securities Fund's share of the U.S. Securities Portfolio management fee and its administration fee, absent a fee waiver, would have been 0.15% and 0.05%, respectively, of the average daily net assets of the U.S. Securities Fund, with total operating expenses of 0.26%.

Under an agreement by Advisers to limit its fees and make certain payments to reduce Fund expenses, each Fund paid a proportionate share of the Portfolio's management fees totaling 0.14%. The Money Fund paid administration fees totaling 0.02% and the U.S. Securities Fund paid no administration fees. Total expenses of each Fund were 0.20%. Advisers may end this arrangement at any time upon notice to the Board.

PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How does the Portfolio Buy Securities for its Portfolio?" in the SAI for more information.

THE RULE 12B-1 PLAN

The Fund has a distribution plan or "Rule 12b-1 Plan" under which it may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the Fund. These expenses may include, among others, distribution or service fees paid to Securities Dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates, a prorated portion of Distributors' overhead expenses, and the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements.

Payments by the Fund under the plan may not exceed 0.15% per year of the Fund's average daily net assets. All distribution expenses over this amount will be borne by those who have incurred them. There have been no payments made under the plan since its inception. For more information, please see "The Fund's Underwriter" in the SAI.


HOW DOES THE FUND MEASURE PERFORMANCE?


From time to time, the Fund advertises its performance. Commonly used measures of performance include current and effective yield.


Current yield shows the income per share earned by the Fund. When the yield is calculated assuming that income earned is reinvested, it is called an effective yield.


The Fund's investment results will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

The Fund is treated as a separate entity for federal income tax purposes. The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will generally not be liable for federal income or excise taxes.


For federal income tax purposes, any income dividends you receive from the Fund, as well as any distributions derived from the excess of net short-term capital gain over net long-term capital loss, are treated as ordinary income whether you have elected to receive them in cash or in additional shares.


Since the Fund seeks to maintain a constant $1 per share price for both purchases and redemptions, you are not expected to realize a capital gain or loss upon redemption or exchange of Fund shares.

Since the Fund's income is derived from interest income and gain on the sale of portfolio securities rather than qualifying dividend income, no portion of the Fund's distributions will generally be eligible for the corporate dividends-received deduction.

The Fund will inform you of the source of its dividends and distributions at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status for federal income tax purposes.


The Fund may be used for the investment of surplus funds of municipalities, including funds which are subject to the arbitrage rebate requirements of
Section 148 of the Code. Section 115(1) of the Code provides, in part, that gross income does not include income derived from the exercise of any essential governmental function and accruing to a state, territory or political subdivision thereof. To the extent that investments in the Fund are made in connection with such functions, states and their political subdivisions will not be liable to federal taxation on income or gains derived from an investment in the Fund. The Fund does not meet currently defined exceptions to the arbitrage rebate requirements and a portion or all of the earnings distributed by the Fund may need to be paid over to the U.S. Treasury as rebatable arbitrage earnings in accordance with the provisions of the Code.

You should consult your tax advisor with respect to the applicability of state and local intangible property or income taxes to your Fund shares and distributions and redemption proceeds you receive from the Fund.

If you are not considered a U.S. person for federal income tax purposes you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes to distributions you receive from the Fund and the application of foreign tax laws to these distributions.


HOW IS THE TRUST ORGANIZED?

The Fund is a no-load, diversified series of the Trust, an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust on January 15, 1985 and is registered with the SEC. Shares of each series of the Trust have equal and exclusive rights to dividends and distributions declared by that series and the net assets of the series in the event of liquidation or dissolution. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes. Additional series may be offered in the future.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.


ABOUT YOUR ACCOUNT


HOW DO I BUY SHARES?


OPENING YOUR ACCOUNT


The Fund is available for investment by institutional investors, such as corporations, banks, savings and loan associations, trust companies, and other institutional and government entities, for investment of their own capital and of monies held in accounts for which they act in a fiduciary, advisory, agency, custodial, or other similar capacity. The U.S. Securities Fund is also designed for government authorities and agencies. Shares of the Fund may not be purchased by individuals, with the exception of those individuals who owned shares of the U.S. Securities Fund as of August 1, 1991, in which case they can continue to invest in that Fund. Fund shares are offered without a sales charge.

                                              MINIMUM
                                           INVESTMENTS*
-------------------------------------------------------
To Open Your Account                         $100,000

To Add to Your Account                      No minimum

*Except for states, counties, cities, and their instrumentalities, departments, agencies and authorities which may open an account in the Fund with a minimum initial investment of $1,000. We may refuse any order to buy shares or waive the minimum investment requirement.

--------------------------------- --------------------------------------------------------------------------------
METHOD                            STEPS TO FOLLOW
--------------------------------- --------------------------------------------------------------------------------
BY MAIL                           1. For an initial investment, complete an Institutional Account application.

                                  2. Return the application to the Fund with your check, Federal Reserve draft or negotiable bank draft made payable to the Fund. Instruments drawn on other investment companies may not be accepted.
--------------------------------- --------------------------------------------------------------------------------
--------------------------------- --------------------------------------------------------------------------------
BY WIRE                           1. Call the Fund at 1-800/321-8563 or 1-650/312-3600 by 11:15 a.m. Pacific
See "Holiday Schedule" under         time for the Money Fund and by 1:30 p.m. Pacific time for the U.S.
"Transactions Procedures and         Securities Fund to receive that day's credit and be eligible to receive
Special Requirements"                that day's dividend. The Fund will supply a wire control number for the investment. A new number is needed every time you wire money into your account. Wire money which is not identified with a currently effective wire control number will be returned to the bank from which it was wired and it will not be credited to your account.

                                  2. On the same day, wire the funds to Bank of America, ABA routing number
                                     121000358, for credit to Money Market Portfolio or Franklin U.S.
                                     Government Securities Money Market Portfolio, A/C 1493304779. Your
                                     account number, account registration, name and wire control number must be included. Wired funds must be received by the bank and reported by the bank to the Fund by 3:00 p.m. Pacific time. Later wires are credited the following business day. To maximize efficient Fund management, you are urged to place your order and wire your investments as early in the day as possible.

                                  3. For initial investments, complete an application and return it to the Fund.
                                     For investments over $50,000, you also need to complete the Institutional
                                     Telephone Privileges Agreement.

--------------------------------- --------------------------------------------------------------------------------
--------------------------------- --------------------------------------------------------------------------------
THROUGH YOUR DEALER               Call your investment representative
--------------------------------- --------------------------------------------------------------------------------

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

The investment authority of certain institutional investors may be restricted by law. If you are such an investor, you should consult your legal advisor to determine whether and to what extent shares of the Fund are legal investments for you. If you are a municipal investor considering investing proceeds of bond offerings, you should consult with expert counsel to determine the effect, if any, of payments by the Fund on arbitrage rebate calculations.

MORE INFORMATION ABOUT BUYING SHARES BY WIRE

Wire trades placed by the above deadlines will receive same day credit so long as funds are received as described above. Prior business day notification of a trade may be required. Requests to begin a wire order after the cut off time for each Fund will not be in proper form for that day's purchase and will receive credit on the next business day.

If the Fund receives your wired funds before 3:00 p.m. Pacific time, they will be credited to your account that day. Later wires are credited the following business day.

PAYMENTS TO SECURITIES DEALERS

If you buy shares through a Securities Dealer, Distributors may make a payment to the Securities Dealer out of its own resources. Please contact Institutional Services for more information.

MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?

We offer a wide variety of funds. The shares of most of these funds are offered to the public with a sales charge. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums.

------------------------ -------------------------------------------------------------------------
METHOD                   STEPS TO FOLLOW
------------------------ -------------------------------------------------------------------------
BY MAIL                  Send us written instructions signed by all account owners
------------------------ -------------------------------------------------------------------------
------------------------ -------------------------------------------------------------------------
METHOD                   STEPS TO FOLLOW
------------------------ -------------------------------------------------------------------------
------------------------ -------------------------------------------------------------------------
BY PHONE                 Call Institutional Services at 1-800/321-8563 or 1-650/312-3567

                         - For requests over $50,000, you must complete an Institutional Telephone
                         Privileges Agreement. Call Institutional Services to receive a copy.
------------------------ -------------------------------------------------------------------------
------------------------ -------------------------------------------------------------------------
THROUGH YOUR DEALER      Call your investment representative
------------------------ -------------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.


WILL SALES CHARGES APPLY TO MY EXCHANGE?


You will generally pay the applicable front-end sales charge of the fund you are exchanging into, unless you acquired your Fund shares under the exchange privilege. These charges may not apply if you qualify to buy shares without a sales charge. For example, certain institutional investors such as government entities, certain employee benefit plans, trust companies, and bank trust departments, may buy Class I shares of other Franklin Templeton Funds without a sales charge.


HOW WE PROCESS YOUR EXCHANGE


FROM THE FUND INTO ANY OTHER SERIES OF THE TRUST. The exchange will be processed the day your request is received, prior to 11:15 a.m. Pacific time for the Money Fund and 1:30 p.m. Pacific time for the U.S. Securities Fund, with payment for the purchased shares processed on the following business day when the funds are made available from the Fund.

FROM THE FUND INTO CLASS I SHARES OF OTHER FRANKLIN TEMPLETON FUNDS. The exchange will be effected at the respective Net Asset Value or offering price of the funds involved next computed on the day on which the request is received in proper form prior to the above deadlines. Requests received after the deadlines will be effective at the next day's price.

FROM ANOTHER FUND IN THE FRANKLIN TEMPLETON FUNDS INTO THE FUND. The transaction will be processed as a liquidation from the other fund on the day the exchange is received in proper form prior to the time of valuation for that fund (as noted in that fund's prospectus) and shares of the Fund will be bought on the following business day when the money for purchase is available.

RETIREMENT PLANS

Retirement plan participants may exchange shares in accordance with the options available under, and the requirements of, their plan and plan administrator. Retirement plan administrators may charge a fee in connection with exchanges.


EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


o    You may only exchange shares within the SAME CLASS, except as noted below.

o    The accounts must be identically registered.


o    The fund you are exchanging into must be eligible for sale in your state.


o We may modify or discontinue our exchange policy if we give you 60 days' written notice.

o Your exchange may be restricted or refused if you have: (i) requested an exchange out of the Fund within two weeks of an earlier exchange request,
     (ii) exchanged shares out of the Fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt Fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the Fund, such as "Advisor Class" or "Class Z" shares. Because the Fund does not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for shares of the Fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Fund shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for shares of the Fund at Net Asset Value.

HOW DO I SELL SHARES?


You may sell (redeem) your shares at any time.



--------------------------------- ----------------------------------------------------------------------------
METHOD                            STEPS TO FOLLOW
--------------------------------- ----------------------------------------------------------------------------
BY MAIL                           1. Send us written instructions signed by all account owners

                                  2. Provide a signature guarantee if required

                                  3. Corporate, partnership and trust accounts may need to send additional documents. Accounts under court jurisdiction may have other requirements.
--------------------------------- ----------------------------------------------------------------------------
--------------------------------- ----------------------------------------------------------------------------
BY PHONE                          1. Call Institutional Services at 1-800/321-8563
See "Holiday Schedule" under
"Transactions Procedures and      2. For requests over $50,000, you must complete an Institutional Telephone
Special Requirements"                Privileges Agreement. Call Institutional Services to receive a copy.

                                  o  Telephone requests will be accepted unless:

                                  The address on your account was changed by phone within the last 15 days.
--------------------------------- ----------------------------------------------------------------------------
--------------------------------- ----------------------------------------------------------------------------
THROUGH YOUR DEALER               Call your investment representative
--------------------------------- ----------------------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. If you sell your shares by phone, the check may only be made payable to all registered owners on the account and sent to the address of record. If requested, redemption proceeds may also be wired directly to a commercial bank previously designated by you on an application, or in a signature guaranteed letter of instruction.

A payment may be transmitted by wire the same business day if the phone request is received before 11:15 a.m. Pacific time for the Money Fund and 1:30 p.m. Pacific time for the U.S. Securities Fund. For later requests, payments will be transmitted by wire on the following business day. If you anticipate requesting a same day wire redemption over $5 million, please notify the Fund about this on the prior business day. In order to maximize efficient fund management, please request your same day wire redemption (regardless of size) as early in the day as possible. Prior business day notification of the trade may be required.

Telephone redemption orders may not be used to direct payments to another party or non-designated account. Written instructions will be required.

The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.


Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.


CONTINGENT DEFERRED SALES CHARGE


Most Franklin Templeton Funds impose a Contingent Deferred Sales Charge on certain investments if you sell all or a part of the investment within the Contingency Period. While the Fund generally does not impose a Contingent Deferred Sales Charge, it will do so if you sell shares that were exchanged into the Fund from another Franklin Templeton Fund and those shares would have been assessed a Contingent Deferred Sales Charge in the other fund. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The time the shares are held in the Fund does not count towards the completion of any Contingency Period.

We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.


Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?

The Fund declares dividends each day that its Net Asset Value is calculated and pays them to shareholders of record as of the close of business that day. The daily allocation of net investment income begins on the day we receive your money or settlement of a wire order trade and continues to accrue through the day we receive your request to sell your shares or the settlement of a wire order trade.

Dividend payments may vary from day to day and may be omitted on some days, depending on changes in the Fund's net investment income. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY AMOUNT OF DIVIDENDS OR RETURN ON AN INVESTMENT IN ITS SHARES.


DIVIDEND OPTIONS


Dividends will automatically be reinvested monthly in the form of additional shares of the Fund at the Net Asset Value per share at the close of business on or about the last business day of the month. You may, however, choose to receive dividends in cash. To do so, please notify the Fund or Institutional Services. Certain restrictions may apply to retirement plans.

Since the net income of the Fund is declared as a dividend each time the net income is determined, the Net Asset Value per share of the Fund is expected to remain at $1 per share immediately after each such determination and dividend declaration. Any increase in the value of your investment in the Fund, representing the reinvestment of dividend income, is reflected by an increase in the number of shares in your account.

TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

SHARE PRICE


You buy and sell shares at Net Asset Value. We will use the Net Asset Value next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund.


HOW AND WHEN SHARES ARE PRICED

The Fund is open for business each day that both the NYSE and the San Francisco Fed are open. We determine the Net Asset Value per share at 12:30 p.m. Pacific time for the Money Fund and 3.00 p.m. Pacific time for the U.S. Securities Fund. To calculate Net Asset Value per share, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.


HOLIDAY SCHEDULE


In order to receive same day credit for transactions, you need to transmit your request to buy, sell or exchange shares before 11:15 a.m. Pacific time for the Money Fund and before 1:30 p.m. Pacific time for the U.S. Securities Fund, except on holidays or the day before or after a holiday.

The Funds are informed that the NYSE and/or the San Francisco Fed observe the following holidays: New Year's Day, Dr. Martin Luther King Jr. Day , Presidents' Day, Good Friday, Memorial Day (observed), Independence Day, Labor Day, Columbus Day (observed), Veterans' Day, Thanksgiving Day and Christmas Day. Although the Funds expect the same holiday schedule to be observed in the future, the San Francisco Fed or the NYSE may modify its holiday schedule at any time. On any day before or after a NYSE or San Francisco Fed holiday, or on any day when the Public Securities Association recommends an early closing, the Fund reserves the right to set an earlier time for notice and receipt of wire order purchase and redemption orders submitted for same day credit or redemption. Please place your trades as early in the day as possible on a day before or after a holiday. To the extent the Fund's portfolio securities are traded in other markets on days the San Francisco Fed or the NYSE is closed, the Fund's Net Asset Value may be affected when investors do not have access to the Fund to buy or sell shares. Other Franklin Templeton Funds may follow different holiday closing schedules.


PROPER FORM


An order to buy shares is in proper form when we receive your signed application and check or wired funds. Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary.

Many of the Fund's investments, through the Portfolio, must be paid for in federal funds, which are monies held by the Fund's custodian bank on deposit at San Francisco Fed and elsewhere. The Fund generally cannot invest money received from you until it is converted into and is available to the Fund in federal funds. Therefore, your purchase order may not be considered in proper form until the money received from you is available in federal funds, which may take up to two days. If the Fund is able to make investments immediately (within one business day), it may accept your order with payment in other than federal funds.


WRITTEN INSTRUCTIONS


Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o    Your name,

o    The Fund's name,


o    A description of the request,


o    For exchanges, the name of the fund you are exchanging into,


o    Your account number,

o    The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1)   You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4)   We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.

SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.


TELEPHONE TRANSACTIONS


You may initiate many transactions by phone, including by facsimile or computer. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Institutional Services at 1-800/321-8563.

When you call, we will request personal, corporate or other identifying information, to confirm that instructions are genuine. We may also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. If you are unable to execute a transaction by phone, we will not be liable for any loss.

RETIREMENT PLANS. The telephone transaction options available to retirement plans are limited to those that are provided under the plan.


ACCOUNT REGISTRATIONS AND REQUIRED DOCUMENTS


When you open an account, we need you to tell us how you want your shares registered. How you register your account will affect your ownership rights and ability to make certain transactions. If you have questions about how to register your account, you should consult your investment representative or legal advisor. Please keep the following information in mind when registering your account.

JOINT OWNERSHIP. If you open an account with two or more owners, we register the account as "joint tenants with rights of survivorship" unless you tell us otherwise. An account registered as "joint tenants with rights of survivorship" is shown as "Jt Ten" on your account statement. For any account with two or more owners, ALL owners must sign instructions to process transactions and changes to the account. Even if the law in your state says otherwise, we cannot accept instructions to change owners on the account unless all owners agree in writing. If you would like another person or owner to sign for you, please send us a current power of attorney.

GIFTS AND TRANSFERS TO MINORS. You may set up a custodial account for a minor under your state's Uniform Gifts/Transfers to Minors Act. Other than this form of registration, a minor may not be named as an account owner.

TRUSTS. You should register your account as a trust only if you have a valid written trust document. This avoids future disputes or possible court action over who owns the account.


REQUIRED DOCUMENTS. For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

---------------------- -----------------------------------------------------------------------------------
TYPE OF ACCOUNT        DOCUMENTS REQUIRED
---------------------- -----------------------------------------------------------------------------------
CORPORATION            Corporate Resolution
---------------------- -----------------------------------------------------------------------------------
---------------------- -----------------------------------------------------------------------------------
PARTNERSHIP            1. The pages from the partnership agreement that identify the general partners, or

                       2. A certification for a partnership agreement
---------------------- -----------------------------------------------------------------------------------
---------------------- -----------------------------------------------------------------------------------
TRUST                  1. The pages from the trust document that identify the trustees, or

                       2. A certification for trust
---------------------- -----------------------------------------------------------------------------------


STREET OR NOMINEE ACCOUNTS. If you have Fund shares held in a "street" or "nominee" name account with your Securities Dealer, you may transfer the shares to the street or nominee name account of another Securities Dealer. Both dealers must have an agreement with Distributors or we cannot process the transfer. Contact your Securities Dealer to initiate the transfer. We will process the transfer after we receive authorization in proper form from your delivering Securities Dealer. Accounts may be transferred electronically through the NSCC. For accounts registered in street or nominee name, we may take instructions directly from the Securities Dealer or your nominee.

IMPORTANT INFORMATION IF YOU HAVE AN INVESTMENT REPRESENTATIVE

If there is a Securities Dealer or other representative of record on your account, we are authorized: (1) to provide confirmations, account statements and other information about your account directly to your dealer and/or representative; and (2) to accept telephone and electronic instructions directly from your dealer or representative, including instructions to exchange or redeem your shares. Electronic instructions may be processed through established electronic trading systems and programs used by the Fund. Telephone instructions directly from your representative will be accepted unless you have let us know that you do not want telephone privileges to apply to your account.


TAX IDENTIFICATION NUMBER


The IRS requires us to have your correct Social Security or tax identification number on a signed application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if (i) you have not furnished a certified correct taxpayer identification number, (ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or (iv) you are subject to backup withholding.

We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.


KEEPING YOUR ACCOUNT OPEN


Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $20,000 ($500 for states, counties, cities and their instrumentalities, departments, agencies and authorities). We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to the above minimums.


SERVICES TO HELP YOU MANAGE YOUR ACCOUNT

AUTOMATIC INVESTMENT PLAN

Our automatic investment plan offers a convenient way to invest in the Fund. Under the plan, you can have money transferred automatically from your checking account to the Fund each month to buy additional shares. If you are interested in this program, please contact our Institutional Services Department. You may discontinue the program at any time by notifying us by mail or phone.

AUTOMATIC PAYROLL DEDUCTION

You may have money transferred from your paycheck to the Fund to buy additional shares. Your investments will continue automatically until you instruct the Fund and your employer to discontinue the plan. To process your investment, we must receive both the check and payroll deduction information in required form. Due to different procedures used by employers to handle payroll deductions, there may be a delay between the time of the payroll deduction and the time we receive the money.


CUMULATIVE QUANTITY DISCOUNTS


You may include the cost or current value (whichever is higher) of your Fund shares when determining if you may buy shares of another Franklin Templeton Fund at a discount. You may also include your Fund shares towards the completion of a Letter of Intent established in connection with the purchase of shares of another Franklin Templeton Fund.

ELECTRONIC FUND TRANSFERS

You may choose to have distributions from the Fund sent directly to a checking account. If the checking account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.


For additional information regarding these programs, please call Institutional Services at 1-800/321-8563.


TELEFACTS(R)


From a touch-tone phone, you may call our TeleFACTS(R) system (day or night) at 1-800/247-1753 to:

o    obtain information about your account;

o    obtain price and performance information about any Franklin Templeton Fund;
     and

o    request duplicate statements and deposits slips for Franklin accounts.

You will need the Fund's code number to use TeleFACTS(R). The Money Fund's code is 140 and the U.S. Securities Fund's code is 142.


STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o    Confirmation  and  account  statements  reflecting   transactions  in  your
     account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.


o Financial reports of the Fund will be sent every six months. To reduce Fund expenses, we attempt to identify related shareholders within a household and send only one copy of a report. Call Institutional Services if you would like an additional free copy of the Fund's financial reports.

SPECIAL SERVICES

Investor Services may charge separate fees to shareholders, to be negotiated directly with such shareholders, for providing special services in connection with their accounts, such as subaccounting, processing a large number of wires, or other special handling which a shareholder may request. Such special services to certain shareholders will not increase the expenses borne by the Fund.


AVAILABILITY OF THESE SERVICES

The services above are available to most shareholders. If, however, your shares are held by a financial institution, in a street name account, or networked through the NSCC, the Fund may not be able to offer these services directly to you. Please contact your investment representative.


GENERAL

Government Accounting Standards Board (GASB) Statement No. 3 pertaining to Deposits with Financial Institutions provides, in paragraph 69, that investments in mutual funds should be disclosed, but not categorized.


WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?


If you have any questions about your account, you may write to Institutional Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, Distributors and Advisers are also located at this address. You may also contact us by phone at 1-800/321-8563 Monday through Friday, from 6:00 a.m. to 5:00 p.m. Pacific time.


Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

GLOSSARY

USEFUL TERMS AND DEFINITIONS


ADVISERS - Franklin Advisers, Inc., the Portfolio's investment manager and the Fund's administrator


BOARD - The Board of Trustees of the Trust


CDS - Certificates of Deposit

CLASS I - Certain funds in the Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended

CONTINGENCY PERIOD - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. For Class II shares, the contingency period is 18 months. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.

CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

INSTITUTIONAL SERVICES - Franklin Templeton Institutional Services Department

INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent


IRS - Internal Revenue Service


MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.


NASD - National Association of Securities Dealers, Inc.


NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NSCC - National Securities Clearing Corporation


NYSE - New York Stock Exchange


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SAN FRANCISCO FED - Federal Reserve Bank of San Francisco

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


TELEFACTS(R) - Franklin Templeton's automated customer servicing system


U.S. - United States


WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Institutional Services, Investor Services, Distributors, or other wholly owned subsidiaries of Resources.









INSTITUTIONAL
FIDUCIARY TRUST
PROSPECTUS


NOVEMBER 1, 1997


FRANKLIN INSTITUTIONAL ADJUSTABLE
 U.S. GOVERNMENT SECURITIES FUND
FRANKLIN INSTITUTIONAL ADJUSTABLE RATE SECURITIES FUND
777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777
1-800/321-8563


This prospectus describes the Franklin Institutional Adjustable U.S. Government Securities Fund (the "Adjustable U.S. Government Fund") and the Franklin Institutional Adjustable Rate Securities Fund (the "Adjustable Rate Securities Fund"). Each series may individually or together be referred to as the "Fund(s)." It contains information you should know before investing in the Fund. Please keep it for future reference.

The Fund has a Statement of Additional Information ("SAI"), dated November 1, 1997, which may be amended from time to time. It includes more information about the Fund's procedures and policies. It has been filed with the SEC and is incorporated by reference into this prospectus. For a free copy or a larger print version of this prospectus, call 1-800/321-8563.


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Unlike most funds that invest directly in securities, the Adjustable U.S. Government Fund seeks to achieve its investment objective by investing all of its assets in shares of the U.S. Government Adjustable Rate Mortgage Portfolio (the "Mortgage Portfolio"), and the Adjustable Rate Securities Fund seeks to achieve its investment objective by investing all of its assets in the Adjustable Rate Securities Portfolio (the "Securities Portfolio"). The Mortgage Portfolio and the Securities Portfolio, each a series of the Adjustable Rate Securities Portfolios, may individually or together be referred to as the "Portfolio(s)." The investment objective of the Fund is the same as the investment objective of the Portfolio in which it invests.

THIS PROSPECTUS IS NOT AN OFFERING OF THE SECURITIES HEREIN DESCRIBED IN ANY STATE, JURISDICTION OR COUNTRY IN WHICH THE OFFERING IS NOT AUTHORIZED. NO SALES REPRESENTATIVE, DEALER, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS. FURTHER INFORMATION MAY BE OBTAINED FROM DISTRIBUTORS.

TABLE OF CONTENTS

ABOUT THE FUND
Expense Summary                                   4
Financial Highlights                              5
How does the Fund Invest its Assets?              6
What are the Fund's Potential Risks?             16
Who Administers the Fund?                        18
How does the Fund Measure Performance?           19
How Taxation Affects the Fund
  and its Shareholders                           20
How is the Trust Organized?                      21

ABOUT YOUR ACCOUNT
How Do I Buy Shares?                             21
May I Exchange Shares
  for Shares of Another Fund?                    22
How Do I Sell Shares?                            24
What Distributions Might I
  Receive from the Fund?                         25
Transaction Procedures and
  Special Requirements                           26
Services to Help You
  Manage Your Account                            28
What If I Have Questions
  About My Account?                              28

GLOSSARY
Useful Terms and Definitions                     28

--------------------------------------------------------------------------------
When reading this prospectus, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section.


ABOUT THE FUND

EXPENSE SUMMARY


This table is designed to help you understand the costs of investing in the Fund. It is based on the Fund's historical expenses, including its proportionate share of the Portfolio's expenses, for the fiscal year ended June 30, 1997. The Portfolio's expenses are based on its expenses for the eight months ended June 30, 1997, and are annualized. The Fund's actual expenses may vary.

-----------------------------------------------------------------------------------------
                                                     ADJUSTABLE U.S.     ADJUSTABLE RATE
                                                     GOVERNMENT FUND     SECURITIES FUND

 A.  SHAREHOLDER TRANSACTION EXPENSES+
     Exchange Fee (per transaction)                     $5.00*               $5.00*

 B.  ANNUAL FUND OPERATING EXPENSES
     (as a percentage of average net assets)

     Management and Administration Fees                  0.45%**              0.45%**

     Other Expenses of the Fund and the Portfolio        0.16%                0.17%

     Total Fund Operating Expenses                       0.61%**              0.62%**

 C.  EXAMPLE

     Assume the Fund's annual return is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $1,000 that you invest in the Fund.

                                            1 YEAR      3 YEARS      5 YEARS      10 YEARS

     Adjustable U.S. Government Fund         $6           $20          $34           $76

     Adjustable Rate Securities Fund         $6           $20          $35           $77


     THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in its Net Asset Value or dividends and are not directly charged to your account.

+If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
*$5.00 fee is only for Market Timers. We process all other exchanges without a fee.


**The management fees of the Portfolio and administration fees of the Fund were 0.40% and 0.05%, respectively. Advisers had agreed in advance to limit its management fees. With this reduction, management fees of the Adjustable U.S. Government Fund and the Adjustable Rate Securities Fund were 0.22% and 0.20%, respectively. Total operating expenses of the Adjustable U.S. Government Fund and the Adjustable Rate Securities Fund, including expenses of the Portfolio, were 0.43% and 0.42%, respectively.

The Board considered whether the total fees and expenses of the Fund and the Portfolio would be more or less than if the Fund invested directly in the types of securities held by the Portfolio. By investing all of its assets in shares of the Portfolio, the Fund and other investment companies and institutional investors are able to pool their assets. This may result in a variety of operating economies. Accordingly, the Board concluded that the total expenses of the Fund and the Portfolio were expected to be lower than if the Fund invested directly in various types of securities. Of course, there is no guarantee that asset growth and lower expenses will be achieved. Advisers, however, has agreed in advance to limit expenses so that they will not be higher than if the Fund invested directly in the types of securities held by the Portfolio. Advisers may end this arrangement at any time upon notice to the Board. For more information on the fees and expenses of the Fund and the Portfolio, please see "Who Administers the Fund?"


FINANCIAL HIGHLIGHTS


This table summarizes the Fund's financial history. The information has been audited by Coopers & Lybrand L.L.P., the Fund's independent auditors. Their audit report covering each of the most recent five years appears in the financial statements in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1997. The Annual Report to Shareholders also includes more information about the Fund's performance. For a free copy, please call 1-800/321-8563.

ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED JUNE 30                                       1997         1996         1995        1994         1993         1992+

PER SHARE OPERATING PERFORMANCE

Net Asset Value at Beginning of Period                   $9.28        $9.25        $9.40       $9.86        $9.99       $10.00
                                                      ------------------------------------------------------------------------------

Net Investment Income                                      .57          .60          .55         .36          .48          .37

Net Realized & Unrealized Gain (Loss) on Securities        .09          .03         (.15)       (.47)        (.13)        (.01)
                                                      ------------------------------------------------------------------------------

Total From Investment Operations                           .66          .63          .40        (.11)         .35          .36
                                                      ------------------------------------------------------------------------------

Distributions from Net Investment Income                  (.58)        (.60)        (.55)       (.35)        (.48)        (.37)
                                                      ------------------------------------------------------------------------------

Net Asset Value at End of Period                         $9.36        $9.28        $9.25       $9.40        $9.86        $9.99
                                                      ==============================================================================

Total Return**                                            7.37%        6.98%        4.41%      (1.11)%       4.01%        3.70%

RATIOS/SUPPLEMENTAL DATA

Net Assets at End of Year (in 000's)                    $7,471       $9,448       $25,020     $51,738     $861,311    $1,265,392

Ratio of Expenses to Average Net Assets***                 .43%         .38%         .23%        .07%         .35%         .35%*

Ratio of Net Investment Income to Average Net Assets      6.12%        5.90%        5.81%       3.49%        4.89%        6.24%*

Portfolio Turnover Rate                                   6.78%      102.66%       14.86%      29.47%       66.55%       62.79%

ADJUSTABLE RATE SECURITIES FUND
------------------------------------------------------------------------------------------------------------------------------------
YEAR ENDED JUNE 30                                       1997         1996         1995        1994         1993        1992++

PER SHARE OPERATING PERFORMANCE

Net Asset Value at Beginning of Period                   $9.79        $9.78        $9.77      $10.04       $10.04       $10.00
                                                      ------------------------------------------------------------------------------

Net Investment Income                                      .59          .60          .59         .44          .56          .24

Net Realized & Unrealized Gain (Loss) on Securities        .14          .01          .01        (.27)          -           .04
                                                      ------------------------------------------------------------------------------

Total From Investment Operations                           .73          .61          .60         .17          .56          .28
                                                      ------------------------------------------------------------------------------

Distributions from Net Investment Income                  (.59)        (.60)        (.59)       (.44)        (.56)        (.24)
                                                      ------------------------------------------------------------------------------

Net Asset Value at End of Period                         $9.93        $9.79        $9.78       $9.77       $10.04       $10.04
                                                      ==============================================================================

Total Return**                                            7.66%        6.41%        6.35%       1.65%        5.72%        2.82%

RATIOS/SUPPLEMENTAL DATA

Net Assets at End of Year (in 000's)                    $4,754        $4,453       $8,596       $31,198      $44,734        -

Ratio of Expenses to Average Net Assets***                 .42%         .36%         .31%        .25%          -             -

Ratio of Net Investment Income to Average Net Assets      6.03%        6.16%        5.84%       4.32%        5.56%        7.13%*

Portfolio Turnover Rate                                  18.02%       45.98%       12.44%     197.22%       74.77%           -

+For the period November 1, 1991 (effective date) to June 30, 1992.
++For the period January 3, 1992 (effective date) to June 30, 1992.
*Annualized.
**Total return measures the change in value of an investment over the periods indicated. It is not annualized. It assumes reinvestment of dividends and capital gains, if any, at Net Asset Value.
***Includes the Fund's share of the Portfolio's allocated expenses. During the periods indicated below, Advisers agreed in advance to waive a portion of its management fees and made payments of other expenses of the Portfolio and the Fund. Had such action not been taken, the ratios of expenses to average net assets would have been as follows:

                                           RATIO OF EXPENSES
                                         TO AVERAGE NET ASSETS
                                        -----------------------
ADJUSTABLE U.S. GOVERNMENT FUND

1997                                             0.61%

1996                                             0.55

1995                                             0.54

1994                                             0.45

1993                                             0.46

1992+                                            0.49*


                                           RATIO OF EXPENSES
                                         TO AVERAGE NET ASSETS
                                        -----------------------
ADJUSTABLE RATE SECURITIES FUND

1997                                             0.62%

1996                                             0.61

1995                                             0.59

1994                                             0.50

1993                                             0.60

1992++                                           0.69*


HOW DOES THE FUND INVEST ITS ASSETS?


THE FUND'S INVESTMENT OBJECTIVE

The Fund's investment objective is to seek a high level of current income, consistent with lower volatility of principal. The Adjustable U.S. Government Fund seeks to achieve its objective by investing all of its assets in the Mortgage Portfolio, and the Adjustable Rate Securities Fund seeks to achieve its investment objective by investing all of its assets in the Securities Portfolio. The investment objective of the Fund is the same as the investment objective of the Portfolio. The investment policies of the Fund are also substantially similar to the corresponding Portfolio's except, in all cases, the Fund may pursue its policies by investing in an open-end management investment company with the same investment objective and substantially similar policies and restrictions as the Fund. Any additional exceptions are noted below.

The Fund acquires shares of the Portfolio at Net Asset Value. An investment in the Fund is an indirect investment in the corresponding Portfolio. The investment objectives of the Fund and the Portfolio are fundamental and may not be changed without shareholder approval. Of course, there is no assurance that the Fund and the Portfolio will achieve their objectives.


TYPES OF SECURITIES IN WHICH THE PORTFOLIO MAY INVEST


The Mortgage Portfolio may invest at least 65% of its total assets in adjustable rate mortgage securities ("ARMS") or other securities collateralized by or representing an interest in mortgages and having interest rates that reset at periodic intervals. The Mortgage Portfolio will only invest in mortgage securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Securities Portfolio may invest at least 65% of its total assets in adjustable-rate securities collateralized by or representing an interest in mortgages, including ARMS, issued or guaranteed by private institutions or by the U.S. government, its agencies or instrumentalities, and other adjustable-rate asset-backed securities (collectively, "ARS"), which have interest rates that reset at periodic intervals. The Securities Portfolio may invest in ARMS issued by private institutions, such as commercial banks, savings and loan institutions, insurance companies, private mortgage insurance companies, mortgage bankers, mortgage conduits of investment banks, finance companies, real estate companies, private corporations, and others, as long as they are consistent with the Securities Portfolio's investment objective. Privately issued mortgage securities are generally structured with one or more types of credit enhancement. The Securities Portfolio will only invest in securities rated at least AA by S&P or Aa by Moody's, two nationally recognized statistical rating agencies. The Securities Portfolio may also invest in unrated securities if Advisers determines that they are of comparable quality to the ratings above.

The Portfolio may also invest up to 35% of its total assets in (a) notes, bonds, and discount notes of the Federal Home Loan Banks, Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), and Small Business Administration; (b) obligations of or guaranteed by the full faith and credit of the U.S. government and repurchase agreements collateralized by such obligations; (c) time and savings deposits (including certificates of deposit) in commercial or savings banks or in institutions whose accounts are insured by the FDIC; and (d) with respect to the Securities Portfolio, asset-backed and mortgage-backed securities issued by private and government entities. These securities may either be fixed-rate or adjustable-rate securities. The Portfolio's investments in time deposits will not exceed 10% of its total assets.

For temporary defensive purposes, the Portfolio may invest up to 100% of its assets in U.S. government securities, certificates of deposit of banks having total assets in excess of $5 billion, and repurchase agreements.

MORTGAGE SECURITIES - GENERAL CHARACTERISTICS. A mortgage security is an interest in a pool of mortgage loans. The primary issuers or guarantors of mortgage securities are GNMA, FNMA, and FHLMC. GNMA creates mortgage securities from pools of government guaranteed or insured (Federal Housing Authority or Veterans Administration) mortgages originated by mortgage bankers, commercial banks, and savings and loan associations. FNMA and FHLMC issue mortgage securities from pools of conventional and federally insured and/or guaranteed residential mortgages obtained from various entities, including savings and loan associations, savings banks, commercial banks, credit unions, and mortgage bankers. The principal and interest on GNMA securities are guaranteed by GNMA and the guarantee is backed by the full faith and credit of the U.S. government. Mortgage securities of FNMA and FHLMC are not backed by the full faith and credit of the U.S. government. FNMA guarantees full and timely payment of all interest and principal, and FHLMC guarantees timely payment of interest and the ultimate collection of principal. Securities issued by FNMA are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. Securities issued by FHLMC are supported only by the credit of the agency. There is no guarantee that the government will support government agency securities and, accordingly, they may involve a risk of non-payment of principal and interest. Nonetheless, because FNMA and FHLMC are instrumentalities of the U.S. government, securities they issue are generally considered to be high-quality investments having minimal credit risks. The yields on these mortgage securities have historically exceeded the yields on other types of U.S. government securities with comparable maturities due largely to their prepayment risk. (See "What are the Fund's Potential Risks?")

The Securities Portfolio may invest in private mortgage securities. Private issuers of mortgage securities may be both the originators of the underlying mortgage loans as well as the guarantors of the mortgage securities. Pools of mortgage loans created by private issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government guarantees of payment. Timely payment of interest and principal is, however, generally supported by various forms of insurance or guarantees, including individual loan, title, pool, and hazard insurance. The insurance and guarantees are issued by government entities, private insurance companies, or the mortgage poolers. The insurance and guarantees and the creditworthiness of their issuers will be considered when determining whether a mortgage security meets the Securities Portfolio's quality standards. The Securities Portfolio may buy mortgage securities without insurance or guarantees if, through an examination of the loan experience and practices of the poolers, Advisers determines that the securities meet the Securities Portfolio's quality standards.

Most mortgage securities are pass-through securities. This means that they provide investors with payments consisting of a pro rata share of both regular interest and principal payments, as well as unscheduled early prepayments, on the underlying mortgage pool. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of mortgage securities nor do they extend to the value of the Portfolio's or the Fund's shares.

ADJUSTABLE RATE MORTGAGE SECURITIES. ARMS, like traditional mortgage securities, are an interest in a pool of mortgage loans. The interest rates on the mortgages underlying ARMS are reset periodically. As the interest rates are reset, the yields of the securities will gradually align themselves to reflect changes in market rates so that their market value will remain relatively stable compared to fixed-rate securities. As a result, the Net Asset Value of the Portfolio should fluctuate less significantly than if the Portfolio invested in more traditional long-term, fixed-rate securities. During periods of extreme fluctuation in interest rates, however, the Portfolio's and thus the Fund's Net Asset Value will fluctuate.

Because the interest rates on the mortgages underlying ARMS are reset periodically, the Portfolio may participate in increases in interest rates, resulting in both higher current yields and lower price fluctuations. This differs from fixed-rate mortgages, which generally decline in value during periods of rising interest rates. The Portfolio, however, will not benefit from increases in interest rates to the extent that interest rates exceed the maximum allowable annual or lifetime reset limits (or "cap rates") for a particular mortgage security. Since most mortgage securities held by the Portfolio will generally have annual reset limits or caps of 100 to 200 basis points, short-term fluctuations in interest rates above these levels could cause these mortgage securities to "cap out" and behave more like long-term, fixed-rate debt securities. If prepayments of principal are made on the underlying mortgages during periods of rising interest rates, the Portfolio generally will be able to reinvest these amounts in securities with a higher current rate of return.


Please keep in mind that during periods of rising interest rates, changes in the interest rates on mortgages underlying ARMS lag behind changes in the market rate. This may result in a lower Net Asset Value until the interest rate resets to market rates. Thus, you could suffer some principal loss if you sell your shares of the Fund before the interest rates on the underlying mortgages in the Portfolio reset to market rates. A portion of the ARMS in which the Securities Portfolio may invest may not reset for up to five years.


During periods of declining interest rates, the interest rates may reset downward, resulting in lower yields to the Portfolio. As a result, the value of ARMS is unlikely to rise during periods of declining interest rates to the same extent as the value of fixed-rate securities. As with other mortgage-backed securities, declining interest rates may result in accelerated prepayments of mortgages, and the Fund may have to reinvest the proceeds from the prepayments at the lower prevailing interest rates.

The rate of amortization of principal, as well as interest payments, for certain types of ARMS change in accordance with movements in a pre-specified, published interest rate index. The amount of interest due to an ARMS holder is calculated by adding a specified additional amount, the "margin," to the index, subject to limitations or "caps" on the maximum and minimum interest that is charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period.

Mortgage loan pools offering pass-through investments in addition to those described above may be created in the future. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term, fixed-rate mortgages. As new types of mortgage securities are developed and offered to investors, the Portfolio may invest in them if they are consistent with the Portfolio's objective, policies, and quality standards.

ADJUSTABLE RATE SECURITIES. The Securities Portfolio will invest primarily in ARS. ARS are debt securities with interest rates that are adjusted periodically pursuant to a pre-set formula and interval. The securities interest paid on ARS and, therefore, the current income earned by the Securities Portfolio by investing in ARS, will be a function primarily of the indices on which adjustments are based and the applicable spread relating to the ARS. (See "Resets.")

The interest rates on ARS are generally readjusted periodically to an increment over the chosen interest rate index. These readjustments occur at intervals ranging from one to sixty months. The degree of volatility in the market value of the securities held by the Securities Portfolio and of the Net Asset Value of the Securities Portfolio's and thus the Adjustable Rate Securities Fund's shares will be a function primarily of the length of the adjustment period and the degree of volatility in the applicable indices. It will also be a function of the maximum increase or decrease of the interest rate adjustment on any one adjustment date, in any one year, and over the life of the securities. These maximum increases and decreases are typically referred to as "caps" and "floors," respectively. The Securities Portfolio does not seek to maintain an overall average cap or floor, although Advisers will consider caps or floors in selecting ARS for the Securities Portfolio.

While the Securities Portfolio does not attempt to maintain a stable Net Asset Value per share, during periods when short-term interest rates move within the caps and floors of the securities held by the Securities Portfolio, the fluctuation in market value of the ARS held by the Securities Portfolio is expected to be relatively limited, since the interest rates on the ARS generally adjust to market rates within a short period of time. In periods of substantial short-term volatility in interest rates, the value of the Securities Portfolio's holdings may fluctuate more substantially since the caps and floors of its ARS may not permit the interest rates to adjust to the full extent of the movements in the market rates during any one adjustment period. In the event of dramatic increases in interest rates, the lifetime caps on the ARS may prevent the securities from adjusting to prevailing rates over the term of the loan. In this case, the market value of the ARS may be substantially reduced, with a corresponding decline in the Securities Portfolio's and thus the Adjustable Rate Securities Fund's Net Asset Value.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS"), REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"), AND MULTI-CLASS PASS-THROUGHS. The Portfolio may invest in CMOs and REMICs issued and guaranteed by U.S. government agencies or instrumentalities.


CMOs and REMICs are debt instruments issued by special purpose entities that are secured by pools of mortgage loans or other mortgage-backed securities. Multi-class pass-through securities are equity interests in a trust composed of mortgage loans or other mortgage-backed securities. Payments of principal and interest on the underlying collateral provides the funds to pay the debt service on CMOs or REMICs or to make scheduled distributions on the multi-class pass-through securities. Unless the context indicates otherwise, the discussion of CMOs below may also apply to REMICs and multi-class pass-through securities.


A CMO is a mortgage-backed security that separates mortgage pools into short-, medium-, and long-term components. Each component pays a fixed rate of interest at regular intervals. These components enable an investor, such as the Portfolio, to predict more accurately the pace at which principal is returned. The Mortgage Portfolio may buy CMOs that are:


(1) collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government;

(2) collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and the guarantee is collateralized by U.S. government securities; or

(3) securities in which the proceeds of the issuance are invested in mortgage securities, and payment of the principal and interest are supported by the credit of an agency or instrumentality of the U.S. government.


The Securities Portfolio may also invest in CMOs and REMICs issued by certain financial institutions and other mortgage lenders and in multi-class pass-through securities. The Mortgage Portfolio will not invest in privately issued CMOs and REMICs except to the extent that it invests in the securities of entities that are instrumentalities of the U.S. government.

CMOs are issued in multiple classes. Each class, often referred to as a "tranche," is issued at a specified coupon rate or adjustable rate and has a stated maturity or final distribution date. Principal prepayments on collateral underlying CMOs may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of a CMO on a monthly, quarterly, or semiannual basis. The principal and interest on the mortgages underlying CMOs may be allocated among the several classes in many ways. In a common structure, payments of principal on the underlying mortgages, including any principal prepayments, are applied to the classes of a series of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class until all other classes having an earlier stated maturity or final distribution date have been paid in full.

One or more tranches of a CMO may have coupon rates that reset periodically at a specified increment over an index, such as the London Interbank Offered Rate ("LIBOR"). These adjustable-rate tranches, known as "floating-rate CMOs," will be treated as ARMS by the Portfolio. Floating-rate CMOs may be backed by fixed- or adjustable-rate mortgages. To date, fixed-rate mortgages have been more commonly used for this purpose. Floating-rate CMOs are typically issued with lifetime "caps" on the coupon rate. These caps, similar to the caps on ARMS, represent a ceiling beyond which the coupon rate may not be increased, regardless of increases in the underlying interest rate index.

Yields on privately issued CMOs have been historically higher than the yields on CMOs issued and guaranteed by U.S. government agencies or instrumentalities. The risk of loss due to default on privately issued CMOs, however, is higher since they are not guaranteed by the U.S. government. The trustees of the Adjustable Rate Securities Portfolios believe that the risk of loss to the Securities Portfolio relating to its investments in privately issued CMOs is justified by the higher yield the Securities Portfolio will earn in light of the historic loss experience on these instruments. The Securities Portfolio will not invest in subordinated, privately issued CMOs.

REMICs, which are authorized under the Tax Reform Act of 1986, are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities. As with CMOs, the underlying mortgages include those backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by the U.S. government, its agencies or instrumentalities, or issued by private entities and not guaranteed by any government agency.

Advisers currently intends to limit the Securities Portfolio's investment in fixed-rate CMOs and REMICS to planned amortization classes ("PACs") and sequential pay classes. A PAC is retired according to a payment schedule in order to have a stable average life and yield even if expected prepayment rates change. Within a specified broad range of prepayment possibilities, the retirement of all classes is adjusted so that the PAC bond amortization schedule will be met. Thus, PAC bonds offer more predictable amortization schedules at the expense of less predictable cash flows for the other bonds in the structure. Within a given structure, the Securities Portfolio currently intends to buy the PAC bond with the shortest remaining average life. A sequential pay CMO is structured so that only one class of bonds will receive principal until it is paid off completely. Then the next sequential pay CMO class will begin receiving principal until it is paid off. The Securities Portfolio currently intends to buy sequential pay CMO securities in the class with the shortest remaining average life.

To the extent any privately issued CMOs and REMICs in which the Securities Portfolio invests are considered by the SEC to be investment companies, the Securities Portfolio will limit its investments in those securities in a manner consistent with the 1940 Act.

RESETS. The interest rates paid on ARMS, ARS, and CMOs generally are readjusted at intervals of one year or less to an increment over some predetermined interest rate index, although some securities in which the Securities Portfolio may invest may have intervals as long as five years. There are three main categories of indices: those based on LIBOR, those based on U.S. Treasury securities, and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly used indices include the one-, three-, and five-year constant-maturity Treasury rates, the three-month Treasury bill rate, the 180-day Treasury bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-, three-, six-month, or one-year LIBOR, the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant-maturity Treasury rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Federal Home Loan Bank Cost of Funds, tend to lag behind changes in market interest rate levels and tend to be somewhat less volatile.

CAPS AND FLOORS. The underlying mortgages that collateralize ARMS and CMOs will frequently have caps and floors that limit the maximum amount by which the loan rate to the residential borrower may change up or down (a) per reset or adjustment interval and (b) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization.

STRIPPED MORTGAGE SECURITIES. The Securities Portfolio may invest in stripped mortgage securities, which are derivative multi-class mortgage securities. The stripped mortgage securities in which the Securities Portfolio may invest will only be issued or guaranteed by the U.S. government, its agencies or instrumentalities. Stripped mortgage securities have greater market volatility than other types of mortgage securities in which the Securities Portfolio invests.

Stripped mortgage securities are usually structured with two classes, each receiving different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security has one class that receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. In the most extreme case, one class receives all of the interest (the interest-only or "IO" class), while the other class receives all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the yield to maturity of any IO class held by the Securities Portfolio. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Securities Portfolio may fail to recoup fully its initial investment, even if the securities are rated in the highest rating categories, AAA or Aaa, by S&P or Moody's, respectively.

Stripped mortgage securities are purchased and sold by institutional investors, such as the Securities Portfolio, through several investment banking firms acting as brokers or dealers. Because these securities were only recently developed, traditional trading markets have not yet been established for all stripped mortgage securities. Accordingly, some of these securities may be illiquid. The staff of the SEC has indicated that only government-issued IO or PO securities that are backed by fixed-rate mortgages may be deemed to be liquid, if procedures with respect to determining liquidity are established by a fund's board. The Board of Trustees of the Adjustable Rate Securities Portfolios may, in the future, adopt procedures that would permit the Securities Portfolio to buy, hold, and treat as liquid government-issued IO and PO securities. At the present time, however, all such securities will continue to be treated as illiquid and will, together with any other illiquid investments, not exceed 10% of the Securities Portfolio's net assets. This position may be changed in the future, without notice to shareholders, in response to the staff's continued reassessment of this matter, as well as to changing market conditions.

FLOATERS. Up to 5% of the Securities Portfolio's assets may be invested in inverse floaters and super floaters. Please see the SAI for more information about these investments.

ASSET-BACKED SECURITIES. The Securities Portfolio may invest in asset-backed securities, including adjustable-rate asset-backed securities that have interest rates that reset at periodic intervals. Asset-backed securities are similar to mortgage-backed securities. The underlying assets, however, may include receivables on home equity and credit card loans, and automobile, mobile home, and recreational vehicle loans and leases. Asset-backed securities are issued in either a pass-through structure (similar to a mortgage pass-through structure) or a pay-through structure (similar to a CMO structure). There may be other types of asset-backed securities that are developed in the future in which the Securities Portfolio may invest. In general, collateral supporting asset-backed securities has shorter maturities than mortgage loans and historically has been less likely to experience substantial prepayment.

DERIVATIVES. Some of the types of investments discussed in this prospectus may be considered "derivatives." Derivatives are broadly defined as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset. To the extent indicated, each Portfolio may invest in CMOs, REMICs, and uncovered mortgage dollar rolls, and the Securities Portfolio may also invest in multi-class pass-throughs, stripped mortgage securities, other asset-backed securities, and structured notes. Some, all, or the component parts of these instruments may be considered derivatives. The Portfolio may use these instruments to help manage risks relating to interest rates and other market factors, to increase liquidity, and/or to invest in a particular instrument in a more efficient or less expensive way. The Portfolio will not necessarily use these instruments or investment strategies to the full extent permitted unless Advisers believes that doing so will help the Portfolio reach its objective, and not all instruments or strategies will be used at all times.


OTHER INVESTMENT POLICIES OF THE PORTFOLIO


MORTGAGE DOLLAR ROLLS. The Portfolio may enter into mortgage "dollar rolls" in which the Portfolio sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (name, type, coupon, and maturity) securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the mortgage-backed securities. The Portfolio is compensated by the difference between the current sale price and the lower forward price for the future purchase (often referred to as the "drop"), as well as the interest earned on the cash proceeds of the initial sale. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash position or a cash equivalent security position.

REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio buys U.S. government securities from a bank or broker-dealer at one price and agrees to sell them back to the bank or broker-dealer at a higher price on a specified date. The securities subject to resale are held on behalf of the Portfolio by a custodian bank approved by the Board. The bank or broker-dealer must transfer to the custodian securities with an initial market value of at least 102% of the repurchase price to help secure the obligation to repurchase the securities at a later date. The securities are then marked-to-market daily to maintain coverage of at least 100%. If the bank or broker-dealer does not repurchase the securities as agreed, the Portfolio may experience a loss or delay in the liquidation of the securities underlying the repurchase agreement and may also incur liquidation costs. The Portfolio, however, intends to enter into repurchase agreements only with banks or broker-dealers that are considered creditworthy by Advisers.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS. The Portfolio may buy U.S. government obligations (or any securities in the case of the Securities Portfolio) on a "when-issued" or "delayed-delivery" basis. These transactions are arrangements under which the Portfolio buys securities with payment and delivery scheduled for a future time, generally within 30 to 60 days. Purchases of securities on a when-issued or delayed-delivery basis are subject to market fluctuation and the risk that the value or yield at delivery may be more or less than the purchase price or the yield available when the transaction was entered into. Although the Portfolio will generally buy securities on a when-issued basis with the intention of acquiring the securities, it may sell the securities before the settlement date if the Portfolio deems it to be advisable. When the Portfolio is the buyer, it will maintain, in a segregated account with its custodian bank, cash or high-grade marketable securities having an aggregate value equal to the amount of its purchase commitments until payment is made. To the extent the Portfolio engages in when-issued and delayed-delivery transactions, it does so only for the purpose of acquiring portfolio securities consistent with its investment objective and policies and not for the purpose of investment leverage. In when-issued and delayed-delivery transactions, the Portfolio relies on the seller to complete the transaction. The seller's failure to do so may cause the Portfolio to miss a price or yield considered advantageous. Securities purchased on a when-issued or delayed-delivery basis do not generally earn interest until their scheduled delivery date. The Portfolio is not subject to any percentage limit on the amount of its assets that may be invested in when-issued purchase obligations.

LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Adjustable Rate Securities Portfolios' Board of Trustees and subject to the following conditions, the Portfolio may lend its portfolio securities to qualified securities dealers or other institutional investors, if the loans do not exceed 10% of the value of the Portfolio's total assets at the time of the most recent loan. The borrower must deposit with the Portfolio's custodian bank collateral with an initial market value of at least 102% of the initial market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 102%. This collateral shall consist of cash. The lending of securities is a common practice in the securities industry. The Portfolio may engage in security loan arrangements with the primary objective of increasing the Portfolio's income either through investing the cash collateral in short-term interest-bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Portfolio continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.

BORROWING. The Securities Portfolio may borrow from banks from time to time to increase its investments. Borrowings may be secured or unsecured and at fixed or variable interest rates. The Securities Portfolio will borrow only to the extent that the value of its assets, less its liabilities (excluding borrowings), is equal to at least 300% of its borrowings. If the Securities Portfolio does not meet the 300% test, it will be required to reduce its debt within three business days to the extent necessary to meet the test. This may require the Securities Portfolio to sell a portion of its investments at a disadvantageous time.

Borrowing for investment purposes is a speculative investment technique known as "leveraging." When the Securities Portfolio leverages its assets, the Securities Portfolio's Net Asset Value may increase or decrease at a greater rate than if the Securities Portfolio were not leveraged. The interest payable on the amount borrowed increases the Securities Portfolio's expenses (and thus reduces the income to the Adjustable Rate Securities Fund), and if the appreciation and income produced by the investments purchased with the borrowings exceed the cost of the borrowing, leveraging may reduce the investment performance of the Securities Portfolio.

The Fund may not borrow money nor mortgage nor pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in an amount up to 20% of the Fund's total asset value. The Adjustable U.S. Government Fund will not buy additional portfolio securities (additional shares of the Mortgage Portfolio) while borrowings in excess of 5% of its total assets are outstanding.

ILLIQUID INVESTMENTS. The Portfolio's policy is not to invest more than 10% of its net assets in illiquid securities. Illiquid securities are generally securities that cannot be sold within seven days in the normal course of business at approximately the amount at which the Portfolio has valued them.

OTHER POLICIES AND RESTRICTIONS. The Fund and the Portfolio have a number of additional investment restrictions that limit their activities to some extent. Some of these restrictions may only be changed with shareholder approval. For a list of these restrictions and more information about the Fund's and the Portfolio's policies, please see "How does the Fund Invest its Assets?" and "Investment Restrictions" in the SAI.

Each of the Fund's and the Portfolio's policies and restrictions discussed in this prospectus and in the SAI is considered at the time the Fund makes an investment. The Fund and the Portfolio are generally not required to sell a security because of a change in circumstances.

THE FUND'S MASTER/FEEDER FUND STRUCTURE

The Fund's structure, whereby it invests all of its assets in the Portfolio, is sometimes known as a "Master/Feeder Fund Structure." This is a relatively new format that often results in certain operational and other complexities. The Franklin organization was one of the first mutual fund complexes in the country to implement this structure, and the Board does not believe the additional complexities outweigh the potential benefits to be gained by shareholders.

The Fund's investment of all of its assets in the Portfolio was previously approved by shareholders of the Fund. Whenever the Fund, as an investor in the Portfolio, is asked to vote on a matter relating to the Portfolio, the Fund will hold a meeting of Fund shareholders and will cast its votes in the same proportion as the Fund's shareholders have voted.

The Franklin Templeton Funds have one other fund that invests in the Mortgage Portfolio and one other that invests in the Securities Portfolio. In the future, other funds may be created that may likewise invest in the Portfolio, or existing funds may be restructured so that they may invest in the Portfolio. If requested, we will forward additional information to you about other funds through which you may invest in the Portfolio. If you would like to receive this information, please call Fund Information.

The Portfolio is a diversified series of the Adjustable Rate Securities Portfolios, an open-end management investment company. The Adjustable Rate Securities Portfolios was organized as a Delaware business trust on February 15, 1991, and is registered with the SEC. The Adjustable Securities Portfolios currently issues shares in two separate series. In the future, additional series may be added by the Board of Trustees of the Adjustable Rate Securities Portfolios.

For information on the Fund's administrator and its expenses, please see "Who Administers the Fund?"

THE ADVANTAGES OF INVESTING IN THE FUND

The Adjustable U.S. Government Fund enables you to invest easily in mortgage securities issued or guaranteed by the U.S. government, its agencies or instrumentalities without paying a sales charge or Rule 12b-1 fees. Similarly, the Adjustable Rate Securities Fund enables you to invest easily in adjustable rate securities rated in the top two rating categories by nationally recognized statistical rating agencies or issued or guaranteed by the U.S. government, its agencies or instrumentalities without paying a sales charge or Rule 12b-1 fees. Any guarantee will extend to the payment of interest and principal due on the securities and will not provide any protection from fluctuations in the market value of the securities. The Fund believes that by investing in the respective Portfolio, which in turn invests primarily in securities that provide for variable interest rates, it will achieve a more consistent and less volatile Net Asset Value than is characteristic of mutual funds that invest primarily in similar securities paying a fixed interest rate. Principal payments received on the Portfolio's mortgage securities will be reinvested by the Portfolio in other securities. These securities may have a higher or lower yield than the mortgage securities already held by the Portfolio, depending on market conditions.

An investment in the Fund also provides liquidity since you may redeem shares of the Fund at any time at the current Net Asset Value. Please see "How Do I Sell Shares?"

IF YOU ARE AN INVESTOR WHOSE INVESTMENT AUTHORITY IS RESTRICTED BY APPLICABLE LAW OR REGULATION YOU SHOULD CONSULT YOUR LEGAL ADVISOR TO DETERMINE WHETHER AND TO WHAT EXTENT SHARES OF THE FUND CONSTITUTE LEGAL INVESTMENTS FOR YOU. If you are a municipal investor considering investment of proceeds of bond offerings into the Fund, you should consult with expert counsel to determine the effect, if any, of various payments made by the Fund, Advisers, or Distributors on arbitrage rebate calculations.

WHAT ARE THE FUND'S POTENTIAL RISKS?

The value of your shares will increase as the value of the securities owned by the Fund increases and will decrease as the value of the Fund's investments decrease. In this way, you participate in any change in the value of the securities owned by the Fund. Since the Fund invests its assets in shares of the corresponding Portfolio, as the value of the securities owned by the Portfolio fluctuates, the Portfolio's Net Asset Value per share, and thus the Fund's Net Asset Value per share, will also fluctuate.

MASTER/FEEDER FUND STRUCTURE. An investment in the Fund may be subject to certain risks due to the Fund's structure. These risks include the potential that if other shareholders in the corresponding Portfolio sell their shares, the Fund's expenses may increase or the economies of scale that have been achieved as a result of the structure may diminish. Institutional investors in the Portfolio that have a greater pro rata ownership interest in the Portfolio than the corresponding Fund could also have effective voting control over the operation of the Portfolio. Furthermore, if the Portfolio changes its objective or any of its fundamental policies and shareholders of the Fund do not approve the change for the Fund, the Fund may be forced to withdraw its investment from the Portfolio and seek another investment company with the same objective and policies.

If the Board considers it to be in the best interest of the Fund, the Fund may withdraw its investment in the corresponding Portfolio at any time. In that event, the Board would consider what action to take, including the investment of all of the Fund's assets in another pooled investment entity with the same investment objective and substantially similar policies as the Fund or the hiring of an investment advisor to manage the Fund's investments. Either circumstance may cause an increase in Fund expenses.

MORTGAGE SECURITIES. The mortgage securities in which the Portfolio invests differ from conventional bonds in that principal is paid over the life of the mortgage security rather than at maturity. As a result, the holder of mortgage securities receives monthly scheduled payments of principal and interest and may receive unscheduled principal payments representing prepayments on the underlying mortgages. When the holder reinvests the payments and any unscheduled prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the existing mortgage securities. For this reason, mortgage securities may be less effective than other types of U.S. government securities as a means of "locking-in" long-term interest rates. Fixed-rate mortgage securities are generally more subject to this "prepayment risk" than are ARMS.

The market value of mortgage securities, like other U.S. government securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. ARMS, however, have less risk of a decline in value during periods of rapidly rising rates but, like other mortgage securities, may also have less potential for capital appreciation than other investments of comparable maturities due to the likelihood of increased prepayments of mortgages as interest rates decline. To the extent market interest rates increase beyond applicable caps or maximum rates on ARMS or beyond the coupon rates of fixed-rate mortgage securities, the market value of the mortgage security would likely decline to the same extent as a conventional fixed-rate security.

In addition, to the extent mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments may result in some loss of the holders' principal investment to the extent of the premium paid. On the other hand, if mortgage securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income that, when distributed to shareholders, will be taxable as ordinary income.

With respect to pass-through mortgage pools issued by private issuers, there is no assurance that private insurers of the securities will be able to meet their obligations. Although the market for privately issued mortgage securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. These securities are subject to the Securities Portfolio's limit with respect to illiquid investments.

ADJUSTABLE RATE SECURITIES. ARS have several characteristics that you should consider before investing in the Adjustable Rate Securities Fund. As indicated above, the interest rate reset features of ARS held by the Securities Portfolio will reduce the effect on the Securities Portfolio's Net Asset Value per share caused by changes in market interest rates. The market value of ARS and, therefore, the Securities Portfolio's and the Adjustable Rate Securities Fund's Net Asset Value may vary, however, to the extent that the current interest rate on ARS differs from market interest rates during periods between the interest reset dates. These variations in value occur inversely to changes in the market interest rates. Thus, if market interest rates rise above the current rates on the securities, the value of the securities will decrease, and if market interest rates fall below the current rate on the securities, the value of the securities will rise. The longer the adjustment intervals on ARS held by the Securities Portfolio, the greater the potential for fluctuations in the Securities Portfolio's and thus the Adjustable Rate Securities Fund's Net Asset Value.

As an investor in the Adjustable Rate Securities Fund, you will receive increased income as a result of upward adjustments of the interest rates on ARS held by the Securities Portfolio in response to market interest rates. The Adjustable Rate Securities Fund and its shareholders, however, will not benefit from increases in market interest rates once the rates rise to the point where they cause the rates on ARS to reach their maximum adjustment rate annual or lifetime caps. In addition, because of their interest rate adjustment feature, ARS are not an effective means of "locking-in" attractive interest rates for periods in excess of the adjustment period.

In the case of privately issued ARMS where the underlying mortgage assets carry no agency or instrumentality guarantee, the mortgagors on the loans underlying ARMS are often qualified for the loans on the basis of the original payment amounts. The mortgagor's income may not be sufficient to enable the mortgagor to continue making loan payments as the payments increase, resulting in a greater likelihood of default. Conversely, any benefits to the Adjustable Rate Securities Fund and its shareholders from an increase in the Securities Portfolio's Net Asset Value caused by falling market interest rates is reduced by the potential for a decline in the interest rates paid on ARS held by the Securities Portfolio. The Adjustable Rate Securities Fund, therefore, is not designed for investors seeking capital appreciation.

ASSET-BACKED SECURITIES. Asset-backed securities entail certain risks not present with mortgage-backed securities, because they do not have the benefit of the same type of security interests in the underlying collateral. Credit card receivables are generally unsecured, and a number of state and federal consumer credit laws give debtors the right to set off certain amounts owed on credit cards, thereby reducing the outstanding balance. In the case of automobile receivables, there is a risk that the holders may not have either a proper or first security interest in all of the obligations backing the receivables due to the large number of vehicles involved in a typical issuance and the technical requirements imposed under state laws. Therefore, recoveries on repossessed collateral may not always be available to support payments on securities backed by these receivables. For more information about the risks of investing in asset-backed securities, please see the SAI.

INTEREST RATE RISK. Changes in interest rates will affect the value of the Portfolio's and thus the Fund's portfolio and their share prices. Rising interest rates, which often occur during times of inflation or a growing economy, are likely to have a negative effect on the value of the Portfolio's and the Fund's shares. Interest rates have increased and decreased in the past. These changes are unpredictable and may happen again in the future.

Investments in fixed-rate securities generally decline in value during periods of rising interest rates and increase in value when interest rates fall. To the extent the Portfolio invests in fixed-rate securities, the value of the Portfolio's and thus the Fund's shares will be more sensitive to interest rate changes than if the Portfolio were fully invested in adjustable rate securities.


WHO ADMINISTERS THE FUND?


THE BOARD. The Board oversees the management of the Trust and elects its officers. The officers are responsible for the Fund's day-to-day operations.

The Board, with approval of all disinterested and interested Board members, has adopted written procedures designed to deal with potential conflicts of interest that may arise from the Trust and the Adjustable Rate Securities Portfolios having substantially the same boards. These procedures call for an annual review of the Fund's relationship with the corresponding Portfolio. If a conflict exists, the boards may take action, which may include the establishment of a new board. The Board has determined that there are no conflicts of interest at the present time. For more information, please see "Summary of Procedures To Monitor Conflicts of Interest" and "Officers and Trustees" in the SAI.

INVESTMENT MANAGER AND ADMINISTRATOR. Advisers manages the Portfolio's assets and makes its investment decisions. Advisers also performs similar services for other funds. It is wholly owned by Resources, a publicly owned company engaged in the financial services industry through its subsidiaries. Charles B. Johnson and Rupert H. Johnson, Jr. are the principal shareholders of Resources. Together, Advisers and its affiliates manage over $212 billion in assets. Advisers is also the administrator of the Fund. Please see "Investment Management and Other Services" and "Miscellaneous Information" in the SAI for information on securities transactions and a summary of the Fund's Code of Ethics.

MANAGEMENT TEAM. The team responsible for the day-to-day management of the Portfolio in which the Fund invests since inception is:


T. Anthony Coffey
Portfolio Manager of Advisers


Mr. Coffey is a Chartered Financial Analyst and holds a Master of Business Administration degree from the University of California at Los Angeles. He earned a Bachelor of Arts degree in Applied Mathematics and Economics from Harvard University. Mr. Coffey has been with the Franklin Templeton Group since 1989. He is a member of several securities industry-related associations.


Roger Bayston
Portfolio Manager of Advisers

Mr. Bayston is a Chartered Financial Analyst and holds a Master of Business Administration degree from the University of California at Los Angeles. He earned his Bachelor of Science degree from the University of Virginia. He has been with the Franklin Templeton Group since earning his MBA degree in 1991.

Jack Lemein
Senior Vice President of Advisers


Mr. Lemein holds a Bachelor of Science degree in Finance from the University of Illinois. He has been in the securities industry since 1967 and with the Franklin Templeton Group since 1984. He is a member of several securities industry-related associations.

MANAGEMENT FEES. You will bear a portion of the Portfolio's operating expenses, including its management fees, to the extent that the Fund, as a shareholder of the Portfolio, bears these expenses. The portion of the Portfolio's expenses borne by the Fund depends on the Fund's proportionate share of the Portfolio's net assets.

During the fiscal year ended June 30, 1997, the Adjustable U.S. Government Fund's proportionate share of the Mortgage Portfolio's management fees was 0.40% and the Fund's administration fees, before any advance waiver, was 0.05% of the average daily net assets of the Fund. The Adjustable Rate Securities Fund's proportionate share of the Securities Portfolio's management fees was 0.40% and the Fund's administration fees, before any advance waiver, was 0.05% of the average daily net assets of the Fund. Total operating expenses, including the expenses of the Portfolio, before any advance waiver, totaled 0.61% for the Adjustable U.S. Government Fund and 0.62% for the Adjustable Rate Securities Fund.

Under an agreement by Advisers to limit its fees, the Adjustable U.S. Government Fund and the Adjustable Rate Securities Fund paid a proportionate share of their corresponding Portfolio's management fees totaling 0.22% and 0.20%, respectively. Total expenses of the Adjustable U.S. Government Fund and the Adjustable Rate Securities Fund were 0.43% and 0.42%, respectively. Advisers may end this arrangement at any time upon notice to the Board.

PORTFOLIO TRANSACTIONS. Advisers tries to obtain the best execution on all transactions. If Advisers believes more than one broker or dealer can provide the best execution, it may consider research and related services and the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, when selecting a broker or dealer. Please see "How does the Portfolio Buy Securities for its Portfolio?" in the SAI for more information.


HOW DOES THE FUND MEASURE PERFORMANCE?


From time to time, the Fund advertises its performance. Commonly used measures of performance include total return, current yield, and current distribution rate.

Total return is the change in value of an investment over a given period. It assumes any dividends and capital gains are reinvested. Current yield shows the income per share earned by the Fund. The current distribution rate shows the dividends or distributions paid to shareholders by the Fund. This rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Offering Price. Unlike current yield, the current distribution rate may include income distributions from sources other than dividends and interest received by the Fund.

The Fund's investment results will vary. Performance figures are always based on past performance and do not guarantee future results. For a more detailed description of how the Fund calculates its performance figures, please see "How does the Fund Measure Performance?" in the SAI.

HOW TAXATION AFFECTS THE FUND AND ITS SHAREHOLDERS

The following discussion reflects some of the tax considerations that affect mutual funds and their shareholders. For more information on tax matters relating to the Fund and its shareholders, see "Additional Information on Distributions and Taxes" in the SAI.

The Fund is treated as a separate entity for federal income tax purposes. The Fund has elected and intends to continue to qualify as a regulated investment company under Subchapter M of the Code. By distributing all of its income and meeting certain other requirements relating to the sources of its income and diversification of its assets, the Fund will generally not be liable for federal income or excise taxes.


For federal income tax purposes, any income dividends received from the Fund, as well as any distributions derived from the excess of net short-term capital gain over net long-term capital loss, are treated as ordinary income whether received in cash or in additional shares. Distributions derived from the excess of net long-term capital gain over net short-term capital loss are treated as long-term capital gain regardless of the length of time you have owned Fund shares and regardless of whether the distributions are received in cash or in additional shares.


Under the Code, certain distributions that are declared in October, November, or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if paid by the Fund and received by you on December 31 of the calendar year in which they are declared.

Redemptions and exchanges of Fund shares are taxable events on which you may realize a gain or loss. Any loss incurred on the sale or exchange of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

Since the Fund's income is derived from interest income and gain on the sale of portfolio securities rather than dividend income, no portion of any of the distributions paid by the Fund will generally be eligible for the corporate dividends-received deduction. None of the distributions paid by the Fund for the fiscal year ended June 30, 1997, qualified for this deduction, and it is not anticipated that any of the current year's dividends will so qualify.

The Fund will inform you of the source of its dividends and distributions at the time they are paid and will, promptly after the close of each calendar year, advise you of the tax status for federal income tax purposes of your dividends and distributions.


You should consult with your tax advisor with respect to the applicability of state and local intangible property or income taxes to your shares of the Fund and distributions and redemption proceeds received from the Fund.

If you are not considered a U.S. person for federal income tax purposes, you should consult with your financial or tax advisor regarding the applicability of U.S. withholding or other taxes to distributions you receive from the Fund and the application of foreign tax laws to these distributions.


HOW IS THE TRUST ORGANIZED?

The Fund is a no-load, diversified series of the Trust, an open-end management investment company, commonly called a mutual fund. It was organized as a Massachusetts business trust on January 15, 1985, and is registered with the SEC. Shares of each series of the Trust have equal and exclusive rights to dividends and distributions declared by that series and the net assets of the series in the event of liquidation or dissolution. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes. Additional series may be offered in the future.

The Trust has noncumulative voting rights. This gives holders of more than 50% of the shares voting the ability to elect all of the members of the Board. If this happens, holders of the remaining shares voting will not be able to elect anyone to the Board.

The Trust does not intend to hold annual shareholder meetings. The Trust or a series of the Trust may hold special meetings, however, for matters requiring shareholder approval. A meeting may also be called by the Board in its discretion or by shareholders holding at least 10% of the outstanding shares. In certain circumstances, we are required to help you communicate with other shareholders about the removal of a Board member.

As of October 2, 1997, Dai-Ichi Kangyo Bank of California owned of record and beneficially more than 25% of the outstanding shares of the Adjustable Rate Securities Fund.


ABOUT YOUR ACCOUNT

HOW DO I BUY SHARES?

OPENING YOUR ACCOUNT


Shares of the Fund may be purchased without a sales charge by institutions such as corporations, banks, thrifts, credit unions, government authorities or agencies, trust companies, and other institutional entities that are prohibited by law, regulation, charter or stated policy from investing in a fund with a sales charge or a "Rule 12b-1 Plan" under the 1940 Act. To be eligible to invest in the Fund you must also have, or will have after the purchase of Fund shares, at least $5,000,000 (valued at the higher of cost or current value) invested in the Franklin Templeton Funds. For trust companies and bank trust departments buying shares on behalf of accounts over which they exercise exclusive investment discretion, the minimum amount is $1,000,000. We may waive or vary these requirements on a case-by-case basis and may refuse any order to buy shares.


To determine if you meet the minimum investment requirement, you may combine investments in the following accounts:

o all accounts registered in the name of your institution, for its own account or for accounts under exclusive investment discretion (such as trust or custodial accounts)

o all accounts with substantially identical ownership; for example, accounts of all 80% or more owned subsidiaries of a holding company.

You must notify us in writing of all accounts that you would like combined.


-------------------------- ------------------------------------------------------------------------------------------
METHOD                     STEPS TO FOLLOW
-------------------------- ------------------------------------------------------------------------------------------
BY MAIL                    1. For an initial investment, complete and sign an account application.

                           2. Return the application, if applicable, to the Fund with your check, Federal Reserve draft or negotiable bank draft made payable to the Fund.
-------------------------- ------------------------------------------------------------------------------------------
-------------------------- ------------------------------------------------------------------------------------------
BY WIRE                    1. Call the Fund at 1-800/321-8563 or 650/312-3600 to advise of your intention to wire funds for investment. We must receive your call before 1:00 p.m. Pacific time. The
                           Fund will supply a wire control number for the investment. You will need a new number every time you wire money into your account. If we receive wire money which is not identified with a currently effective wire control number, we will return it to the bank from which it was wired and we will not credit it to your account.

                           2. On the same day, wire the funds to Bank of America, ABA routing number 121000358, for credit to either Franklin Institutional Adjustable U.S. Government Securities Fund
                           or Franklin Institutional Adjustable Rate Securities Fund, A/C 1493304779. Be sure to include your account number, account registration, and wire control number. The bank must receive the wired funds and report the receipt of wired funds to the Fund by 3:00 p.m. Pacific time. Later wires are credited the following business day. To maximize efficient Fund management, you should place and wire your investment as early in the day as possible.

                           3. For initial investments, complete an application and return it to the Fund. For investments over $50,000, you also need to complete the Institutional Telephone
                           Privileges Agreement.
-------------------------- ------------------------------------------------------------------------------------------
-------------------------- ------------------------------------------------------------------------------------------
THROUGH YOUR DEALER        Call your investment representative
-------------------------- ------------------------------------------------------------------------------------------

MORE INFORMATION ABOUT BUYING SHARES BY WIRE

Wire trades placed by the above deadlines will receive same day credit so long as funds are received as described above. In order to maximize efficient Fund management, please place your order and wire your investment as early in the day as possible. Prior business day notification of a trade may be required. Requests to begin a wire order after the cut off time for the Fund will not be in proper form for that day's purchase and will receive credit on the next business day.


PAYMENTS TO SECURITIES DEALERS

If you buy shares through a Securities Dealer, Distributors may make a payment to the Securities Dealer out of its own resources. Please contact Institutional Services for more information.

MAY I EXCHANGE SHARES FOR SHARES OF ANOTHER FUND?


We offer a wide variety of funds. The shares of most of these funds are offered to the public with a sales charge. If you would like, you can move your investment from your Fund account to an existing or new account in another Franklin Templeton Fund (an "exchange"). Because it is technically a sale and a purchase of shares, an exchange is a taxable transaction.

Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment objective and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums.

----------------------- --------------------------------------------------------------------------------------
METHOD                  STEPS TO FOLLOW
----------------------- --------------------------------------------------------------------------------------
BY MAIL                 Send us written instructions signed by all account owners
----------------------- --------------------------------------------------------------------------------------
----------------------- --------------------------------------------------------------------------------------
BY PHONE                1. Call Institutional Services at 1-800/321-8563 or 1-650/312-3567.

                        2. For requests over $50,000, you must complete an Institutional Telephone Privileges
                        Agreement. Call Institutional Services to receive a copy.
----------------------- --------------------------------------------------------------------------------------

Please refer to "Transaction Procedures and Special Requirements" for other important information on how to exchange shares.


WILL SALES CHARGES APPLY TO MY EXCHANGE?


You will generally pay the applicable front-end sales charge of the fund you are exchanging into, unless you acquired your Fund shares under the exchange privilege. These charges may not apply if you qualify to buy shares without a sales charge. For example, certain institutional investors such as government entities, certain employee benefit plans, trust companies, and bank trust departments may buy Class I shares of other Franklin Templeton Funds without a sales charge.


EXCHANGING SHARES BETWEEN FUNDS IN THE TRUST

FROM THE FUND INTO A MONEY MARKET SERIES OF THE TRUST. To avoid dilution of the money market fund, your exchange will be treated as a sale of Fund shares at the Net Asset Value next calculated after we receive your exchange request in proper form before 1:00 p.m. Pacific time and a purchase of shares of the money market series on the following business day when the funds for the purchase are available and the purchase order is in proper form.

FROM A MONEY MARKET SERIES OF THE TRUST INTO THE FUND. Shares of the Fund will be purchased at the Net Asset Value next calculated after we receive your exchange request in proper form before 11:15 a.m. Pacific time, with payment for the purchased shares processed on the following business day when the funds are made available from the money market fund.

RETIREMENT PLANS

Retirement plan participants may exchange shares in accordance with the options available under, and the requirements of, their plan and plan administrator. Retirement plan administrators may charge a fee in connection with exchanges.

EXCHANGE RESTRICTIONS

Please be aware that the following restrictions apply to exchanges:


o    You may only exchange shares within the SAME CLASS, except as noted below.


o    The accounts must be identically registered.

o    The fund you are exchanging into must be eligible for sale in your state.


o We may modify or discontinue our exchange policy if we give you 60 days' written notice.

o Your exchange may be restricted or refused if you have: (i) requested an exchange out of the Fund within two weeks of an earlier exchange request,
     (ii) exchanged shares out of the Fund more than twice in a calendar quarter, or (iii) exchanged shares equal to at least $5 million, or more than 1% of the Fund's net assets. Shares under common ownership or control are combined for these limits. If you have exchanged shares as described in this paragraph, you will be considered a Market Timer. Each exchange by a Market Timer, if accepted, will be charged $5.00. Some of our funds do not allow investments by Market Timers.

Because excessive trading can hurt Fund performance, operations and shareholders, we may refuse any exchange purchase if (i) we believe the Fund would be harmed or unable to invest effectively, or (ii) the Fund receives or anticipates simultaneous orders that may significantly affect the Fund.

LIMITED EXCHANGES BETWEEN DIFFERENT CLASSES OF SHARES

Certain funds in the Franklin Templeton Funds offer classes of shares not offered by the Fund, such as "Advisor Class" or "Class Z" shares. Because the Fund does not currently offer an Advisor Class, you may exchange Advisor Class shares of any Franklin Templeton Fund for shares of the Fund at Net Asset Value. If you do so and you later decide you would like to exchange into a fund that offers an Advisor Class, you may exchange your Fund shares for Advisor Class shares of that fund. Certain shareholders of Class Z shares of Franklin Mutual Series Fund Inc. may also exchange their Class Z shares for shares of the Fund at Net Asset Value.


HOW DO I SELL SHARES?

You may sell (redeem) your shares at any time.


-------------------------- ----------------------------------------------------------------------------------------
METHOD                     STEPS TO FOLLOW
-------------------------- ----------------------------------------------------------------------------------------
BY MAIL                    1. Send us written instructions signed by all account owners

                           2. Provide a signature guarantee if required

                           3. Corporate, partnership and trust accounts may need to send additional documents.
                              Accounts under court jurisdiction may have other requirements.
-------------------------- ----------------------------------------------------------------------------------------
-------------------------- ----------------------------------------------------------------------------------------
BY PHONE                   1. Call Institutional Services at 1-800/321-8563

                           2. For requests over $50,000, you must complete an Institutional Telephone Privileges
                              Agreement. Call Institutional Services to receive a copy.
-------------------------- ----------------------------------------------------------------------------------------
-------------------------- ----------------------------------------------------------------------------------------
THROUGH YOUR DEALER        Call your investment representative
-------------------------- ----------------------------------------------------------------------------------------

We will send your redemption check within seven days after we receive your request in proper form. We are not able to receive or pay out cash in the form of currency. If you sell your shares by phone, the check may only be made payable to all registered owners on the account and sent to the address of record. If requested, redemption proceeds may also be wired to a preauthorized bank account. If we receive your request by 1:00 p.m. Pacific time, the proceeds may be wired on the following business day. If you anticipate requesting a wire over $5 million, please notify the Fund about this on the prior business day.

Telephone redemption orders may not be used to direct payments to another party or non-designated account. Written instructions will be required.

The wiring of redemption proceeds is a special service that we make available whenever possible. By offering this service to you, the Fund is not bound to meet any redemption request in less than the seven day period prescribed by law. Neither the Fund nor its agents shall be liable to you or any other person if, for any reason, a redemption request by wire is not processed as described in this section.

If you sell shares you recently purchased with a check or draft, we may delay sending you the proceeds for up to 15 days or more to allow the check or draft to clear. A certified or cashier's check may clear in less time.


Under unusual circumstances, we may suspend redemptions or postpone payment for more than seven days as permitted by federal securities law.


Please refer to "Transaction Procedures and Special Requirements" for other important information on how to sell shares.


CONTINGENT DEFERRED SALES CHARGE


Most Franklin Templeton Funds impose a Contingent Deferred Sales Charge on certain investments if you sell all or a part of the investment within the Contingency Period. While the Fund generally does not impose a Contingent Deferred Sales Charge, it will do so if you sell shares that were exchanged into the Fund from another Franklin Templeton Fund and those shares would have been assessed a Contingent Deferred Sales Charge in the other fund. The charge is 1% of the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The time the shares are held in the Fund does not count towards the completion of any Contingency Period.

We will first redeem any shares in your account that are not subject to the charge. If there are not enough of these to meet your request, we will redeem shares subject to the charge in the order they were purchased.


Unless otherwise specified, when you request to sell a stated DOLLAR AMOUNT, we will redeem additional shares to cover any Contingent Deferred Sales Charge. For requests to sell a stated NUMBER OF SHARES, we will deduct the amount of the Contingent Deferred Sales Charge, if any, from the sale proceeds.


WHAT DISTRIBUTIONS MIGHT I RECEIVE FROM THE FUND?


The Fund ordinarily declares dividends each day that its Net Asset Value is calculated and pays them monthly on or about the last day of the month. Shares begin earning dividends on the day we receive the trade payment. For purchases by wire, we must receive notification of the trade on the previous business day. If you purchased shares with a check, your shares will begin earning dividends on the day the check is converted into federal funds. This may take two or more days depending on the banks involved.

Capital gains, if any, may be distributed annually, usually in December.


Dividend payments are not guaranteed, are subject to the Board's discretion, and may vary with each payment. THE FUND DOES NOT PAY "INTEREST" OR GUARANTEE ANY AMOUNT OF DIVIDENDS OR RETURN ON AN INVESTMENT IN ITS SHARES.


DIVIDEND OPTIONS

Dividends will automatically be reinvested monthly in the form of additional shares of the Fund at the Net Asset Value per share at the close of business on or about the last business day of the month. You may, however, choose to receive dividends in cash. To do so, please notify the Fund or Institutional Services. Certain restrictions may apply to retirement plans. If you sell all of your shares at any time during the month, you will receive your dividends with your redemption proceeds.


TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS

SHARE PRICE

You buy and sell shares at Net Asset Value. We will use the Net Asset Value next calculated after we receive your transaction request in proper form. If you buy or sell shares through your Securities Dealer, however, we will use the Net Asset Value next calculated after your Securities Dealer receives your request, which is promptly transmitted to the Fund.


HOW AND WHEN SHARES ARE PRICED


The Fund is open for business each day the NYSE is open. We determine the Net Asset Value per share as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time. To calculate Net Asset Value per share, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Fund's assets are valued as described under "How are Fund Shares Valued?" in the SAI.


PROPER FORM

An order to buy shares is in proper form when we receive your signed application and check or wired funds. If you purchase shares with a check, your purchase order may not be considered in proper form until the money received from you is available in federal funds, which may take up to two or more days from receipt.

Written requests to sell or exchange shares are in proper form when we receive written instructions signed by all registered owners, with a signature guarantee if necessary.


Many of the Fund's investments, through the Portfolio, must be paid for in federal funds, which are monies held by the Fund's custodian bank on deposit at the Federal Reserve Bank of San Francisco and elsewhere. The Fund generally cannot invest money received from you until it is converted into and is available to the Fund in federal funds. Therefore, your purchase order may not be considered in proper form until the money received from you is available in federal funds, which may take up to two days. If the Fund is able to make investments immediately (within one business day), it may accept your order with payment in other than federal funds.


WRITTEN INSTRUCTIONS

Written instructions must be signed by all registered owners. To avoid any delay in processing your transaction, they should include:

o    Your name,


o    The Fund's name,


o    A description of the request,


o    For exchanges, the name of the fund you are exchanging into,


o    Your account number,

o    The dollar amount or number of shares, and

o A telephone number where we may reach you during the day, or in the evening if preferred.

SIGNATURE GUARANTEES

For our mutual protection, we require a signature guarantee in the following situations:

1)   You wish to sell over $50,000 worth of shares,

2) You want the proceeds to be paid to someone other than the registered owners,

3) The proceeds are not being sent to the address of record, preauthorized bank account, or preauthorized brokerage firm account,

4)   We receive instructions from an agent, not the registered owners,

5) We believe a signature guarantee would protect us against potential claims based on the instructions received.


A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association. A NOTARIZED SIGNATURE IS NOT SUFFICIENT.


SHARE CERTIFICATES

We will credit your shares to your Fund account. We do not issue share certificates. This eliminates the costly problem of replacing lost, stolen or destroyed certificates.

TELEPHONE TRANSACTIONS

You may initiate many transactions by phone, including by facsimile or computer. Please refer to the sections of this prospectus that discuss the transaction you would like to make or call Institutional Services at 1-800/321-8563.


When you call, we will request personal, corporate, or other identifying information to confirm that instructions are genuine. We may also record calls. We will not be liable for following instructions communicated by telephone if we reasonably believe they are genuine. For your protection, we may delay a transaction or not implement one if we are not reasonably satisfied that the instructions are genuine. If this occurs, we will not be liable for any loss.

If our lines are busy or you are otherwise unable to reach us by phone, you may wish to ask your investment representative for assistance or send us written instructions, as described elsewhere in this prospectus. If you are unable to execute a transaction by phone, we will not be liable for any loss.


RETIREMENT PLANS. The telephone transaction options available to retirement plans are limited to those that are provided under the plan.

REQUIRED DOCUMENTS

For corporate, partnership and trust accounts, please send us the following documents when you open your account. This will help avoid delays in processing your transactions while we verify who may sign on the account.

----------------------- ------------------------------------------------------------------------------------
TYPE OF ACCOUNT         DOCUMENTS REQUIRED
----------------------- ------------------------------------------------------------------------------------
CORPORATION             Corporate Resolution
----------------------- ------------------------------------------------------------------------------------
----------------------- ------------------------------------------------------------------------------------
PARTNERSHIP             1. The pages from the partnership agreement that identify the general partners, or

                        2. A certification for a partnership agreement
----------------------- ------------------------------------------------------------------------------------
----------------------- ------------------------------------------------------------------------------------
TRUST                   1. The pages from the trust document that identify the trustees, or

                        2. A certification for trust
----------------------- ------------------------------------------------------------------------------------

TAX IDENTIFICATION NUMBER


The IRS requires us to have your correct tax identification number on a signed application or applicable tax form. Federal law requires us to withhold 31% of your taxable distributions and sale proceeds if (i) you have not furnished a certified correct taxpayer identification number, (ii) you have not certified that withholding does not apply, (iii) the IRS or a Securities Dealer notifies the Fund that the number you gave us is incorrect, or (iv) you are subject to backup withholding.

We may refuse to open an account if you fail to provide the required tax identification number and certifications. We may also close your account if the IRS notifies us that your tax identification number is incorrect. If you complete an "awaiting TIN" certification, we must receive a correct tax identification number within 60 days of your initial purchase to keep your account open.


KEEPING YOUR ACCOUNT OPEN

We may close your account if the value of your shares is less than $1,000,000 ($500,000 for trust companies and bank trust departments). We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to the minimum amount.

SERVICES TO HELP YOU MANAGE YOUR ACCOUNT


CUMULATIVE QUANTITY DISCOUNTS


You may include the cost or current value (whichever is higher) of your Fund shares when determining if you may buy shares of another Franklin Templeton Fund at a discount. You may also include your Fund shares towards the completion of a Letter of Intent established in connection with the purchase of shares of another Franklin Templeton Fund.

STATEMENTS AND REPORTS TO SHAREHOLDERS

We will send you the following statements and reports on a regular basis:

o    Confirmation  and  account  statements  reflecting   transactions  in  your
     account, including additional purchases and dividend reinvestments. PLEASE VERIFY THE ACCURACY OF YOUR STATEMENTS WHEN YOU RECEIVE THEM.


o Financial reports of the Fund will be sent every six months. Call Institutional Services if you would like an additional free copy of the Fund's financial reports.


AVAILABILITY OF THESE SERVICES


The services above are available to most shareholders. If, however, your shares are held by a financial institution or in a street name account the Fund may not be able to offer these services directly to you.


WHAT IF I HAVE QUESTIONS ABOUT MY ACCOUNT?

If you have any questions about your account, you may write to Institutional Services at 777 Mariners Island Blvd., P.O. Box 7777, San Mateo, California 94403-7777. The Fund, Distributors, and Advisers are also located at this address. You may also contact us by phone at 1-800/321-8563, Monday through Friday, from 6:00 a.m. to 5:00 p.m. Pacific time.

Your phone call may be monitored or recorded to ensure we provide you with high quality service. You will hear a regular beeping tone if your call is being recorded.

GLOSSARY

USEFUL TERMS AND DEFINITIONS


ADVISERS - Franklin Advisers, Inc., the Portfolio's investment manager and the Fund's administrator


BOARD - The Board of Trustees of the Trust


CLASS I - Certain funds in the Franklin Templeton Funds offer multiple classes of shares. The different classes have proportionate interests in the same portfolio of investment securities. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the Fund are considered Class I shares for redemption, exchange and other purposes.


CODE - Internal Revenue Code of 1986, as amended


CONTINGENCY PERIOD - For Class I shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. Regardless of when during the month you purchased shares, they will age one month on the last day of that month and each following month.


CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your shares within the Contingency Period.


DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter. The SAI lists the officers and Board members who are affiliated with Distributors. See "Officers and Trustees."

FRANKLIN TEMPLETON FUNDS - The U.S. registered mutual funds in the Franklin Group of Funds(R) and the Templeton Group of Funds except Franklin Valuemark Funds, Franklin Government Securities Trust, Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries


FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds


INSTITUTIONAL SERVICES - Franklin Templeton Institutional Services Department

IRS - Internal Revenue Service


MARKET TIMERS - Market Timers generally include market timing or asset allocation services, accounts administered so as to buy, sell or exchange shares based on predetermined market indicators, or any person or group whose transactions seem to follow a timing pattern or whose transactions include frequent or large exchanges.

MOODY'S - Moody's Investors Service, Inc.

NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

NYSE - New York Stock Exchange


RESOURCES - Franklin Resources, Inc.


S&P - Standard & Poor's Corporation


SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission

SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.

U.S. - United States

WE/OUR/US - Unless the context indicates a different meaning, these terms refer to the Fund and/or Institutional Services, Distributors, or other wholly owned subsidiaries of Resources.








FRANKLIN CASH
RESERVES FUND
INSTITUTIONAL FIDUCIARY TRUST
STATEMENT OF
ADDITIONAL INFORMATION


NOVEMBER 1, 1997


777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/321-8563


TABLE OF CONTENTS

How does the Fund Invest its Assets?              2
Investment Restrictions                           3
Officers and Trustees                             4
Investment Management and
 Other Services                                   7
How does the Portfolio Buy
 Securities for its Portfolio?                    8
How Do I Buy, Sell
 and Exchange Shares?                             9
How are Fund Shares Valued?                      10
Additional Information on
 Distributions and Taxes                         11
The Fund's Underwriter                           12
How does the Fund
 Measure Performance?                            13
Miscellaneous Information                        15
Financial Statements                             17
Useful Terms and Definitions                     17
Appendices
Summary of Procedures to
Monitor Conflicts of Interest                    18
Description of Ratings                           18

--------------------------------------------------------------------------------
When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."
--------------------------------------------------------------------------------


The Franklin Cash Reserves Fund (the "Fund") is a no-load, diversified series of Institutional Fiduciary Trust (the "Trust"), an open-end management investment company. The Fund's investment objectives are current income consistent with capital preservation and liquidity. The Fund seeks to achieve its objectives by investing all of its assets in shares of the Money Market Portfolio (the "Portfolio"). The Portfolio in turn invests primarily in various types of money market instruments, such as U.S. government and federal agency obligations, certificates of deposit, bankers' acceptances, time deposits of major financial institutions, high grade commercial paper, high grade short-term corporate obligations, taxable municipal securities, and repurchase agreements secured by U.S. government securities. The Portfolio is a series of The Money Market Portfolios ("Money Market"). Its investment objective is the same as the Fund's.


The Prospectus, dated November 1, 1997, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/321-8563.


THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

--------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

O ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

O    ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK;

O    ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

--------------------------------------------------------------------------------

HOW DOES THE FUND INVEST ITS ASSETS?


The following provides more detailed information about some of the securities the Portfolio may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?" The investment policies of the Fund are substantially similar to those described below for the Portfolio except, in all cases, the Fund may pursue its policies by investing in an open-end management investment company with the same investment objective and substantially similar policies and restrictions as the Fund.

DIVERSIFICATION. The Portfolio is a diversified fund. As fundamental policies, the Portfolio may not buy a security if, with respect to 75% of its total assets, more than 5% would be invested in the securities of any one issuer, and the Portfolio may not invest in a security if the Portfolio would own more than 10% of the outstanding voting securities of any one issuer. These limitations do not apply to obligations issued or guaranteed by the U.S. government or its instrumentalities.

As a money market fund, however, the Portfolio is required by federal securities laws to follow certain procedures that may be more restrictive than some of the Portfolio's other policies or investment restrictions. With respect to diversification, these procedures require that the Portfolio not invest more than 5% of its total assets in securities of a single issuer, other than U.S. government securities, although it may invest up to 25% of its total assets in securities of a single issuer that are rated in the highest rating category for a period of up to three business days after purchase. The Portfolio also may not invest more than (a) the greater of 1% of its total assets or $1 million in securities issued by a single issuer that are rated in the second highest rating category; and (b) 5% of its total assets in securities rated in the second highest rating category. These procedures are fundamental policies of the Portfolio and the Fund, except to the extent that the Fund invests all of its assets in another registered investment company with the same investment objectives and substantially similar policies as the Fund.

OTHER LIMITATIONS. The Portfolio may not invest more than 5% of its total assets in securities of companies, including predecessors, that have been in continuous operation for less than three years. The Portfolio also may not invest more than 25% of its total assets in any particular industry, although it may invest more than 25% of its assets in certain domestic bank obligations. These limitations do not apply to U.S. government securities, federal agency obligations, or repurchase agreements fully collateralized by government securities. There are, however, certain tax diversification requirements that may apply to investments in repurchase agreements and other securities that are not treated as U.S. government securities under the Code.

LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by the Board of Trustees of Money Market and subject to the following conditions, the Portfolio may lend its portfolio securities to qualified securities dealers or other institutional investors, if such loans do not exceed 25% of the value of the Portfolio's total assets at the time of the most recent loan. The borrower must deposit with the Portfolio's custodian bank collateral with an initial market value of at least 102% of the initial market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 100%. This collateral shall consist of cash. The lending of securities is a common practice in the securities industry. The Portfolio may engage in security loan arrangements with the primary objective of increasing the Portfolio's income either through investing cash collateral in short-term interest bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Portfolio continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.

BANK OBLIGATIONS. As discussed in the Prospectus, the Portfolio may invest in certain bank obligations or instruments secured by bank obligations. These obligations may include deposits that are fully insured by the U.S. government, its agencies or instrumentalities, such as deposits in banking and savings institutions up to the current limit of the insurance on principal provided by the Federal Deposit Insurance Corporation. Deposits are frequently combined in larger units by an intermediate bank or other institution.

WHEN-ISSUED OR DELAYED-DELIVERY TRANSACTIONS. When the Portfolio is the buyer in the transaction, it will keep in a segregated account with its custodian bank, cash or high-grade marketable securities having an aggregate value equal to the amount of the purchase commitments until payment is made. To the extent the Portfolio engages in when-issued and delayed-delivery transactions, it will do so for the purpose of acquiring securities for its portfolio consistent with its investment objective and policies and not for the purpose of investment leverage.


INVESTMENT RESTRICTIONS

The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund may not:

 (1) Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of the Fund's total asset value.

 (2) Make loans, except (a) through the purchase of debt securities in accordance with the investment objectives and policies of the Fund, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, or (c) by the loan of its portfolio securities in accordance with the policies described above.

 (3) Invest in any issuer for purposes of exercising control or management, except that, to the extent this restriction is applicable, all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund.

 (4) Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

 (5) Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale and that are not readily marketable, or enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the total assets of the Fund would be invested in such securities or repurchase agreements, except that, to the extent this restriction is applicable, the Fund may purchase, in private placements, shares of another registered investment company having the same investment objectives and policies as the Fund.

 (6) Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization; provided that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund.

 (7) Invest more than 25% of its assets in securities of any industry, except that this policy is inapplicable where the Fund's policies, as described in its current Prospectus, state otherwise, and further to the extent all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund. For purposes of this limitation, U.S. government obligations are not considered to be part of any industry.

 (8) Act as underwriter of securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities; except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund.


 (9) Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees, or Advisers own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.


(10) Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

(11) Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold, and dispose of "obligations with puts attached" in accordance with its stated investment policies.


The investment restrictions of the Portfolio are substantially similar to the investment restrictions of the Fund, except as necessary to reflect the policy of the Fund to invest all of its assets in shares of the Portfolio.

If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


OFFICERS AND TRUSTEES


The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The
Board, in turn, elects the officers of the Trust who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).

                             POSITIONS AND OFFICES    PRINCIPAL OCCUPATION
NAME, AGE AND ADDRESS           WITH THE TRUST        DURING THE PAST FIVE YEARS
--------------------------------------------------------------------------------

 Frank H. Abbott, III (76)
 1045 Sansome Street
 San Francisco, CA 94111

 Trustee

President and Director, Abbott Corporation (an investment company); and director or trustee, as the case may be, of 28 of the investment companies in the Franklin Templeton Group of Funds.

 Harris J. Ashton (65)
 General Host Corporation
 Metro Center, 1 Station Place
 Stamford, CT 06904-2045

 Trustee

President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers); Director, RBC Holdings, Inc. (a bank holding company) and Bar-S Foods (a meat packing company); and director or trustee, as the case may be, of 52 of the investment companies in the Franklin Templeton Group of Funds.

 S. Joseph Fortunato (65)
 Park Avenue at Morris County
 P.O. Box 1945
 Morristown, NJ 07962-1945

 Trustee

Member of the law firm of Pitney, Hardin, Kipp & Szuch; Director, General Host Corporation (nursery and craft centers); and director or trustee, as the case may be, of 54 of the investment companies in the Franklin Templeton Group of Funds.

*Charles B. Johnson (64)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Chairman
 of the Board
 and Trustee

President, Chief Executive Officer and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc., Franklin Advisory Services, Inc., Franklin Investment Advisory Services, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc., Franklin Templeton Services, Inc. and General Host Corporation (nursery and craft centers); and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.

*Charles E. Johnson (41)
 500 East Broward Blvd.
 Fort Lauderdale, FL 33394-3091

 President
 and Trustee

Senior Vice President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc.; President, Chief Executive Officer, Chief Investment Officer and Director, Franklin Institutional Services Corporation; Chairman and Director, Templeton Investment Counsel, Inc.; Vice President, Franklin Advisers, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 36 of the investment companies in the Franklin Templeton Group of Funds.

*Rupert H. Johnson, Jr. (57)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President
 and Trustee

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Senior Vice President and Director, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 57 of the investment companies in the Franklin Templeton Group of Funds.

 Frank W.T. LaHaye (68)
 20833 Stevens Creek Blvd.,
 Suite 102
 Cupertino, CA 95014

 Trustee

General Partner, Peregrine Associates and Miller & LaHaye, which are General Partners of Peregrine Ventures and Peregrine Ventures II (venture capital firms); Chairman of the Board and Director, Quarterdeck Corporation (software firm); Director, Fischer Imaging Corporation (medical imaging systems) and Digital Transmission Systems, Inc. (wireless communications); and director or trustee, as the case may be, of 26 of the investment companies in the Franklin Templeton Group of Funds.

 Gordon S. Macklin (69)
 8212 Burning Tree Road
 Bethesda, MD 20817

 Trustee

Chairman, White River Corporation (financial services); Director, Fund American Enterprises Holdings, Inc., MCI Communications Corporation, CCC Information Services Group, Inc. (information services), MedImmune, Inc. (biotechnology), Shoppers Express (home shopping), and Spacehab, Inc. (aerospace services); and director or trustee, as the case may be, of 49 of the investment companies in the Franklin Templeton Group of Funds; formerly Chairman, Hambrecht and Quist Group, Director, H & Q Healthcare Investors, and President, National Association of Securities Dealers, Inc.

 Harmon E. Burns (52)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President

Executive Vice President, Secretary and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 57 of the investment companies in the Franklin Templeton Group of Funds.

 Martin L. Flanagan (37)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President
 and Chief
 Financial Officer

Senior Vice President and Chief Financial Officer, Franklin Resources, Inc.; Executive Vice President and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Senior Vice President and Treasurer, Franklin Advisers, Inc.; Treasurer, Franklin Advisory Services, Inc.; Treasurer and Chief Financial Officer, Franklin Investment Advisory Services, Inc.; President, Franklin Templeton Services, Inc.; Senior Vice President, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of 57 of the investment companies in the Franklin Templeton Group of Funds.

 Deborah R. Gatzek (48)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President
 and Secretary

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc.; Vice President, Franklin Advisers, Inc. and Franklin Advisory Services, Inc.; Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc.; and officer of 57 of the investment companies in the Franklin Templeton Group of Funds.

 Diomedes Loo-Tam (58)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Treasurer
 and Principal
 Accounting Officer

Senior Vice President, Franklin Templeton Services, Inc.; and officer of 34 of the investment companies in the Franklin Templeton Group of Funds.

 Thomas J. Runkel (39)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President

Vice President, Franklin Advisers, Inc.; and officer of four of the investment companies in the Franklin Templeton Group of Funds.

The officers and Board members are also officers and trustees of Money Market, except as follows: Thomas J. Runkel, Vice President of the Trust, is not an officer or trustee of Money Market; and Edward V. McVey and R. Martin Wiskemann are officers of Money Market but not the Trust.

                             POSITIONS AND OFFICES    PRINCIPAL OCCUPATION
NAME, AGE AND ADDRESS          WITH MONEY MARKET      DURING THE PAST FIVE YEARS
--------------------------------------------------------------------------------

 Edward V. McVey (60)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President

Senior  Vice   President  and  National  Sales   Manager,   Franklin   Templeton
Distributors, Inc.; and officer of 29 of the investment companies in the Franklin Templeton Group of Funds.

 R. Martin Wiskemann (70)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President

Senior Vice President, Portfolio Manager and Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Management, Inc.; Vice President and Director, ILA Financial Services, Inc.; and officer and/or director or trustee, as the case may be, of 17 of the investment companies in the Franklin Templeton Group of Funds.

The tables above show the officers, Board members and the trustees of Money Market who are affiliated with Distributors and Advisers. Nonaffiliated members of the Board are currently paid $200 per month plus $200 per meeting attended. Nonaffiliated trustees of Money Market are currently paid $50 per month plus $50 per meeting attended. As shown above, the nonaffiliated Board members and trustees of Money Market also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members and trustees of Money Market by the Trust, by Money Market, and by other funds in the Franklin Templeton Group of Funds.

                                                               TOTAL FEES     NUMBER OF BOARDS
                                                             RECEIVED FROM    IN THE FRANKLIN
                            TOTAL FEES       TOTAL FEES      THE FRANKLIN    TEMPLETON GROUP OF
                             RECEIVED       RECEIVED FROM   TEMPLETON GROUP    FUNDS ON WHICH
NAME                      FROM THE TRUST*   MONEY MARKET*     OF FUNDS**       EACH SERVES***
-----------------------------------------------------------------------------------------------
Frank H. Abbott, III         $4,600            $1,150         $165,236              28

Harris J. Ashton             $4,600            $1,150          343,591              52

S. Joseph Fortunato          $4,600            $1,150          360,411              54

David W. Garbellano****      $4,200            $1,050          148,916              27

Frank W.T. LaHaye            $4,400            $1,100          139,233              26

Gordon S. Macklin            $4,600            $1,150          335,541              49

*For the fiscal year ended June 30, 1997.
**For the calendar year ended December 31, 1996.
***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members and trustees of Money Market are responsible. The Franklin Templeton Group of Funds currently includes 58 registered investment companies, with approximately 170 U.S. based funds or series.
****Deceased, September 27, 1997.

Nonaffiliated members of the Board and trustees of Money Market are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member or trustee of Money Market received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund, Money Market or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members and trustees of Money Market who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of October 2, 1997, the officers and Board members did not own of record or beneficially any shares of the Fund. Many of the Board members own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.


INVESTMENT MANAGEMENT AND OTHER SERVICES


INVESTMENT  MANAGER AND  ADMINISTRATOR  AND SERVICES  PROVIDED.  Advisers is the
investment manager of the Portfolio and is also the administrator of the Fund. Advisers provides investment research and portfolio management services, including the selection of securities for the Portfolio to buy, hold or sell and the selection of brokers through whom the Portfolio's portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the Board of Trustees of Money Market to whom Advisers renders periodic reports of the Portfolio's investment activities. Advisers and its officers, directors and employees are covered by fidelity insurance for the protection of the Fund and the Portfolio.

Advisers and its affiliates act as investment manager to numerous other investment companies and accounts. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the Portfolio. Similarly, with respect to the Portfolio, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the Portfolio or other funds that it manages. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Portfolio's Code of Ethics. Please see "Miscellaneous Information - Summary of Code of Ethics."

MANAGEMENT  AND  ADMINISTRATION  FEES.  Under  its  management  agreement,   the
Portfolio pays Advisers a management fee equal to an annual rate of 0.15% of the Fund's average daily net assets.

Advisers provides various administrative, statistical, and other services to the Fund. Under its administration agreement, the Fund pays Advisers an administration fee equal to an annual rate of 0.25% of the value of the Fund's average daily net assets.

For the fiscal years ended June 30, 1995, 1996 and 1997, management fees of the Portfolio, before any advance waiver, totaled $1,823,637, $2,162,519 and $2,547,891, respectively. Administration fees of the Fund, before any advance waiver totaled $23,461, $61,531 and $148,055. Under an agreement by Advisers to waive its fees, the Portfolio paid management fees totaling $1,730,028, $2,034,014 and $2,429,509, and the Fund paid administration fees totaling $0, $5,315 and $43,899, for the same periods.

The management agreement for the Portfolio is in effect until February 28, 1998. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board of Trustees of Money Market or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, and in either event by a majority vote of the trustees of Money Market who are not parties to the management agreement or interested persons of any such party (other than as members of the Board of Trustees of Money Market), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board of Trustees of Money Market or by a vote of the holders of a majority of the Portfolio's outstanding voting securities on 30 days' written notice to Advisers, or by Advisers on 60 days' written notice to the Fund, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

SHAREHOLDER SERVICING AGENT. Investor Services, a wholly owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account. The Fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Fund. The amount of reimbursements for these services per benefit plan participant Fund account per year may not exceed the per account fee payable by the Fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN. Investor Services, in its capacity as the transfer agent for the Portfolio, effectively acts as the Fund's custodian and holds the Fund's shares of the Portfolio on its books. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286, acts as custodian of the Fund's cash, pending investment in shares of the Portfolio. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITORS. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors. During the fiscal year ended June 30, 1997, their auditing services consisted of rendering an opinion on the financial statements of the Fund included in the Fund's Annual Report to Shareholders for the fiscal year ended June 30, 1997.


HOW DOES THE PORTFOLIO
BUY SECURITIES FOR ITS PORTFOLIO?

The Fund will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Portfolio.

Since most purchases by the Portfolio are principal transactions at net prices, the Portfolio incurs little or no brokerage costs. The Portfolio deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Portfolio seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.


It is not possible to place a dollar value on the special executions or on the research services Advisers receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Trust's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute portfolio transactions.


If purchases or sales of securities of the Portfolio and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Portfolio is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Portfolio.


Depending on Advisers' view of market conditions, the Portfolio may or may not buy securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. The Portfolio may, however, sell securities before maturity to meet redemptions or as a result of a revised management evaluation of the issuer.

During the fiscal years ended June 30, 1995, 1996 and 1997, the Portfolio paid no brokerage commissions.

As of June 30, 1997, neither the Fund nor the Portfolio owned securities of its regular broker-dealers.


HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES

The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers.


The purchase price for shares of the Fund is the Net Asset Value of the shares next determined after receipt and acceptance of a purchase order in proper form. Once shares of the Fund are purchased, they begin earning income immediately, and income dividends will start being credited to your account on the effective date of purchase and continue through the business day prior to the business day you redeem the shares.


All purchases of Fund shares will be credited to you, in full and fractional shares of the Fund (rounded to the nearest 1/1000 of a share), in an account maintained for you by the Fund's transfer agent. No share certificates will be issued.


The Fund reserves the right to reject any order for the purchase of shares of the Fund and to waive any minimum investment requirements. The offering of shares of the Fund may be suspended at any time and resumed at any time thereafter.


ADDITIONAL INFORMATION ON EXCHANGING SHARES

If a substantial number of shareholders should, within a short period, sell their shares of the Fund under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions.

The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.

ADDITIONAL INFORMATION ON SELLING SHARES

REDEMPTIONS IN KIND. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash.

SHAREHOLDER REDEMPTIONS


The Fund will attempt to make payment for all shares redeemed on the day your request is submitted, provided the Fund is timely notified as described in the Fund's Prospectus, but in no event later than seven days after receipt by the Fund of your redemption request in proper form. The Fund reserves the right, however, to suspend redemptions or postpone the date of payment during any period when (1) trading on the NYSE is closed for periods other than weekends and holidays; (2) trading on the NYSE is restricted or an emergency exists, as determined by the SEC, so that disposal of portfolio securities or valuation of the net assets of the Fund is not reasonably practicable; or (3) for such other period as the SEC, by order, may permit for the protection of the Fund's shareholders. At various times, the Fund may be requested to redeem shares for which it has not yet received proper payment. Accordingly, the Fund may delay the sending of redemption proceeds until such time as it has assured itself that proper payment has been collected for the purchase of such shares.


GENERAL INFORMATION

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.


Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks.


If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of any efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.


All wires sent and received by the custodian bank and reported by the custodian bank to the Fund prior to 3:00 p.m. Pacific time, except on holidays, the day before a holiday or the day after a holiday, are normally effective on the same day, provided the Fund is notified on time as provided in the Prospectus. All wire payments received or reported by the custodian bank to the Fund after 3:00 p.m. will be effective on the next business day. All checks or other negotiable bank drafts will normally be effective within two business days for checks drawn on a member bank of the Federal Reserve System and longer for most other checks. All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars, drawn on a U.S. bank, and are accepted subject to collection at full face value. Checks drawn in U.S. funds on foreign banks will not be credited to your account and dividends will not begin accruing until the proceeds are collected, which may take a long period of time. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency, or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

HOW ARE FUND SHARES VALUED?


The valuation of the Portfolio's portfolio securities, including any securities held in a separate account maintained for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Portfolio computed as described above may tend to be higher than a like computation made by a fund with identical investments but utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing only market values, and existing investors in the Portfolio would receive less investment income. The opposite would be true in a period of rising interest rates.


The Portfolio's use of amortized cost, which helps the Portfolio maintain its Net Asset Value per share of $1, is permitted by a rule adopted by the SEC. Under this rule, the Portfolio must adhere to certain conditions. The Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less and only buy instruments having remaining maturities of 397 calendar days or less. The Portfolio must also invest only in those U.S. dollar-denominated securities that the Board of Trustees of Money Market determines present minimal credit risks and that are rated in one of the two highest rating categories by nationally recognized rating services, or if unrated are deemed comparable in quality, or are instruments issued by an issuer that, with respect to an outstanding issue of short-term debt that is comparable in priority and protection, has received a rating within the two highest rating categories. Securities subject to floating or variable interest rates with demand features that comply with applicable SEC rules may have stated maturities in excess of one year.

The Board of Trustees of Money Market has established procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share at $1, as computed for the purpose of sales and redemptions. These procedures include a review of the Portfolio's holdings by the Board of Trustees of Money Market, at such intervals as it may deem appropriate, to determine if the Portfolio's Net Asset Value calculated by using available market quotations deviates from $1 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees of Money Market. If a deviation exceeds 1/2 of 1%, the trustees will promptly consider what action, if any, will be initiated. If the Board of Trustees of Money Market determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take corrective action that it regards as necessary and appropriate, which may include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a Net Asset Value per share by using available market quotations.


ADDITIONAL INFORMATION ON
DISTRIBUTIONS AND TAXES

DISTRIBUTIONS


The Portfolio's daily dividend includes accrued interest and any original issue and market discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable Net Asset Value per share), less amortization of any premium paid on the purchase of portfolio securities and the estimated expenses of the Portfolio. The Fund's daily dividend consists of the income dividends paid by the Portfolio less the estimated expenses of the Fund.

Distributions and distribution adjustments resulting from realized gains and losses on the sale of portfolio securities or from unrealized appreciation or depreciation in the value of portfolio securities are required to maintain a $1 Net Asset Value per share and may result in under or over distributions of investment company taxable income.

The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. However, because under normal circumstances the Portfolio's portfolio is composed of short-term securities, the Fund does not expect to realize any long-term capital gains or losses. Any net short-term or long-term capital gains that are realized by the Fund (adjusted for any daily amounts of unrealized appreciation or depreciation and taking into account any capital loss carryforward or post-October loss deferral) will generally be distributed once each year and may be distributed more frequently if necessary to avoid federal excise taxes. Any distributions of capital gain will be reinvested in additional shares of the Fund at Net Asset Value, unless you have previously elected to have them paid in cash.

If you withdraw the entire amount in your account at any time during a month, all dividends accrued with respect to your account during that month up to the time of withdrawal will be paid in the same manner and at the same time as your withdrawal proceeds. You will receive a monthly summary of your account, including information about dividends reinvested or paid.


The Board may revise the Fund's dividend policy or postpone the payment of dividends, if warranted in its judgment, due to unusual circumstances such as a large expense, loss or unexpected fluctuation in net assets.

TAXES

As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable to the extent of the Fund's available earnings and profits.

The Code requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the twelve-month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to shareholders by December 31 of each year in order to avoid the imposition of a federal excise tax. Under these rules, certain distributions which are declared in December but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by you on December 31 of the calendar year in which they are declared. The Fund intends, as a matter of policy, to declare and pay these dividends in December to avoid the imposition of this tax, but does not guarantee that its distributions will be sufficient to avoid any or all federal excise taxes.


Distributions derived from the excess of net long-term capital gain over net short-term capital loss, if any, are treated as long-term capital gain regardless of the length of time you have owned Fund shares and whether you receive the distributions in cash or in additional shares.


Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. At the end of each calendar year, the Fund will provide shareholders with the percentage of any dividends paid which may qualify for such tax-free treatment. You should then consult with your tax advisor about the application of your state and local laws to these distributions.

Redemptions and exchanges of Fund shares are taxable events and may result in a capital gain or loss. Any loss incurred on the sale or exchange of Fund shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

The federal income tax treatment of dividends and distributions is the same whether you elect to receive them in cash or reinvest them in Fund shares.

THE FUND'S UNDERWRITER


Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering of the Fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.

Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders. Distributors may be entitled to reimbursement under the Rule 12b-1 plan, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.

THE RULE 12B-1 PLAN


The Fund has adopted a distribution plan or "Rule 12b-1 plan" pursuant to Rule 12b-1 of the 1940 Act. Under the plan, the Fund may pay up to a maximum of 0.25% per year of its average daily net assets, payable quarterly, for expenses incurred in the promotion and distribution of its shares.

In addition to the payments that Distributors or others are entitled to under the plan, the plan also provides that to the extent the Fund, Advisers or Distributors or other parties on behalf of the Fund, Advisers or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan.


In no event shall the aggregate asset-based sales charges, which include payments made under the plan, plus any other payments deemed to be made pursuant to the plan, exceed the amount permitted to be paid under the rules of the NASD.


The terms and provisions of the plan relating to required reports, term, and approval are consistent with Rule 12b-1. The plan does not permit unreimbursed expenses incurred in a particular year to be carried over to or reimbursed in later years.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plan as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plan for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the Fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.


The plan has been approved in accordance with the provisions of Rule 12b-1. The plan is renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plan and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the administration agreement between the Trust and Advisers or the management agreement between Money Market and Advisers, or by vote of a majority of the Fund's outstanding shares. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.


The plan and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the plan or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plan should be continued.


For the fiscal year ended June 30, 1997, Distributors had eligible expenditures of $132,792 for advertising, printing, and payments to underwriters and broker-dealers pursuant to the plan, of which the Fund paid Distributors $115,560.


HOW DOES THE FUND MEASURE PERFORMANCE?


Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and effective yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results.


YIELD


CURRENT YIELD. Current yield shows the income per share earned by the Fund. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by (365/7). The Fund's current yield for the seven day period ended June 30, 1997, was 5.15%.

EFFECTIVE YIELD. The Fund's effective yield is calculated in the same manner as its current yield, except the annualization of the return for the seven day period reflects the results of compounding. The Fund's effective yield for the seven day period ended June 30, 1997, was 5.28%.


This figure was obtained using the following SEC formula:

                                           365/7
Effective Yield = [(Base Period Return + 1)     ] - 1

OTHER PERFORMANCE QUOTATIONS


The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.


COMPARISONS

To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices and averages. These comparisons may include, but are not limited to, the following examples:


a) IBC/Donoghue's Money Fund Report(R) - industry averages for seven-day annualized and compounded yields of taxable, tax-free, and government money funds.

b) Bank Rate Monitor - a weekly publication that reports various bank investments such as CD rates, average savings account rates and average loan rates.


c) Lipper - Mutual Fund Performance Analysis, Lipper - Fixed Income Fund Performance Analysis, and Lipper - Mutual Fund Yield Survey - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.


d) Salomon Brothers Bond Market Roundup - a weekly publication that reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets and summarizes changes in banking statistics and reserve aggregates.


e) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.


f) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - a historical measure of yield, price, and total return for common and small company stock, long term government bonds, Treasury bills, and inflation.

g) Financial  publications:  THE WALL STREET JOURNAL AND BUSINESS WEEK, CHANGING
TIMES,  FINANCIAL  WORLD,  FORBES,   FORTUNE,  AND  MONEY  MAGAZINES  -  provide
performance statistics over specified time periods.

Advertisements or information may also compare the Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.


MISCELLANEOUS INFORMATION

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.


The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 49 years and now services more than 2.7 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $212 billion in assets under management for more than 5.6 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 120 U.S. based open-end investment companies to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.


MISCELLANEOUS - The Fund may be used in shareholder newsletters as an example of how investors can meet long-term investment goals. Advertisements may indicate how Franklin Gift Certificates may be used to purchase shares of the Fund.


The Fund may be listed as a member of the Franklin Templeton Group of Funds in shareholder newsletters.


The Fund may be used in shareholder newsletters as an example of the benefits of diversification.

The Fund may be used to demonstrate the benefits offered by professional management.


Advertisements may indicate that as an established presence in the municipal securities industry, the Franklin Templeton Group currently manages over $46 billion in municipal bond assets. Its municipal bond experience and knowledge of municipal issuers allows the Franklin Templeton Group to offer investment vehicles and services tailored to the needs of government investors.


Of course, an investment in the Fund cannot guarantee that the shareholder's goals will be met.

SPECIAL SERVICES

You may utilize Franklin's IFT Hypothetical Illustrations Service as a useful tool in considering investments. The service, which is free of charge, enables you to make an actual, dollar-for-dollar performance comparison of any of the Trust's series to any security, pool, or portfolio which you may currently be using. It is based on historical information and covers any time period you may wish to use, after February 4, 1988 (the beginning of dividend payments for two series of the Trust). You would simply choose a series of the Trust to compare and provide us with a starting date, a starting amount, and all subsequent purchases or withdrawals. The illustration shows the actual dollar performance of these actions in the selected series, which you can use to compare to that of your own investment or portfolio.


Investor Services may charge you separate fees, to be negotiated directly with you, for providing special services in connection with your account, such as subaccounting, processing a large number of wires each month, or other special handling that you may request. These special services provided to certain shareholders will not increase the expenses borne by the Fund.

As of October 2, 1997, the principal shareholders of the Fund, beneficial or of record, were as follows:

NAME AND ADDRESS                              SHARE AMOUNT      PERCENTAGE
--------------------------------------------------------------------------
  FTTC Ttee for ValuSelect                    6,287,903.490        6.39%
  Westfield Corporation, Inc.
  Attn: Trading
  P.O. Box 2438
  Rancho Cordova, CA 95741-2438

  FTTC Ttee for ValuSelect                    8,372,729.660        8.51%
  Ponderosa Homes Inc.
  Attn: Trading
  P.O. Box 2438
  Rancho Cordova, CA 95741-2438

  FTTC Ttee for ValuSelect                   11,331,782.980       11.52%
  CACI-MMF
  Attn: Trading
  P.O. Box 2438
  Rancho Cordova, CA 95741-2438

  City National Bank as Ttee                 11,259,861.870       11.44%
  c/o BAC/Plan Member Services
  Attn: Kerry Dunbar
  1200 5th Avenue, Suite 600
  Seattle WA 98101-1188

  Dai-Ichi Kangyo Bank of
  California, Ttee                            5,039,186.020        5.12%
  c/o BAC/Plan Member Services
  Attn: Kerry Dunbar
  1200 5th Avenue, Suite 600
  Seattle WA 98101-1188

  Republic Bank California NA                 5,429,517.960        5.52%
  445 N. Bedford Dr.
  2nd Floor
  Beverly Hills, CA 90210-4302


From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Fund's Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk of you incurring financial loss on account of shareholder liability is limited to the unlikely circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.


Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.

SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and
(iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


FINANCIAL STATEMENTS


The audited financial statements contained in the Annual Report to Shareholders of the Fund for the fiscal year ended June 30, 1997, including the auditors' report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., the Portfolio's investment manager and the Fund's administrator

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit

CODE - Internal Revenue Code of 1986, as amended

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter


FITCH - Fitch Investors Service, Inc.

FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service


MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.


NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NYSE - New York Stock Exchange

PROSPECTUS - The prospectus for the Fund dated November 1, 1997 as may be amended from time to time


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


U.S. - United States


WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly-owned subsidiaries of Resources.


APPENDICES

SUMMARY OF PROCEDURES TO
MONITOR CONFLICTS OF INTEREST

The Board of Trustees of Money Market, on behalf of its series ("master funds"), and the Board of the Fund ("feeder fund"), (both of which are composed of the same individuals) recognize that there is the potential for certain conflicts of interest to arise between the master fund and the feeder fund in this format. These potential conflicts of interest could include, among others: the creation of additional feeder funds with different fee structures; the creation of additional feeder funds that could have controlling voting interests in any pass-through voting which could affect investment and other policies; a proposal to increase fees at the master fund level; and any consideration of changes in fundamental policies at the master fund level that may or may not be acceptable to a particular feeder fund.


In recognition of the potential for conflicts of interest to develop, the Board of Trustees of Money Market and the Board of the Fund have adopted certain procedures under which i) management of the master fund and the feeder fund will, on a yearly basis, report to each board, including the independent members of each board, on the operation of the master/feeder fund structure; ii) the independent members of each board will have ongoing responsibility for reviewing all proposals at the master fund level to determine whether any proposal presents a potential for a conflict of interest and to the extent any other potential conflicts arise before the normal annual review, they will act promptly to review the potential conflict; iii) if the independent members of each board determine that a situation or proposal presents a potential conflict, they will request a written analysis from the master fund management describing whether the apparent potential conflict of interest will impede the operation of the constituent feeder fund and the interests of the feeder fund's shareholders; and iv) upon receipt of the analysis, the independent members of each board shall review the analysis and present their conclusion to the full boards.


If no actual conflict is deemed to exist, the independent board members will recommend that no further action be taken. If the analysis is inconclusive, they may submit the matter to and be guided by the opinion of independent legal counsel issued in a written opinion. If a conflict is deemed to exist, they may recommend one or more of the following actions: i) suggest a course of action designed to eliminate the potential conflict of interest; ii) if appropriate, request that the full boards submit the potential conflict to shareholders for resolution; iii) recommend to the full boards that the affected feeder fund no longer invest in its designated master fund and propose either a search for a new master fund in which to invest the feeder fund's assets or the hiring of an investment manager to manage the feeder fund's assets in accordance with its objectives and policies; iv) recommend to the full boards that a new board be recommended to shareholders for approval; or v) recommend such other action as may be considered appropriate.

DESCRIPTION OF RATINGS


CORPORATE BOND RATINGS

MOODY'S

AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

NOTE: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.


MUNICIPAL BOND RATINGS

MOODY'S

AAA: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA: Municipal bonds rated Baa are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

S&P

AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.


BBB: Municipal bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.


NOTE: The S&P ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

FITCH

AAA: Municipal bonds rated AAA are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.


BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus signs are not used with the AAA category.


MUNICIPAL NOTE RATINGS

MOODY'S

Moody's ratings for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

S&P

Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's commercial paper ratings, which are also applicable to municipal paper investments permitted to be made by the Fund, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (PRIME-1): Superior capacity for repayment.

P-2 (PRIME-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


FITCH

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, CDs, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.


F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.


F-1: Very strong credit quality. Reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.


F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair credit quality. Have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commercial bank.








INSTITUTIONAL
FIDUCIARY TRUST
FRANKLIN U.S. TREASURY MONEY MARKET PORTFOLIO
STATEMENT OF
ADDITIONAL INFORMATION


NOVEMBER 1, 1997


777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/321-8563


TABLE OF CONTENTS

How does the Fund Invest its Assets?                   2
Investment Restrictions                                2
Officers and Trustees                                  3
Investment Management
 and Other Services                                    6
How does the Fund Buy
 Securities for its Portfolio?                         7
How Do I Buy, Sell and Exchange Shares?                7
How are Fund Shares Valued?                            9
Additional Information on
 Distributions and Taxes                               9
The Fund's Underwriter                                10
How does the Fund
 Measure Performance?                                 12
Miscellaneous Information                             13
Financial Statements                                  14
Useful Terms and Definitions                          15

--------------------------------------------------------------------------------
When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."
--------------------------------------------------------------------------------

The Franklin U.S. Treasury Money Market Portfolio (the "Fund") is a no-load, diversified series of Institutional Fiduciary Trust (the "Trust"), an open-end management investment company. The Fund's investment objective is to obtain as high a level of current income (in the context of the type of investments available to the Fund) as is consistent with capital preservation and liquidity. The Fund seeks to achieve its objective by investing only in U.S. Treasury securities.

The Prospectus, dated November 1, 1997, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/321-8563.


THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

--------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

O ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;

O    ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;

O    ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL
--------------------------------------------------------------------------------

HOW DOES THE FUND INVEST ITS ASSETS?

The following provides more detailed information about some of the securities the Fund may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?"

The Fund invests only in short-term U.S. Treasury securities. It does not invest in repurchase agreements, securities issued by agencies or instrumentalities of the federal government or any other type of money market instrument.


WHEN-ISSUED OR DELAYED-DELIVERY TRANSACTIONS. When the Portfolio is the buyer in the transaction, it will keep in a segregated account with its custodian bank, cash or high-grade marketable securities having an aggregate value equal to the amount of the purchase commitments until payment is made. To the extent the Portfolio engages in when-issued and delayed-delivery transactions, it will do so for the purpose of acquiring securities for its portfolio consistent with its investment objective and policies and not for the purpose of investment leverage.


INVESTMENT RESTRICTIONS

The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund MAY NOT:

 1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of the total asset value.

 2. Make loans, except (a) through the purchase of debt securities in accordance with the investment objectives and policies of the Fund, or (b) by the loan of its portfolio securities in accordance with the policies of the Fund.

 3. Invest in any issuer for purposes of exercising control or management.

 4. Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

 5. Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale, which are not readily marketable, if, as a result, more than 10% of the total assets of the Fund would be invested in such securities.

 6. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization.

 7. Invest more than 25% of its assets in securities of any industry. For purposes of this limitation, U.S. government obligations are not considered to be part of any industry. This prohibition does not apply where the policies of the Fund as described in its Prospectus specify otherwise.

 8. Act as underwriter of securities issued by other persons except insofar as the Trust may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities.


 9. Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees, or Advisers own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.


10. Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

11. Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold, and dispose of "obligations with puts attached" in accordance with its stated investment policies.

In addition to these fundamental policies, it is the present policy of the Fund (which may be changed without the approval of shareholders) not to invest in real estate limited partnerships (investments in marketable securities issued by real estate investment trusts are not subject to this restriction) or in interests (other than publicly traded equity securities) in oil, gas, or other mineral leases, exploration or development.


If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


OFFICERS AND TRUSTEES

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The
Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).


                              POSITIONS AND OFFICES       PRINCIPAL OCCUPATIONS
NAME, AGE AND ADDRESS            WITH THE TRUST           DURING PAST FIVE YEARS
--------------------------------------------------------------------------------
 Frank H. Abbott, III (76)
 1045 Sansome Street
 San Francisco, CA 94111

 Trustee

President and Director, Abbott Corporation (an investment company); and director or trustee, as the case may be, of 28 of the investment companies in the Franklin Templeton Group of Funds.

 Harris J. Ashton (65)
 General Host Corporation
 Metro Center, 1 Station Place
 Stamford, CT 06904-2045

 Trustee

President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers); Director, RBC Holdings, Inc. (a bank holding company) and Bar-S Foods (a meat packing company); and director or trustee, as the case may be, of 52 of the investment companies in the Franklin Templeton Group of Funds.

 S. Joseph Fortunato (65)
 Park Avenue at Morris County
 P.O. Box 1945
 Morristown, NJ 07962-1945

 Trustee

Member of the law firm of Pitney, Hardin, Kipp & Szuch; Director, General Host Corporation (nursery and craft centers); and director or trustee, as the case may be, of 54 of the investment companies in the Franklin Templeton Group of Funds.

*Charles B. Johnson (64)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Chairman of
 the Board
 and Trustee

President, Chief Executive Officer and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc., Franklin Advisory Services, Inc., Franklin Investment Advisory Services, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc., Franklin Templeton Services, Inc. and General Host Corporation (nursery and craft centers); and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 53 of the investment companies in the Franklin Templeton Group of Funds.

*Charles E. Johnson (41)
 500 East Broward Blvd.
 Fort Lauderdale, FL 33394-3091

 President
 and Trustee

Senior Vice President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc.; President, Chief Executive Officer, Chief Investment Officer and Director, Franklin Institutional Services Corporation; Chairman and Director, Templeton Investment Counsel, Inc.; Vice President, Franklin Advisers, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 36 of the investment companies in the Franklin Templeton Group of Funds.

*Rupert H. Johnson, Jr. (57)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President
 and Trustee

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Senior Vice President and Director, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 57 of the investment companies in the Franklin Templeton Group of Funds.

 Frank W.T. LaHaye (68)
 20833 Stevens Creek Blvd., Suite 102
 Cupertino, CA 95014

 Trustee

General Partner, Peregrine Associates and Miller & LaHaye, which are General Partners of Peregrine Ventures and Peregrine Ventures II (venture capital firms); Chairman of the Board and Director, Quarterdeck Corporation (software firm); Director, Fischer Imaging Corporation (medical imaging systems) and Digital Transmission Systems, Inc. (wireless communications); and director or trustee, as the case may be, of 26 of the investment companies in the Franklin Templeton Group of Funds.

 Gordon S. Macklin (69)
 8212 Burning Tree Road
 Bethesda, MD 20817

 Trustee

Chairman, White River Corporation (financial services); Director, Fund American Enterprises Holdings, Inc., MCI Communications Corporation, CCC Information Services Group, Inc. (information services), MedImmune, Inc. (biotechnology), Shoppers Express (home shopping), and Spacehab, Inc. (aerospace services); and director or trustee, as the case may be, of 49 of the investment companies in the Franklin Templeton Group of Funds; formerly Chairman, Hambrecht and Quist Group, Director, H & Q Healthcare Investors, and President, National Association of Securities Dealers, Inc.

 Harmon E. Burns (52)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President

Executive Vice President, Secretary and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 57 of the investment companies in the Franklin Templeton Group of Funds.

 Martin L. Flanagan (37)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President
 and Chief
 Financial Officer

Senior Vice President and Chief Financial Officer, Franklin Resources, Inc.; Executive Vice President and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Senior Vice President and Treasurer, Franklin Advisers, Inc.; Treasurer, Franklin Advisory Services, Inc.; Treasurer and Chief Financial Officer, Franklin Investment Advisory Services, Inc.; President, Franklin Templeton Services, Inc.; Senior Vice President, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of 57 of the investment companies in the Franklin Templeton Group of Funds.

 Deborah R. Gatzek (48)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President
 and Secretary

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc.; Vice President, Franklin Advisers, Inc. and Franklin Advisory Services, Inc.; Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc.; and officer of 57 of the investment companies in the Franklin Templeton Group of Funds.

 Diomedes Loo-Tam (58)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Treasurer
 and Principal
 Accounting Officer

Senior Vice President, Franklin Templeton Services, Inc.; and officer of 34 of the investment companies in the Franklin Templeton Group of Funds.

 Thomas J. Runkel (39)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President

Vice President, Franklin Advisers, Inc.; and officer of four of the investment companies in the Franklin Templeton Group of Funds.

The table above shows the officers and Board members who are affiliated with Distributors and Advisers. Nonaffiliated members of the Board are currently paid $200 per month plus $200 per meeting attended. As shown above, the nonaffiliated Board members also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members by the Trust and by other funds in the Franklin Templeton Group of Funds.

                                                                          NUMBER OF
                                                 TOTAL FEES             BOARDS IN THE
                               TOTAL FEES     RECEIVED FROM THE      FRANKLIN TEMPLETON
                              RECEIVED FROM   FRANKLIN TEMPLETON      GROUP OF FUNDS ON
NAME                            THETRUST*      GROUP OF FUNDS**      WHICH EACH SERVES***
-----------------------------------------------------------------------------------------
Frank H. Abbott, III             $4,600            $165,236                 28

Harris J. Ashton                  4,600             343,591                 52

S. Joseph Fortunato               4,600             360,411                 54

David Garbellano****              4,200             148,916                 27

Frank W.T. LaHaye                 4,400             139,233                 26

Gordon S. Macklin                 4,600             335,541                 49

*For the fiscal year ended June 30, 1997.
**For the calendar year ended December 31, 1996.
***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 58 registered investment companies, with approximately 170 U.S. based funds or series.
****Deceased, September 27, 1997.

Nonaffiliated members of the Board are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of October 2, 1997, the officers and Board members did not own of record or beneficially any shares of the Fund. Many of the Board members own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.


INVESTMENT MANAGEMENT
AND OTHER SERVICES


INVESTMENT MANAGER AND SERVICES PROVIDED. Advisers is the investment manager of the Fund. Advisers provides investment research and portfolio management services, including the selection of securities for the Fund to buy, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the Board to whom Advisers renders periodic reports of the Fund's investment activities. Advisers also provides various administrative, statistical, and other services to the Fund. Advisers and its officers, directors and employees are covered by fidelity insurance for the protection of the Fund.

Advisers and its affiliates act as investment manager to numerous other investment companies and accounts. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the Fund. Similarly, with respect to the Fund, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the Fund or other funds that it manages. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Fund's Code of Ethics. Please see "Miscellaneous Information - Summary of Code of Ethics."

MANAGEMENT FEES. Under its management agreement, the Fund pays Advisers a management fee (payable at the request of Advisers),equal to an annual rate of
0.25 of 1% of the Fund's average daily net assets.

For the fiscal years ended June 30, 1995, 1996, and 1997, management fees, before any advance waiver, totaled $554,196, $393,481 and $165,739, respectively. Under an agreement by Advisers to limit its fees, the Fund paid management fees totaling $127,141, $227,079 and $81,993 for the same periods.

MANAGEMENT AGREEMENT. The management agreement is in effect until February 28, 1998. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities on 30 days' written notice to Advisers, or by Advisers on 30 days' written notice to the Fund, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

SHAREHOLDER SERVICING AGENT. Investor Services, a wholly owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account. The Fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Fund. The amount of reimbursements for these services per benefit plan participant Fund account per year may not exceed the per account fee payable by the Fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286, acts as custodian of the securities and other assets of the Fund. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITORS. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Trust's independent auditors. During the fiscal year ended June 30, 1997, their auditing services consisted of rendering an opinion on the financial statements of the Trust included in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1997.


HOW DOES THE FUND BUY
SECURITIES FOR ITS PORTFOLIO?

Since most purchases by the Fund are principal transactions at net prices, the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.


It is not possible to place a dollar value on the special executions or on the research services Advisers receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.


If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.


Depending on Advisers' view of market conditions, the Fund may or may not buy securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. The Fund may, however, sell securities before maturity to meet redemptions or as a result of a revised management evaluation of the issuer.

During the fiscal years ended June 30, 1995, 1996 and 1997, the Fund paid no brokerage commissions.

As of June 30, 1997, the Fund did not own securities of its regular broker-dealers.


HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES

The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers.

Payments transmitted by wire and received by the custodian and reported by the custodian to the Fund prior to 3:00 p.m. Pacific time on any business day are normally effective on the same day as received, provided the Fund is timely notified as described in the Fund's Prospectus. Wire payments received or reported by the custodian to the Funds after the time set forth above will be effective on the next business day. Payments transmitted by check or other negotiable bank draft will normally be effective within two business days for checks drawn on a member bank of the Federal Reserve System, and longer for most other checks.

Once shares of the Fund are purchased, they begin earning income immediately, and income dividends will start being credited to your account on the effective date of purchase and continue through the business day prior to the business day those shares are sold.


All purchases of Fund shares will be credited to you, in full and fractional shares of the Fund (rounded to the nearest 1/1000 of a share), in an account maintained for you by the Fund's transfer agent. No share certificates will be issued at any time.


ADDITIONAL INFORMATION ON EXCHANGING SHARES

The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.

ADDITIONAL INFORMATION ON SELLING SHARES


The Fund will attempt to make payment for all shares redeemed within one business day, but in no event later than seven days after receipt by the Fund of the redemption request in proper form. The Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is closed for periods other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other periods as the SEC by order may permit for the protection of the shareholders of a Fund. At various times, the Fund may be requested to redeem shares for which it has not yet received proper payment. Accordingly, the Fund may delay the sending of redemption proceeds until such time as it has assured itself that proper payment has been collected for the purchase of those shares.


REDEMPTIONS IN KIND. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash.

GENERAL INFORMATION

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.


Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks.

If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of any efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars, drawn on a U.S. bank, and are accepted subject to collection at full face value. Checks drawn in U.S. funds on foreign banks will not be credited to your account and dividends will not begin accruing until the proceeds are collected, which may take a long period of time. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency, or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.


SPECIAL SERVICES. Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.


Investor Services may charge you separate fees, negotiated directly with you, for providing special services in connection with your account, such as subaccounting, processing a large number of wires each month, or other special handling that you may request. Fees for special services will not increase the expenses borne by the Fund.


HOW ARE FUND SHARES VALUED?

The valuation of the Fund's portfolio securities, including any securities held in a separate account maintained for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments but utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing only market values, and existing investors in the Fund would receive less investment income. The opposite would be true in a period of rising interest rates.


The Fund's use of amortized cost, which helps the Fund maintain its Net Asset Value per share of $1, is permitted by a rule adopted by the SEC. Under this rule, the Fund must adhere to certain conditions. The Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less and only buy instruments having remaining maturities of 397 calendar days or less. The Fund must also invest only in those U.S. dollar-denominated securities that the Board determines present minimal credit risks and that are rated in one of the two highest rating categories by nationally recognized rating services, or if unrated are deemed comparable in quality, or are instruments issued by an issuer that, with respect to an outstanding issue of short-term debt that is comparable in priority and protection, has received a rating within the two highest rating categories.

The Board has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share at $1, as computed for the purpose of sales and redemptions. These procedures include a review of the Fund's holdings by the Board, at such intervals as it may deem appropriate, to determine if the Fund's Net Asset Value calculated by using available market quotations deviates from $1 per share based on amortized cost. The extent of any deviation will be examined by the Board. If a deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. If the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take corrective action that it regards as necessary and appropriate, which may include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a Net Asset Value per share by using available market quotations.


ADDITIONAL INFORMATION ON
DISTRIBUTIONS AND TAXES

DISTRIBUTIONS


The Fund's daily dividend includes accrued interest and any original issue and market discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable Net Asset Value per share), less amortization of any premium paid on the purchase of portfolio securities and the estimated expenses of the Fund.

Distributions and distribution adjustments resulting from realized gains and losses on the sale of portfolio securities or from unrealized appreciation or depreciation in the value of portfolio securities are required to maintain a $1 Net Asset Value per share and may result in under or over distributions of investment company taxable income.

The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. However, because under normal circumstances the Fund's portfolio is composed of short-term securities, the Fund does not expect to realize any long-term capital gains or losses. Any net short-term or long-term capital gains that are realized by the Fund (adjusted for any daily amounts of unrealized appreciation or depreciation and taking into account any capital loss carryforward or post-October loss deferral) will generally be distributed once each year and may be distributed more frequently if necessary to avoid federal excise taxes. Any distributions of capital gain will be reinvested in additional shares of the Fund at Net Asset Value, unless you have previously elected to have them paid in cash.

If you withdraw the entire amount in your account at any time during a month, all dividends accrued with respect to your account during that month up to the time of withdrawal will be paid in the same manner and at the same time as your withdrawal proceeds. You will receive a monthly summary of your account, including information about dividends reinvested or paid.

The Board may revise the Fund's dividend policy or postpone the payment of dividends, if warranted in its judgment, due to unusual circumstances such as a large expense, loss or unexpected fluctuation in net assets.


TAXES

As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable to the extent of the Fund's available earnings and profits.

The Code requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the twelve-month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to a Fund) to shareholders by December 31 of each year in order to avoid the imposition of a federal excise tax. Under these rules, certain distributions which are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if paid by a Fund and received by you on December 31 of the calendar year in which they are declared. The Fund intends as a matter of policy to declare and pay these dividends in December to avoid the imposition of this tax, but does not guarantee that its distributions will be sufficient to avoid any or all federal excise taxes.

Distributions derived from the excess of net long-term capital gain over net short-term capital loss are treated as long-term capital gain regardless of the length of time you have owned Fund shares and regardless of whether the distributions are received in cash or in additional shares.

Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by a Fund from direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. At the end of each calendar year, the Fund will provide you with the percentage of any dividends paid that may qualify for such tax-free treatment. You should then consult with your tax advisor with respect to the application of state and local laws to these distributions.


Redemptions and exchanges of Fund shares are taxable events and may result in a capital gain or loss. Any loss incurred on the sale or exchange of Fund shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to these shares. However, since the Fund seeks to maintain a stable net asset value of $1 per share for both purchases and redemptions, you are not expected to realize a capital gain or loss upon the sale or exchange of Fund shares.


The federal income tax treatment of dividends and distributions is the same whether received in cash or reinvested in Fund shares.

THE FUND'S UNDERWRITER


Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering of the Fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.


Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


Distributors may be entitled to reimbursement under the Rule 12b-1 plan, as discussed below. Except as noted, Distributors receives no other compensation from the Fund for acting as underwriter.

THE RULE 12B-1 PLAN


The Fund has adopted a distribution plan or "Rule 12b-1 plan" pursuant to Rule 12b-1 of the 1940 Act. Under the plan, the Fund may pay up to a maximum of 0.15% per year of its average daily net assets, payable quarterly, for expenses incurred in the promotion and distribution of its shares.


In addition to the payments that Distributors or others are entitled to under the plan, the plan also provides that to the extent the Fund, Advisers or Distributors or other parties on behalf of the Fund, Advisers or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan.

In no event shall the aggregate asset-based sales charges, which include payments made under the plan, plus any other payments deemed to be made pursuant to the plan, exceed the amount permitted to be paid under the rules of the NASD.

The terms and provisions of the plan relating to required reports, term, and approval are consistent with Rule 12b-1. The plan does not permit unreimbursed expenses incurred in a particular year to be carried over to or reimbursed in later years.


To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plan as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plan for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the Fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.


The plan has been approved in accordance with the provisions of Rule 12b-1. The plan is renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plan and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with Advisers, or the underwriting agreement with Distributors, or by vote of a majority of the Fund's outstanding shares. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.


The plan and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the plan or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plan should be continued.

No payments have been made by the Fund pursuant to the plan since the plan's inception.

HOW DOES THE FUND
MEASURE PERFORMANCE?


Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and effective yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results.


YIELD


CURRENT YIELD. Current yield shows the income per share earned by the Fund. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by (365/7). The Fund's current yield for the seven day period ended June 30, 1997, was 4.87%.

EFFECTIVE YIELD. The Fund's effective yield is calculated in the same manner as its current yield, except the annualization of the return for the seven day period reflects the results of compounding. The Fund's effective yield for the seven day period ended June 30, 1997, was 4.99%.


This figure was obtained using the following SEC formula:

                                           365/7
Effective Yield = [(Base Period Return + 1)     ]-1

OTHER PERFORMANCE QUOTATIONS


The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.


COMPARISONS

To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:


a) LIPPER - Mutual Fund Performance Analysis, Lipper - Fixed-Income Fund Performance Analysis, and Lipper Mutual Fund Yield Survey - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

b) BANK RATE MONITOR - a weekly publication that reports various bank investments such as CD rates, average savings account rates and average loan rates.

c) BOND BUYER - a daily publication that reports various articles as well as indexes.

d) SALOMON BROTHERS BOND MARKET ROUNDUP - a weekly publication that reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets and summarizes changes in banking statistics and reserve aggregates.

e) IBC/DONOGHUE'S MONEY FUND REPORT(R) - industry averages for seven-day annualized and compounded yields of taxable, tax-free, and government money funds.

f) CONSUMER PRICE INDEX (OR COST OF LIVING INDEX), PUBLISHED BY THE U.S. BUREAU OF LABOR STATISTICS - a statistical measure of change, over time, in the price of goods and services, in major expenditure groups.

Advertisements or information may also compare the Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. An investment in the Fund is not insured by any federal, state or private entity.


In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

From time to time, advertisements may depict various ways in which investors may utilize the Fund to achieve their investment goals and various developments affecting the Fund, including historical developments in the securities markets. The following list reflects some of the illustrations that may appear in future advertisements:

COLLEGE COSTS - College cost estimates will be used to show how an investment in the Fund can help an investor save for a child's college education. Information from the College Board may be cited.

MISCELLANEOUS - The Fund may be used in shareholder newsletters as examples of how investors can meet long-term investment goals. Advertisements may indicate how Franklin Gift Certificates may be used to purchase shares of the Fund.


Advertisements may indicate that as an established presence in the municipal securities industry, Franklin currently manages over $46 billion in municipal bond assets. Franklin's municipal bond experience and knowledge of municipal issuers allows us to offer investment vehicles and services tailored to the needs of government investors.


MISCELLANEOUS INFORMATION


The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 49 years and now services more than 2.7 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $212 billion in assets under management for more than 5.6 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 120 U.S. based open-end investment companies to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

As of October 2, 1997, the principal shareholders of the Fund, beneficial or of record, were as follows:

NAME AND ADDRESS                          SHARE AMOUNT             PERCENTAGE
--------------------------------------------------------------------------------
First Priority Treasury                   4,672,045.550               9.25%
 Money Market Portfolio
c/o Fist Alabama Bankshares
417 North 20th Street
Birmingham AL 35203-3203

Perry Baker & Co                          4,663,883.400               9.24%
c/o The Washington
 Trust Company
23 Broad Street
Westerly RI 02891-1827

Visa International                        2,782,559.430               5.51%
 Collateral Posted by
 Bin # 454500 Credit Union
900 Metro Center Blvd.
Foster City CA 94404-2172

Visa International                        9,169,260.360              18.17%
 Special Account 5
900 Metro Center
Foster City CA 94404-2172

Carroll County Bank                       6,094,222.410              12.08%
 and Trust Co
Trust Division
45 West Main Street
P.O. Box 1100
Westminster MD 21158-0199

L & W Co                                  2,929,092.660               5.80%
North Dallas Bank
 & Trust Co
P.O. Box 679001
Dallas TX 75367-9001

Sachem Trust                              4,450,150.600               8.82%
 National Assoc
c/o Webster Trust
P.0. Box 2980
New Britain CT 06051


From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Fund's Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk of you incurring financial loss on account of shareholder liability is limited to the unlikely circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

Shareholders or prospective investors may utilize the Franklin/Templeton Hypothetical Illustrations Program as a useful tool in considering investments. The service, which is free of charge, enables an investor to make an actual, dollar-for-dollar performance comparison of any of the Trust's funds to any security, pool, or portfolio which the investor may currently be using. It is based on historical information. The investor simply chooses a series of the Trust to compare and provides Franklin with a starting date, a starting amount, and all subsequent purchases or withdrawals. The illustration shows the actual dollar performance of these actions in the selected series, which investors can use to compare to that of their own investment or portfolio.


In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.

Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.

SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and
(iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


FINANCIAL STATEMENTS


The audited financial statements contained in the Annual Report to Shareholders of the Trust for the fiscal year ended June 30, 1997, including the auditors' report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit

CODE - Internal Revenue Code of 1986, as amended

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service


NASD - National Association of Securities Dealers, Inc.


NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NYSE - New York Stock Exchange

PROSPECTUS - The prospectus for the Fund dated November 1, 1997, as may be amended from time to time


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


U.S. - United States

WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.








INSTITUTIONAL
FIDUCIARY TRUST
FRANKLIN U.S. GOVERNMENT AGENCY
 MONEY MARKET FUND
STATEMENT OF
ADDITIONAL INFORMATION


NOVEMBER 1, 1997


777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/321-8563


TABLE OF CONTENTS

How does the Fund Invest its Assets?                   2
Investment Restrictions                                2
Officers and Trustees                                  3
Investment Management
 and Other Services                                    6
How does the Fund Buy
 Securities for its Portfolio?                         7
How Do I Buy, Sell and
 Exchange Shares?                                      8
How are Fund Shares Valued?                            9
Additional Information on
 Distributions and Taxes                              10
The Fund's Underwriter                                11
How does the Fund
 Measure Performance?                                 12
Miscellaneous Information                             13
Financial Statements                                  14
Useful Terms and Definitions                          15

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When  reading  this SAI,  you will see  certain  terms  beginning  with  capital letters. This means the term is explained under "Useful Terms and Definitions."
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The Franklin U.S. Government Agency Money Market Fund (the "Fund") is a no-load, diversified series of Institutional Fiduciary Trust (the "Trust"), an open-end management investment company. The Fund's investment objectives are capital preservation and liquidity while seeking high current income consistent with capital preservation and liquidity. The Fund seeks to achieve its objectives by investing only in U.S. government securities, which consist of marketable fixed-, floating-, and variable-rate securities issued or guaranteed by the U.S.
government,   its  agencies,  or  various   instrumentalities  which  have  been
established or sponsored by the U.S. government.

The Prospectus, dated November 1, 1997, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/321-8563.


THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

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MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

O ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;


O    ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;


O    ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
--------------------------------------------------------------------------------

HOW DOES THE FUND INVEST ITS ASSETS?

The following provides more detailed information about some of the securities the Fund may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?"


To achieve its goal, the Fund invests only in securities issued by the U.S. government, its agencies or instrumentalities. The Fund will invest least 65% of its net assets in notes, bonds, discount notes, and other short-term securities, which mature in 13 months or less, of U.S. government agencies or instrumentalities, such as the Federal Farm Credit System, Federal Home Loan Banks, Student Loan Marketing Association, and Tennessee Valley Authority. The Fund may also invest directly in U.S. Treasury bills, notes, and bonds. Some of the short-term U.S. government securities the Fund may buy carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates generally reduce changes in the market values of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than the potential for capital appreciation or capital depreciation of fixed interest rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable-rate U.S. government securities. The Fund may buy variable-rate U.S. government securities if the Board determines that the interest rate, as adjusted, will cause the instrument to have a current market value that approximates its par value on the adjustment date.

CONVERSION TO A MASTER/FEEDER STRUCTURE

Currently, in seeking to accomplish its objectives of capital preservation and liquidity while seeking high current income consistent with capital preservation and liquidity, the Fund invests directly in a portfolio of securities issued by the U.S. government, its agencies or instrumentalities. Certain funds administered by Advisers participate as feeder funds in master/feeder fund structures. Under a master/feeder structure, one or more feeder funds, such as the Fund, invests its assets in a master fund, which, in turn, invests its assets directly in the securities. The Fund hereby reserves the right to convert to a master/feeder fund structure at a future date. Various state governments have adopted the North American Securities Administrators Association guidelines for registration of master/feeder funds. If required by those guidelines, as then in effect, the Fund will seek shareholder approval prior to converting to a master/feeder structure, subject to there not being adopted a superseding provision or ruling under federal law. If it is determined by the requisite regulatory authorities that this approval is not required, shareholders will be deemed to have consented to the conversion by their purchase of Fund shares, and no further shareholder approval will be sought or needed. Shareholders will, however, be informed in writing in advance of the conversion. The determination to convert the Fund to a master/feeder fund structure is not expected to result in an increase in the fees or expenses paid by the Fund or its shareholders. The investment objectives and other fundamental policies of the Fund, which can be changed only with shareholder approval, are structured so as to permit the Fund to invest directly in securities or indirectly in securities through a master/feeder fund structure.


INVESTMENT RESTRICTIONS

The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund MAY NOT:

 1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of the total asset value.

 2. Make loans, except (a) through the purchase of debt securities in accordance with the investment objectives and policies of the Fund, or (b) by the loan of its portfolio securities in accordance with the policies of the Fund.

 3. Invest in any issuer for purposes of exercising control or management except that, to the extent this restriction is applicable, all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund.

 4. Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

 5. Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale, which are not readily marketable, if, as a result, more than 10% of the total assets of the Fund would be invested in such securities except that, to the extent this restriction is applicable, the Fund may purchase, in private placements, shares of another registered investment company having the same investment objectives and policies as the Fund.

 6. Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition, or reorganization, provided that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund.

 7. Invest more than 25% of its assets in securities of any industry, except that this policy is inapplicable to the extent all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund. For purposes of this limitation, U.S. government obligations are not considered to be part of any industry. This prohibition does not apply where the policies of the Fund as described in its Prospectus specify otherwise.


 8. Act as underwriter of securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund.

 9. Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees, or Advisers own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

10. Acquire, lease, or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.


11. Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development programs, except that it may purchase, hold, and dispose of "obligations with puts attached" in accordance with its stated investment policies.

12. The Fund will not invest more than 5% of its total assets in the securities of companies (including predecessors) which have been in continuous operation for less than three years.


If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


OFFICERS AND TRUSTEES

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The
Board, in turn, elects the officers of the Fund who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).


                         POSITIONS AND OFFICES        PRINCIPAL OCCUPATION
NAME, AGE AND ADDRESS       WITH THE TRUST            DURING THE PAST FIVE YEARS
--------------------------------------------------------------------------------
 Frank H. Abbott, III (76)
 1045 Sansome Street
 San Francisco, CA 94111

 Trustee

President and Director, Abbott Corporation (an investment company); and director or trustee, as the case may be, of 29 of the investment companies in the Franklin Templeton Group of Funds.

 Harris J. Ashton (65)
 General Host Corporation
 Metro Center, 1 Station Place
 Stamford, CT 06904-2045

 Trustee

President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers); Director, RBC Holdings, Inc. (a bank holding company) and Bar-S Foods (a meat packing company); and director or trustee, as the case may be, of 53 of the investment companies in the Franklin Templeton Group of Funds.

 S. Joseph Fortunato (65)
 Park Avenue at Morris County
 P.O. Box 1945
 Morristown, NJ 07962-1945

 Trustee

Member of the law firm of Pitney, Hardin, Kipp & Szuch; Director, General Host Corporation (nursery and craft centers); and director or trustee, as the case may be, of 55 of the investment companies in the Franklin Templeton Group of Funds.

*Charles B. Johnson (64)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Chairman
 of the Board
 and Trustee

President, Chief Executive Officer and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc., Franklin Advisory Services, Inc., Franklin Investment Advisory Services, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc., Franklin Templeton Services, Inc. and General Host Corporation (nursery and craft centers); and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 54 of the investment companies in the Franklin Templeton Group of Funds.

*Charles E. Johnson (41)
 500 East Broward Blvd.
 Fort Lauderdale, FL  33394-3091

 President
 and Trustee

Senior Vice President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc.; President, Chief Executive Officer, Chief Investment Officer and Director, Franklin Institutional Services Corporation; Chairman and Director, Templeton Investment Counsel, Inc.; Vice President, Franklin Advisers, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 36 of the investment companies in the Franklin Templeton Group of Funds.

*Rupert H. Johnson, Jr. (57)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President
 and Trustee

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Senior Vice President and Director, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 58 of the investment companies in the Franklin Templeton Group of Funds.

 Frank W.T. LaHaye (68)
 20833 Stevens Creek Blvd., Suite 102
 Cupertino, CA 95014

 Trustee

General Partner, Peregrine Associates and Miller & LaHaye, which are General Partners of Peregrine Ventures and Peregrine Ventures II (venture capital firms); Chairman of the Board and Director, Quarterdeck Corporation (software firm); Director, Fischer Imaging Corporation (medical imaging systems) and Digital Transmission Systems, Inc. (wireless communications); and director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds.

 Gordon S. Macklin (69)
 8212 Burning Tree Road
 Bethesda, MD 20817

 Trustee

Chairman, White River Corporation (financial services); Director, Fund American Enterprises Holdings, Inc., MCI Communications Corporation, CCC Information Services Group, Inc. (information services), MedImmune, Inc. (biotechnology), Shoppers Express (home shopping), and Spacehab, Inc. (aerospace services); and director or trustee, as the case may be, of 50 of the investment companies in the Franklin Templeton Group of Funds; formerly Chairman, Hambrecht and Quist Group, Director, H & Q Healthcare Investors, and President, National Association of Securities Dealers, Inc.

 Harmon E. Burns (52)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President

Executive Vice President, Secretary and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 58 of the investment companies in the Franklin Templeton Group of Funds.

 Martin L. Flanagan (37)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President
 and Chief
 Financial Officer

Senior Vice President and Chief Financial Officer, Franklin Resources, Inc.; Executive Vice President and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Senior Vice President and Treasurer, Franklin Advisers, Inc.; Treasurer, Franklin Advisory Services, Inc.; Treasurer and Chief Financial Officer, Franklin Investment Advisory Services, Inc.; President, Franklin Templeton Services, Inc.; Senior Vice President, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of 58 of the investment companies in the Franklin Templeton Group of Funds.

 Deborah R. Gatzek (48)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President
 and Secretary

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc.; Vice President, Franklin Advisers, Inc. and Franklin Advisory Services, Inc.; Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc.; and officer of 58 of the investment companies in the Franklin Templeton Group of Funds.

 Diomedes Loo-Tam (58)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Treasurer
 and Principal
 Accounting Officer

Senior Vice President, Franklin Templeton Services, Inc.; and officer of 35 of the investment companies in the Franklin Templeton Group of Funds.

 Thomas J. Runkel (39)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President

Vice President, Franklin Advisers, Inc.; and officer of four of the investment companies in the Franklin Templeton Group of Funds.

The table above shows the officers and Board members who are affiliated with Distributors and Advisers. Nonaffiliated members of the Board are currently paid $200 per month plus $200 per meeting attended. As shown above, the nonaffiliated Board members also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members by the Trust and by other funds in the Franklin Templeton Group of Funds.

                                                                       NUMBER OF
                                                  TOTAL FEES         BOARDS IN THE
                               TOTAL FEES      RECEIVED FROM THE   FRANKLIN TEMPLETON
                              RECEIVED FROM   FRANKLIN TEMPLETON   GROUP OF FUNDS ON
NAME                           THE TRUST*      GROUP OF FUNDS**    WHICH EACH SERVES***
---------------------------------------------------------------------------------------
Frank H. Abbott, III            $4,600            $165,236               28

Harris J. Ashton                 4,600             343,591               52

S. Joseph Fortunato              4,600             360,411               54

David Garbellano****             4,200             148,916               27

Frank W.T. LaHaye                4,400             139,233               26

Gordon S. Macklin                4,600             335,541               49

*For the fiscal year ended June 30, 1997.
**For the calendar year ended December 31, 1996.
***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members are responsible. The Franklin Templeton Group of Funds currently includes 58 registered investment companies, with approximately 170 U.S. based funds or series.
****Deceased, September 27, 1997.

Nonaffiliated members of the Board are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of October 2, 1997, the officers and Board members did not own of record or beneficially any shares of the Fund. Many of the Board members own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

INVESTMENT MANAGEMENT AND OTHER SERVICES

INVESTMENT MANAGER AND SERVICES PROVIDED. Advisers is the investment manager of the Fund. Advisers provides investment research and portfolio management services, including the selection of securities for the Fund to buy, hold or sell and the selection of brokers through whom the Fund's portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the Board to whom Advisers renders periodic reports of the Fund's investment activities. Advisers also provides various administrative, statistical, and other services to the Fund. Advisers and its officers, directors and employees are covered by fidelity insurance for the protection of the Fund.

Advisers and its affiliates act as investment manager to numerous other investment companies and accounts. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the Fund. Similarly, with respect to the Fund, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the Fund or other funds that it manages. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Fund's Code of Ethics. Please see "Miscellaneous Information - Summary of Code of Ethics."

MANAGEMENT FEES. Under its management agreement, the Fund pays Advisers a management fee equal to an annual rate of 0.15% of the Fund's average daily net assets. The fee is computed at the close of business each day.

For the fiscal years ended June 30, 1995, 1996, and 1997, management fees, before any advance waiver, totaled $21,314, $115,022 and $161,912, respectively. Under an agreement by Advisers to limit its fees, the Fund paid management fees totaling $0, $94,095 and $129,722 for the same periods.

MANAGEMENT AGREEMENT. The management agreement is in effect until February 28, 1998. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the management agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities on 60 days' written notice to Advisers, or by Advisers on 60 days' written notice to the Fund, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

SHAREHOLDER SERVICING AGENT. Investor Services, a wholly owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account. The Fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Fund. The amount of reimbursements for these services per benefit plan participant Fund account per year may not exceed the per account fee payable by the Fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286, acts as custodian of the securities and other assets of the Fund. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITORS. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors. During the fiscal year ended June 30, 1997, their auditing services consisted of rendering an opinion on the financial statements of the Fund included in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1997.

HOW DOES THE FUND BUY SECURITIES FOR ITS PORTFOLIO?


Since most purchases by the Fund are principal transactions at net prices, the Fund incurs little or no brokerage costs. The Fund deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Fund seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.


It is not possible to place a dollar value on the special executions or on the research services Advisers receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.


If purchases or sales of securities of the Fund and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Fund is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Fund.


Depending on Advisers' view of market conditions, the Fund may or may not buy securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. The Fund may, however, sell securities before maturity to meet redemptions or as a result of a revised management evaluation of the issuer.

During the fiscal years ended June 30, 1995, 1996 and 1997, the Fund paid no brokerage commissions.

As of June 30, 1997, the Fund did not own securities of its regular broker-dealers.


HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES

The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers.

Payments transmitted by wire and received by the custodian and reported by the custodian to the Fund prior to 3:00 p.m. Pacific time on any business day are normally effective on the same day as received, provided the Fund is timely notified as described in the Fund's Prospectus. Wire payments received or reported by the custodian to the Funds after the time set forth above will be effective on the next business day. Payments transmitted by check or other negotiable bank draft will normally be effective within two business days for checks drawn on a member bank of the Federal Reserve System, and longer for most other checks.

Once shares of the Fund are purchased, they begin earning income immediately, and income dividends will start being credited to your account on the effective date of purchase and continue through the business day prior to the business day those shares are sold.

ADDITIONAL INFORMATION ON EXCHANGING SHARES

The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.

ADDITIONAL INFORMATION ON SELLING SHARES


The Fund will attempt to make payment for all shares redeemed within one business day, but in no event later than seven days after receipt by the Fund of the redemption request in proper form. The Fund may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is closed for periods other than weekends and holidays or when trading on the NYSE is restricted as determined by the SEC; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of a Fund not reasonably practicable; or (c) for such other periods as the SEC by order may permit for the protection of the shareholders of a Fund. At various times, the Fund may be requested to redeem shares for which it has not yet received proper payment. Accordingly, the Fund may delay the sending of redemption proceeds until such time as it has assured itself that proper payment has been collected for the purchase of those shares.


REDEMPTIONS IN KIND. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash.

GENERAL INFORMATION

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.


Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks.

If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of any efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.


All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars, drawn on a U.S. bank, and are accepted subject to collection at full face value. Checks drawn in U.S. funds on foreign banks will not be credited to your account and dividends will not begin accruing until the proceeds are collected, which may take a long period of time. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency, or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

SPECIAL SERVICES. Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

Investor Services may charge you separate fees, negotiated directly with you, for providing special services in connection with your account, such as subaccounting, processing a large number of wires each month or other special handling that you may request. Fees for special services will not increase the expenses borne by the Fund.

HOW ARE FUND SHARES VALUED?

The valuation of the Fund's portfolio securities, including any securities held in a separate account maintained for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments but utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing only market values, and existing investors in the Fund would receive less investment income. The opposite would be true in a period of rising interest rates.


The Fund's use of amortized cost, which helps the Fund maintain its Net Asset Value per share of $1, is permitted by a rule adopted by the SEC. Under this rule, the Fund must adhere to certain conditions. The Fund must maintain a dollar-weighted average portfolio maturity of 90 days or less and only buy instruments having remaining maturities of 397 calendar days or less. The Fund must also invest only in those U.S. dollar-denominated securities that the Board determines present minimal credit risks and that are rated in one of the two highest rating categories by nationally recognized rating services, or if unrated are deemed comparable in quality, or are instruments issued by an issuer that, with respect to an outstanding issue of short-term debt that is comparable in priority and protection, has received a rating within the two highest rating categories.

The Board has established procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share at $1, as computed for the purpose of sales and redemptions. These procedures include a review of the Fund's holdings by the Board, at such intervals as it may deem appropriate, to determine if the Fund's Net Asset Value calculated by using available market quotations deviates from $1 per share based on amortized cost. The extent of any deviation will be examined by the Board. If a deviation exceeds 1/2 of 1%, the Board will promptly consider what action, if any, will be initiated. If the Board determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take corrective action that it regards as necessary and appropriate, which may include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a Net Asset Value per share by using available market quotations.

ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES


DISTRIBUTIONS


The Fund's daily dividend includes accrued interest and any original issue and market discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable Net Asset Value per share), less amortization of any premium paid on the purchase of portfolio securities and the estimated expenses of the Fund.

Distributions and distribution adjustments resulting from realized gains and losses on the sale of portfolio securities or from unrealized appreciation or depreciation in the value of portfolio securities are required to maintain a $1 Net Asset Value per share and may result in under or over distributions of investment company taxable income.

The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. However, because under normal circumstances the Fund's portfolio is composed of short-term securities, the Fund does not expect to realize any long-term capital gains or losses. Any net short-term or long-term capital gains that are realized by the Fund (adjusted for any daily amounts of unrealized appreciation or depreciation and taking into account any capital loss carryforward or post-October loss deferral) will generally be distributed once each year and may be distributed more frequently if necessary to avoid federal excise taxes. Any distributions of capital gain will be reinvested in additional shares of the Fund at Net Asset Value, unless you have previously elected to have them paid in cash.

If you withdraw the entire amount in your account at any time during a month, all dividends accrued with respect to your account during that month up to the time of withdrawal will be paid in the same manner and at the same time as your withdrawal proceeds. You will receive a monthly summary of your account, including information about dividends reinvested or paid.

The Board may revise the Fund's dividend policy or postpone the payment of dividends, if warranted in its judgment, due to unusual circumstances such as a large expense, loss or unexpected fluctuation in net assets.


TAXES

As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable to the extent of the Fund's available earnings and profits.


The Code requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the twelve-month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to a fund) to shareholders by December 31 of each year in order to avoid the imposition of a federal excise tax. Under these rules, certain distributions which are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if paid by the Fund and received by you on December 31 of the calendar year in which they are declared. The Fund intends as a matter of policy to declare and pay these dividends in December to avoid the imposition of this tax, but does not guarantee that its distributions will be sufficient to avoid any or all federal excise taxes.


Distributions derived from the excess of net long-term capital gain over net short-term capital loss are treated as long-term capital gain regardless of the length of time you have owned Fund shares and regardless of whether the distributions are received in cash or in additional shares.


Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by a fund from direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. At the end of each calendar year, the Fund will provide you with the percentage of any dividends paid that may qualify for such tax-free treatment. You should then consult with your tax advisor with respect to the application of state and local laws to these distributions.

Redemptions and exchanges of Fund shares are taxable events and may result in a capital gain or loss. Any loss incurred on the sale or exchange of Fund shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to these shares. However, since the Fund seeks to maintain a stable net asset value of $1 per share for both purchases and redemptions, you are not expected to realize a capital gain or loss upon the sale or exchange of Fund shares.


The federal income tax treatment of dividends and distributions is the same whether received in cash or reinvested in Fund shares.

THE FUND'S UNDERWRITER


Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering of the Fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.


Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.


Distributors may be entitled to reimbursement under the Rule 12b-1 plan, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.

THE RULE 12B-1 PLAN

The Fund has adopted a distribution plan or "Rule 12b-1 plan" pursuant to Rule 12b-1 of the 1940 Act. Under the plan, the Fund may pay up to a maximum of 0.30% per year of its average daily net assets, payable quarterly, for expenses incurred in the promotion and distribution of its shares.

In addition to the payments that Distributors or others are entitled to under the plan, the plan also provides that to the extent the Fund, Advisers or Distributors or other parties on behalf of the Fund, Advisers or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan.

In no event shall the aggregate asset-based sales charges, which include payments made under the plan, plus any other payments deemed to be made pursuant to the plan, exceed the amount permitted to be paid under the rules of the NASD.

The terms and provisions of the plan relating to required reports, term, and approval are consistent with Rule 12b-1. The plan does not permit unreimbursed expenses incurred in a particular year to be carried over to or reimbursed in later years.


To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plan as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plan for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the Fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.


The plan has been approved in accordance with the provisions of Rule 12b-1. The plan is renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plan and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with Advisers, or the underwriting agreement with Distributors, or by vote of a majority of the Fund's outstanding shares. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.


The plan and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the plan or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plan should be continued.


For the fiscal year ended June 30, 1997, Distributors had eligible expenditures of $314,740 for advertising, printing, and payments to underwriters and broker-dealers pursuant to the Plan, of which the Fund paid Distributors $298,953.


HOW DOES THE FUND MEASURE PERFORMANCE?


Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and effective yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results.


YIELD


CURRENT YIELD. Current yield shows the income per share earned by the Fund. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by (365/7). The Fund's current yield for the seven day period ended June 30, 1997, was 5.09%.

EFFECTIVE YIELD. The Fund's effective yield is calculated in the same manner as its current yield, except the annualization of the return for the seven day period reflects the results of compounding. The Fund's effective yield for the seven day period ended June 30, 1997, was 5.23%.


This figure was obtained using the following SEC formula:

                                           365/7
Effective Yield = [(Base Period Return + 1)     ]-1

OTHER PERFORMANCE QUOTATIONS


The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.


COMPARISONS

To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:


a) Lipper - Mutual Fund Performance Analysis, Lipper - Fixed-Income Fund Performance Analysis, and Lipper - Mutual Fund Yield Survey - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.


b) Bank Rate Monitor - A weekly publication that reports various bank investments such as CD rates, average savings account rates and average loan rates.

c) Bond Buyer - A daily publication that reports various articles as well as indexes.

d) Salomon Brothers Bond Market Roundup - A weekly publication that reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets and summarizes changes in banking statistics and reserve aggregates.

e) IBC/Donoghue's Money Fund Report(R) - Industry averages for seven-day annualized and compounded yields of taxable, tax-free, and government money funds.

f) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - A statistical measure of change, over time, in the price of goods and services, in major expenditure groups.


Advertisements or information may also compare the Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.


In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.

From time to time, advertisements may depict various ways in which investors may utilize the Fund to achieve their investment goals and various developments affecting the Fund, including historical developments in the securities markets. The following list reflects some of the illustrations that may appear in future advertisements:

College Costs - College cost estimates will be used to show how an investment in the Fund can help an investor save for a child's college education. Information from the College Board may be cited.

Miscellaneous - The Fund may be used in shareholder newsletters as examples of how investors can meet long-term investment goals. Advertisements may indicate how Franklin Gift Certificates may be used to purchase shares of the Fund.


Advertisements may indicate that as an established presence in the municipal securities industry, Franklin currently manages over $46 billion in municipal bond assets. Franklin's municipal bond experience and knowledge of municipal issuers allows us to offer investment vehicles and services tailored to the needs of government investors.


MISCELLANEOUS INFORMATION


The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 49 years and now services more than 2.7 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $212 billion in assets under management for more than 5.6 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 120 U.S. based open-end investment companies to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

As of October 2, 1997, the principal shareholders of the Fund, beneficial or of record, were as follows:

                                       SHARE
NAME AND ADDRESS                       AMOUNT                      PERCENTAGE
-----------------------------------------------------------------------------
Republic Bank of
 California, NA
N. Bedford Dr., 2nd Floor
Beverly Hills, CA
90210-4302                          106,155,905.270                  70.00%


From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.

As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Fund's Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk of you incurring financial loss on account of shareholder liability is limited to the unlikely circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

Shareholders or prospective investors may utilize the Franklin/Templeton Hypothetical Illustrations Program as a useful tool in considering investments. The service, which is free of charge, enables an investor to make an actual, dollar-for-dollar performance comparison of any of the Trust's funds to any security, pool, or portfolio which the investor may currently be using. It is based on historical information. The investor simply chooses a series of the Trust to compare and provides Franklin with a starting date, a starting amount, and all subsequent purchases or withdrawals. The illustration shows the actual dollar performance of these actions in the selected series, which investors can use to compare to that of their own investment or portfolio.


In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.

Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.

SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and
(iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


FINANCIAL STATEMENTS


The audited financial statements contained in the Annual Report to Shareholders of the Trust for the fiscal year ended June 30, 1997, including the auditors' report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., the Fund's investment manager

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit

CODE - Internal Revenue Code of 1986, as amended

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service


NASD - National Association of Securities Dealers, Inc.


NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NYSE - New York Stock Exchange

PROSPECTUS - The prospectus for the Fund dated November 1, 1997, as may be amended from time to time


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information

SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


U.S. - United States


WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.









INSTITUTIONAL
FIDUCIARY TRUST
MONEY MARKET PORTFOLIO
FRANKLIN U.S. GOVERNMENT SECURITIES
 MONEY MARKET PORTFOLIO
STATEMENT OF
ADDITIONAL INFORMATION


NOVEMBER 1, 1997


777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/321-8563


Table of Contents

How does the Fund Invest its Assets?                   2
Investment Restrictions                                3
Officers and Trustees                                  5
Investment Management and
 Other Services                                        9
How does the Portfolio Buy
 Securities for its Portfolio?                        10
How Do I Buy, Sell and Exchange Shares?               10
How are Fund Shares Valued?                           12
Additional Information on
 Distributions and Taxes                              12
The Fund's Underwriter                                13
How does the Fund
 Measure Performance?                                 15
Miscellaneous Information                             16
Financial Statements                                  18
Useful Terms and Definitions                          18
Appendices
 Summary of Procedures to Monitor
  Conflicts of Interest                               18
 California Government Code
  Section 53601                                       19
 California Government Code
  Section 53635                                       22
Description of Ratings                                25

--------------------------------------------------------------------------------
When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

O ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;


O    ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;


O    ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
--------------------------------------------------------------------------------


The Money Market Portfolio (the "Money Fund") and the Franklin U.S. Government Securities Money Market Portfolio (the "U.S. Securities Fund") are two no-load diversified series of the Institutional Fiduciary Trust (the "Trust"). Each series may be referred to, individually or together, as the "Fund(s)." The investment objective of the Money Fund is to obtain as high a level of current income (in the context of the type of investments available to the Fund) as is consistent with capital preservation and liquidity. The investment objective of the U.S. Securities Fund is to obtain as high a level of current income (in the context of the type of investments available to the Fund) as is consistent with capital preservation and liquidity.

The Money Fund seeks to achieve its investment objectives by investing all of its assets in shares of The Money Market Portfolio (the "Money Portfolio") and the U.S. Securities Fund by investing in the U.S. Government Securities Money Market Portfolio (the "U.S. Securities Portfolio"), two diversified series of the Money Market Portfolios ("Money Market"). References to the "Portfolio" are to both the Money Portfolio and the U.S. Securities Portfolio, unless the context indicates that an individual portfolio is being referenced.

The Prospectus, dated November 1, 1997, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/321-8563.

THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


The Money Portfolio may invest in various types of money market instruments that consist of U.S. government and federal agency obligations, certificates of deposit, bankers' acceptances, time deposits of major financial institutions, high grade commercial paper, high grade, short-term corporate obligations, taxable municipal securities and repurchase agreements (secured by U.S. government securities). The Portfolio may invest in Eurodollar as well as Yankee Dollar Certificates of Deposit. The Money Portfolio will not invest in warrants.

The U.S. Securities Portfolio may invest only in marketable securities issued or guaranteed by the U.S. government, by various agencies of the U.S. government and by various instrumentalities that have been established or sponsored by the U.S. government and repurchase agreements with respect to obligations issued or guaranteed by the U.S. government and supported by the full faith and credit of the U.S. government.



HOW DOES THE FUND INVEST ITS ASSETS?

The following provides more detailed information about some of the securities the Portfolio may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?"


The investment policies of the Fund, fundamental and nonfundamental, are substantially similar to those described below for the Portfolio except, in all cases, the Fund may pursue its policies by investing in an open-end management investment company with the same investment objective and substantially similar policies and restrictions as the Fund.


The achievement of the Portfolio's objectives will depend on market conditions generally and on Advisers' analytical and portfolio management skills. It should also be noted that because the Portfolio is limiting its investments to high quality securities, there will be a generally lower yield than if the Portfolio purchased securities with a lower rating and correspondingly greater risk. The value of the securities held will fluctuate inversely with interest rates, therefore there is no assurance that the Portfolio's, and thus the Fund's, objectives will be achieved.

In addition, because of short-term variations in market or business conditions, management's revised evaluation of a portfolio security or the need to obtain cash to meet redemptions, the Portfolio may sell portfolio securities prior to maturity. The Portfolio may also invest in deposits fully insured by the U.S. government, its agencies or instrumentalities. Such deposits may include deposits in banking and savings institutions up to the limit (currently $100,000 per depository) of the insurance on principal provided by the Federal Deposit Insurance Corporation. Such deposits are frequently combined in larger units by an intermediate bank or other institution.

WHEN-ISSUED OR DELAYED-DELIVERY TRANSACTIONS. Although the Money Portfolio will generally purchase municipal securities on a when-issued basis with the intention of acquiring such securities, it may sell such securities before the settlement date if it is deemed advisable. Securities purchased on a when-issued or delayed delivery basis do not generally earn interest until their scheduled delivery date. When the Money Portfolio is the buyer in the transaction, it will keep in a segregated account with its custodian bank, cash or high-grade marketable securities having an aggregate value equal to the amount of the purchase commitments until payment is made. To the extent the Money Portfolio engages in when-issued and delayed-delivery transactions, it will do so for the purpose of acquiring securities for its portfolio consistent with its investment objective and policies and not for the purpose of investment leverage.


LOANS OF PORTFOLIO SECURITIES. Consistent with procedures approved by Money Market's Board of Trustees and subject to the following conditions, the Portfolio may lend its portfolio securities to qualified securities dealers or other institutional investors, if such loans do not exceed 25% of the value of the Money Portfolio's total assets and 10% of the value of the U.S. Securities Portfolio's total assets valued at the time of the most recent loan. The borrower must deposit with the Portfolio's custodian bank collateral with an initial market value of at least 102% of the market value of the securities loaned, including any accrued interest, with the value of the collateral and loaned securities marked-to-market daily to maintain collateral coverage of at least 100%. For the Money Portfolio, this collateral shall consist of cash; for the U.S. Securities Portfolio, this collateral shall consist of cash, securities issued by the U.S. government, its agencies or instrumentalities, or irrevocable letters of credit. The lending of securities is a common practice in the securities industry. The Portfolio may engage in security loan arrangements with the primary objective of increasing the Portfolio's income either through investing cash collateral in short-term interest-bearing obligations or by receiving a loan premium from the borrower. Under the securities loan agreement, the Portfolio continues to be entitled to all dividends or interest on any loaned securities. As with any extension of credit, there are risks of delay in recovery and loss of rights in the collateral should the borrower of the security fail financially.

OTHER LIMITATIONS

The Money Portfolio may not invest more than 5% of its total assets in the securities of companies (including predecessors) which have been in continuous operation for less than three years, nor invest more than 25% of its total assets in any particular industry. The Money Portfolio may, however, invest more than 25% of its assets in certain domestic bank obligations. The foregoing limitations do not apply to U.S. government securities and federal agency obligations, or to repurchase agreements fully collateralized by these government securities or obligations, although certain tax diversification requirements apply to investments in repurchase agreements and other securities that are not treated as U.S. government obligations under the Code.


PORTFOLIO TURNOVER RATE. Because the Portfolio will not purchase any instrument with a remaining maturity of greater than 397 calendar days, it is not expected to have any reportable annual portfolio turnover rate.

INVESTMENT RESTRICTIONS

The Fund has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund MAY NOT:


 (1) Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in any amount up to 5% of the Money Fund's total asset value and up to 10% of the U.S. Securities Fund's total asset value.


 (2) Make loans, except (a) through the purchase of debt securities in accordance with the investment objectives and policies of the Fund, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, or (c) by the loan of its portfolio securities in accordance with the policies described above.

 (3) Invest in any issuer for purposes of exercising control or management, except that, to the extent this restriction is applicable, all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund.

 (4) Buy any securities "on margin" or sell any securities "short," except that it may use such short-term credits as are necessary for the clearance of transactions.

 (5) Purchase securities, in private placements or in other transactions, for which there are legal or contractual restrictions on resale and are not readily marketable, or enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the total assets of the Fund would be invested in such securities or repurchase agreements, except that, to the extent this restriction is applicable, the Fund may purchase, in private placements, shares of another registered investment company having the same investment objectives and policies as the Fund.

 (6) Purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; provided that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund.

 (7) Invest more than 25% of its assets in securities of any industry, although, for purposes of this limitation, U.S. government obligations are not considered to be part of any industry. This prohibition does not apply where the policies of the Fund, as described in the Prospectus, specify otherwise.

 (8) Act as underwriter of securities issued by other persons, except insofar as the Trust may technically be deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities; except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objectives and policies as the Fund.

 (9) Purchase securities from or sell to the Trust's officers and trustees, or any firm of which any officer or trustee is a member, as principal, or retain securities of any issuer if, to the knowledge of the Trust, one or more of the Trust's officers, trustees or investment adviser own beneficially more than 1/2 of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

(10) Acquire, lease or hold real estate, provided that this limitation shall not prohibit the purchase of municipal and other debt securities secured by real estate or interests therein.

(11) Invest in commodities and commodity contracts, puts, calls, straddles, spreads or any combination thereof, or interests in oil, gas or other mineral exploration or development programs, except that it may purchase, hold and dispose of "obligations with puts attached" or write covered call options in accordance with its stated investment policies.


In addition to the above restrictions, the Fund has the following fundamental policies, which may only be changed with shareholder approval: i) the U.S. Securities Fund may invest only in marketable securities issued or guaranteed by the U.S. government, by various agencies of the U.S. government and by various instrumentalities that have been established or sponsored by the U.S. government, including U.S. Treasury bills, notes, bonds and securities of the Government National Mortgage Association ("GNMA") and the Federal Housing Administration, which are issued or guaranteed by the U.S. government or which carry a guarantee supported by the full faith and credit of the U.S. government; or in another open-end investment company (such as the U.S. Securities Portfolio) that has a fundamental policy to invest in these types of securities;
ii) the Fund will invest 100% of its assets in securities with remaining maturities of 397 days or less, or in another open-end management investment company that has the same fundamental investment policy; iii) the Money Fund will invest primarily in various types of money market instruments, such as U.S. government and federal agency obligations, certificates of deposit, banker's acceptances, time deposits of major financial institutions, high grade commercial paper, high grade short-term corporate obligations, taxable municipal securities and repurchase agreements (secured by U.S. government securities) and may seek its objectives by investing all or substantially all of its assets in an open-end management investment company with the same investment objectives and policies; iv) the Money Fund may not purchase the securities of any one issuer (other than obligations of the U.S. government, its agencies or instrumentalities) if, immediately thereafter, more than 5% of the value of its total assets would be invested in the securities of any one issuer with respect to 75% of the Money Fund's total assets (pursuant to an operating policy on diversification adopted by the Board and the Board of Trustees of Money Market to comply with requirements under SEC Rule 2a-7, the 5% limitation applies to the Portfolio's total assets and is more restrictive than the Fund's fundamental policy), or more than 10% of the outstanding voting securities of any one issuer would be owned by the Money Fund, except that this policy does not apply to the extent all or substantially all of the assets of the Money Fund may be invested in another registered investment company having the same investment objectives and policies as the Money Fund; and v) the Money Fund may not invest more than 5% of its total assets in the securities of companies (including predecessors) that have been in continuous operation for less than three years, nor invest more than 25% of its total assets in any particular industry, except that this policy is inapplicable to the extent all or substantially all of the assets of the Money Fund may be invested in another registered investment company having the same investment objectives and policies as the Money Fund.


In addition to these fundamental policies, it is the present policy of the Funds, which may be changed without shareholder approval, not to invest in real estate limited partnerships (investments in marketable securities issued by real estate investment trusts are not subject to this restriction) or in interests (other than publicly traded equity securities) in oil, gas, or other mineral leases, exploration or development program.

To continue its money market status in Texas, the Money Fund and its respective Portfolio will comply with Section 123.3 of the Texas Administrative Code (as stated in Conditions 1-7 listed in Form 133.26, entitled "Request for Determination as a Money Market Fund," with the understanding that Condition 4 excludes expenses of the Money Fund's transfer agent associated with shareholder recordkeeping and reporting).


If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.

Money Market's trustees have elected to value the Portfolio's assets in accordance with SEC Rule 2a-7. This rule also imposes various restrictions on the Portfolio which are, in some cases, more restrictive than the Portfolio's other stated fundamental policies and investment restrictions. The Portfolio must comply with these provisions unless its shareholders vote to change its policy of being a money market fund.


OFFICERS AND TRUSTEES

The Board has the responsibility for the overall management of the Fund, including general supervision and review of its investment activities. The
Board, in turn, elects the officers of the Trust who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Trust under the 1940 Act are indicated by an asterisk (*).


                           POSITIONS AND OFFICES     PRINCIPAL OCCUPATION DURING
NAME, AGE AND ADDRESS         WITH THE TRUST         THE PAST FIVE YEARS
--------------------------------------------------------------------------------

 Frank H. Abbott, III (76)
 1045 Sansome Street
 San Francisco, CA 94111

 Trustee

President and Director, Abbott Corporation (an investment company); and director or trustee, as the case may be, of 29 of the investment companies in the Franklin Templeton Group of Funds.

 Harris J. Ashton (65)
 General Host Corporation
 Metro Center, 1 Station Place
 Stamford, CT 06904-2045

 Trustee

President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers); Director, RBC Holdings, Inc. (a bank holding company) and Bar-S Foods (a meat packing company); and director or trustee, as the case may be, of 53 of the investment companies in the Franklin Templeton Group of Funds.

 S. Joseph Fortunato (65)
 Park Avenue at Morris County
 P.O. Box 1945
 Morristown, NJ 07962-1945

 Trustee

Member of the law firm of Pitney, Hardin, Kipp & Szuch; Director, General Host Corporation (nursery and craft centers); and director or trustee, as the case may be, of 55 of the investment companies in the Franklin Templeton Group of Funds.

*Charles B. Johnson (64)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Chairman
 of the Board
 and Trustee

President, Chief Executive Officer and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc., Franklin Advisory Services, Inc., Franklin Investment Advisory Services, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc., Franklin Templeton Services, Inc. and General Host Corporation (nursery and craft centers); and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 54 of the investment companies in the Franklin Templeton Group of Funds.

*Charles E. Johnson (41)
 500 East Broward Blvd.
 Fort Lauderdale, FL 33394-3091

 President
 and Trustee

Senior Vice President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc.; President, Chief Executive Officer, Chief Investment Officer and Director, Franklin Institutional Services Corporation; Chairman and Director, Templeton Investment Counsel, Inc.; Vice President, Franklin Advisers, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 36 of the investment companies in the Franklin Templeton Group of Funds.

*Rupert H. Johnson, Jr. (57)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President
 and Trustee

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Senior Vice President and Director, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 58 of the investment companies in the Franklin Templeton Group of Funds.

 Frank W.T. LaHaye (68)
 20833 Stevens Creek Blvd., Suite 102
 Cupertino, CA 95014

 Trustee

General Partner, Peregrine Associates and Miller & LaHaye, which are General Partners of Peregrine Ventures and Peregrine Ventures II (venture capital firms); Chairman of the Board and Director, Quarterdeck Corporation (software firm); Director, Fischer Imaging Corporation (medical imaging systems) and Digital Transmission Systems, Inc. (wireless communications); and director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds.

 Gordon S. Macklin (69)
 8212 Burning Tree Road
 Bethesda, MD 20817

 Trustee

Chairman, White River Corporation (financial services); Director, Fund American Enterprises Holdings, Inc., MCI Communications Corporation, CCC Information Services Group, Inc. (information services), MedImmune, Inc. (biotechnology), Shoppers Express (home shopping), and Spacehab, Inc. (aerospace services); and director or trustee, as the case may be, of 50 of the investment companies in the Franklin Templeton Group of Funds; formerly Chairman, Hambrecht and Quist Group, Director, H & Q Healthcare Investors, and President, National Association of Securities Dealers, Inc.

 Harmon E. Burns (52)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President

Executive Vice President, Secretary and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 58 of the investment companies in the Franklin Templeton Group of Funds.

 Martin L. Flanagan (37)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President
 and Chief
 Financial Officer

Senior Vice President, Chief Financial Officer and Treasurer, Franklin Resources, Inc.; Executive Vice President and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Senior Vice President and Treasurer, Franklin Advisers, Inc.; Treasurer, Franklin Advisory Services, Inc.; Treasurer and Chief Financial Officer, Franklin Investment Advisory Services, Inc.; President, Franklin Templeton Services, Inc.; Senior Vice President, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of 58 of the investment companies in the Franklin Templeton Group of Funds.

 Deborah R. Gatzek (48)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President
 and Secretary

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc.; Vice President, Franklin Advisers, Inc. and Franklin Advisory Services, Inc.; Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc.; and officer of 58 of the investment companies in the Franklin Templeton Group of Funds.

 Diomedes Loo-Tam (58)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Treasurer and
 Principal
 Accounting Officer

Senior Vice President, Franklin Templeton Services, Inc.; and officer of 35 of the investment companies in the Franklin Templeton Group of Funds.

 Thomas J. Runkel (39)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President

Vice President, Franklin Advisers, Inc.; and officer of four of the investment companies in the Franklin Templeton Group of Funds.

The officers and trustees of the Trust are also officers and trustees of Money Market, except as follows: Thomas J. Runkel, Vice President of the Trust is not an officer or trustee of Money Market; and Edward V. McVey and R. Martin Wiskemann are officers of the Money Market but not the Trust.

                           POSITIONS AND OFFICES     PRINCIPAL OCCUPATION
NAME, AGE AND ADDRESS        WITH MONEY MARKET       DURING THE PAST FIVE YEARS
--------------------------------------------------------------------------------

 Edward V. McVey (60)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President

Senior  Vice   President  and  National  Sales   Manager,   Franklin   Templeton
Distributors, Inc.; and officer of 30 of the investment companies in the Franklin Group of Funds.

*R. Martin Wiskemann (70)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President

Senior Vice President, Portfolio Manager and Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Management, Inc.; Vice President and Director, ILA Financial Services, Inc.; and officer and/or director or trustee, as the case may be, of 17 of the investment companies in the Franklin Templeton Group of Funds.

The tables above show the officers and Board members and the trustees of Money Market who are affiliated with Distributors and Advisers. Nonaffiliated members of the Board are currently paid $200 per month plus $200 per meeting attended. Nonaffiliated trustees of Money Market are currently paid $50 per month plus $50 per meeting attended. As shown above, the nonaffiliated Board members and trustees of Money Market also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members and trustees of Money Market by the Trust, by Money Market, and by other funds in the Franklin Templeton Group of Funds.

                                                                                  NUMBER OF BOARDS
                                                              TOTAL FEES          IN THE FRANKLIN
                           TOTAL FEES      TOTAL FEES      RECEIVED FROM THE      TEMPLETON GROUP
                         RECEIVED FROM   RECEIVED FROM    FRANKLIN TEMPLETON      OF FUNDS ON WHICH
NAME                       THE TRUST*    MONEY MARKET*     GROUP OF FUNDS**         EACH SERVES***
---------------------------------------------------------------------------------------------------
Frank H. Abbott, III         $4,600         $1,150            $165,236                  29

Harris J. Ashton              4,600          1,150             343,591                  53

S. Joseph Fortunato           4,600          1,150             360,411                  55

David W. Garbellano+          4,200          1,050             148,916                  28

Frank W.T. LaHaye             4,400          1,100             139,233                  27

Gordon S. Macklin             4,600          1,150             335,541                  50

*For the fiscal year ended June 30, 1997.
**For the calendar year ended December 31, 1996.
***We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members and trustees of Money Market are responsible. The Franklin Templeton Group of Funds currently includes 58 registered investment companies, with approximately 170 U.S. based funds or series.
+Deceased, September 27, 1997.

Nonaffiliated members of the Board and trustees of Money Market are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member or trustee of Money Market received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund, Money Market or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members and trustees of Money Market who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of October 2, 1997, the officers and Board members, as a group, owned of record and beneficially approximately 4,486,500.560 shares, or 2.26% of the Money Fund's total outstanding shares. Many of the Board members own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.

INVESTMENT MANAGEMENT AND OTHER SERVICES

INVESTMENT  MANAGER AND  ADMINISTRATOR  AND SERVICES  PROVIDED.  Advisers is the
investment manager of the Portfolio and is also the administrator of the Fund. Advisers provides investment research and portfolio management services, including the selection of securities for the Portfolio to buy, hold or sell and the selection of brokers through whom the Portfolio's portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the Board of Trustees of Money Market to whom Advisers renders periodic reports of the Portfolio's investment activities. Advisers and its officers, directors and employees are covered by fidelity insurance for the protection of the Fund and the Portfolio.

Advisers and its affiliates act as investment manager to numerous other investment companies and accounts. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the Portfolio. Similarly, with respect to the Portfolio, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the Portfolio or other funds that it manages. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Portfolio's Code of Ethics. Please see "Miscellaneous Information - Summary of Code of Ethics."

MANAGEMENT AND ADMINISTRATION FEES. Under its management agreement, the Portfolio pays Advisers a management fee equal to an annual rate of .15 of 1% of the Portfolio's average daily net assets. Advisers provides various administrative, statistical, and other services to the Fund. Under its administration agreement, the Fund pays Advisers an administration fee equal to a rate of 5/100 of 1% of the value of the Fund's average daily net assets. The fees are computed at the close of business on the last business day of each month.

For the fiscal years ended June 30, 1995, 1996 and 1997 the management fees of the Money Portfolio, before any advance waiver, totaled $1,823,637, $3,162,519 and $2,547,891, respectively. For the fiscal years ended June 30, 1995, 1996 and 1997, the management fees of the U.S. Securities Portfolio, before any advance waiver, totaled $634,994, $484,615 and $404,358, respectively. For the same periods, administration fees for the Money Fund, before any advance waiver, totaled $123,118, $154,740 and $150,356, respectively. The administration fees for the U.S. Securities Fund, during the same periods, before any advance waiver, totaled $139,800, $98,326 and $70,196, respectively.

For the fiscal years ended June 30, 1995, 1996 and 1997, under an agreement by Advisers to limit its fees, the Money Portfolio paid management fees totaling $1,730,028, $2,034,014 and $2,429,509, respectively and the U.S. Securities
Portfolio paid management fees totaling $581,495, $424,848 and $364,509, respectively. For the same periods, administration fees totaling $0, $28,073, and $70,428 were paid to Advisers by the Money Fund and $0, $74,881 and $1,694 were paid by the U.S. Securities Fund.

MANAGEMENT AGREEMENT. The management agreement for the Portfolio is in effect until February 28, 1998. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board of Trustees of Money Market or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, and in either event by a majority vote of the trustees of Money Market who are not parties to the management agreement or interested persons of any such party (other than as members of the Board of Trustees of Money Market), cast in person at a meeting called for that purpose. The management agreement may be terminated at any time without penalty by the Board of Trustees of Money Market or by a vote of the holders of a majority of the Portfolio's outstanding voting securities on 30 days' written notice to Advisers, or by Advisers on 60 days' written notice to the Portfolio, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

SHAREHOLDER SERVICING AGENT. Investor Services, a wholly-owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account. The Fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Fund. The amount of reimbursements for these services per benefit plan participant Fund account per year may not exceed the per account fee payable by the Fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN. Investor Services, in its capacity as the transfer agent for the Portfolio, effectively acts as the Fund's custodian and holds the Fund's shares of the Portfolio on its books. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286, acts as custodian of the Fund's cash, pending investment in shares of the Portfolio. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITORS. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors. During the fiscal year ended June 30, 1997, their auditing services consisted of rendering an opinion on the financial statements of the Fund included in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1997.

HOW DOES THE PORTFOLIO BUY SECURITIES FOR ITS PORTFOLIO?


The Fund will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Portfolio.

Since most purchases by the Portfolio are principal transactions at net prices, the Portfolio incurs little or no brokerage costs. The Portfolio deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Portfolio seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.


It is not possible to place a dollar value on the special executions or on the research services Advisers receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.


If purchases or sales of securities of the Portfolio and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Portfolio is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Portfolio.


Depending on Advisers' view of market conditions, the Portfolio may or may not buy securities with the expectation of holding them to maturity, although its general policy is to hold securities to maturity. The Portfolio may, however, sell securities before maturity to meet redemptions or as a result of a revised management evaluation of the issuer.

During the fiscal years ended June 30, 1995, 1996 and 1997, the Portfolio paid no brokerage commissions.

As of June 30, 1997, neither the Fund nor the Portfolio owned securities of its regular broker-dealers.

HOW DO I BUY, SELL AND EXCHANGE SHARES?


ADDITIONAL INFORMATION ON BUYING SHARES

The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers.

The purchase price for shares of the Fund is the net asset value of the shares next determined after receipt and acceptance of a purchase order in proper form. Once shares of the Fund are purchased, they begin earning income immediately, and income dividends will start being credited to your account on the effective date of purchase and continue through the business day prior to the business day you redeem the shares.


All purchases of Fund shares will be credited to you, in full and fractional shares of the Fund (rounded to the nearest 1/1000 of a share), in an account maintained for you by the Fund's transfer agent. No share certificates will be issued. The offering of shares of the Fund may be suspended at any time and resumed at any time thereafter.


ADDITIONAL INFORMATION ON EXCHANGING SHARES

If a substantial number of shareholders should, within a short period, sell their shares of the Fund under the exchange privilege, the Fund might have to sell portfolio securities it might otherwise hold and incur the additional costs related to such transactions.

The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.

ADDITIONAL INFORMATION ON SELLING SHARES


REDEMPTIONS IN KIND. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets, and you may incur brokerage fees in converting the securities to cash.


GENERAL INFORMATION

If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.


Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks.

If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of any efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars, drawn on a U.S. bank, and are accepted subject to collection at full face value. Checks drawn in U.S. funds on foreign banks will not be credited to your account and dividends will not begin accruing until the proceeds are collected, which may take a long period of time. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

SPECIAL SERVICES. You may utilize Franklin's IFT Hypothetical Illustrations Service as a useful tool in considering investments. The service, which is free of charge, enables you to make an actual, dollar-for-dollar performance comparison of any of the Trust's series to any security, pool or portfolio which you may currently be using. It is based on historical information, and covers any time period you may wish to use after February 4, 1988 (the beginning of dividend payments for two series of the Trust). You would simply choose a series of the Trust to compare and provide us with a starting date, a starting amount, and all subsequent purchases or withdrawals. The illustration shows the actual dollar performance of these actions in the selected series, which you can use to compare to that of your own investment or portfolio.

Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.

Investor Services may charge you separate fees, negotiated directly with you, for providing special services in connection with your account, such as subaccounting, processing a large number of wires each month or other special handling that you may request. Fees for special services will not increase the expenses borne by the Fund.


HOW ARE FUND SHARES VALUED?

The valuation of the Portfolio's securities, including any securities held in a separate account maintained for when-issued securities, is based on the amortized cost of the securities, which does not take into account unrealized capital gains or losses. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in calculation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Portfolio computed as described above may tend to be higher than a like computation made by a fund with identical investments but utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing only market values, and existing investors in the Portfolio would receive less investment income. The opposite would be true in a period of rising interest rates.


The Portfolio's use of amortized cost, which helps the Portfolio maintain its Net Asset Value per share of $1, is permitted by a rule adopted by the SEC. Under this rule, the Portfolio must adhere to certain conditions. The Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less and only buy instruments having remaining maturities of 397 calendar days or less. The Portfolio must also invest only in those U.S. dollar-denominated securities that the Board of Trustees of Money Market determines present minimal credit risks and that are rated in one of the two highest rating categories by nationally recognized rating services, or if unrated are deemed comparable in quality, or are instruments issued by an issuer that, with respect to an outstanding issue of short-term debt that is comparable in priority and protection, has received a rating within the two highest rating categories. Securities subject to floating or variable interest rates with demand features that comply with applicable SEC rules may have stated maturities in excess of one year.

The Board of Trustees of Money Market has established procedures designed to stabilize, to the extent reasonably possible, the Portfolio's price per share at $1, as computed for the purpose of sales and redemptions. These procedures include a review of the Portfolio's holdings by the Board of Trustees of Money Market, at such intervals as it may deem appropriate, to determine if the Portfolio's Net Asset Value calculated by using available market quotations deviates from $1 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees of Money Market. If a deviation exceeds 1/2 of 1%, the trustees will promptly consider what action, if any, will be initiated. If the Board of Trustees of Money Market determines that a deviation exists that may result in material dilution or other unfair results to investors or existing shareholders, it will take corrective action that it regards as necessary and appropriate, which may include selling portfolio instruments before maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends, redeeming shares in kind, or establishing a Net Asset Value per share by using available market quotations.


ADDITIONAL INFORMATION ON DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

The Portfolio's daily dividend includes accrued interest and any original issue and market discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable Net Asset Value per share), less amortization of any premium paid on the purchase of portfolio securities and the estimated expenses of the Portfolio. The Fund's daily dividend consists of the income dividends paid by the Portfolio less the estimated expenses of the Fund.


Distributions and distribution adjustments resulting from realized gains and losses on the sale of portfolio securities or from unrealized appreciation or depreciation in the value of portfolio securities are required to maintain a $1 Net Asset Value per share and may result in under or over distributions of investment company taxable income.

The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. However, because under normal circumstances the Portfolio's portfolio is composed of short-term securities, the Fund does not expect to realize any long-term capital gains or losses. Any net short-term or long-term capital gains that are realized by the Fund (adjusted for any daily amounts of unrealized appreciation or depreciation and taking into account any capital loss carryforward or post-October loss deferral) will generally be distributed once each year and may be distributed more frequently if necessary to avoid federal excise taxes. Any distributions of capital gain will be reinvested in additional shares of the Fund at Net Asset Value, unless you have previously elected to have them paid in cash.

If you withdraw the entire amount in your account at any time during a month, all dividends accrued with respect to your account during that month up to the time of withdrawal will be paid in the same manner and at the same time as your withdrawal proceeds. You will receive a monthly summary of your account, including information about dividends reinvested or paid.


The Board may revise the Fund's dividend policy or postpone the payment of dividends, if warranted in its judgment, due to unusual circumstances such as a large expense, loss or unexpected fluctuation in net assets.

TAXES

As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable to the extent of the Fund's available earnings and profits.

The Code requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the twelve-month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to shareholders by December 31 of each year in order to avoid the imposition of a federal excise tax. Under these rules, certain distributions which are declared in December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if paid by the Fund and received by you on December 31 of the calendar year in which they are declared. The Fund intends, as a matter of policy, to declare and pay these dividends in December to avoid the imposition of this tax, but does not guarantee that its distributions will be sufficient to avoid any or all federal excise taxes.


Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the Fund from direct obligations of the U.S. government, subject in some states to minimum investment requirements that must be met by the Fund. Investments in GNMA or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities do not generally qualify for tax-free treatment. At the end of each calendar year, the Fund will provide shareholders with the percentage of any dividends paid which may qualify for such tax-free treatment. You should then consult with your tax advisor about the application of your state and local laws to these distributions.


Distributions derived from the excess of net long-term capital gain over net short-term capital loss, if any, are treated as long-term capital gain regardless of the length of time you have owned Fund shares and whether you receive the distributions in cash or in additional shares.


Redemptions and exchanges of Fund shares are taxable events and may result in a capital gain or loss. Any loss incurred on the sale or exchange of Fund shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.


The federal income tax treatment of dividends and distributions is the same whether you elect to receive them in cash or reinvest them in Fund shares.

THE FUND'S UNDERWRITER


Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering of the Fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.


Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

Distributors may be entitled to reimbursement under the Fund's Rule 12b-1 plan, as discussed below. Except as noted, Distributors received no other compensation from the Fund for acting as underwriter.

THE FUND'S RULE 12B-1 PLAN

The Fund has adopted a distribution plan or "Rule 12b-1 plan" pursuant to Rule 12b-1 of the 1940 Act. Under the plan, the Fund may pay up to a maximum of 0.15% per year of its average daily net assets, payable quarterly, for expenses incurred in the promotion and distribution of its shares.


In addition to the payments that Distributors or others are entitled to under the plan, the plan also provides that to the extent the Fund, Advisers or Distributors or other parties on behalf of the Fund, Advisers or Distributors make payments that are deemed to be for the financing of any activity primarily intended to result in the sale of shares of the Fund within the context of Rule 12b-1 under the 1940 Act, then such payments shall be deemed to have been made pursuant to the plan.

In no event shall the aggregate asset-based sales charges, which include payments made under the plan, plus any other payments deemed to be made pursuant to the plan, exceed the amount permitted to be paid under the rules of the NASD.


The terms and provisions of the plan relating to required reports, term and approval are consistent with Rule 12b-1. The plan does not permit unreimbursed expenses incurred in a particular year to be carried over to or reimbursed in later years.

To the extent fees are for distribution or marketing functions, as distinguished from administrative servicing or agency transactions, certain banks will not be entitled to participate in the plan as a result of applicable federal law prohibiting certain banks from engaging in the distribution of mutual fund shares. These banking institutions, however, are permitted to receive fees under the plan for administrative servicing or for agency transactions. If you are a customer of a bank that is prohibited from providing these services, you would be permitted to remain a shareholder of the Fund, and alternate means for continuing the servicing would be sought. In this event, changes in the services provided might occur and you might no longer be able to avail yourself of any automatic investment or other services then being provided by the bank. It is not expected that you would suffer any adverse financial consequences as a result of any of these changes.


The plan has been approved in accordance with the provisions of Rule 12b-1. The plan is renewable annually by a vote of the Board, including a majority vote of the Board members who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the plan, cast in person at a meeting called for that purpose. It is also required that the selection and nomination of such Board members be done by the non-interested members of the Board. The plan and any related agreement may be terminated at any time, without penalty, by vote of a majority of the non-interested Board members on not more than 60 days' written notice, by Distributors on not more than 60 days' written notice, by any act that constitutes an assignment of the management agreement with Advisers, or the underwriting agreement with Distributors, or by vote of a majority of the Fund's outstanding shares. Distributors or any dealer or other firm may also terminate their respective distribution or service agreement at any time upon written notice.


The plan and any related agreements may not be amended to increase materially the amount to be spent for distribution expenses without approval by a majority of the Fund's outstanding shares, and all material amendments to the plan or any related agreements shall be approved by a vote of the non-interested members of the Board, cast in person at a meeting called for the purpose of voting on any such amendment.

Distributors is required to report in writing to the Board at least quarterly on the amounts and purpose of any payment made under the plan and any related agreements, as well as to furnish the Board with such other information as may reasonably be requested in order to enable the Board to make an informed determination of whether the plan should be continued.


For the fiscal year ended June 30, 1997, the Fund did not incur any expenses pursuant to the plan.


HOW DOES THE FUND MEASURE PERFORMANCE?


Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Current yield and effective yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results.


YIELD


CURRENT YIELD. Current yield shows the income per share earned by the Fund. It is calculated by determining the net change, excluding capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. The result is then annualized by multiplying the base period return by (365/7). The current yield for the seven day period ended June 30, 1997 was 5.46% for the Money Fund and 5.29% for the U.S. Securities Fund.

EFFECTIVE YIELD. The Fund's effective yield is calculated in the same manner as its current yield, except the annualization of the return for the seven day period reflects the results of compounding. The effective yield for the seven day period ended June 30, 1997 was 5.61% for the Money Fund and 5.43% for the U.S. Securities Fund.


This figure was obtained using the following SEC formula:


                                           365/7
Effective Yield = [(Base Period Return + 1)     ] - 1


OTHER PERFORMANCE QUOTATIONS


The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.


COMPARISONS


To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:

a) IBC/Donoghue's Money Fund Report(R) - Industry averages for seven-day annualized and compounded yields of taxable, tax-free, and government money funds.


b) Bank Rate Monitor - A weekly publication that reports various bank investments such as CD rates, average savings account rates and average loan rates.

c) Lipper - Mutual Fund Performance Analysis, Lipper - Fixed Income Fund Performance Analysis, and Lipper - Mutual Fund Yield Survey - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.

d) Salomon Brothers Bond Market Roundup - A weekly publication that reviews yield spread changes in the major sectors of the money, government agency, futures, options, mortgage, corporate, Yankee, Eurodollar, municipal, and preferred stock markets and summarizes changes in banking statistics and reserve aggregates.

e) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services, in major expenditure groups.

f) Stocks, Bonds, Bills, and Inflation published by Ibbotson Associates - a historical measure of yield, price, and total return for common and small company stock, long term government bonds, Treasury bills and inflation.


g) Financial publications: THE WALL STREET JOURNAL, BUSINESS WEEK, CHANGING TIMES, FINANCIAL WORLD AND FORBES, FORTUNE, AND MONEY MAGAZINES - provide performance statistics over specified time periods.


Advertisements or information may also compare the Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the Fund's fixed-income investments, as well as the value of its shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

MISCELLANEOUS INFORMATION

The Fund may help you achieve various investment goals such as accumulating money for retirement, saving for a down payment on a home, college costs and other long-term goals. The Franklin College Costs Planner may help you in determining how much money must be invested on a monthly basis in order to have a projected amount available in the future to fund a child's college education. (Projected college cost estimates are based upon current costs published by the College Board.) The Franklin Retirement Planning Guide leads you through the steps to start a retirement savings program. Of course, an investment in the Fund cannot guarantee that these goals will be met.


The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 49 years and now services more than 2.7 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $212 billion in assets under management for more than 5.6 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 120 U.S. based open-end investment companies to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

As of October 2, 1997, the principal shareholders of each Fund, beneficial or of record, were as follows:

                                      SHARE
NAME AND ADDRESS                      AMOUNT                PERCENTAGE
--------------------------------------------------------------------------------
MONEY FUND

Bank of Stockton
Trust Department
P.O. Box 1110
Stockton,
CA 95201-1110                      25,748,648.910            12.97%

Franklin Resources, Inc.
Attn: Corporate
 Accounting #95
777 Mariners Island Blvd.
San Mateo,
CA 94404-1584                      23,275,897.390            11.72%

Templeton Worldwide, Inc.
c/o Mike Corcoran
1850 Gateway, 6th Flr.
San Mateo,
CA 94404-2467                      20,169,624.040            10.16%

Franklin Templeton
 Distributors, Inc.
Attn: Corporate Accounting
 Darren Yu
777 Mariners Island Blvd.
San Mateo,
CA 94404-1584                      18,860,067.450             9.50%

CARECO
c/o Sunflower Bank
2090 S. Ohio
P.O. Box 800
Salina,
KS 67402-0800                      14,215,322.880             7.16%

Suffolk County
 National Bank
Trust & Investment Division
295 N. Sea Rd.
Southampton,
NY 11968-2038                      13,202,108.700             6.65%

                                     SHARE
NAME AND ADDRESS                     AMOUNT                PERCENTAGE
--------------------------------------------------------------------------------
U.S. SECURITIES FUND

Carroll County Bank
 & Trust, Co.
Trust Division
45 W. Main St.
P.O. Box 1100
Westminster,
MD 21158-0199                      13,193,118.090            10.87%

Franklin Resources, Inc.
Attn: Corporate
 Accounting #95
P.O. Box 7777
San Mateo,
CA 94403-7777                      11,827,360.600             9.74%

Visa USA, Inc.
Collateral Posted
 By BID #10002033
P.O. Box 8999
San Francisco,
CA 94128-8999                      11,303,865.000             9.31%

From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.


As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Fund's Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk of you incurring financial loss on account of shareholder liability is limited to the unlikely circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.


In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.

Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.

SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and
(iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


FINANCIAL STATEMENTS


The audited financial statements contained in the Annual Report to Shareholders of the Trust for the fiscal year ended June 30, 1997, including the auditors' report, are incorporated herein by reference.


USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., the Portfolio's investment manager and the Fund's administrator

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit

CODE - Internal Revenue Code of 1986, as amended

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds

FITCH - Fitch Investors Service, Inc.


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service


MOODY'S - Moody's Investors Service, Inc.

NASD - National Association of Securities Dealers, Inc.


NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NYSE - New York Stock Exchange

PROSPECTUS - The prospectus for the Fund dated November 1, 1997 as may be amended from time to time


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


U.S. - United States


WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly owned subsidiaries of Resources.

APPENDICES

SUMMARY OF PROCEDURES TO
MONITOR CONFLICTS OF INTEREST

The Board of Trustees of Money Market, on behalf of its series ("master funds"), and the Board of the Fund ("feeder fund"), (both of which, except in the case of one director and two trustees, are composed of the same individuals) recognize that there is the potential for certain conflicts of interest to arise between the master fund and the feeder fund in this format. These potential conflicts of interest could include, among others: the creation of additional feeder funds with different fee structures; the creation of additional feeder funds that could have controlling voting interests in any pass-through voting which could affect investment and other policies; a proposal to increase fees at the master fund level; and any consideration of changes in fundamental policies at the master fund level that may or may not be acceptable to a particular feeder fund.

In recognition of the potential for conflicts of interest to develop, the Board of Trustees of Money Market and the Board of the Fund have adopted certain procedures under which i) management of the master fund and the feeder fund will, on a yearly basis, report to each board, including the independent members of each board, on the operation of the master/feeder fund structure; ii) the independent members of each board will have ongoing responsibility for reviewing all proposals at the master fund level to determine whether any proposal presents a potential for a conflict of interest and to the extent any other potential conflicts arise before the normal annual review, they will act promptly to review the potential conflict; iii) if the independent members of each board determine that a situation or proposal presents a potential conflict, they will request a written analysis from the master fund management describing whether the apparent potential conflict of interest will impede the operation of the constituent feeder fund and the interests of the feeder fund's shareholders; and iv) upon receipt of the analysis, the independent members of each board shall review the analysis and present their conclusion to the full boards.


If no actual conflict is deemed to exist, the independent board members will recommend that no further action be taken. If the analysis is inconclusive, they may submit the matter to and be guided by the opinion of independent legal counsel issued in a written opinion. If a conflict is deemed to exist, they may recommend one or more of the following actions: i) suggest a course of action designed to eliminate the potential conflict of interest; ii) if appropriate, request that the full boards submit the potential conflict to shareholders for resolution; iii) recommend to the full boards that the affected feeder fund no longer invest in its designated master fund and propose either a search for a new master fund in which to invest the feeder fund's assets or the hiring of an investment manager to manage the feeder fund's assets in accordance with its objectives and policies; iv) recommend to the full boards that a new board be recommended to shareholders for approval; or v) recommend such other action as may be considered appropriate.

CALIFORNIA GOVERNMENT CODE SECTION 53601.
SECURITIES AUTHORIZED FOR INVESTMENT;
TEXT OF SECTION EFFECTIVE ON JULY 7, 1988,
AMENDED IN 1992, 1995 AND 1996.

The legislative body of a local agency having money in a sinking fund of, or surplus money in, its treasury not required for the immediate necessities of the local agency may invest any portion of the money which it deems wise or expedient in those investments set forth below. A local agency purchasing or obtaining any securities prescribed in this section, in a negotiable, bearer, registered, or nonregistered format, shall require delivery of the securities to the local agency, including those purchased for the agency by financial advisors, consultants, or managers using the agency's funds, by book entry, physical delivery or by third party custodial agreement. The transfer of securities to the counterparty bank's customer book entry account may be used for book entry delivery. For purposes of this section "counterparty" means the other party to the transaction. A counterparty bank's trust department or separate safekeeping department may be used for the physical delivery of the security if the security is held in the name of the local agency. Where this section does not specify a limitation on the term or remaining maturity at the time of the investment, no investment shall be made in any security, other than a security underlying a repurchase or reverse repurchase agreement authorized by this section, that at the time of the investment has a term remaining to maturity in excess of five years, unless the legislative body has granted express authority to make that investment either specifically or as a part of an investment program approved by the legislative body no less than three months prior to the investment:

(a) Bonds issued by the local agency, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the local agency or by a department, board, agency, or authority of the local agency.

(b) United States Treasury notes, bonds, bills, or certificates of indebtedness, or those for which the faith and credit of the United States are pledged for the payment of principal and interest.

(c) Registered state warrants or Treasury notes or bonds of this state, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the state or by a department, board, agency, or authority of the state.

(d) Bonds, notes, warrants, or other evidences of indebtedness of any local agency within this state, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled or operated by the local agency, or by a department, board, agency, or authority of the local agency.

(e) Obligations issued by banks for cooperatives, federal land banks, federal intermediate credit banks, federal home loan banks, the Federal Home Loan Bank Board, the Tennessee Valley Authority, or in obligations, participations, or other instruments of, or issued by, or fully guaranteed as to principal and interest by, the Federal National Mortgage Association; or in guaranteed portions of Small Business Administration notes; or in obligations, participations, or other instruments of, or issued by, a federal agency or a United States government-sponsored enterprise.

(f) Bills of exchange or time drafts drawn on and accepted by a commercial bank, otherwise known as banker's acceptances. Purchases of banker's acceptances may not exceed 270 days maturity or 40 percent of the agency's surplus money that may be invested pursuant to this section. However, no more than 30 percent of the agency's surplus funds may be invested in the banker's acceptances of any one commercial bank pursuant to this section.

This subdivision does not preclude a municipal utility district from investing any surplus money in its treasury in any manner authorized by the Municipal Utility District Act, (Division 6 (commencing with Section 11501) of the Public Utilities Code).

(g) Commercial paper of "prime" quality of the highest ranking or of the highest letter and numerical rating as provided for by Moody's Investors Service, Inc., or Standard and Poor's Corporation. Eligible paper is further limited to issuing corporations that are organized and operating within the United States and having total assets in excess of five hundred million dollars ($500,000,000) and having an "A" or higher rating for the issuer's debt, other than commercial paper, if any, as provided for by Moody's Investors Service, Inc. or Standard and Poor's Corporation. Purchases of eligible commercial paper may not exceed 180 days maturity nor represent more than 10 percent of the outstanding paper of an issuing corporation. Purchases of commercial paper may not exceed 15 percent of the agency's surplus money that may be invested pursuant to this section. An additional 15 percent, or a total of 30 percent of the agency's surplus money, may be invested pursuant to this subdivision. The additional 15 percent may be so invested only if the dollar-weighted average maturity of the entire amount does not exceed 31 days. "Dollar-weighted average maturity" means the sum of the amount of each outstanding commercial paper investment multiplied by the number of days to maturity, divided by the total amount of outstanding commercial paper.

(h) Negotiable certificates of deposit issued by a nationally or state-chartered bank or a state or federal association (as defined by Section 5102 of the Financial Code) or by a state-licensed branch of a foreign bank. Purchases of negotiable certificates of deposit may not exceed 30 percent of the agency's surplus money which may be invested pursuant to this section. For purposes of this section, negotiable certificates of deposits do not come within Article 2 (commencing with Section 53630) of Chapter 4 of Part 1 of Division 2 of Title 5, except that the amount so invested shall be subject to the limitations of
Section 53638.

(i) (1) Investments in repurchase agreements or reverse repurchase agreements of any securities authorized by this section as long as the agreements are subject to this subdivision, including, the delivery requirements specified in this section.

(2) Investments in repurchase agreements may be made, on any investment authorized in this section when the term of the agreement does not exceed one year. The market value of securities that underlay a repurchase agreement shall be valued at 102 percent or greater of the funds borrowed against those securities and the value shall be adjusted no less than quarterly.

(3) Reverse repurchase agreements may be utilized only when either of the following conditions are met:

(A) The security was owned or specifically committed to purchase, by the local agency prior to December 31, 1994, and was sold using a reverse repurchase agreement on December 31, 1994.

(B) The security to be sold on reverse repurchase agreement has been owned and fully paid for by the local agency for a minimum of 30 days prior to sale; the total of all reverse repurchase agreements on investments owned by the local agency not purchased or committed to purchase, prior to December 31, 1994, does not exceed 20 percent of the base value of the portfolio; and the agreement does not exceed a term of 92 days, unless the agreement includes a written codicil guaranteeing a minimum earning or spread for the entire period between the sale of a security using a reverse repurchase agreement and the final maturity date of the same security.

(4) After December 31, 1994, a reverse repurchase agreement may not be entered into with securities not sold on a reverse repurchase agreement and purchased, or committed to purchase, prior to that date, as a means of financing or paying for the security sold on a reverse repurchase agreement, but may only be entered into with securities owned and previously paid for a minimum of 30 days prior to the settlement of the reverse repurchase agreement, in order to supplement the yield on securities owned and previously paid for or to provide funds for the immediate payment of a local agency obligation. Funds obtained or funds within the pool of an equivalent amount to that obtained from selling a security to a counterparty by way of a reverse repurchase agreement, on securities originally purchased subsequent to December 31, 1994, shall not be used to purchase another security with a maturity longer than 92 days from the initial settlement date of the reverse repurchase agreement, unless the reverse repurchase agreement includes a written codicil guaranteeing a minimum earning or spread for the entire period between the sale of a security using a reverse repurchase agreement and the final maturity date of the same security. Reverse repurchase agreements specified in subparagraph (B) of paragraph (3) may not be entered into unless the percentage restrictions specified in that subparagraph are met, including the total of any reverse repurchase agreements specified in subparagraph (A) of paragraph (3).

(5) Investments in reverse repurchase agreements or similar investments in which the local agency sells securities prior to purchase, with a simultaneous agreement to repurchase the security, may only be made upon prior approval of the governing body of the local agency and shall only be made with primary dealers of the Federal Reserve Bank of New York.

(6) (A) "Repurchase agreement" means a purchase of securities by the local agency pursuant to an agreement by which the counterparty seller will repurchase the securities on or before a specified date and for a specified amount and the counterparty will deliver the underlying securities to the local agency by book entry, physical delivery, or by third party custodial agreement. The transfer of underlying securities to the counterparty bank's customer book-entry account may be used for book-entry delivery.

(B) "Securities," for purpose of repurchase under this subdivision, means securities of the same issuer, description, issue date, and maturity.

(C) "Reverse repurchase agreement" means a sale of securities by the local agency pursuant to an agreement by which the local agency will repurchase the securities on or before a specified date and includes other comparable agreements.

(D) For purposes of this section, the base value of the local agency's pool portfolio shall be that dollar amount obtained by totaling all cash balances placed in the pool by all pool participants, excluding any amounts obtained through selling securities by way of reverse repurchase agreements or other similar borrowing methods.

(E) For purposes of this section, the spread is the difference between the cost of funds obtained using the reverse repurchase agreement and the earnings obtained on the reinvestment of the funds.

(j) Medium-term notes of a maximum of five years maturity issued by corporations organized and operating within the United States or by depository institutions licensed by the United States or any state and operating within the United States. Notes eligible for investment under this subdivision shall be rated in a rating category of "A" or its equivalent or better by a nationally recognized rating service. Purchases of medium-term notes may not exceed 30 percent of the agency's surplus money which may be invested pursuant to this section.

(k) Shares of beneficial interest issued by diversified management companies that invest in the securities and obligations as authorized by subdivisions (a) to (j), inclusive, or subdivisions (m) or (n) and that comply with the investment restrictions of this article and Article 2 (commencing with Section 53630). However, notwithstanding these restrictions, a counterparty to a reverse repurchase agreement is not required to be a primary dealer of the Federal Reserve Bank of New York if the company's board of directors finds that the counterparty presents a minimal risk of default, and the value of the securities underlying a repurchase agreement may be 100 percent of the sales price if the securities are marked to market daily.

(2) Shares of beneficial interest issued by diversified management companies that are money market funds registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (15 U.S.C. Sec. 80a-1, et seq.).

(3) If investment is in shares issued pursuant to paragraph (1), the company shall have met either of the following criteria:

(A)  Attained the highest  ranking or the highest  letter and  numerical  rating
provided  by  not  less  than  two  nationally  recognized   statistical  rating
organizations.

(B) Retained an investment adviser registered or exempt from registration with the Securities and Exchange Commission with not less than five years' experience investing in the securities and obligations authorized by subdivisions (a) to
(j), inclusive, or subdivisions (m) or (n) and with assets under management in excess of five hundred million dollars ($500,000,000).

(4) If investment is in shares issued pursuant to paragraph (2), the company shall have met either of the following criteria:

(A)  Attained the highest  ranking or the highest  letter and  numerical  rating
provided  by  not  less  than  two  nationally  recognized   statistical  rating
organizations.

(B) Retained an investment adviser registered or exempt from registration with the Securities and Exchange Commission with not less than five years' experience managing money market mutual funds with assets under management in excess of five hundred million dollars ($500,000,000).

(5) The purchase price of shares of beneficial interest purchased pursuant to this subdivision shall not include any commission that the companies may charge and shall not exceed 20 percent of the agency's surplus money that may be invested pursuant to this section. However, no more than 10 percent of the agency's surplus funds may be invested in shares of beneficial interest of any one mutual fund pursuant to paragraph (1).

(l) Notwithstanding anything to the contrary contained in this section, Section 53635 or any other provision of law, money held by a trustee or fiscal agent and pledged to the payment or security of bonds or other indebtedness, or obligations under a lease, installment sale, or other agreement of a local agency, or certificates of participation in those bonds, indebtedness, lease installment sale, or other agreements, may be invested in accordance with the statutory provisions governing the issuance of those bonds, indebtedness, lease installment sale, or other agreement, or to the extent not inconsistent therewith or if there are no specific statutory provisions, in accordance with the ordinance, resolution, indenture, or agreement of the local agency providing for the issuance.

(m) Notes, bonds, or other obligations that are at all times secured by a valid first priority security interest in securities of the types listed by Section 53651 as eligible securities for the purpose of securing local agency deposits having a market value at least equal to that required by Section 53652 for the purpose of securing local agency deposits. The securities serving as collateral shall be placed by delivery or book entry into the custody of a trust company or the trust department of a bank which is not affiliated with the issuer of the secured obligation, and the security interest shall be perfected in accordance with the requirements of the Uniform Commercial Code or federal regulations applicable to the types of securities in which the security interest is granted.

(n) Any mortgage pass-through security, collateralized mortgage obligation, mortgage-backed or other pay-through bond, equipment lease-backed certificate, consumer receivable pass-through certificate, or consumer receivable-backed bond of a maximum of five years maturity. Securities eligible for investment under this subdivision shall be issued by an issuer having an "A" or higher rating for the issuer's debt as provided by a nationally recognized rating service and rated in a rating category of "AA" or its equivalent or better by a nationally recognized rating service. Purchase of securities authorized by this subdivision may not exceed 20 percent of the agency's surplus money that may be invested pursuant to this section.

CALIFORNIA GOVERNMENT CODE SECTION 53635.


FUNDS OF LOCAL AGENCY; DEPOSIT OR
INVESTMENT. TEXT OF SECTION EFFECTIVE JULY 7,
1988, AMENDED IN 1995 AND 1996.


As far as possible, all money belonging to, or in the custody of, a local agency, including money paid to the treasurer or other official to pay the principal, interest or penalties of bonds, shall be deposited for safekeeping in state or national banks, savings associations or federal associations, credit unions, or federally insured industrial loan companies in this state selected by the treasurer or other official having the legal custody of the money; or, unless otherwise directed by the legislative body pursuant to Section 53601, may be invested in the investments set forth below. A local agency purchasing or obtaining any securities described in this section, in a negotiable, bearer, registered, or nonregistered format, shall require delivery of all the securities to the local agency, including those purchased for the agency by financial advisors, consultants, or managers using the agency's funds, by book entry, physical delivery, or by third-party custodial agreement. The transfer of securities to the counterparty bank's customer book entry account may be used for book-entry delivery. For purposes of this section, "counterparty" means the other party to the transaction. A counterparty bank's trust department or separate safekeeping department may be used for the physical delivery of the security if the security is held in the name of the local agency.

(a) Bonds issued by the local agency, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the local agency or by a department, board, agency or authority of the local agency.

(b) United States Treasury notes, bonds, bills, or certificates of indebtedness, or those for which the faith and credit of the United States are pledged for the payment of principal and interest.

(c) Registered state warrants or Treasury notes or bonds of this state, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the state or by a department, board, agency, or authority of the state.

(d) Bonds, notes, warrants, or other evidences of indebtedness of any local agency within this state, including bonds payable solely out of the revenues from a revenue-producing property owned, controlled, or operated by the local agency, or by a department, board, agency, or authority of the local agency.

(e) Obligations issued by banks for cooperatives, federal land banks, federal intermediate credit banks, federal home loan banks, the Federal Home Loan Bank, the Tennessee Valley Authority, or in obligations, participations, or other instruments of, or issued by, or fully guaranteed as to principal and interest by, the Federal National Mortgage Association; or in guaranteed portions of Small Business Administration notes; or in obligations, participations, or other instruments of, or issued by, a federal agency or a United States government-sponsored enterprise.

(f) Bills of exchange or time drafts drawn on and accepted by a commercial bank, otherwise known as banker's acceptances, which are eligible for purchase by the Federal Reserve System. Purchases of banker's acceptances may not exceed 270 days maturity or 40 percent of the agency's surplus funds which may be invested pursuant to this section. No more than 30 percent of the agency's surplus funds, however, may be invested in the banker's acceptances of any one commercial bank pursuant to this section.

This subdivision does not preclude a municipal utility district from investing any surplus money in its treasury in any manner authorized by the Municipal Utility District Act, Division 6 (commencing with Section 11501) of the Public Utilities Code.

(g) Commercial paper of "prime" quality of the highest ranking or of the highest letter and numerical rating as provided for by Moody's Investors Service, Inc. or Standard and Poor's Corporation. Eligible paper is further limited to issuing corporations that are organized and operating within the United States and having total assets in excess of five hundred million dollars ($500,000,000) and having an "A" or higher rating for the issuer's debt, other than commercial paper, if any, as provided for by Moody's Investors Service, Inc. or Standard and Poor's Corporation. Purchases of eligible commercial paper may not exceed 180 days maturity nor represent more than 10 percent of the outstanding paper of an issuing corporation. Purchases of commercial paper may not exceed 15 percent of the agency's surplus money which may be invested pursuant to this section. An additional 15 percent, or a total of 30 percent of the agency's money or money in its custody, may be invested pursuant to this subdivision. The additional 15 percent may be so invested only if the dollar-weighted average maturity of the entire amount does not exceed 31 days. "Dollar-weighted average maturity" means the sum of the amount of each outstanding commercial paper investment multiplied by the number of days to maturity, divided by the total amount of outstanding commercial paper.

(h) Negotiable certificates of deposit issued by a nationally or state-chartered bank or a savings association or federal association or a state or federal credit union or by a state-licensed branch of a foreign bank. Purchases of negotiable certificates of deposit may not exceed 30 percent of the agency's surplus money which may be invested pursuant to this section. For purposes of this section, negotiable certificates of deposit do not come within Article 2 (commencing with Section 53630) of Chapter 4 of Part 1 of Division 2 of Title 5, except that the amount so invested shall be subject to the limitations of
Section 53638. For purposes of this section, the legislative body of a local agency and the treasurer or other official of the local agency having legal custody of the money are prohibited from depositing or investing local agency funds, or funds in the custody of the local agency, in negotiable certificates of deposit issued by a state or federal credit union if a member of the legislative body of the local agency, or an employee of the administrative officer, manager's office, budget office, auditor-controller's office, or treasurer's office of the local agency also serves on the board of directors, or any committee appointed by the board of directors, the credit committee or supervisory committee of the state or federal credit union issuing the negotiable certificates of deposit.

(i) (1) Investments in repurchase agreements or reverse repurchase agreements of any securities authorized by this section, so long as the agreements are subject to this subdivision, including the delivery requirements specified in this section.

(2) Investments in repurchase agreements may be made, on any investment authorized in this section when the term of the agreement does not exceed one year. The market value of securities that underlay a repurchase agreement shall be valued at 102 percent or greater of the funds borrowed against those securities and the value shall be adjusted no less than quarterly.

(3) Reverse repurchase agreements may be utilized only when either of the following conditions are met:

(A) The security was owned or specifically committed to purchase, by the local agency, prior to repurchase agreement on December 31, 1994, and was sold using a reverse repurchase agreement on December 31, 1994.

(B) The security to be sold on reverse repurchase agreement has been owned and fully paid for by the local agency for a minimum of 30 days prior to sale, the total of all reverse repurchase agreements on investments owned by the local agency not purchased or committed to purchase, prior to December 31, 1994, does not exceed 20 percent of the base value of the portfolio, and the agreement does not exceed a term of 92 days, unless the agreement includes a written codicil guaranteeing a minimum earning or spread for the entire period between the sale or a security using a reverse repurchase agreement and the final maturity date of the same security.

(4) After December 31, 1994, a reverse repurchase agreement may not be entered into with securities not sold on a reverse repurchase agreement and purchased, or committed to purchase, prior to that date, as a means of financing or paying for the security sold on a reverse repurchase agreement, but may only be entered into with securities owned and previously paid for, for a minimum of 30 days prior to the settlement of the reverse repurchase agreement, in order or supplement the yield on securities owned and previously paid for or to provide funds for the immediate payment of a local agency obligation. Funds obtained or funds within the pool of an equivalent amount to that obtained from selling a security to a counterparty by way of a reverse repurchase agreement, on securities originally purchased subsequent to December 31, 1994, shall not be used to purchase another security with a maturity longer than 92 days from the initial settlement date of the reverse repurchase agreement, unless the reverse repurchase agreement includes a written codicil guaranteeing a minimum earning or spread for the entire period between the sale of a security using a reverse repurchase agreement and the final maturity date of the same security. Reverse repurchase agreements specified in subparagraph (B) of paragraph (3) may not be entered into unless the percentage restrictions specified in that subparagraph are met, including the total of any reverse repurchase agreements specified in subparagraph (A) of paragraph (3).

(5) Investments in reverse repurchase agreements or similar investments in which the local agency sells securities prior to purchase, with a simultaneous agreement to repurchase the security, may only be made upon prior approval of the governing body of the local agency and shall only be made with primary dealers of the Federal Reserve Bank of New York.

(6) (A) "Repurchase agreement" means a purchase of securities by the local agency pursuant to an agreement by which the counterparty seller will repurchase the securities on or before a specified date and for a specified amount, and the counterparty will deliver the underlying securities to the local agency by book entry, physical delivery, or by third party custodial agreement. The transfer of underlying securities to the counterparty's bank's customer book-entry account may be used for book-entry delivery.

(B) "Securities," for purpose of repurchase under this subdivision, means securities of the same issuer, description, issue date, and maturity.

(C) "Reverse repurchase agreement" means a sale of securities by the local agency, pursuant to an agreement by which the local agency will repurchase the securities on or before a specified date and includes other comparable agreements.

(D) For purposes of this section, the base value of the local agency's pool portfolio shall be that dollar amount obtained by totaling all cash balances placed in the pool by all pool participants, excluding any amounts obtained through selling securities by way of reverse repurchase agreements or other similar borrowing methods.

(E) For purposes of this section, the spread is the difference between the costs of funds obtained using the reverse repurchase agreement and the earnings obtained on the reinvestment of the funds.

(j) Medium-term notes of a maximum of five years maturity issued by corporations organized and operating within the United States or by depository institutions licensed by the United States or any state and operating within the United States. Notes eligible for investment under this subdivision shall be rated in a rating category of "A" or its equivalent or better by a nationally recognized rating service. Purchases of medium-term notes may not exceed 30 percent of the agency's surplus money which may be invested pursuant to this section.

(k) Shares of beneficial interest issued by diversified management companies that invest in the securities and obligations as authorized by subdivisions (a) to (i), inclusive, or subdivisions (l) or (m) and that comply with the investment restrictions of this article and Article 2 (commencing with Section 53600). However, notwithstanding these restrictions, a counterparty to a reverse repurchase agreement is not required to be a primary dealer of the Federal Reserve Bank of New York if the company's board of directors finds that the counterparty presents a minimal risk of default, and the value of the securities underlying a repurchase agreement may be 100 percent of the sales price if the securities are marked to market daily.

(2) Shares of beneficial interest issued by diversified management companies that are money market funds registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (15 U.S.C. Sec. 80a-1, et seq.).

(3) If investment is in shares issued pursuant to paragraph (1), the company shall have met either of the following criteria:

(A)  Attained the highest  ranking or the highest  letter and  numerical  rating
provided  by  not  less  than  two  nationally  recognized   statistical  rating
organizations.

(B) Retained an investment adviser registered or exempt from registration with the Securities and Exchange Commission with not less than five years' experience investing in the securities and obligations authorized by subdivisions (a) to
(j), inclusive, or subdivisions (l) or (m) and with assets under management in excess of five hundred million dollars ($500,000,000).

(4) If investment is in shares issued pursuant to paragraph (2), the company shall have met either of the following criteria:

(A)  Attained the highest  ranking or the highest  letter and  numerical  rating
provided  by  not  less  than  two  nationally  recognized   statistical  rating
organizations.

(B) Retained an investment adviser registered or exempt from registration with the Securities and Exchange Commission with not less than five years' experience managing money market mutual funds with assets under management in excess of five hundred million dollars ($500,000,000).

(5) The purchase price of shares of beneficial interest purchased pursuant to this subdivision shall not include any commission that the companies may charge and shall not exceed 20 percent of the agency's surplus money that may be invested pursuant to this section. However, no more than 10 percent of the agency's surplus funds may be invested in shares of beneficial interest of any one mutual fund pursuant to paragraph (1).

(l) Notes, bonds, or other obligations which are at all times secured by a valid first priority security interest in securities of the types listed by Section 53651 as eligible securities for the purpose of securing local agency deposits having a market value at least equal to that required by Section 53652 for the purpose of securing local agency deposits. The securities serving as collateral shall be placed by delivery or book entry into the custody of a trust company or the trust department of a bank which is not affiliated with the issuer of the secured obligation, and the security interest shall be perfected in accordance with the requirements of the Uniform Commercial Code or federal regulations applicable to the types of securities in which the security interest is granted.

(m) Any mortgage pass-through security, collateralized mortgage obligation, mortgage-backed or other pay-through bond, equipment lease-backed certificate, consumer receivable pass-through certificate, or consumer receivable-backed bond of a maximum of five years maturity. Securities eligible for investment under this subdivision shall be issued by an issuer having an "A" or higher rating for the issuer's debt as provided by a nationally recognized rating service and rated in a rating category of "AA" or its equivalent or better by a nationally recognized rating service. Purchase of securities authorized by this subdivision may not exceed 20 percent of the agency's surplus money that may be invested pursuant to this section.

DESCRIPTION OF RATINGS


CORPORATE BOND RATINGS

MOODY'S

AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

BA - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and, thereby, not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

NOTE: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.


MUNICIPAL BOND RATINGS

MOODY'S

AAA: Municipal bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: Municipal bonds rated Aa are judged to be high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat larger.

A: Municipal bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA: Municipal bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

S&P

AAA: Municipal bonds rated AAA are the highest-grade obligations. They possess the ultimate degree of protection as to principal and interest. In the market, they move with interest rates and, hence, provide the maximum safety on all counts.

AA: Municipal bonds rated AA also qualify as high-grade obligations, and in the majority of instances differ from AAA issues only in a small degree. Here, too, prices move with the long-term money market.

A: Municipal bonds rated A are regarded as upper medium-grade. They have considerable investment strength but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but also, to some extent, economic conditions.


BBB: Municipal bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.


NOTE: The S&P ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

FITCH

AAA: Municipal bonds rated AAA are considered to be of investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal which is unlikely to be affected by reasonably foreseeable events.

AA: Municipal bonds rated AA are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong although not quite as strong as bonds rated AAA and not significantly vulnerable to foreseeable future developments.

A: Municipal bonds rated A are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB: Municipal bonds rated BBB are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.


Plus (+) or minus (-) signs are used with a rating symbol to indicate the relative position of a credit within the rating category. Plus or minus signs are not used with the AAA category.


MUNICIPAL NOTE RATINGS

MOODY'S

Moody's ratings for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing; factors of the first importance in long-term borrowing risk are of lesser importance in the short run. Symbols used will be as follows:

MIG 1: Notes are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG 2: Notes are of high quality, with margins of protection ample, although not so large as in the preceding group.

MIG 3: Notes are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

MIG 4: Notes are of adequate quality, carrying specific risk but having protection and not distinctly or predominantly speculative.

S&P

Until June 29, 1984, S&P used the same rating symbols for notes and bonds. After June 29, 1984, for new municipal note issues due in three years or less, the ratings below will usually be assigned. Notes maturing beyond three years will most likely receive a bond rating of the type recited above.

SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Issues determined to possess overwhelming safety characteristics will be given a "plus" (+) designation.

SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's commercial paper ratings, which are also applicable to municipal paper investments permitted to be made by the Fund, are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (PRIME-1): Superior capacity for repayment.

P-2 (PRIME-2): Strong capacity for repayment.

S&P

S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.

A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.


FITCH

Fitch's short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, CDs, medium-term notes, and municipal and investment notes. The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer's obligations in a timely manner.


F-1+: Exceptionally strong credit quality. Regarded as having the strongest degree of assurance for timely payment.


F-1: Very strong credit quality. Reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.


F-2: Good credit quality. A satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

F-3: Fair credit quality. Have characteristics suggesting that the degree of assurance for timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.


LOC: The symbol LOC indicates that the rating is based on a letter of credit issued by a commer- cial bank.









INSTITUTIONAL
FIDUCIARY TRUST
FRANKLIN INSTITUTIONAL ADJUSTABLE
 U.S. GOVERNMENT SECURITIES FUND
FRANKLIN INSTITUTIONAL ADJUSTABLE RATE SECURITIES FUND
STATEMENT OF
ADDITIONAL INFORMATION


NOVEMBER 1, 1997


777 MARINERS ISLAND BLVD., P.O. BOX 7777
SAN MATEO, CA 94403-7777  1-800/321-8563


TABLE OF CONTENTS

How does the Fund Invest its Assets?                    2
Investment Restrictions                                 3
Officers and Trustees                                   4
Investment Management
 and Other Services                                     8
How does the Portfolio Buy
 Securities for its Portfolio?                          9
How Do I Buy, Sell and Exchange Shares?                10
How are Fund Shares Valued?                            11
Additional Information on
 Distributions and Taxes                               12
The Fund's Underwriter                                 13
How does the Fund Measure Performance?                 13
Miscellaneous Information                              15
Useful Terms and Definitions                           17
Appendices
 Summary of Procedures to Monitor
  Conflicts of Interest                                17
 Description of Ratings                                18
Financial Statements                                   19

--------------------------------------------------------------------------------
When reading this SAI, you will see certain terms beginning with capital letters. This means the term is explained under "Useful Terms and Definitions."
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
MUTUAL FUNDS, ANNUITIES, AND OTHER INVESTMENT PRODUCTS:

O ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY OF THE U.S. GOVERNMENT;


O    ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK;


O    ARE SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
--------------------------------------------------------------------------------


The Franklin Institutional Adjustable U.S. Government Securities Fund (the "Adjustable U.S. Government Fund") and the Franklin Institutional Adjustable Rate Securities Fund (the "Adjustable Rate Securities Fund") are no-load, diversified series of Institutional Fiduciary Trust (the "Trust"), an open-end management investment company. References to the "Fund" in this SAI refer to each fund individually, unless the context indicates otherwise.

The Fund's investment objective is to seek a high level of current income, consistent with lower volatility of principal. The Adjustable U.S. Government Fund seeks to achieve its objective by investing all of its assets in shares of the U.S. Government Adjustable Rate Mortgage Portfolio (the "Mortgage Portfolio"), and the Adjustable Rate Securities Fund seeks to achieve its objective by investing its assets in shares of the Adjustable Rate Securities Portfolio (the "Securities Portfolio"). The Mortgage Portfolio and the Securities Portfolio are series of the Adjustable Rate Securities Portfolios. The investment objective of the Fund is the same as the investment objective of the Portfolio. References to the "Portfolio" in this SAI refer to each Portfolio individually, unless the context indicates otherwise.

The Mortgage Portfolio invests primarily in adjustable-rate mortgage securities ("ARMS") or other securities collateralized by or representing an interest in mortgages and that have interest rates that reset at periodic intervals. The Mortgage Portfolio will only invest in mortgage securities issued or guaranteed by the U.S. government, its agencies or instrumentalities.

The Securities Portfolio invests primarily in adjustable-rate securities collateralized by or representing an interest in mortgages, including ARMS, issued or guaranteed by private institutions or by the U.S. government, its agencies or instrumentalities, and other adjustable-rate asset-backed securities (collectively, "ARS"), which have interest rates that reset at periodic intervals. The Securities Portfolio will only invest in securities rated at least AA by Standard & Poor's Corporation ("S&P") or Aa by Moody's Investors Service ("Moody's"), two nationally recognized statistical rating agencies. The Securities Portfolio may also invest in unrated securities if Advisers determines that they are of comparable quality to the ratings above.

The Prospectus, dated November 1, 1997, as may be amended from time to time, contains the basic information you should know before investing in the Fund. For a free copy, call 1-800/321-8563.

THIS SAI IS NOT A PROSPECTUS. IT CONTAINS INFORMATION IN ADDITION TO AND IN MORE DETAIL THAN SET FORTH IN THE PROSPECTUS. THIS SAI IS INTENDED TO PROVIDE YOU WITH ADDITIONAL INFORMATION REGARDING THE ACTIVITIES AND OPERATIONS OF THE FUND, AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.


HOW DOES THE FUND INVEST ITS ASSETS?


The following provides more detailed information about some of the securities the Portfolio may buy and its investment policies. You should read it together with the section in the Prospectus entitled "How does the Fund Invest its Assets?" The investment policies of the Fund, fundamental and nonfundamental, are substantially similar to those described below for the corresponding Portfolio except, in all cases, the Fund may pursue its policies by investing in an open-end management investment company with the same investment objective and substantially similar policies and restrictions as the Fund.

The Portfolio may invest without limit in obligations of the U.S. government or of corporations chartered by Congress as federal government instrumentalities. The Portfolio may buy securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, such as those issued by the Government National Mortgage Association ("GNMA"). GNMA guarantees are backed by the full faith and credit of the U.S. Treasury. No assurances, however, can be given that the U.S. government will provide financial support to the obligations of other U.S. government agencies or instrumentalities in which the Portfolio may invest. Securities issued by these agencies and instrumentalities are supported by the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury, the discretionary authority of the U.S. government to buy certain obligations of an agency or instrumentality, or the credit of the agency or instrumentality.

Several of the Franklin Templeton Funds, including the Portfolio, are major buyers of government securities. Advisers will seek to negotiate attractive prices for government securities and pass on any savings from these negotiations to shareholders in the form of higher current yields.

COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") AND REAL ESTATE MORTGAGE INVESTMENT CONDUITS ("REMICS"). To the extent indicated in the Prospectus, the Portfolio may invest in CMOs and REMICs. CMOs and REMICs may be issued by governmental or government-related entities or by private entities such as banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers, and other secondary market issuers and are secured by pools of mortgages backed by residential or various types of commercial properties. Privately issued CMOs and REMICs include obligations issued by private entities that are collateralized by
(a) mortgage securities issued by the Federal Home Loan Mortgage Corporation ("FHLMC"), the Federal National Mortgage Association, or GNMA, (b) pools of mortgages that are guaranteed by an agency or instrumentality of the U.S. government, or (c) pools of mortgages that are not guaranteed by an agency or instrumentality of the U.S. government and that may or may not be guaranteed by the private issuer. The Mortgage Portfolio will not invest in privately issued CMOs or REMICs.

ASSET-BACKED SECURITIES. The Securities Portfolio may invest in asset-backed securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets. The payment rate may be affected by various economic and other factors. Therefore, the yield may be difficult to predict, and actual yield to maturity may be more or less than the anticipated yield to maturity.


The credit quality of most asset-backed securities depends primarily on the credit quality of the underlying assets, how well the issuers of the securities are insulated from the credit risk of the originator or affiliated entities, and the amount of credit support provided to the securities.

Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on the underlying assets to make payments, asset-backed securities may contain elements of credit support. Credit support falls into two categories: (i) liquidity protection and (ii) protection against losses from the default by an obligor on the underlying assets. Liquidity protection refers to advances, generally provided by the entity administering the pool of assets, to ensure that the receipt of payments due on the underlying pool is timely. Protection against losses from the default by an obligor enhances the likelihood of payments of the obligations on at least some of the assets in the pool. This protection may be provided through guarantees, insurance policies, or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction, or through a combination of these approaches. The Securities Portfolio will not pay any additional fees for credit support, although the existence of credit support may increase the price of a security.


Examples of credit support arising out of the structure of the transaction include "senior subordinated securities" (multiple class securities with one or more classes that are subordinate to the other classes with respect to the payment of principal and interest, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of "reserve funds" (where cash or investments, sometimes funded from a portion of the payments on the underlying assets, are held in reserve against future losses), and "over-collateralization" (where the scheduled payments on, or the principal amount of, the underlying assets exceeds that required to make payments on the securities and pay any servicing or other fees). The degree of credit support provided is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquencies or losses in excess of those anticipated could adversely affect the return on an investment in the securities.

FLOATERS. The Securities Portfolio may invest up to 5% of its total assets in inverse floaters. Inverse floaters are instruments with floating or variable interest rates that move in the opposite direction of short-term interest rates and move at an accelerated speed. The Securities Portfolio may also invest up to 5% of its total assets in super floaters. Super floaters are instruments that float at a greater than 1 to 1 ratio with the London Interbank Offered Rate ("LIBOR") and are used as a hedge against the risk that LIBOR floaters become "capped" and can no longer float higher.

CASH AND CASH EQUIVALENTS. The Portfolio may retain its underlying assets in cash and cash equivalents, including Treasury bills, commercial paper, and short-term bank obligations such as CDs, bankers' acceptances, and repurchase agreements. The Portfolio intends, however, to retain in cash only as much of its underlying assets as is considered desirable or expedient under existing market conditions.


INVESTMENT RESTRICTIONS

Each Fund, except as noted, has adopted the following restrictions as fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of the Fund. Under the 1940 Act, this means the approval of (i) more than 50% of the outstanding shares of the Fund or (ii) 67% or more of the shares of the Fund present at a shareholder meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy, whichever is less. The Fund MAY NOT:

 1. Borrow money or mortgage or pledge any of its assets, except that borrowings (and a pledge of assets therefor) for temporary or emergency purposes may be made from banks in an amount up to 20% of total asset value. The Adjustable U.S. Government Fund will not purchase additional portfolio securities (additional shares of the Mortgage Portfolio) while borrowings in excess of 5% of total assets are outstanding.


 2. Buy any securities on "margin" or sell any securities "short," except for any delayed-delivery or when-issued securities as described in the Prospectus.


 3. Lend any funds or other assets, except by the purchase of bonds, debentures, notes, or other debt securities as described in the Prospectus, and except that securities of the Fund may be loaned to qualified broker-dealers or other institutional investors if at least 102% cash collateral is pledged and maintained by the borrower, provided such loans may not be made if, as a result, the aggregate of such loans exceeds 10% of the value of the Fund's total assets at the time of the most recent loan. Also, the entry into repurchase agreements is not considered a loan for purposes of this restriction.

 4. Act as underwriter of securities issued by other persons except insofar as the Fund may be technically deemed an underwriter under the federal securities laws in connection with the disposition of portfolio securities, and except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies of the Fund.

 5. Invest  more  than  5% of the  value  of the  Fund's  total  assets  in  the securities of any one issuer, but this limitation does not apply to investments in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities; except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies of the Fund.

 6. Purchase the securities of any issuer which would result in owning more than 10% of any class of the outstanding voting securities of such issuer, except that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies of the Fund.

 7. Purchase from or sell to the officers and trustees of the Trust, or to any firm of which any officer or trustee is a member, as principal, any securities, but may deal with such persons or firms as brokers and pay a customary brokerage commission; or retain securities of any issuer if, to the knowledge of the Fund, one or more of its officers, trustees, or the administrator, own beneficially more than one-half of 1% of the securities of such issuer and all such officers and trustees together own beneficially more than 5% of such securities.

 8. Purchase any securities issued by a corporation which has not been in continuous operation for three years, but such period may include the operation of a predecessor, except that, to the extent this restriction is applicable, all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies of the Fund without regard to how long it has been in operation.


 9. Acquire, lease, or hold real estate. (Does not preclude investments in securities collateralized by real estate or interests therein.)

10. Invest in commodities and commodity contracts, puts, calls, straddles, spreads, or any combination thereof, or interests in oil, gas, or other mineral exploration or development program.


11. Invest in companies for the purpose of exercising control or management, except that, to the extent this restriction is applicable, all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies of the Fund which may issue voting shares to the Fund.


12. Purchase securities of other investment companies, except to the extent permitted by the 1940 Act, except in connection with a merger, consolidation, acquisition, or reorganization; provided that all or substantially all of the assets of the Fund may be invested in another registered investment company having the same investment objective and policies of the Fund. To the extent permitted by exemptions which may be granted under the 1940 Act, the Fund may invest in shares of one or more money market funds managed by Advisers or its affiliates.

13. Issue senior securities as defined in the 1940 Act except that this restriction will not prevent the Fund from entering into repurchase agreements or making borrowings, mortgages, and pledges as permitted by restriction #1 above.


The investment restrictions of the Portfolio are substantially the same as the Fund's investment restrictions, except as necessary to reflect the policy of the Fund to invest all of its assets in shares of the Portfolio.


If a percentage restriction is met at the time of investment, a later increase or decrease in the percentage due to a change in the value or liquidity of portfolio securities or the amount of assets will not be considered a violation of any of the foregoing restrictions.


OFFICERS AND TRUSTEES


The Board has the responsibility for the overall management of the Trust, including general supervision and review of the Fund's investment activities. The Board, in turn, elects the officers of the Trust who are responsible for administering the Fund's day-to-day operations. The affiliations of the officers and Board members and their principal occupations for the past five years are shown below. Members of the Board who are considered "interested persons" of the Fund under the 1940 Act are indicated by an asterisk (*).

                            POSITIONS AND OFFICES     PRINCIPAL OCCUPATION
NAME, AGE AND ADDRESS          WITH THE TRUST         DURING THE PAST FIVE YEARS
--------------------------------------------------------------------------------
 Frank H. Abbott, III (76)
 1045 Sansome Street
 San Francisco, CA 94111

 Trustee

President and Director, Abbott Corporation (an investment company); and director or trustee, as the case may be, of 29 of the investment companies in the Franklin Templeton Group of Funds.

 Harris J. Ashton (65)
 General Host Corporation
 Metro Center, 1 Station Place
 Stamford, CT 06904-2045

 Trustee

President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers); Director, RBC Holdings, Inc. (a bank holding company) and Bar-S Foods (a meat packing company); and director or trustee, as the case may be, of 53 of the investment companies in the Franklin Templeton Group of Funds.

 S. Joseph Fortunato (65)
 Park Avenue at Morris County
 P.O. Box 1945
 Morristown, NJ 07962-1945

 Trustee

Member of the law firm of Pitney, Hardin, Kipp & Szuch; Director, General Host Corporation (nursery and craft centers); and director or trustee, as the case may be, of 55 of the investment companies in the Franklin Templeton Group of Funds.

*Charles B. Johnson (64)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Chairman
 of the Board
 and Trustee

President, Chief Executive Officer and Director, Franklin Resources, Inc.; Chairman of the Board and Director, Franklin Advisers, Inc., Franklin Advisory Services, Inc., Franklin Investment Advisory Services, Inc. and Franklin Templeton Distributors, Inc.; Director, Franklin/Templeton Investor Services, Inc., Franklin Templeton Services, Inc. and General Host Corporation (nursery and craft centers); and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 54 of the investment companies in the Franklin Templeton Group of Funds.

*Charles E. Johnson (41)
 500 East Broward Blvd.
 Fort Lauderdale, FL 33394-3091

 President and
 Trustee

Senior Vice President and Director, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Distributors, Inc.; President and Director, Templeton Worldwide, Inc.; President, Chief Executive Officer, Chief Investment Officer and Director, Franklin Institutional Services Corporation; Chairman and Director, Templeton Investment Counsel, Inc.; Vice President, Franklin Advisers, Inc.; officer and/or director of some of the subsidiaries of Franklin Resources, Inc.; and officer and/or director or trustee, as the case may be, of 36 of the investment companies in the Franklin Templeton Group of Funds.

*Rupert H. Johnson, Jr. (57)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President
 and Trustee

Executive Vice President and Director, Franklin Resources, Inc. and Franklin Templeton Distributors, Inc.; President and Director, Franklin Advisers, Inc.; Senior Vice President and Director, Franklin Advisory Services, Inc. and Franklin Investment Advisory Services, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 57 of the investment companies in the Franklin Templeton Group of Funds.

 Frank W.T. LaHaye (68)
 20833 Stevens Creek Blvd.,
 Suite 102
 Cupertino, CA 95014

 Trustee

General Partner, Peregrine Associates and Miller & LaHaye, which are General Partners of Peregrine Ventures and Peregrine Ventures II (venture capital firms); Chairman of the Board and Director, Quarterdeck Corporation (software firm); Director, Fischer Imaging Corporation (medical imaging systems) and Digital Transmission Systems, Inc. (wireless communications); and director or trustee, as the case may be, of 27 of the investment companies in the Franklin Templeton Group of Funds.

 Gordon S. Macklin (69)
 8212 Burning Tree Road
 Bethesda, MD 20817

 Trustee

Chairman, White River Corporation (financial services); Director, Fund American Enterprises Holdings, Inc., MCI Communications Corporation, CCC Information Services Group, Inc. (information services), MedImmune, Inc. (biotechnology), Shoppers Express (home shopping), and Spacehab, Inc. (aerospace services); and director or trustee, as the case may be, of 50 of the investment companies in the Franklin Templeton Group of Funds; formerly Chairman, Hambrecht and Quist Group, Director, H & Q Healthcare Investors, and President, National Association of Securities Dealers, Inc.

 Harmon E. Burns (52)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President

Executive Vice President, Secretary and Director, Franklin Resources, Inc.; Executive Vice President and Director, Franklin Templeton Distributors, Inc. and Franklin Templeton Services, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of most of the other subsidiaries of Franklin Resources, Inc. and of 58 of the investment companies in the Franklin Templeton Group of Funds.

 Martin L. Flanagan (37)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President
 and Chief
 Financial Officer

Senior Vice President and Chief Financial Officer, Franklin Resources, Inc.; Executive Vice President and Director, Templeton Worldwide, Inc.; Executive Vice President, Chief Operating Officer and Director, Templeton Investment Counsel, Inc.; Senior Vice President and Treasurer, Franklin Advisers, Inc.; Treasurer, Franklin Advisory Services, Inc.; Treasurer and Chief Financial Officer, Franklin Investment Advisory Services, Inc.; President, Franklin Templeton Services, Inc.; Senior Vice President, Franklin/Templeton Investor Services, Inc.; and officer and/or director or trustee, as the case may be, of 58 of the investment companies in the Franklin Templeton Group of Funds.

 Deborah R. Gatzek (48)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President
 and Secretary

Senior Vice President and General Counsel, Franklin Resources, Inc.; Senior Vice President, Franklin Templeton Services, Inc. and Franklin Templeton Distributors, Inc.; Vice President, Franklin Advisers, Inc. and Franklin Advisory Services, Inc.; Vice President, Chief Legal Officer and Chief Operating Officer, Franklin Investment Advisory Services, Inc.; and officer of 58 of the investment companies in the Franklin Templeton Group of Funds.

 Diomedes Loo-Tam (58)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Treasurer and
 Principal
 Accounting Officer

Senior Vice President, Franklin Templeton Services, Inc.; and officer of 35 of the investment companies in the Franklin Templeton Group of Funds.

 Thomas J. Runkel (39)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President

Vice President, Franklin Advisers, Inc.; and officer of four of the investment companies in the Franklin Templeton Group of Funds.

The officers and Board members of the Trust are also officers and trustees of the Portfolios, except that Thomas J. Runkel is not an officer or trustee of the Adjustable Rate Securities Portfolios. The following trustee and officer of the Adjustable Rate Securities Portfolios are not officers or trustees of the Trust:

                            POSITIONS AND OFFICES     PRINCIPAL OCCUPATION
NAME, AGE AND ADDRESS        WITH THE PORTFOLIOS      DURING THE PAST FIVE YEARS
--------------------------------------------------------------------------------
 William J. Lippman (72)
 One Parker Plaza
 Fort Lee, NJ 07024

 Trustee

Senior Vice President, Franklin Resources, Inc. and Franklin Management, Inc.; President and Director, Franklin Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of seven of the investment companies in the Franklin Templeton Group of Funds.

 Edward V. McVey (60)
 777 Mariners Island Blvd.
 San Mateo, CA 94404

 Vice President

Senior  Vice   President  and  National  Sales   Manager,   Franklin   Templeton
Distributors, Inc.; and officer of 30 of the investment companies in the Franklin Templeton Group of Funds.

Mr. Lippmann is considered an "interested person" of the Portfolios under the 1940 Act.

The tables above show the officers and Board members and the trustees of the Adjustable Rate Securities Portfolios who are affiliated with Distributors and Advisers. Nonaffiliated members of the Board are currently paid $200 per month plus $200 per meeting attended. Nonaffiliated trustees of the Adjustable Rate Securities Portfolios are currently paid $50 per month plus $50 per meeting attended. As shown above, the nonaffiliated Board members and trustees of the Adjustable Rate Securities Portfolios also serve as directors or trustees of other investment companies in the Franklin Templeton Group of Funds. They may receive fees from these funds for their services. The following table provides the total fees paid to nonaffiliated Board members and trustees of the Adjustable Rate Securities Portfolios by the Trust, by the Adjustable Rate Securities Portfolios, and by other funds in the Franklin Templeton Group of Funds.

                                                                                  NUMBER OF BOARDS
                                                                TOTAL FEES        IN THE FRANKLIN
                            TOTAL FEES      TOTAL FEES       RECEIVED FROM THE    TEMPLETON GROUP
                          RECEIVED FROM    RECEIVED FROM     FRANKLIN TEMPLETON  OF FUNDS ON WHICH
NAME                        THE TRUST*    THE PORTFOLIOS**   GROUP OF FUNDS***    EACH SERVES****
--------------------------------------------------------------------------------------------------
Frank H. Abbott, III         $4,600           $800              $165,236              29

Harris J. Ashton             $4,600           $800              $343,591              53

S. Joseph Fortunato          $4,600           $800              $360,411              55

David W. Garbellano+         $4,200           $700              $148,916              28

Frank W.T. LaHaye            $4,400           $750              $139,233              27

Gordon S. Macklin            $4,600           $800              $335,541              50

*For the fiscal year ended June 30, 1997.
**For the eight months ended June 30, 1997.
***For the calendar year ended December 31, 1996.
****We base the number of boards on the number of registered investment companies in the Franklin Templeton Group of Funds. This number does not include the total number of series or funds within each investment company for which the Board members and trustees of the Adjustable Rate Securities Portfolios are responsible. The Franklin Templeton Group of Funds currently includes 58 registered investment companies, with approximately 170 U.S. based funds or series. +Deceased, September 27, 1997.

Nonaffiliated members of the Board and trustees of the Adjustable Rate Securities Portfolios are reimbursed for expenses incurred in connection with attending board meetings, paid pro rata by each fund in the Franklin Templeton Group of Funds for which they serve as director or trustee. No officer or Board member or trustee of the Adjustable Rate Securities Portfolios received any other compensation, including pension or retirement benefits, directly or indirectly from the Fund, the Adjustable Rate Securities Portfolios, or other funds in the Franklin Templeton Group of Funds. Certain officers or Board members and trustees of the Adjustable Rate Securities Portfolios who are shareholders of Resources may be deemed to receive indirect remuneration by virtue of their participation, if any, in the fees paid to its subsidiaries.

As of October 2, 1997, the officers and Board members did not own of record or beneficially any of the Fund's shares. Many of the Board members own shares in other funds in the Franklin Templeton Group of Funds. Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Charles E. Johnson.


INVESTMENT MANAGEMENT AND OTHER SERVICES


INVESTMENT  MANAGER AND  ADMINISTRATOR  AND SERVICES  PROVIDED.  Advisers is the
investment manager of the Portfolio and is also the administrator of the Fund. Advisers provides investment research and portfolio management services, including the selection of securities for the Portfolio to buy, hold or sell and the selection of brokers through whom the Portfolio's portfolio transactions are executed. Advisers' activities are subject to the review and supervision of the Board of Trustees of the Adjustable Rate Securities Portfolios to whom Advisers renders periodic reports of the Portfolio's investment activities. Advisers and its officers, directors and employees are covered by fidelity insurance for the protection of the Fund and the Portfolio.

Advisers and its affiliates act as investment manager to numerous other investment companies and accounts. Advisers may give advice and take action with respect to any of the other funds it manages, or for its own account, that may differ from action taken by Advisers on behalf of the Portfolio. Similarly, with respect to the Portfolio, Advisers is not obligated to recommend, buy or sell, or to refrain from recommending, buying or selling any security that Advisers and access persons, as defined by the 1940 Act, may buy or sell for its or their own account or for the accounts of any other fund. Advisers is not obligated to refrain from investing in securities held by the Portfolio or other funds that it manages. Of course, any transactions for the accounts of Advisers and other access persons will be made in compliance with the Portfolio's Code of Ethics. Please see "Miscellaneous Information - Summary of Code of Ethics."


MANAGEMENT AND ADMINISTRATION FEES. Under its management agreement, the Portfolio pays Advisers a management fee equal to an annual rate of 40/100 of 1% of average daily net assets up to and including $5 billion; 35/100 of 1% of net assets in excess of $5 billion up to and including $10 billion; 33/100 of 1% of net assets in excess of $10 billion up to and including $15 billion; and 30/100 of 1% of net assets in excess of $15 billion. The fee is computed at the close of business on the last business day of each month.

Advisers provides various administrative, statistical, and other services to the Fund. Under its administration agreement, the Fund pays Advisers an administration fee equal to an annual rate of 5/100 of 1% of the value of the Fund's average daily net assets. The fee is computed at the close of business on the last business day of each month.


For the fiscal years ended October 31, 1994, 1995 and 1996, and the eight month period ended June 30, 1997, management fees, before any advance waiver, totaled $4,787,133, $2,456,413, $1,891,159, and $1,019,002, respectively, for the
Mortgage Portfolio and $372,319, $119,324, $89,969, and $63,491, respectively, for the Securities Portfolio. Under an agreement by Advisers to waive or limit its fees, management fees paid for the same periods were $0, $968,077, $1,090,876, and $570,999, respectively, for the Mortgage Portfolio and $205,735, $55,384, $41,378, and $32,332, respectively, for the Securities Portfolio.

For the fiscal years ended June 30, 1995, 1996 and 1997, administration fees, before any advance waiver, totaled $18,855, $7,276, and $4,327, respectively, for the Adjustable U.S. Government Fund and $7,453, $4,313, and $2,368, respectively, for the Adjustable Rate Securities Fund. Under an agreement by Advisers to waive or limit its fees, administration fees paid for the same periods were $7,825, $7,276, and $4,327, respectively, for the Adjustable U.S. Government Fund and $0, $4,313, and $2,368, respectively, for the Adjustable Rate Securities Fund.

MANAGEMENT AGREEMENT. The management agreement for the Portfolio is in effect until February 28, 1998. It may continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board of Trustees of the Adjustable Rate Securities Portfolios or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, and in either event by a majority vote of the trustees of the Adjustable Rate Securities Portfolios who are not parties to the management agreement or interested persons of any such party (other than as members of the Board of Trustees of the Adjustable Rate Securities Portfolios), cast in person at a meeting called for that purpose. The management agreement may be terminated without penalty at any time by the Board of Trustees of the Adjustable Rate Securities Portfolios or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, or by Advisers on 60 days' written notice, and will automatically terminate in the event of its assignment, as defined in the 1940 Act.

SHAREHOLDER SERVICING AGENT. Investor Services, a wholly owned subsidiary of Resources, is the Fund's shareholder servicing agent and acts as the Fund's transfer agent and dividend-paying agent. Investor Services is compensated on the basis of a fixed fee per account. The Fund may also reimburse Investor Services for certain out-of-pocket expenses, which may include payments by Investor Services to entities, including affiliated entities, that provide sub-shareholder services, recordkeeping and/or transfer agency services to beneficial owners of the Fund. The amount of reimbursements for these services per benefit plan participant Fund account per year may not exceed the per account fee payable by the Fund to Investor Services in connection with maintaining shareholder accounts.

CUSTODIAN. Investor Services, in its capacity as the transfer agent for the Portfolio, effectively acts as the Fund's custodian and holds the Fund's shares of the Portfolio on its books. Bank of New York, Mutual Funds Division, 90 Washington Street, New York, New York 10286, acts as custodian of the Fund's cash, pending investment in shares of the Portfolio. The custodian does not participate in decisions relating to the purchase and sale of portfolio securities.

AUDITORS. Coopers & Lybrand L.L.P., 333 Market Street, San Francisco, California 94105, are the Fund's independent auditors. During the fiscal year ended June 30, 1997, their auditing services consisted of rendering an opinion on the financial statements of the Trust included in the Trust's Annual Report to Shareholders for the fiscal year ended June 30, 1997.

HOW DOES THE PORTFOLIO
BUY SECURITIES FOR ITS PORTFOLIO?


The Fund will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the Portfolio.

Since most purchases by the Portfolio are principal transactions at net prices, the Portfolio incurs little or no brokerage costs. The Portfolio deals directly with the selling or buying principal or market maker without incurring charges for the services of a broker on its behalf, unless it is determined that a better price or execution may be obtained by using the services of a broker. Purchases of portfolio securities from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include a spread between the bid and ask prices. The Portfolio seeks to obtain prompt execution of orders at the most favorable net price. Transactions may be directed to dealers in return for research and statistical information, as well as for special services provided by the dealers in the execution of orders.


It is not possible to place a dollar value on the special executions or on the research services Advisers receives from dealers effecting transactions in portfolio securities. The allocation of transactions in order to obtain additional research services permits Advisers to supplement its own research and analysis activities and to receive the views and information of individuals and research staffs of other securities firms. As long as it is lawful and appropriate to do so, Advisers and its affiliates may use this research and data in their investment advisory capacities with other clients. If the Fund's officers are satisfied that the best execution is obtained, the sale of Fund shares, as well as shares of other funds in the Franklin Templeton Group of Funds, may also be considered a factor in the selection of broker-dealers to execute the Fund's portfolio transactions.

Because Distributors is a member of the National Association of Securities Dealers, Inc., it may sometimes receive certain fees when the Portfolio tenders portfolio securities pursuant to a tender-offer solicitation. As a means of recapturing brokerage for the benefit of the Portfolio, any portfolio securities tendered by the Portfolio will be tendered through Distributors if it is legally permissible to do so. In turn, the next management fee payable to Advisers will be reduced by the amount of any fees received by Distributors in cash, less any costs and expenses incurred in connection with the tender.


If purchases or sales of securities of the Portfolio and one or more other investment companies or clients supervised by Advisers are considered at or about the same time, transactions in these securities will be allocated among the several investment companies and clients in a manner deemed equitable to all by Advisers, taking into account the respective sizes of the funds and the amount of securities to be purchased or sold. In some cases this procedure could have a detrimental effect on the price or volume of the security so far as the Portfolio is concerned. In other cases it is possible that the ability to participate in volume transactions and to negotiate lower brokerage commissions will be beneficial to the Portfolio.


During the fiscal years ended October 31, 1994, 1995, and 1996 and the eight months ended June 30, 1997, the Portfolio paid no brokerage commissions.

As of June 30, 1997, neither the Fund nor the Portfolio owned securities of its regular broker-dealers.


HOW DO I BUY, SELL AND EXCHANGE SHARES?

ADDITIONAL INFORMATION ON BUYING SHARES

The Fund continuously offers its shares through Securities Dealers who have an agreement with Distributors. Securities laws of states where the Fund offers its shares may differ from federal law. Banks and financial institutions that sell shares of the Fund may be required by state law to register as Securities Dealers.

When you buy shares, if you submit a check or a draft that is returned unpaid to the Fund we may impose a $10 charge against your account for each returned item.

Under agreements with certain banks in Taiwan, Republic of China, the Fund's shares are available to these banks' trust accounts without a sales charge. The banks may charge service fees to their customers who participate in the trusts. A portion of these service fees may be paid to Distributors or one of its affiliates to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

ADDITIONAL INFORMATION ON EXCHANGING SHARES

If you request the exchange of the total value of your account, accrued but unpaid income dividends and capital gain distributions will be reinvested in the Fund at the Net Asset Value on the date of the exchange, and then the entire share balance will be exchanged into the new fund. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange is included in the tax section in this SAI and in the Prospectus.


The proceeds from the sale of shares of an investment company are generally not available until the fifth business day following the sale. The funds you are seeking to exchange into may delay issuing shares pursuant to an exchange until that fifth business day. The sale of Fund shares to complete an exchange will be effected at Net Asset Value at the close of business on the day the request for exchange is received in proper form. Please see "May I Exchange Shares for Shares of Another Fund?" in the Prospectus.


ADDITIONAL INFORMATION ON SELLING SHARES

THROUGH YOUR SECURITIES DEALER. If you sell shares through your Securities Dealer, it is your dealer's responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from your dealer's failure to do so must be settled between you and your Securities Dealer.

REDEMPTIONS IN KIND. The Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the SEC. In the case of redemption requests in excess of these amounts, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash.

GENERAL INFORMATION


If dividend checks are returned to the Fund marked "unable to forward" by the postal service, we will consider this a request by you to change your dividend option to reinvest all distributions. The proceeds will be reinvested in additional shares at Net Asset Value until we receive new instructions.

Distribution or redemption checks sent to you do not earn interest or any other income during the time the checks remain uncashed. Neither the Fund nor its affiliates will be liable for any loss caused by your failure to cash such checks.

If mail is returned as undeliverable or we are unable to locate you or verify your current mailing address, we may deduct the costs of any efforts to find you from your account. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for its location services.

All checks, drafts, wires and other payment mediums used to buy or sell shares of the Fund must be denominated in U.S. dollars, drawn on a U.S. bank, and are accepted subject to collection at full face value. We may, in our sole discretion, either (a) reject any order to buy or sell shares denominated in any other currency or (b) honor the transaction or make adjustments to your account for the transaction as of a date and with a foreign currency exchange factor determined by the drawee bank.

SPECIAL SERVICES. Investor Services may pay certain financial institutions that maintain omnibus accounts with the Fund on behalf of numerous beneficial owners for recordkeeping operations performed with respect to such owners. For each beneficial owner in the omnibus account, the Fund may reimburse Investor Services an amount not to exceed the per account fee that the Fund normally pays Investor Services. These financial institutions may also charge a fee for their services directly to their clients.


Investor Services may charge you separate fees, negotiated directly with you, for providing special services in connection with your account, such as subaccounting, processing a large number of wires each month or other special handling that you may request. Fees for special services will not increase the expenses borne by the Fund.

Certain   shareholder   servicing  agents  may  be  authorized  to  accept  your
transaction request.

HOW ARE FUND SHARES VALUED?


We calculate the Net Asset Value per share as of the scheduled close of the NYSE, generally 1:00 p.m. Pacific time, each day that the NYSE is open for trading. As of the date of this SAI, the Fund is informed that the NYSE observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

For the purpose of determining the aggregate net assets of the Portfolio, cash and receivables are valued at their realizable amounts. Interest is recorded as accrued. Portfolio securities listed on a securities exchange or on the NASDAQ National Market System for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, within the range of the most recent quoted bid and ask prices. Over-the-counter portfolio securities are valued within the range of the most recent quoted bid and ask prices. Portfolio securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market as determined by Advisers.

Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the Net Asset Value of the Fund's shares is determined as of such times. Occasionally, events affecting the values of these securities may occur between the times at which they are determined and the scheduled close of the NYSE that will not be reflected in the computation of the Fund's Net Asset Value. If events materially affecting the values of these securities occur during this period, the securities will be valued at their fair value as determined in good faith by the Board.

Other securities for which market quotations are readily available are valued at the current market price, which may be obtained from a pricing service, based on a variety of factors including recent trades, institutional size trading in similar types of securities (considering yield, risk and maturity) and/or developments related to specific issues. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board of Trustees of the Adjustable Rate Securities Portfolios. With the approval of the trustees, the Portfolio may utilize a pricing service, bank or Securities Dealer to perform any of the above described functions.


ADDITIONAL INFORMATION ON
DISTRIBUTIONS AND TAXES

DISTRIBUTIONS

You may receive two types of distributions from the Fund:


1. INCOME DIVIDENDS. The Fund receives income generally in the form of dividends, interest and other income derived from its investments. This income, less the expenses incurred in the Fund's operations, is its net investment income from which income dividends may be distributed. Thus, the amount of dividends paid per share may vary with each distribution.

2. CAPITAL GAIN DISTRIBUTIONS. The Fund may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Distributions by the Fund derived from net short-term and net long-term capital gains (after taking into account any capital loss carryforward or post-October loss deferral) may generally be made once a year in December to reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year and any undistributed capital gains from the prior fiscal year. The Fund may adjust the timing of these distributions for operational or other reasons.


TAXES

As stated in the Prospectus, the Fund has elected and qualified to be treated as a regulated investment company under Subchapter M of the Code. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines this course of action to be beneficial to shareholders. In that case, the Fund will be subject to federal and possibly state corporate taxes on its taxable income and gains, and distributions to shareholders will be taxable to the extent of the Fund's available earnings and profits.

The Code requires all funds to distribute at least 98% of their taxable ordinary income earned during the calendar year and at least 98% of their capital gain net income earned during the twelve month period ending October 31 of each year (in addition to amounts from the prior year that were neither distributed nor taxed to the fund) to shareholders by December 31 of each year in order to avoid the imposition of a federal excise tax. Under these rules, certain distributions that are declared in October, November or December but which, for operational reasons, may not be paid to you until the following January, will be treated for tax purposes as if paid by the Fund and received by you on December 31 of the calendar year in which they are declared. The Fund intends, as a matter of policy, to declare dividends in December to avoid the imposition of this tax, but does not guarantee that its distributions will be sufficient to avoid any or all federal excise taxes.

Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. For most shareholders, gain or loss will be recognized in an amount equal to the difference between your basis in the shares and the amount received, subject to the rules described below. If the shares are a capital asset in your hands, gain or loss will be capital gain or loss and will be long-term for federal income tax purposes if the shares have been held for more than one year.

All or a portion of a loss realized upon a redemption of shares will be disallowed to the extent other shares of the Fund are purchased (through reinvestment of dividends or otherwise) within 30 days before or after the redemption. Any loss disallowed under these rules will be added to the tax basis of the shares purchased.


While many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by a fund from direct obligations of the U.S. government, none of the distributions of the Fund are expected to qualify for such tax-free treatment. Investments in mortgage-backed securities (including GNMA, FNMA, and FHLMC securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states.


THE FUND'S UNDERWRITER


Pursuant to an underwriting agreement, Distributors acts as principal underwriter in a continuous public offering of the Fund's shares. The underwriting agreement will continue in effect for successive annual periods if its continuance is specifically approved at least annually by a vote of the Board or by a vote of the holders of a majority of the Fund's outstanding voting securities, and in either event by a majority vote of the Board members who are not parties to the underwriting agreement or interested persons of any such party (other than as members of the Board), cast in person at a meeting called for that purpose. The underwriting agreement terminates automatically in the event of its assignment and may be terminated by either party on 90 days' written notice.


Distributors pays the expenses of the distribution of Fund shares, including advertising expenses and the costs of printing sales material and prospectuses used to offer shares to the public. The Fund pays the expenses of preparing and printing amendments to its registration statements and prospectuses (other than those necessitated by the activities of Distributors) and of sending prospectuses to existing shareholders.

HOW DOES THE FUND
MEASURE PERFORMANCE?


Performance quotations are subject to SEC rules. These rules require the use of standardized performance quotations or, alternatively, that every non-standardized performance quotation furnished by the Fund be accompanied by certain standardized performance information computed as required by the SEC. Average annual total return and current yield quotations used by the Fund are based on the standardized methods of computing performance mandated by the SEC. An explanation of these and other methods used by the Fund to compute or express performance follows. Regardless of the method used, past performance does not guarantee future results, and is an indication of the return to shareholders only for the limited historical period used.


TOTAL RETURN


AVERAGE ANNUAL TOTAL RETURN. Average annual total return is determined by finding the average annual rates of return over the periods indicated below that would equate an initial hypothetical $1,000 investment to its ending redeemable value. The calculation assumes income dividends and capital gain distributions are reinvested at Net Asset Value. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees.

The average annual total return for the one- and five-year period ended June 30, 1997, and the period from inception to June 30, 1997, was 7.37%, 4.20%, and 4.40%, respectively, for the Adjustable U.S. Government Fund and 7.66%, 5.55%, and 5.57%, respectively, for the Adjustable Rate Securities Fund. The Adjustable U.S. Government Fund and Adjustable Rate Securities Fund commenced operations on November 1, 1991, and January 3, 1992, respectively.


These figures were calculated according to the SEC formula:


                                        n
                                 P (1+T)  = ERV


where:

P     =     a hypothetical initial payment of $1,000

T     =     average annual total return

n     =     number of years


ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of each periods at the end of each period

CUMULATIVE TOTAL RETURN. Like average annual total return, cumulative total return assumes income dividends and capital gain distributions are reinvested at Net Asset Value. Cumulative total return, however, is based on the actual return for a specified period rather than on the average return over the periods indicated above. The cumulative total return for the one- and five-year periods ended June 30, 1997, and the period from inception to June 30, 1997, was 7.37%, 22.84%, and 27.17%, respectively, for the Adjustable U.S. Government Fund and 7.66%, 30.98%, and 34.68%, respectively, for the Adjustable Rate Securities Fund.


YIELD


CURRENT YIELD. Current yield shows the income per share earned by the Fund. It is calculated by dividing the net investment income per share earned during a 30-day base period by the Net Asset Value per share on the last day of the period and annualizing the result. Expenses accrued for the period include any fees charged to all shareholders during the base period. The yield for the 30-day period ended June 30, 1997, was 6.30% for the Adjustable U.S. Government Fund and 5.88% for the Adjustable Rate Securities Fund.


These figures were obtained using the following SEC formula:


                                                6
                          Yield = 2 [( a-b + 1 )  - 1]
                                       ---
                                       cd


where:

a = dividends and interest earned during the period

b = expenses accrued for the period (net of reimbursements)

c = the average daily number of shares outstanding during the period that were entitled to receive dividends

d = the Net Asset Value per share on the last day of the period

CURRENT DISTRIBUTION RATE


Current yield, which is calculated according to a formula prescribed by the SEC, is not indicative of the amounts which were or will be paid to shareholders. Amounts paid to shareholders are reflected in the quoted current distribution rate. The current distribution rate is usually computed by annualizing the dividends paid per share during a certain period and dividing that amount by the current Net Asset Value. The current distribution rate differs from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, such as short-term capital gains and is calculated over a different period of time. The current distribution rate for the 30-day period ended June 30, 1997, was 6.32% for the Adjustable U.S. Government Fund and 6.11% for the Adjustable Rate Securities Fund.


VOLATILITY

Occasionally  statistics  may be used to show  the  Fund's  volatility  or risk.
Measures of volatility or risk are generally used to compare the Fund's Net Asset Value or performance to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market, as represented by an index considered representative of the types of securities in which the fund invests. A beta of more than 1.00 indicates volatility greater than the market and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of Net Asset Value or total return around an average over a specified period of time. The idea is that greater volatility means greater risk undertaken in achieving performance.

OTHER PERFORMANCE QUOTATIONS


The Fund may include in its advertising or sales material information relating to investment objectives and performance results of funds belonging to the Franklin Templeton Group of Funds. Resources is the parent company of the advisors and underwriter of the Franklin Templeton Group of Funds.


COMPARISONS

To help you better evaluate how an investment in the Fund may satisfy your investment objective, advertisements and other materials about the Fund may discuss certain measures of Fund performance as reported by various financial publications. Materials may also compare performance (as calculated above) to performance as reported by other investments, indices, and averages. These comparisons may include, but are not limited to, the following examples:


a) Lipper - Mutual Fund Performance Analysis, Lipper - Fixed Income Fund Performance Analysis, and Lipper - Mutual Fund Yield Survey, and Lipper - Mutual Fund Indices - measure total return and average current yield for the mutual fund industry and rank individual mutual fund performance over specified time periods, assuming reinvestment of all distributions, exclusive of any applicable sales charges.


b) CDA Mutual Fund Report, published by CDA Investment Technologies, Inc. - analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.

c) Mutual Fund Source Book, published by Morningstar, Inc. - analyzes price, yield, risk, and total return for mutual funds.


d) Financial publications:  THE WALL STREET JOURNAL, AND BUSINESS WEEK, CHANGING
TIMES,  FINANCIAL  WORLD,  FORBES,   FORTUNE,  AND  MONEY  MAGAZINES  -  provide
performance statistics over specified time periods.


e) Consumer Price Index (or Cost of Living Index), published by the U.S. Bureau of Labor Statistics - a statistical measure of change, over time, in the price of goods and services in major expenditure groups.

f) Stocks, Bonds, Bills, and Inflation, published by Ibbotson Associates - historical measure of yield, price, and total return for common and small company stock, long-term government bonds, Treasury bills, and inflation.

g) Savings and Loan Historical Interest Rates - as published in the U.S. Savings & Loan League Fact Book.

h) Salomon Brothers Broad Bond Index or its component indices - measures yield, price, and total return for Treasury, agency, corporate and mortgage bonds.

i) Salomon Brothers Composite High Yield Index or its component indices - measures yield, price and total return for the Long-Term High-Yield Index, Intermediate-Term High-Yield Index and Long-Term Utility High-Yield Index.

j) Lehman Brothers Aggregate Bond Index or its component indices - measures yield, price and total return for Treasury, agency, corporate, mortgage and yankee bonds.


k) Lehman Brothers Short 1-2 Year Government Index - total return index which includes fixed rate debt securities issued by the U.S. government rated investment grade or higher by Moody's, S&P, or Fitch with one- to two-year maturity range.

l) Other taxable investments, including CDs, money market deposit accounts, checking accounts, savings accounts, money market mutual funds, and repurchase agreements.

m) Standard & Poor's Bond Indices - measure yield and price of corporate, municipal, and government bonds.

n) IBC/Donoghue's Money Fund Report(R) - industry averages for seven-day annualized and compounded yields of taxable, tax-free and government money funds.

o) Historical data supplied by the research departments of First Boston Corporation, the J.P. Morgan companies, Salomon Brothers, Merrill Lynch, Lehman Brothers and Bloomberg L.P.

p) Morningstar - information published by Morningstar, Inc., including Morningstar proprietary mutual fund ratings. The ratings reflect Morningstar's assessment of the historical risk adjusted performance of a fund over specified time periods relative to other funds within its class.


From time to time, advertisements or information for the Fund may include a discussion of certain attributes or benefits to be derived from an investment in the Fund. The advertisements or information may include symbols, headlines, or other material that highlights or summarizes the information discussed in more detail in the communication.


Advertisements or information may also compare the Fund's performance to the return on CDs or other investments. You should be aware, however, that an investment in the Fund involves the risk of fluctuation of principal value, a risk generally not present in an investment in a CD issued by a bank. For example, as the general level of interest rates rise, the value of the Portfolio's fixed-income investments, as well as the value of its and the Fund's shares that are based upon the value of such portfolio investments, can be expected to decrease. Conversely, when interest rates decrease, the value of the Portfolio's and thus the Fund's shares can be expected to increase. CDs are frequently insured by an agency of the U.S. government. An investment in the Fund is not insured by any federal, state or private entity.

In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indices and averages is not identical to the Fund's portfolio, the indices and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Fund to calculate its figures. In addition, there can be no assurance that the Fund will continue its performance as compared to these other averages.

From time to time, the Adjustable U.S. Government Fund may advertise offers for the general public to attend free seminars where a guest speaker will discuss the benefits of investing in Franklin's professionally managed portfolio of U.S. government securities.

In addition, in promoting the sale of Fund shares, advertisements or information for the Fund may also include quotes from Benjamin Franklin, especially Poor Richard's Almanac.


MISCELLANEOUS INFORMATION


The Fund is a member of the Franklin Templeton Group of Funds, one of the largest mutual fund organizations in the U.S., and may be considered in a program for diversification of assets. Founded in 1947, Franklin, one of the oldest mutual fund organizations, has managed mutual funds for over 49 years and now services more than 2.7 million shareholder accounts. In 1992, Franklin, a leader in managing fixed-income mutual funds and an innovator in creating domestic equity funds, joined forces with Templeton, a pioneer in international investing. The Mutual Series team, known for its value-driven approach to domestic equity investing, became part of the organization four years later. Together, the Franklin Templeton Group has over $212 billion in assets under management for more than 5.6 million U.S. based mutual fund shareholder and other accounts. The Franklin Templeton Group of Funds offers 120 U.S. based open-end investment companies to the public. The Fund may identify itself by its NASDAQ symbol or CUSIP number.

As of October 2, 1997, the principal shareholders of each Fund, beneficial or of record, were as follows:

                                    Share
Name and Address                    Amount                Percentage
--------------------------------------------------------------------
Adjustable U.S.
 Government Fund

Key Trust Company
 of the West Ttee
FBO Laurel W. Murphy
#30103000130180
Attn: Mutual Funds
P.O. Box 94871
Cleveland,
OH 44101-4871                     38,646.570                 5.57%

ISTCO A Partnership
c/o Magna Trust Co.
222 E. Main St.
P.O. Box 523
Belleville,
IL 62222-0523                    109,193.676                15.74%

City of Stockton
 General Pool
Attn: Accounting Dept
425 N. El Dorado St.
Stockton,
CA 95202-1951                    150,000.000                21.63%

Bank of Stockton
 Trust Department
P.O. Box 1110
Stockton,
CA 95201-1110                    166,975.755                24.07%

Adjustable Rate
 Securities Fund

WEBAT & Co.
107 Post Rd. E.
P.O. Box 5177
Westport,
CT 06881-5177                     15,122.248                11.55%

WEBAT & Co.
107 Post Rd. E.
P.O. Box 5177
Westport,
CT 06881-5177                     28,970.659                22.13%

Dai-Ichi Kangyo
 Bank of CA Ttee
 for the Employees
 Retirement Plan of the
 Dai-Ichi Kangyo Bank Ltd.
c/o BAC/Plan Member Services
1200 5th Ave., Ste. 600
Seattle,
WA 98101-1188                     85,920.846                65.64%

From time to time, the number of Fund shares held in the "street name" accounts of various Securities Dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding.


As a shareholder of a Massachusetts business trust, you could, under certain circumstances, be held personally liable as a partner for its obligations. The Trust's Agreement and Declaration of Trust, however, contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if you are held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against you for any act or obligation of the Fund and satisfy any judgment thereon. All such rights are limited to the assets of the Fund. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Furthermore, the activities of the Fund as an investment company, as distinguished from an operating company, would not likely give rise to liabilities in excess of the Fund's total assets. Thus, the risk of you incurring financial loss on account of shareholder liability is limited to the unlikely circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.


In the event of disputes involving multiple claims of ownership or authority to control your account, the Fund has the right (but has no obligation) to: (a) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, before executing instructions regarding the account; (b) interplead disputed funds or accounts with a court of competent jurisdiction; or (c) surrender ownership of all or a portion of the account to the IRS in response to a Notice of Levy.

Distributors and/or its affiliates provide financial support to various Securities Dealers that sell shares of the Franklin Templeton Group of Funds. This support is based primarily on the amount of sales of fund shares. The amount of support may be affected by: total sales; net sales; levels of redemptions; the proportion of a Securities Dealer's sales and marketing efforts in the Franklin Templeton Group of Funds; a Securities Dealer's support of, and participation in, Distributors' marketing programs; a Securities Dealer's compensation programs for its registered representatives; and the extent of a Securities Dealer's marketing programs relating to the Franklin Templeton Group of Funds. Financial support to Securities Dealers may be made by payments from Distributors' resources, from Distributors' retention of underwriting concessions and, in the case of funds that have Rule 12b-1 plans, from payments to Distributors under such plans. In addition, certain Securities Dealers may receive brokerage commissions generated by fund portfolio transactions in accordance with the NASD's rules.

SUMMARY OF CODE OF ETHICS. Employees of the Franklin Templeton Group who are access persons under the 1940 Act are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (i) the trade must receive advance clearance from a compliance officer and must be completed by the close of the business day following the day clearance is granted; (ii) copies of all brokerage confirmations must be sent to a compliance officer and, within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the compliance officer; and
(iii) access persons involved in preparing and making investment decisions must, in addition to (i) and (ii) above, file annual reports of their securities holdings each January and inform the compliance officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.


USEFUL TERMS AND DEFINITIONS

1940 ACT - Investment Company Act of 1940, as amended

ADVISERS - Franklin Advisers, Inc., the Portfolio's investment manager and the Fund's administrator

BOARD - The Board of Trustees of the Trust

CD - Certificate of deposit

CODE - Internal Revenue Code of 1986, as amended

DISTRIBUTORS - Franklin/Templeton Distributors, Inc., the Fund's principal underwriter


FRANKLIN TEMPLETON GROUP - Franklin Resources, Inc., a publicly owned holding company, and its various subsidiaries

FRANKLIN TEMPLETON GROUP OF FUNDS - All U.S. registered investment companies in the Franklin Group of Funds(R) and the Templeton Group of Funds


INVESTOR SERVICES - Franklin/Templeton Investor Services, Inc., the Fund's shareholder servicing and transfer agent

IRS - Internal Revenue Service


MOODY'S - Moody's Investors Services, Inc.

NASD - National Association of Securities Dealers, Inc.


NET ASSET VALUE (NAV) - The value of a mutual fund is determined by deducting the fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.


NYSE - New York Stock Exchange

PROSPECTUS - The prospectus for the Fund dated November 1, 1997, as may be amended from time to time


RESOURCES - Franklin Resources, Inc.

SAI - Statement of Additional Information


S&P - Standard & Poor's Corporation


SEC - U.S. Securities and Exchange Commission


SECURITIES DEALER - A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Fund. This reference is for convenience only and does not indicate a legal conclusion of capacity.


U.S. - United States

WE/OUR/US - Unless a different meaning is indicated by the context, these terms refer to the Fund and/or Investor Services, Distributors, or other wholly-owned subsidiaries of Resources.

APPENDICES

SUMMARY OF PROCEDURES
TO MONITOR CONFLICTS OF INTEREST


The Board of Trustees of the Adjustable Rate Securities Portfolios, on behalf of each Portfolio ("master fund"), and the Board on behalf of each Fund ("feeder fund"), both of which, except in the case of one trustee, are composed of the same individuals, recognize that there is the potential for certain conflicts of interest to arise between the master fund and the feeder fund in this format. These potential conflicts of interest could include, among others: the creation of additional feeder funds with different fee structures; the creation of additional feeder funds that could have controlling voting interests in any pass-through voting which could affect investment and other policies; a proposal to increase fees at the master fund level; and any consideration of changes in fundamental policies at the master fund level that may or may not be acceptable to a particular feeder fund.

In recognition of the potential for conflicts of interest to develop, the Board and the Board of Trustees of the Adjustable Rate Securities Portfolios have adopted certain procedures under which i) management of the master fund and the feeder fund will, on a yearly basis, report to each board, including the independent members of each board, on the operation of the master/feeder fund structure; ii) the independent members of each board will have ongoing responsibility for reviewing all proposals at the master fund level to determine whether any proposal presents a potential for a conflict of interest and to the extent any other potential conflicts arise before the normal annual review, they will act promptly to review the potential conflict; iii) if the independent members of each board determine that a situation or proposal presents a potential conflict, they will request a written analysis from the master fund management describing whether the apparent potential conflict of interest will impede the operation of the constituent feeder fund and the interests of the feeder fund's shareholders; and iv) upon receipt of the analysis, the independent members of each board shall review the analysis and present their conclusion to the full boards.


If no actual conflict is deemed to exist, the independent board members will recommend that no further action be taken. If the analysis is inconclusive, they may submit the matter to and be guided by the opinion of independent legal counsel issued in a written opinion. If a conflict is deemed to exist, they may recommend one or more of the following actions: i) suggest a course of action designed to eliminate the potential conflict of interest; ii) if appropriate, request that the full boards submit the potential conflict to shareholders for resolution; iii) recommend to the full boards that the affected feeder fund no longer invest in its designated master fund and propose either a search for a new master fund in which to invest the feeder fund's assets or the hiring of an investment manager to manage the feeder fund's assets in accordance with its objectives and policies; iv) recommend to the full boards that a new board be recommended to shareholders for approval; or v) recommend such other action as may be considered appropriate.

DESCRIPTION OF RATINGS

CORPORATE BOND RATINGS

MOODY'S


AAA - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger.

A - Bonds rated A possess many favorable investment attributes and are considered upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

BAA - Bonds rated Baa are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.


BA - Bonds rated Ba are judged to have predominantly speculative elements and their future cannot be considered well assured. Often the protection of interest and principal payments is very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

NOTE: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification in its corporate bond ratings. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong and, in the majority of instances, differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

COMMERCIAL PAPER RATINGS

MOODY'S

Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually their promissory obligations not having an original maturity in excess of nine months. Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

P-1 (Prime-1): Superior capacity for repayment.

P-2 (Prime-2): Strong capacity for repayment.

S&P


S&P's ratings are a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues within the "A" category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety, as follows:

A-1: This designation indicates the degree of safety regarding timely payment is very strong. A "plus" (+) designation indicates an even stronger likelihood of timely payment.


A-2: Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming as for issues designated A-1.

A-3: Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

FINANCIAL STATEMENTS


The audited financial statements contained in the Annual Report to Shareholders of the Trust, for the fiscal year ended June 30, 1997, including the auditors' report and the unaudited financial statements of the Adjustable Rate Securities Portfolios for the period ended June 30, 1997, are incorporated herein by reference. Following are the audited financial statements for the Portfolios for the fiscal year ended October 31, 1996, including the auditors' report.









ADJUSTABLE RATE SECURITIES PORTFOLIOS
===========================================================================================================================
Statement of Investments in Securities and Net Assets, October 31, 1996

    Face                                                                                                Value
   Amount        U.S. Government Adjustable Rate Mortgage Portfolio                                   (Note 1)
---------------------------------------------------------------------------------------------------------------------------
                 Adjustable Rate Mortgage Securities  93.7%
                 Federal Home Loan Mortgage Corp. (FHLMC)  24.6%
$  5,469,835     FHLMC, Cap 11.253%, Margin 1.75% + CMT, Resets Annually, 7.375%, 11/01/16 .....     $ 5,618,157
   2,021,013     FHLMC, Cap 11.939%, Margin 2.127% + CMT, Resets Annually, 7.675%, 07/01/20 ....       2,073,337
     713,733     FHLMC, Cap 12.176%, Margin 2.015% + CMT, Resets Annually, 7.351%, 04/01/20 ....         729,314
   3,399,699     FHLMC, Cap 12.177%, Margin 2.265% + CMT, Resets Annually, 7.558%, 07/01/20 ....       3,501,554
     730,730     FHLMC, Cap 12.68%, Margin 2.195% + CMT, Resets Annually, 7.851%, 02/01/19 .....         759,696
   2,343,248     FHLMC, Cap 12.723%, Margin 2.189% + CMT, Resets Annually, 7.667%, 04/01/19 ....       2,433,932
   5,163,270     FHLMC, Cap 12.744%, Margin 2.00% + CMT, Resets Annually, 7.259%, 07/01/18 .....       5,317,961
     821,472     FHLMC, Cap 12.80%, Margin 2.05% + CMT, Resets Annually, 7.804%, 11/01/18 ......         838,123
   7,409,661     FHLMC, Cap 12.806%, Margin 2.23% + CMT, Resets Annually, 7.74%, 04/01/18 ......       7,745,096
   6,214,618     FHLMC, Cap 13.006%, Margin 2.00% + CMT, Resets Annually, 7.577%, 09/01/19 .....       6,397,283
   2,999,572     FHLMC, Cap 13.156%, Margin 1.915% + CMT, Resets Annually, 7.587%, 12/01/16 ....       3,083,384
   2,096,459     FHLMC, Cap 13.16%, Margin 2.115% + CMT, Resets Annually, 7.673%, 07/01/19 .....       2,161,653
   3,094,767     FHLMC, Cap 13.246%, Margin 2.175% + CMT, Resets Annually, 7.956%, 10/01/18 ....       3,199,599
   1,068,116     FHLMC, Cap 13.269%, Margin 2.249% + CMT, Resets Annually, 7.553%, 05/01/19 ....       1,111,130
     421,352     FHLMC, Cap 13.286%, Margin 2.164% + CMT, Resets Annually, 7.651%, 10/01/19 ....         431,599
   2,347,713     FHLMC, Cap 13.292%, Margin 2.115% + CMT, Resets Annually, 7.653%, 03/01/19 ....       2,419,919
     745,516     FHLMC, Cap 13.302%, Margin 2.04% + CMT, Resets Annually, 7.615%, 04/01/18 .....         767,574
   1,461,323     FHLMC, Cap 13.306%, Margin 2.057% + CMT, Resets Annually, 7.569%, 12/01/18 ....       1,504,027
   2,158,401     FHLMC, Cap 13.36%, Margin 2.242% + CMT, Resets Annually, 7.587%, 07/01/20 .....       2,244,629
   4,489,233     FHLMC, Cap 13.364%, Margin 2.225% + CMT, Resets Annually, 7.587%, 07/01/19 ....       4,625,730
   4,793,233     FHLMC, Cap 13.366%, Margin 2.102% + CMT, Resets Annually, 7.546%, 03/01/18 ....       4,931,669
   9,712,385     FHLMC, Cap 13.37%, Margin 2.04% + CMT, Resets Annually, 7.542%, 04/01/19 ......      10,094,276
   6,994,333     FHLMC, Cap 13.65%, Margin 2.249% + CMT, Resets Annually, 7.669%, 07/01/20 .....       7,275,995
     447,209     FHLMC, Cap 13.77%, Margin 2.057% + CMT, Resets Annually, 7.561%, 02/01/19 .....         456,408
   3,540,768     FHLMC, Cap 13.793%, Margin 2.214% + CMT, Resets Annually, 7.788%, 11/01/19 ....       3,682,222
   8,712,759     FHLMC, Cap 13.879%, Margin 2.089% + CMT, Resets Annually, 7.63%, 04/01/18 .....       9,063,622
   2,174,620     FHLMC, Cap 14.307%, Margin 1.957% + 3CMT, Resets Every 3 Years, 8.597%,
                  12/01/21 .....................................................................       2,252,668
   1,547,308     FHLMC, Cap 14.451%, Margin 2.00% + CMT, Resets Annually, 7.771%, 12/01/18 .....       1,603,336
   3,545,491     FHLMC, Cap 14.90%, Margin 2.546% + CMT, Resets Annually, 7.955%, 02/01/19 .....       3,721,489
                                                                                                    ------------
                       Total Federal Home Loan Mortgage Corp. (Cost $99,710,019) ...............     100,045,382
                                                                                                    ------------
                 Federal National Mortgage Association (FNMA)  65.1%
   2,682,655     FNMA, Cap 12.605%, Margin 2.536% + 6 Month DR, Resets Semi-Annually,
                  7.606%, 11/01/18 .............................................................       2,793,181
  17,354,190     FNMA, Cap 12.637%, Margin 2.00% + NCI, Resets Annually, 6.924%, 11/01/17 ......      17,537,798
   4,666,968     FNMA, Cap 12.64%, Margin 2.00% + CMT, Resets Annually, 7.655%, 03/01/19 .......       4,830,125
  12,607,069     FNMA, Cap 12.66%, Margin 1.75% + 6 Month DR, Resets Semi-Annually,
                  6.902%, 01/01/19 .............................................................      12,858,580
   3,019,706     FNMA, Cap 12.662%, Margin 1.25% + COFI, Resets Monthly, 6.888%, 01/01/19 ......       3,016,717
  11,457,003     FNMA, Cap 12.705%, Margin 1.25% + COFI, Resets Monthly, 6.059%, 09/01/18 ......      11,392,042
   4,761,287     FNMA, Cap 12.787%, Margin 1.25% + COFI, Resets Monthly, 7.486%, 01/01/19 ......       4,816,089
   4,141,631     FNMA, Cap 12.788%, Margin 2.11% + CMT, Resets Annually, 7.587%, 11/01/20 ......       4,331,690
   6,161,824     FNMA, Cap 12.804%, Margin 1.75% + CMT, Resets Annually, 7.321%, 05/01/19 ......       6,363,273
   3,446,028     FNMA, Cap 12.84%, Margin 2.762% + 6 Month DR, Resets Semi-Annually,
                  7.846%, 06/01/17 .............................................................       3,616,021
   6,019,772     FNMA, Cap 12.85%, Margin 2.078% + 5CMT, Resets Every 5 Years, 7.984%,
                  10/01/17 .....................................................................       6,186,941
   7,717,445     FNMA, Cap 12.89%, Margin 2.125% + 6 Month DR, Resets Semi-Annually,
                  7.197%, 07/01/17 .............................................................       7,914,857
   2,038,793     FNMA, Cap 12.911%, Margin 2.00% + 6 Month DR, Resets Semi-Annually,
                  7.34%, 02/01/18 ..............................................................       2,085,216
  10,387,280     FNMA, Cap 12.938%, Margin 1.25% + COFI, Resets Monthly, 6.059%, 02/01/19 ......      10,328,384
$  3,916,387     FNMA, Cap 12.993%, Margin 2.092% + CMT, Resets Annually, 7.671%, 12/01/19 .....     $ 4,062,722
   5,918,532     FNMA, Cap 13.005%, Margin 1.97% + 3CMT, Resets Every 3 Years, 8.167%,
                  11/01/17 .....................................................................       6,092,064
   5,867,747     FNMA, Cap 13.01%, Margin 2.10% + CMT, Resets Annually, 7.699%, 06/01/19 .......       6,089,627
   8,935,414     FNMA, Cap 13.03%, Margin 1.25% + COFI, Resets Monthly, 6.917%, 02/01/20 .......       8,926,567
   5,801,536     FNMA, Cap 13.03%, Margin 1.75% + 6 Month TB, Resets Semi-Annually,
                  7.025%, 12/01/20 .............................................................       5,922,730
   6,719,383     FNMA, Cap 13.063%, Margin 2.175% + CMT, Resets Annually, 7.646%, 04/01/19 .....       7,046,415
   6,097,744     FNMA, Cap 13.083%, Margin 2.005% + CMT, Resets Annually, 7.445%, 06/01/19 .....       6,300,582
   4,970,448     FNMA, Cap 13.147%, Margin 1.895% + CMT, Resets Annually, 7.435%, 04/01/19 .....       5,135,550
   2,998,185     FNMA, Cap 13.202%, Margin 2.478% + 6 Month DR, Resets Semi-Annually,
                  7.64%, 11/01/26 ..............................................................       3,120,781
   3,186,936     FNMA, Cap 13.249%, Margin 2.00% + CMT, Resets Annually, 7.222%, 06/01/19 ......       3,292,360
   8,384,545     FNMA, Cap 13.281%, Margin 2.00% + CMT, Resets Annually, 7.756%, 10/01/19 ......       8,712,883
   8,349,234     FNMA, Cap 13.32%, Margin 1.25% + COFI, Resets Monthly, 7.425%, 04/01/03 .......       8,414,024
  13,470,394     FNMA, Cap 13.452%, Margin 2.148% + CMT, Resets Annually, 7.626%, 09/01/22 .....      14,029,685
   6,517,556     FNMA, Cap 13.457%, Margin 1.903% + CMT, Resets Annually, 7.581%, 06/01/18 .....       6,745,274
   6,419,986     FNMA, Cap 13.662%, Margin 2.177% + CMT, Resets Annually, 7.649%, 03/01/21 .....       6,660,198
   9,093,045     FNMA, Cap 13.791%, Margin 2.143% + CMT, Resets Annually, 7.651%, 12/01/20 .....       9,521,690
   3,341,243     FNMA, Cap 13.797%, Margin 2.20% + CMT, Resets Annually, 7.515%, 03/01/19 ......       3,485,184
   5,081,477     FNMA, Cap 13.80%, Margin 0.94% + 6 Month DR, Resets Semi-Annually,
                  6.793%, 07/01/24 .............................................................       5,084,425
   4,724,670     FNMA, Cap 13.887%, Margin 2.25% + CMT, Resets Annually, 7.756%, 02/01/19 ......       4,940,020
   3,408,935     FNMA, Cap 13.896%, Margin 2.25% + CMT, Resets Annually, 7.89%, 12/01/18 .......       3,543,201
   6,827,171     FNMA, Cap 14.069%, Margin 2.089% + CMT, Resets Annually, 7.639%, 01/01/19 .....       7,076,138
   2,176,616     FNMA, Cap 14.142%, Margin 2.118% + CMT, Resets Annually, 7.699%, 03/01/21 .....       2,265,618
  11,539,668     FNMA, Cap 14.354%, Margin 2.07% + 5CMT, Resets Every 5 Years, 8.026%,
                  05/01/21 .....................................................................      11,820,312
   3,491,653     FNMA, Cap 14.42%, Margin 2.099% + CMT, Resets Annually, 7.646%, 03/01/20 ......       3,648,638
   9,064,700     FNMA, Cap 14.887%, Margin 1.72% + CMT, Resets Annually, 7.073%, 01/01/16 ......       9,262,491
   3,469,132     FNMA, Cap 14.952%, Margin 2.523% + CMT, Resets Annually, 7.838%, 05/01/19 .....       3,639,155
   1,679,183     FNMA, Cap 15.381%, Margin 2.168% + CMT, Resets Annually, 7.681%, 02/01/20 .....       1,742,952
                                                                                                    ------------
                       Total Federal National Mortgage Association (Cost $265,816,131)..........     264,652,200
                                                                                                    ------------
                 Government National Mortgage Association (GNMA)  4.0%
   8,050,679     GNMA, Cap 10.00%, Margin 1.50% + CMT, Resets Annually, 6.50%, 01/20/24 ........       8,200,342
   7,649,805     GNMA, Cap 11.00%, Margin 2.50% + CMT, Resets Annually, 6.00%, 07/20/25 ........       7,859,793
                                                                                                    ------------
                       Total Government National Mortgage Association (Cost $15,841,011)........      16,060,135
                                                                                                    ------------
                       Total Long Term Investments (Cost $381,367,161)..........................     380,757,717
                                                                                                    ------------
              c,dReceivables from Repurchase Agreements  5.6%
 $22,683,326     Joint Repurchase Agreement, 5.529%, 11/01/96 (Maturity Value $22,786,276)
                  (Cost $22,782,777)
                   B.A. Securities, Inc., (Maturity Value $2,698,255)
                    Collateral: U.S. Treasury Bills, 03/06/97
                                U.S. Treasury Notes, 5.25% - 8.75%, 12/31/96 - 05/31/98
                   Bear, Stearns & Co., Inc., (Maturity Value $2,698,255)
                    Collateral: U.S. Treasury Notes, 5.625% - 8.875%, 10/31/97 - 08/15/98
                   B.T. Securities Corp., (Maturity Value $2,023,692)
                    Collateral: U.S. Treasury Notes, 5.875%, 10/31/98
                   CIBC Wood Gundy Securities Corp., (Maturity Value $2,023,692)
                    Collateral: U.S. Treasury Notes, 4.75% - 5.625%, 10/31/97 - 09/30/98
                   Donaldson, Lufkin & Jenrette Securities Corp., (Maturity Value $2,698,255)
                    Collateral: U.S. Treasury Notes, 4.75% - 6.875%, 07/31/97 - 07/31/99
                   Fuji Securities, Inc., (Maturity Value $2,360,973)
                    Collateral: U.S. Treasury Bills, 02/06/97
                                U.S. Treasury Notes, 5.625% - 6.875%, 02/28/97 - 08/31/97
                   Lehman Brothers, Inc., (Maturity Value $2,698,255)
                    Collateral: U.S. Treasury Notes, 5.625% - 8.00%, 11/30/00 - 06/30/01
                   SBC Warburg, Inc., (Maturity Value $188,389)
                    Collateral: U.S. Treasury Notes, 5.625% - 5.875%, 10/31/97 - 04/30/98
                   The Nikko Securities Co. International, Inc., (Maturity Value $2,698,255)
                    Collateral: U.S. Treasury Notes, 4.75% - 8.75%, 08/31/98 - 04/30/01
                   UBS Securities, L.L.C., (Maturity Value $2,698,255)
                    Collateral: U.S. Treasury Notes, 5.875% - 7.75%, 04/30/98 - 09/30/00 .......    $ 22,782,777
                                                                                                    ------------
                           Total Investments (Cost $404,149,938)  99.3% ........................     403,540,494
                           Other Assets and Liabilities, Net  0.7% .............................       2,890,503
                                                                                                    ------------
                           Net Assets  100.0% ..................................................    $406,430,997
                                                                                                    ============



                 At October 31, 1996, the net unrealized depreciation based on the cost of investment for income tax purposes of $404,149,938 was as follows:
                   Aggregate gross unrealized appreciation for all investments in which there was
                    an excess of value over tax cost ...........................................     $ 2,073,103
                   Aggregate gross unrealized depreciation for all investments in which there was
                    an excess of tax cost over value ...........................................      (2,682,547)
                                                                                                    ------------
                   Net unrealized depreciation .................................................    $   (609,444)
                                                                                                    ============



PORTFOLIO ABBREVIATIONS :
3CMT   -  3 Year Constant Maturity Treasury Index
5CMT   -  5 Year Constant Maturity Treasury Index
CMT    -  1 Year Constant Maturity Treasury Index
COFI   -  Eleventh District Cost of Funds Index
DR     -  Discount Rate
L.L.C. -  Limited Liability Corp.
NCI    -  National Median Cost of Funds Index
TB     -  Treasury Bill Rate



cFace amount for repurchase agreements is for the underlying collateral.
dSee Note 1(g) regarding joint repurchase agreement.



                             The accompanying notes are an integral part of these financial statements.



ADJUSTABLE RATE SECURITIES PORTFOLIOS
===========================================================================================================================
Statement of Investments in Securities and Net Assets, October 31, 1996

    Face                                                                                                Value
   Amount       Adjustable Rate Securities Portfolio                                                  (Note 1)
---------------------------------------------------------------------------------------------------------------------------
                Adjustable Rate Mortgage Securities  74.2%
$   859,602     FNMA, Cap 12.65%, Margin 1.75% + NCI, Resets Monthly, 6.625%,
                 10/01/28 ......................................................................    $   859,027
    421,576     FNMA, Cap 13.86%, Margin 1.84% + CMT, Resets Annually, 7.304%, 08/01/16 ........        434,767
  1,043,468     Homeowners Federal Savings, Cap 13.00%, Margin 1.75% + CMT, Resets Annually,
                 7.269%, 01/25/18 ..............................................................      1,060,099
  1,273,625     PHMS, Cap 11.67%, Margin 2.67% + CMT, Resets Annually, 7.811%, 07/25/22 ........      1,269,645
    814,539     PHMS, Cap 12.02%, Margin 2.55% + CMT, Resets Annually, 8.049%, 04/25/22 ........        833,885
  1,787,466     RFC, Cap 11.46%, Margin 2.25% + CMT, Resets Annually, 7.984%, 11/25/22 .........      1,839,912
  1,307,837     RTC, Cap 12.66%, Margin 1.75% + 6 Month TB, Resets Semi-Annually, 7.377%,
                 04/26/21 ......................................................................      1,244,898
  1,880,129     RTC, Cap 14.69%, Margin 1.55% + 3CMT, Resets Every 3 Years, 7.607%, 06/25/22 ...      1,872,492
  1,303,687     RTC, Cap 16.48%, Margin NACR -0.15%, Resets Annually, 7.507%, 07/25/20 .........      1,244,126
    870,156     Ryland Mortgage Securities Corp., Cap 11.00%, Margin 1.00% + COFI, Resets
                 Monthly, 5.819%, 04/25/21......................................................        865,805
  2,021,632     Salomon Brothers Mortgage Securities, Cap 14.00%, Margin 0.96% + NACR,
                 Resets Annually, 7.897%, 10/25/16 .............................................      2,017,842
    777,566     Saxon Mortgage Securities Corp., Cap 10.78%, Margin 2.78% + 6 Month LIBOR,
                 Resets Semi-Annually, 8.378%, 05/25/24 ........................................        803,109
    875,376     Travelers Mortgage Services, Inc., Cap 13.95%, Margin 2.25% + CMT, Resets
                 Annually, 7.932%, 12/25/18 ....................................................        889,875
                                                                                                   ------------
                      Total Adjustable Rate Mortgage Securities (Cost $15,650,299) .............     15,235,482
                                                                                                   ------------
                Fixed Rate Mortgage Securities  5.6%
  1,176,027     Countrywide Mortgage-Backed Securities, Inc., Series 1994-I, Class A8, 6.25%,
                 07/25/09 (Cost $1,143,687).....................................................      1,148,909
                                                                                                   ------------
                Other Adjustable Rate Securities  6.2%
  1,186,041     SBA, Cap 12.625%, Margin -0.125% + Prime, Resets Quarterly, 8.125%, 08/25/20
                 (Cost $1,278,701)..............................................................      1,278,701
                                                                                                   ------------
                U.S. Government Securities  4.8%
  1,000,000     U.S. Treasury Notes, 4.75%, 08/31/98 (Cost $977,366) ...........................        982,810
                                                                                                   ------------
                      Total Long Term Investments (Cost $19,050,053) ...........................     18,645,902
                                                                                                   ------------
                c,dReceivables from Repurchase Agreements  8.7%
  1,770,715     Joint Repurchase Agreement, 5.529%, 11/01/96 (Maturity Value $1,779,370)
                 (Cost $1,779,097)
                  B.A. Securities, Inc., (Maturity Value $210,706)
                   Collateral: U.S. Treasury Bills, 03/06/97
                               U.S. Treasury Notes, 5.25% - 8.75%, 12/31/96 - 05/31/98
                  Bear, Stearns & Co., Inc., (Maturity Value $210,706)
                   Collateral: U.S. Treasury Notes, 5.625% - 8.875%, 10/31/97 - 08/15/98
                  B.T. Securities Corp., (Maturity Value $158,029)
                   Collateral: U.S. Treasury Notes, 5.875%, 10/31/98
                  CIBC Wood Gundy Securities Corp., (Maturity Value $158,029)
                   Collateral: U.S. Treasury Notes, 4.75% - 5.625%, 10/31/97 - 09/30/98
                  Donaldson, Lufkin & Jenrette Securities Corp., (Maturity Value $210,706)
                   Collateral: U.S. Treasury Notes, 4.75% - 6.875%, 07/31/97 - 07/31/99
                  Fuji Securities, Inc., (Maturity Value $184,367)
                   Collateral: U.S. Treasury Bills, 02/06/97
                               U.S. Treasury Notes, 5.625% - 6.875%, 02/28/97 - 08/31/97
                  Lehman Brothers, Inc., (Maturity Value $210,706)
                   Collateral: U.S. Treasury Notes, 5.625% - 8.00%, 11/30/00 - 06/30/01
                  SBC Warburg, Inc., (Maturity Value $14,709)
                   Collateral: U.S. Treasury Notes, 5.625% - 5.875%, 10/31/97 - 04/30/98
                  The Nikko Securities Co. International, Inc., (Maturity Value $210,706)
                   Collateral: U.S. Treasury Notes, 4.75% - 8.75%, 08/31/98 - 04/30/01
                  UBS Securities L.L.C., (Maturity Value $210,706)
                   Collateral: U.S. Treasury Notes, 5.875% - 7.75%, 04/30/98 - 09/30/00 ........   $  1,779,097
                                                                                                   ------------
                          Total Investments (Cost $20,829,150)  99.5% ..........................     20,424,999
                          Other Assets and Liabilities, Net  0.5%...............................        109,248
                                                                                                   ------------
                          Net Assets  100.0%....................................................    $20,534,247
                                                                                                   ============



                At October 31, 1996, the net unrealized depreciation based on the cost of investments for income tax purposes of $20,829,150 was as follows:
                  Aggregate gross unrealized appreciation for all investments in which there was an
                   excess of value over tax cost ...............................................      $  32,899
                  Aggregate gross unrealized depreciation for all investments in which there was an
                   excess of tax cost over value ...............................................       (437,050)
                                                                                                   ------------
                  Net unrealized depreciation ..................................................    $  (404,151)
                                                                                                   ============



PORTFOLIO ABBREVIATIONS:
3CMT    - 3 Year Constant Maturity Treasury Index
CMT     - 1 Year Constant Maturity Treasury Index
COFI    - Eleventh District Cost of Funds Index
FNMA    - Federal National Mortgage Association
LIBOR   - London Interbank Offered Rate
L.L.C.  - Limited Liability Corp.
NACR    - National Average Contract Rate
NCI     - National Median Cost of Funds Index
PHMS    - Prudential Home Mortgage Securities
RFC     - Residential Finance Corp.
RTC     - Resolution Trust Corp.
SBA     - Small Business Administration
TB      - Treasury Bill Rate






cFace amount for repurchase agreements is for the underlying collateral.
dSee Note 1(g) regarding joint repurchase agreement.



                             The accompanying notes are an integral part of these financial statements.



ADJUSTABLE RATE SECURITIES PORTFOLIOS
=============================================================================================================
Financial Statements

Statements of Assets and Liabilities
October 31, 1996

                                                                   U.S. Government
                                                                   Adjustable Rate         Adjustable Rate
                                                                 Mortgage Portfolio      Securities Portfolio
                                                                    ------------              ------------
Assets:
 Investments in securities:
  At identified cost ........................................      $ 381,367,161               $19,050,053
                                                                    ============              ============
  At value ..................................................        380,757,717                18,645,902
 Receivables from repurchase agreements, at value and cost...         22,782,777                 1,779,097
 Receivables:
  Interest ..................................................          2,899,056                   109,504
  Investment securities sold ................................          1,223,499                        --
  Capital shares sold .......................................                 --                    31,797
                                                                    ------------              ------------
      Total assets ..........................................        407,663,049                20,566,300
                                                                    ------------              ------------
Liabilities:
 Payables:
  Capital shares repurchased ................................          1,105,688                    20,795
  Management fees ...........................................             67,001                     8,104
 Accrued expenses and other liabilities .....................             59,363                     3,154
                                                                    ------------              ------------
      Total liabilities .....................................          1,232,052                    32,053
                                                                    ------------              ------------
Net assets, at value ........................................      $ 406,430,997               $20,534,247
                                                                    ============              ============
Net assets consist of:
 Net unrealized depreciation on investments .................        $  (609,444)               $ (404,151)
 Net realized loss ..........................................       (137,820,589)               (2,743,716)
 Capital shares .............................................        544,861,030                23,682,114
                                                                    ------------              ------------
Net assets, at value ........................................      $ 406,430,997               $20,534,247
                                                                    ============              ============
Shares outstanding ..........................................         43,397,073                 2,083,336
                                                                    ============              ============
Net asset value per share....................................              $9.37                     $9.86
                                                                    ============              ============



                             The accompanying notes are an integral part of these financial statements.



ADJUSTABLE RATE SECURITIES PORTFOLIOS
===========================================================================================================================
Financial Statements (cont.)

Statements of Operations
for the year ended October 31, 1996

                                                                        U.S. Government
                                                                        Adjustable Rate       Adjustable Rate
                                                                      Mortgage Portfolio    Securities Portfolio
                                                                         ------------           ------------
Investment income:
 Interest ..........................................................      $30,994,231             $1,447,481
                                                                         ------------           ------------
Expenses:
 Management fees (Note 5) ..........................................        1,891,159                 89,969
 Professional fees .................................................           49,542                  7,416
 Custodian fees ....................................................           15,719                    837
 Trustees' fees and expenses .......................................            7,003                    336
 Reports to shareholders ...........................................            1,231                    550
 Other .............................................................           16,043                  5,855
 Management fees waived by manager (Note 5) ........................         (800,283)               (48,591)
                                                                         ------------           ------------
      Total expenses ...............................................        1,180,414                 56,372
                                                                         ------------           ------------
      Net investment income ........................................       29,813,817              1,391,109
                                                                         ------------           ------------
Realized and unrealized gain (loss) on investments:
 Net realized loss .................................................         (419,303)               (37,828)
 Net unrealized appreciation .......................................        2,011,283                139,862
                                                                         ------------           ------------
Net realized and unrealized gain on investments ....................        1,591,980                102,034
                                                                         ------------           ------------
Net increase in net assets resulting from operations ...............      $31,405,797             $1,493,143
                                                                         ============           ============



                             The accompanying notes are an integral part of these financial statements.



ADJUSTABLE RATE SECURITIES PORTFOLIOS
===========================================================================================================================
Financial Statements (cont.)

Statements of Changes in Net Assets
for the years ended October 31, 1996 and 1995

                                                                   U.S. Government                        Adjustable Rate
                                                         Adjustable Rate Mortgage Portfolio             Securities Portfolio
                                                         ----------------------------------       --------------------------------
                                                            1996                    1995             1996                  1995
                                                         ----------              ----------       ----------            ----------
Increase (decrease) in net assets:
 Operations:
  Net investment income .........................     $  29,813,817          $   37,919,267     $  1,391,109         $   1,896,437
  Net realized loss from security transactions ..          (419,303)             (7,672,691)         (37,828)             (602,782)
  Net unrealized appreciation on investments ....         2,011,283              16,342,196          139,862               913,301
                                                         ----------              ----------       ----------            ----------
      Net increase in net assets from operations         31,405,797              46,588,772        1,493,143             2,206,956
 Distributions to shareholders from undistributed
  net investment income (Note 1) ................       (29,813,817)            (37,919,267)      (1,391,109)           (1,896,437)
 Decrease in net assets from capital share
  transactions (Note 3) .........................      (117,962,940)           (233,338,662)      (6,646,687)          (14,850,372)
                                                         ----------              ----------       ----------            ----------
      Net decrease in net assets ................      (116,370,960)           (224,669,157)      (6,544,653)          (14,539,853)
Net assets (there is no undistributed net investment
 income at beginning or end of the year):
  Beginning of year .............................       522,801,957             747,471,114       27,078,900            41,618,753
                                                         ----------              ----------       ----------            ----------
  End of year ...................................      $406,430,997           $ 522,801,957      $20,534,247          $ 27,078,900
                                                         ==========              ==========       ==========            ==========



                             The accompanying notes are an integral part of these financial statements.



ADJUSTABLE RATE SECURITIES PORTFOLIOS
================================================================================
Notes to Financial Statements


1. SIGNIFICANT ACCOUNTING POLICIES

Adjustable Rate Securities Portfolios (the Trust) is a no load, open-end, diversified management investment company (mutual fund), registered under the Investment Company Act of 1940, as amended. The Trust currently has two separate portfolios (the Portfolios) consisting of the U.S. Government Adjustable Rate Mortgage Portfolio (Mortgage Portfolio) and the Adjustable Rate Securities Portfolio (Securities Portfolio). The shares of the Trust are issued in private placements and are thus exempt from registration under the Securities Act of 1933. The investment objective of each Portfolio is to seek current income.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a. Security Valuation:

Portfolio securities listed on a securities exchange or on the NASDAQ for which market quotations are readily available are valued at the last sale price or, if there is no sale price, within the range of the most recent quoted bid and asked prices. Other securities are valued based on a variety of factors, including yield, risk, maturity, trade activity and recent developments related to the securities. Portfolio securities which are traded both in the over the counter market and on a securities exchange are valued according to the broadest and most representative market as determined by the manager. The Portfolios may utilize a pricing service, bank or broker/dealer experienced in such matters to perform any of the pricing functions, under procedures approved by the Board of Trustees (the Board). Securities for which market quotations are not available are valued in accordance with procedures established by the Board.

b. Income Taxes:

The Portfolios intend to continue to qualify for the tax treatment applicable to regulated investment companies under the Internal Revenue Code and to make the requisite distributions to shareholders which will be sufficient to relieve the Portfolios from income and excise taxes. Each Portfolio is treated as a separate entity in the determination of compliance with the Internal Revenue Code.

c. Security Transactions:

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses on security transactions are determined on the basis of specific identification.

d. Investment Income, Expenses and Distributions:

Distributions to shareholders are recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. The Portfolios normally declare dividends from their net investment income daily and distribute monthly. Daily allocations of net investment income will commence on the date following receipt of an investor's funds. Dividends declared by the Portfolios equal their net investment income.

e. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

f. Expense Allocation:

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

g. Repurchase Agreements:

The Portfolios may enter into a joint repurchase agreement whereby their uninvested cash balances are deposited into a joint cash account to be used to invest in one or more repurchase agreements with government securities dealers recognized by the Federal Reserve Board and/or member banks of the Federal Reserve System. The value and face amount of the joint repurchase agreement are allocated to the Portfolios based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Portfolios to the seller, collateralized by underlying U.S. government securities, which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At October 31, 1996, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.


2. DISTRIBUTIONS AND CAPITAL LOSS CARRYOVERS

At October 31, 1996, for tax purposes, the Portfolios had accumulated capital loss carryovers as follows:

                                         U.S. Government
                                          Adjustable Rate      Adjustable Rate
                                        Mortgage Portfolio  Securities Portfolio
                                            -----------         ------------
   Capital loss carryovers
   Expiring in: 2000...................    $ 45,439,616           $   57,701
                2001...................      17,182,002               50,908
                2002...................      67,102,060            1,987,888
                2003...................       7,677,608              609,391
                2004...................         419,303               37,828
                                            -----------         ------------
                                           $137,820,589           $2,743,716
                                            ===========         ============

For tax purposes, the aggregate cost of securities and unrealized depreciation of the Portfolios are the same as for financial statement purposes at October 31, 1996.


3. TRUST SHARES

At October 31, 1996, there was an unlimited number of $.01 par value shares of beneficial interest authorized. Transactions in each of the Portfolios' shares for the years ended October 31, 1996 and 1995 were as follows:


                                                                   U.S. Government                        Adjustable Rate
                                                         Adjustable Rate Mortgage Portfolio             Securities Portfolio
                                                         ----------------------------------       --------------------------------
                                                           Shares                  Amount           Shares                Amount
                                                         ----------              ----------       ----------            ----------
1996
 Shares sold .......................................      8,516,434          $   79,504,622          741,450         $   7,267,077
 Shares issued in reinvestment of distributions ....      3,196,067              29,832,645          141,790             1,391,107
 Shares redeemed ...................................    (24,351,072)           (227,300,207)      (1,560,875)          (15,304,871)
                                                         ----------              ----------       ----------            ----------
      Net decrease..................................    (12,638,571)          $(117,962,940)        (677,635)        $  (6,646,687)
                                                         ==========              ==========       ==========            ==========


                                                                   U.S. Government                        Adjustable Rate
                                                         Adjustable Rate Mortgage Portfolio             Securities Portfolio
                                                         ----------------------------------       --------------------------------
                                                           Shares                  Amount           Shares                Amount
                                                         ----------              ----------       ----------            ----------
1995
 Shares sold .......................................      8,454,626          $   78,435,001        1,241,431          $ 12,019,117
 Shares issued in reinvestment of distributions ....      4,106,743              37,916,533          196,161             1,906,803
 Shares redeemed ...................................    (37,893,534)           (349,690,196)      (2,973,631)          (28,776,292)
                                                         ----------              ----------       ----------            ----------
      Net decrease..................................    (25,332,165)          $(233,338,662)      (1,536,039)         $(14,850,372)
                                                         ==========              ==========       ==========            ==========


4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding purchases and sales of short-term securities) for the year ended October 31, 1996, were as follows:


                                         U.S. Government
                                         Adjustable Rate       Adjustable Rate
                                       Mortgage Portfolio   Securities Portfolio
                                         --------------       ----------------
           Purchases .................     $111,882,444          $10,068,072
           Sales .....................     $235,782,991          $17,653,846


5. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

a. Management Agreement:

Under the terms of a management agreement, Franklin Advisers, Inc. (Advisers), provides investment advice, administrative services, office space and facilities to each Portfolio, and receives fees computed monthly based on the average daily net assets of each Portfolio as follows:


         Annualized Fee Rate   Average Daily Net Assets
         -------------------   -------------------------------------------------
              0.400%           First $5 billion
              0.350%           Over $5 billion, up to and including $10 billion
              0.330%           Over $10 billion, up to and including $15 billion


Fees are further reduced on net assets over $15 billion. Advisers agreed in advance to waive management fees for the Portfolios aggregating $848,874.

b. Other Affiliated Parties and Transactions:

As of October 31, 1996, 42,420,398 shares of the Mortgage Portfolio were owned by the Franklin Adjustable U.S. Government Securities Fund, and 976,675 shares were owned by the Franklin Institutional Adjustable U.S. Government Securities Fund. This represents 98% and 2%, respectively, of the outstanding shares of the Mortgage Portfolio.

As of October 31, 1996, 1,596,361 shares of the Securities Portfolio were owned by the Franklin Adjustable Rate Securities Fund and 485,550 shares were owned by the Franklin Institutional Adjustable Securities Fund. This represents 77% and 23%, respectively, of the outstanding shares of the Securities Portfolio. The remaining 1,425 shares of the Securities Portfolio were owned by Franklin Resources, Inc. (Resources).

Certain officers and trustees of the Trust are also officers and/or directors of Advisers (a wholly-owned subsidiary of Resources), and of the Franklin Adjustable U.S. Government Securities Fund and the Franklin Adjustable Rate Securities Fund.


6. FINANCIAL HIGHLIGHTS

Selected data for each share of beneficial interest outstanding throughout the period by Portfolio are as follows:

                  Per Share Operating Performance                                 Ratios/Supplemental Data
   -------------------------------------------------------------        --------------------------------------------
                                                                                                                 Ratio
             Net                                                                                                 of Net
            Asset                  Net                     Distri-      Net                           Ratio of   Invest-
           Value at             Realized &                 butions     Asset               Net        Expenses    ment
            Begin-     Net      Unrealized      Total      From Net    Value              Assets        to      Income to
 Year       ning     Invest-      Gain          From       Invest-      at                at End      Average    Average   Portfolio
 Ended       of       ment      (Loss) on     Investment    ment      End of    Total    of Period      Net        Net     Turnover
Oct. 31,   Period    Income     Securities    Operations   Income     Period   Return+   (in 000's)   Assest++   Assets      Rate
------------------------------------------------------------------------------------------------------------------------------------
U.S. Government Adjustable Rate Mortgage Portfolio:
19931      $10.01    $.544       $(.100)       $ .444      $(.544)   $  9.91    4.53%    $4,201,411     .30%      5.49%      66.44%
19932        9.91     .313        (.090)         .223       (.313)      9.82    2.28      2,130,229     .27*      4.15*      76.55
1994         9.82     .415        (.630)        (.215)      (.415)      9.19   (2.22)       747,471     .02       4.01       56.43
1995         9.19     .572         .140          .712       (.572)      9.33    7.99        522,802     .18       6.17       20.16
1996         9.33     .589         .040          .629       (.589)      9.37    6.95        406,431     .25       6.31       24.63
Adjustable Rate Securities Portfolio:
19931       10.00     .599         .020          .619       (.599)     10.02    6.36         44,656      --       5.80       88.92
19932       10.02     .368         .010          .378       (.368)     10.03    3.83        124,309     .11*      4.76*     158.70
1994        10.03     .469        (.340)         .129       (.469)      9.69    1.32         41,619     .25       4.55      192.06
1995         9.69     .625         .120          .745       (.625)      9.81    7.94         27,079     .25       6.36       50.29
1996         9.81     .607         .050          .657       (.607)      9.86    6.91         20,534     .25       6.19       46.78

*Annualized
1For the year ended January 31, 1993.
2For the nine months ended October 31, 1993
+Total return measures the change in value of an investment over the period indicated. It is not annualized. It assumes reinvestment of dividends and capital gains, if any, at net asset value.
++During the periods  indicated,  Advisers agreed in advance to waive a portion of its management fees and to make payments of other expenses incurred by the Portfolios. Had such action not been taken, the ratios of expenses to average net assets would have been as follows:

                                          Ratio of Expenses to
                                           Average Net Assets
                                        ------------------------
U.S. Government Adjustable
Rate Mortgage Portfolio:
19931.................................           .42%
19932.................................           .41*
1994..................................           .42
1995..................................           .43
1996..................................           .42

                                          Ratio of Expenses to
                                           Average Net Assets
                                        ------------------------
Adjustable Rate Securities Portfolio:
19931.................................           .64%
19932.................................           .47*
1994..................................           .43
1995..................................           .47
1996..................................           .47



ADJUSTABLE RATE SECURITIES PORTFOLIOS
================================================================================

Report of Independent Auditors


To the Shareholders and Board of Trustees of Adjustable Rate Securities Portfolios:

We have audited the accompanying statements of assets and liabilities of the two Portfolios comprising the Adjustable Rate Securities Portfolios (the Trust), including each Portfolio's statement of investments in securities and net assets, as of October 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the two Portfolios comprising the Adjustable Rate Securities Portfolios as of October 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for the periods presented, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


San Francisco, California
December 4, 1996








                          INSTITUTIONAL FIDUCIARY TRUST
                                File Nos. 2-96634
                                    811-4267

                                    FORM N-1A
                                     PART C

                                OTHER INFORMATION

ITEM 24   FINANCIAL STATEMENTS AND EXHIBITS

      a)     Financial Statements

      (1)    Incorporated herein by reference to the following
             Annual Reports to Shareholders dated June 30, 1997 as filed with the SEC electronically on Form Type N-30D on September 10, 1997:

      (A)    Franklin Cash Reserves Fund

      (i)    Statement of Investments in Securities and Net Assets  - June
             30, 1997

      (ii)   Statement of Assets and Liabilities - June 30, 1997

      (iii)  Statement of Operations - for the year ended June 30,  1997

      (iv) Statements of Changes in Net Assets - for the years ended June 30, 1997 and 1996

      (v)    Notes to Financial Statements

      (vi)   Report of Independent Auditors

      (vii) Statement of Investments in Securities and Net Assets of The Money Market Portfolios - June 30, 1997

      (viii) Statement of Assets and Liabilities of The Money
             Market Portfolios - June 30, 1997

      (ix)   Statement of Operations of The Money Market
             Portfolios - for the year ended June 30, 1997

      (x)    Statements of Changes in Net Assets of The Money
             Market Portfolios - for the years ended June 30, 1997
             and 1996

      (xi)   Notes to Financial Statements

      (xii)  Report of Independent Auditors of The Money Market
             Portfolios

      (B)    Money Market Portfolio, Franklin U.S. Government
             Securities Money Market Portfolio, Franklin U.S.
             Treasury Money Market Portfolio, and Franklin U.S.
             Government Agency Money Market Fund

      (i)    Statement of Investments in Securities and Net Assets
             - June 30, 1997

      (ii)   Statements of Assets and Liabilities - June 30, 1997

      (iii)  Statements of Operations - for the year ended June 30,
             1997

      (iv) Statements of Changes in Net Assets - for the years ended June 30, 1997 and 1996

      (v)    Notes to Financial Statements

      (vi)   Report of Independent Auditors

      (vii) Statement of Investments in Securities and Net Assets of The Money Market Portfolios - June 30, 1997

      (viii) Statements of Assets and Liabilities of The Money
             Market Portfolios - June 30, 1997

      (ix)   Statements of Operations of The Money Market
             Portfolios - for the year ended June 30, 1997

      (x)    Statements of Changes in Net Assets of The Money
             Market Portfolios - for the years ended June 30, 1997  and 1996

      (xi)   Notes to Financial Statements

      (xii)  Report of Independent Auditors of The Money Market
             Portfolios

      (C)    Franklin Institutional Adjustable U.S. Government
             Securities Fund and Franklin Institutional Adjustable Rate Securities Fund

      (i)    Statement of Investments in Securities and Net Assets
             - June 30, 1997

      (ii)   Statements of Assets and Liabilities - June 30, 1997

      (iii)  Statements of Operations - for the year ended June 30,  1997

      (iv) Statements of Changes in Net Assets - for the years ended June 30, 1997 and 1996

      (v)    Notes to Financial Statements

      (vi)   Report of Independent Auditors

      (vii) Statement of Investments in Securities and Net Assets of the Adjustable Rate Securities Portfolios - June
             30, 1997 (unaudited)

      (viii) Statements of Assets and Liabilities of the Adjustable Rate Securities Portfolios - June 30, 1997 (unaudited)

      (ix)   Statements of Operations of the Adjustable Rate
             Securities Portfolios - for the eight months ended
             June 30, 1997 (unaudited)

      (x) Statements of Changes in Net Assets of the Adjustable Rate Securities Portfolios - for the eight months ended June 30, 1997 (unaudited) and the year ended
             October 31, 1996

      (xi)   Notes to Financial Statements (unaudited)

      (2)    Filed in Part B

      (i) Statement of Investments in Securities and Net Assets of the Adjustable Rate Securities Portfolios - October 31, 1996

      (ii) Statements of Assets and Liabilities of the Adjustable Rate Securities Portfolios - October 31, 1996

      (iii)  Statements of Operations of the Adjustable Rate
             Securities Portfolios - for the year ended October 31,
             1996

      (iv) Statements of Changes in Net Assets of the Adjustable Rate Securities Portfolios - for the years ended
             October 31, 1996 and 1995

      (v)    Notes to Financial Statements

      (vi)   Report of Independent Auditors

      b)     Exhibits

             The following exhibits are incorporated by reference herein, except exhibits 5(iii), 5(viii), 5(ix), 5(x), 5(xi), 5(xii), 5(xiii), 5(xiv), 8(iii), 11(i),
             17(iii), 17(vi), 27(i), 27(ii), 27(iii), 27(iv),
             27(v), 27(vi), and 27(vii) which are attached.

      (1)    copies of the charter as now in effect;

             (i)    Agreement and Declaration of Trust dated January
                    15, 1985
                    Filing:  Post-Effective Amendment No. 24 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date:  September 1, 1995

             (ii)   Certificate of Amendment of Agreement and
                    Declaration of Trust dated May 12, 1987
                    Filing:  Post-Effective Amendment No. 24 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date:  September 1, 1995

             (iii)  Certificate of Amendment of Agreement and
                    Declaration of Trust dated October 9, 1987
                    Filing:  Post-Effective Amendment No. 24 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date:  September 1, 1995

             (iv)   Certificate of Amendment of Agreement and
                    Declaration of Trust dated November 17, 1987
                    Filing:  Post-Effective Amendment No. 24 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date:  September 1, 1995

             (v)    Certificate of Amendment of Agreement and
                    Declaration of Trust dated December 8, 1987
                    Filing:  Post-Effective Amendment No. 24 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date:  September 1, 1995

             (vi)   Certificate of Amendment of Agreement and
                    Declaration of Trust dated December 12, 1989
                    Filing:  Post-Effective Amendment No. 24 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date:  September 1, 1995

      (2) copies of the existing By-Laws or instruments corresponding thereto;

             (i)    By-Laws
                    Filing:  Post-Effective Amendment No. 24 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date:  September 1, 1995

             (ii)   Certificate of Amendment of By-Laws dated October
                    9, 1987
                    Filing:  Post-Effective Amendment No. 24 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date:  September 1, 1995

      (3) copies of any voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant;

             Not Applicable

      (4) specimens or copies of each security issued by the Registrant, including copies of all constituent instruments, defining the rights of the holders of such securities, and copies of each security being registered;

             Not Applicable

      (5) copies of all investment advisory contracts relating to the management of the assets of the Registrant;

             (i) Administration Agreement between Registrant, on behalf of Franklin Institutional Adjustable U.S. Government Securities Fund, and Franklin
                    Advisers, Inc. dated November 1, 1991
                    Filing:  Post-Effective Amendment No. 24 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date:  September 1, 1995

             (ii) Management Agreement between Registrant, on behalf of Franklin U.S. Treasury Money Market Portfolio, and Franklin Advisers, Inc. dated August 20, 1991
                    Filing:  Post-Effective Amendment No. 24 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date:  September 1, 1995

             (iii) Administration Agreement between Registrant, on behalf of Franklin Institutional Adjustable Rate Securities Fund, and Franklin Advisers, Inc.
                    dated January 2, 1992

             (iv) Administration Agreement between Registrant, on behalf of Franklin U.S. Government Securities Money Market Portfolio, and Franklin Advisers, Inc. dated November 1, 1992
                    Filing:  Post-Effective Amendment No. 24 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date:  September 1, 1995

             (v) Administration Agreement between Registrant, on behalf of Money Market Portfolio, and Franklin Advisers, Inc. dated November 1, 1992
                    Filing:  Post-Effective Amendment No. 24 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date:  September 1, 1995

             (vi) Management Agreement between Registrant, on behalf of Franklin U.S. Government Agency Money Market Fund, and Franklin Advisers, Inc. dated February 8, 1994
                    Filing:  Post-Effective Amendment No. 24 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date:  September 1, 1995

             (vii) Administration Agreement between Registrant, on behalf of Franklin Cash Reserves Fund, and Franklin Advisers, Inc. dated July 1, 1994
                    Filing:  Post-Effective Amendment No. 24 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date:  September 1, 1995

             (viii) Amendment to Administration Agreement between
                    Registrant, on behalf of Money Market Portfolio, and Franklin Advisers, Inc. dated August 1, 1995

             (ix)   Amendment to Administration Agreement between
                    Registrant, on behalf of Franklin U.S. Government Securities Money Market Portfolio, and Franklin Advisers, Inc. dated August 1, 1995

             (x)    Amendment to Management Agreement between
                    Registrant, on behalf of Franklin U.S. Treasury Money Market Portfolio, and Franklin Advisers, Inc. dated August 1, 1995

             (xi)   Amendment to Administration Agreement between
                    Registrant, on behalf of Franklin Institutional Adjustable Rate Securities Fund, and Franklin
                    Advisers, Inc. dated August 1, 1995

             (xii)  Amendment to Administration Agreement between
                    Registrant, on behalf of Franklin Institutional Adjustable U.S. Securities Fund, and Franklin
                    Advisers, Inc. dated August 1, 1995

             (xiii) Amendment to Management Agreement between
                    Registrant, on behalf of Franklin U.S. Government Agency Money Market Fund, and Franklin Advisers, Inc. dated August 1, 1995

             (xiv)  Amendment to Administration Agreement between
                    Registrant, on behalf of Franklin Cash Reserves Fund, and Franklin Advisers, Inc. dated August 1, 1995

      (6) copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

             (i) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated April 23, 1995
                    Filing:  Post-Effective Amendment No. 24 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date:  September 1, 1995

             (ii)   Forms of Dealer Agreements between
                    Franklin/Templeton Distributors, Inc. and dealers
                    Filing:  Post-Effective Amendment No. 24 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date:  September 1, 1995

      (7) copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of directors or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

             Not Applicable

      (8)    copies of all custodian agreements and depository contracts under
             Section 17(f) of the 1940 Act, with respect to securities and similar investments of the Registrant, including the schedule of remuneration;

             (i) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
                    Filing:  Post-Effective Amendment No. 25 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date:  October 31, 1996

             (ii) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
                    Filing:  Post-Effective Amendment No. 25 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date:  October 31, 1996

             (iii)  Amendment to Master Custody Agreement between
                    Registrant and Bank of New York dated May 7, 1997

      (9) copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

             Not Applicable

      (10) an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will then be legally issued, fully paid and nonassessable;

             Not Applicable

      (11) copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this registration statement and required by Section 7 of the 1933 Act;

             (i)    Consent of Independent Auditors

      (12)   All financial statements omitted from Item 23;

             Not Applicable

      (13) copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, adviser, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intent of redeeming or reselling;

             Not Applicable

      (14) copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

             (i)    Copy of model retirement plan
                    Registrant:  Franklin High Income Trust
                    Filing:  Post-Effective Amendment No. 26 to
                    Registration Statement on Form N-1A
                    File No. 2-30203
                    Filing Date:  August 1, 1989

      (15) copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

             (i) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin U. S.
                    Government Agency Money Market Fund, and
                    Franklin/Templeton Distributors, Inc. dated
                    February 8, 1994
                    Filing:  Post-Effective Amendment No. 24 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date:  September 1, 1995

             (ii) Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Cash
                    Reserves Fund, and Franklin/Templeton
                    Distributors, Inc. dated July 1, 1994
                    Filing:  Post-Effective Amendment No. 24 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date:  September 1, 1995

             (iii) Amended and Restated Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin U.S. Treasury Money Market Portfolio, and Franklin/Templeton Distributors, Inc. dated December 1, 1993
                    Filing:  Post-Effective Amendment No. 24 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date:  September 1, 1995

             (iv) Amended and Restated Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin U.S. Government Securities Money Market Portfolio, and Franklin/Templeton Distributors, Inc. dated December 1, 1993
                    Filing:  Post-Effective Amendment No. 24 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date:  September 1, 1995

             (v) Amended and Restated Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Money Market Portfolio, and Franklin/Templeton Distributors, Inc. dated December 1, 1993
                    Filing:  Post-Effective Amendment No. 24 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date:  September 1, 1995

      (16) Schedule for computation of each performance quotation provided in the registration statement in response to Item 22 (which need not be audited).

             (i) Schedules for computation of performance quotation
                    Filing:  Post-Effective Amendment No. 24 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date:  September 1, 1995

      (17)   Powers of Attorney

             (i)    Institutional Fiduciary Trust dated January 17,
                    1995
                    Filing:  Post-Effective Amendment No. 24 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date:  September 1, 1995

             (ii)   Adjustable Rate Securities Portfolios dated
                    February 16, 1995
                    Filing:  Post-Effective Amendment No. 24 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date:  September 1, 1995

             (iii)  The Money Market Portfolios dated September 18,
                    1995

             Certificates of Secretary

             (iv)   Institutional Fiduciary Trust dated January 17,
                    1995
                    Filing:  Post-Effective Amendment No. 24 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date:  September 1, 1995

             (v)    Adjustable Rate Securities Portfolios dated
                    February 16, 1995
                    Filing:  Post-Effective Amendment No. 24 to
                    Registration Statement on Form N-1A
                    File No. 2-96634
                    Filing Date:  September 1, 1995

             (vi)   The Money Market Portfolios dated September 18,
                    1995

      (18) Copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act

             Not Applicable

      (27)   Financial Data Schedules

             (i)    Financial Data Schedule for Franklin Cash
                    Reserves Fund

             (ii)   Financial Data Schedule for Money Market
                    Portfolio

             (iii)  Financial Data Schedule for Franklin U.S.
                    Government Securities Money Market Portfolio

             (iv)   Financial Data Schedule for Franklin U.S.
                    Treasury Money Market Portfolio

             (v)    Financial Data Schedule for Franklin U.S.
                    Government Agency Money Market Fund

             (vi)   Financial Data Schedule for Franklin
                    Institutional Adjustable U.S. Government
                    Securities Fund

             (vii)  Financial Data Schedule for Franklin
                    Institutional Adjustable Rate Securities Fund

ITEM 25   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

          None

ITEM 26   NUMBER OF HOLDERS OF SECURITIES

As of August 31, 1997 the number of record holders of each class of securities of the Registrant was as follows:

                                                   Number of
TITLE OF CLASS                                  RECORD HOLDERS

Shares of Beneficial
Interest of:

Franklin Cash Reserves Fund                         488

Money Market Portfolio                              321

Franklin U.S. Government Securities
Money Market Portfolio                              279

Franklin U.S. Treasury Money
Market Portfolio                                    125

Franklin U.S. Government Agency
Money Market Fund                                    69

Franklin Institutional Adjustable
U.S. Government Securities Fund                      40

Franklin Institutional Adjustable
Rate Securities Fund                                  6

ITEM 27   INDEMNIFICATION

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     Please see the Declaration of Trust, By-Laws, Management, Administration, and Distribution Agreements, previously filed as exhibits and incorporated herein by reference.

     Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to said By-Laws, any indemnification under said Article shall be made by Registrant only if authorized in the manner provided in such By-Laws.

ITEM 28   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     The officers and directors of Franklin Advisers, Inc. ("Advisers"), the investment advisor of the Registrant's Franklin U.S. Treasury Money Market Portfolio and Franklin U.S. Government Agency Money Market Fund, administrator of Money Market Portfolio, Franklin U. S. Government Securities Money Market Portfolio, Franklin Cash Reserves Fund, Franklin Institutional Adjustable U.S. Government Securities Fund and Franklin Institutional Adjustable Rate Securities Fund, and investment advisor of the Master Funds also serve as officers and/or directors for (1) Advisers corporate parent, Franklin Resources, Inc., and/or
(2) other investment companies in the Franklin Templeton Group of Funds. In addition, Mr. Charles B. Johnson is a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of Advisers (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of Advisers and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

ITEM 29   PRINCIPAL UNDERWRITERS

a)  Franklin/Templeton   Distributors,   Inc.,  ("Distributors")  also  acts  as
principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton International Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust

Franklin Templeton Japan Fund
Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.
Templeton Variable Annuity Fund
Templeton Variable Products Series Fund

b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Part B of this N-1A and Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c) Not Applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 30   LOCATION OF ACCOUNTS AND RECORDS

The accounts,  books or other documents  required to be maintained by Section 31
(a) of the Investment Company Act of 1940 are kept by the Fund or its shareholder services agent, Franklin/Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA 94404.

ITEM 31   MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32   UNDERTAKINGS

a) Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustees when requested in writing to do so by the record holders of not less than 10 per cent of the Registrant's outstanding shares and to assist its shareholders in the communicating with other shareholders in accordance with the requirements of
Section 16(c) of the Investment Company Act of 1940.

b) Registrant  hereby  undertakes to comply with the information  requirement in
Item 5A of the Form N-1A by including the required information in the Trust's annual report and to furnish each person to whom a prospectus is delivered a copy of the annual report upon request and without charge.




                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 29th day of October, 1997.

                                            INSTITUTIONAL FIDUCIARY TRUST
                                            (Registrant)

                                            By:  CHARLES E. JOHNSON *
                                                 Charles E. Johnson
                                                 President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Charles E. Johnson*                        Trustee and Principal
Charles E. Johnson                         Executive Officer
                                             Dated: October 29, 1997

Martin L. Flanagan*                        Principal Financial Officer
Martin L. Flanagan                           Dated: October 29, 1997

Diomedes Loo-Tam*                          Principal Accounting Officer
Diomedes Loo-Tam                             Dated: October 29, 1997

Frank H. Abbott III*                       Trustee
Frank H. Abbott III                          Dated: October 29, 1997

Harris J. Ashton*                          Trustee
Harris J. Ashton                             Dated: October 29, 1997

S. Joseph Fortunato*                       Trustee
S. Joseph Fortunato                          Dated: October 29, 1997

Charles B. Johnson*                        Trustee
Charles B. Johnson                           Dated: October 29, 1997

Rupert H. Johnson, Jr.*                    Trustee
Rupert H. Johnson, Jr.                       Dated: October 29, 1997

Frank W.T. LaHaye*                         Trustee
Frank W.T. LaHaye                            Dated: October 29, 1997

Gordon S. Macklin*                         Trustee
Gordon S. Macklin                            Dated: October 29, 1997



*By   /s/ Larry L. Greene
      Larry L. Greene, Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)




                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the undersigned has duly consented to the filing of this Registration Statement of Institutional Fiduciary Trust and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 29th day of October, 1997.

                                            THE MONEY MARKET PORTFOLIOS

                                            By:  CHARLES E. JOHNSON*
                                                 Charles E. Johnson
                                                 President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following Officers and Trustees of The Money Market Portfolios in the capacities and on the dates indicated:

Charles E. Johnson*                        Trustee and Principal
Charles E. Johnson                         Executive Officer
                                             Dated: October 29, 1997

Martin L. Flanagan*                        Principal Financial Officer
Martin L. Flanagan                           Dated: October 29, 1997

Diomedes Loo-Tam*                          Principal Accounting Officer
Diomedes Loo-Tam                             Dated: October 29, 1997

Frank H. Abbott III*                       Trustee
Frank H. Abbott III                          Dated: October 29, 1997

Harris J. Ashton*                          Trustee
Harris J. Ashton                             Dated: October 29, 1997

S. Joseph Fortunato*                       Trustee
S. Joseph Fortunato                          Dated: October 29, 1997

Charles B. Johnson*                        Trustee
Charles B. Johnson                           Dated: October 29, 1997

Rupert H. Johnson, Jr.*                    Trustee
Rupert H. Johnson, Jr.                       Dated: October 29, 1997

Frank W.T. LaHaye*                         Trustee
Frank W.T. LaHaye                            Dated: October 29, 1997

Gordon S. Macklin*                         Trustee
Gordon S. Macklin                            Dated: October 29, 1997



*By   /s/ Larry L. Greene
      Larry L. Greene, Attorney-in-Fact
      (Pursuant to Power of Attorney filed herewith)




                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the undersigned has duly consented to the filing of this Registration Statement of Institutional Fiduciary Trust and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 29th day of October, 1997.

                                           ADJUSTABLE RATE SECURITIES PORTFOLIOS

                                           By:  CHARLES E. JOHNSON*
                                                Charles E. Johnson
                                                President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following Officers and Trustees of Adjustable Rate Securities Portfolios in the capacities and on the dates indicated:

Charles E. Johnson*                        Trustee and Principal
Charles E. Johnson                         Executive Officer
                                             Dated: October 29, 1997

Martin L. Flanagan*                        Principal Financial Officer
Martin L. Flanagan                           Dated: October 29, 1997

Diomedes Loo-Tam*                          Principal Accounting Officer
Diomedes Loo-Tam                             Dated: October 29, 1997

Frank H. Abbott III*                       Trustee
Frank H. Abbott III                          Dated: October 29, 1997

Harris J. Ashton*                          Trustee
Harris J. Ashton                             Dated: October 29, 1997

S. Joseph Fortunato*                       Trustee
S. Joseph Fortunato                          Dated: October 29, 1997

Charles B. Johnson*                        Trustee
Charles B. Johnson                           Dated: October 29, 1997

Rupert H. Johnson, Jr.*                    Trustee
Rupert H. Johnson, Jr.                       Dated: October 29, 1997

Frank W.T. LaHaye*                         Trustee
Frank W.T. LaHaye                            Dated: October 29, 1997

William J. Lippman*                        Trustee
William J. Lippman                           Dated: October 29, 1997

Gordon S. Macklin*                         Trustee
Gordon S. Macklin                            Dated: October 29, 1997



*By   /s/ Larry L. Greene
      Larry L. Greene, Attorney-in-Fact
      (Pursuant to Power of Attorney previously filed)




                          INSTITUTIONAL FIDUCIARY TRUST
                             REGISTRATION STATEMENT
                                  EXHIBIT INDEX

EXHIBIT NO.             DESCRIPTION                              PAGE NO. IN
                                                                 SEQUENTIAL
                                                              NUMBERING SYSTEM

EX-99.B1(i)             Agreement and Declaration of Trust           *
                        dated January 15, 1985

EX-99.B1(ii)            Certificate of Amendment to                  *
                        Agreement and Declaration of Trust
                        dated May 12, 1987

EX-99.B1(iii)           Certificate of Amendment to                  *
                        Agreement and Declaration of Trust
                        dated October 9, 1987

EX-99.B1(iv)            Certificate of Amendment to                  *
                        Agreement and Declaration of Trust
                        dated November 17, 1987

EX-99.B1(v)             Certificate of Amendment to                  *
                        Agreement and Declaration of Trust
                        dated December 8, 1987

EX-99.B1(vi)            Certificate of Amendment to                  *
                        Agreement and Declaration of Trust
                        dated December 12, 1989

EX-99.B2(i)             By-Laws                                      *

EX-99.B2(ii)            Certificate of Amendment to By-Laws          *
                        dated October 9, 1987

EX-99.B5(i)             Administration Agreement between             *
                        Registrant, on behalf of Franklin
                        Institutional Adjustable U.S.
                        Government Securities Fund, and
                        Franklin Advisers, Inc. dated
                        November 1, 1991

EX-99.B5(ii)            Management Agreement between                 *
                        Registrant, on behalf of Franklin
                        U.S. Treasury Money Market
                        Portfolio, and Franklin Advisers,
                        Inc. dated August 20, 1991

EX-99.B5(iii)           Administration Agreement between             Attached
                        Registrant, on behalf of Franklin
                        Institutional Adjustable Rate
                        Securities Fund, and Franklin
                        Advisers, Inc. dated January 2, 1992

EX-99.B5(iv)            Administration Agreement between             *
                        Registrant, on behalf of Franklin
                        U.S. Government Securities Money
                        Market Portfolio, and Franklin
                        Advisers, Inc. dated November 1,
                        1992

EX-99.B5(v)             Administration Agreement between             *
                        Registrant, on behalf of Money
                        Market Portfolio, and Franklin
                        Advisers, Inc., dated November 1,
                        1992

EX-99.B5(vi)            Management Agreement between                 *
                        Registrant, on behalf of the
                        Franklin U. S. Government Agency
                        Money Market Fund, and Franklin
                        Advisers, Inc., dated February 8,
                        1994

EX-99.B5(vii)           Administration Agreement between             *
                        Registrant, on behalf of the
                        Franklin Cash Reserve Fund, and
                        Franklin Advisers, Inc. dated July
                        1, 1994

EX-99.B5(viii)          Amendment to Administration                  Attached
                        Agreement between Registrant, on
                        behalf of Money Market Portfolio,
                        and Franklin Advisers, Inc. dated
                        August 1, 1995

EX-99.B5(ix)            Amendment to Administration                  Attached
                        Agreement between Registrant, on
                        behalf of Franklin U.S. Government
                        Securities Money Market Portfolio,
                        and Franklin Advisers, Inc. dated
                        August 1, 1995

EX-99.B5(x)             Amendment to Management Agreement            Attached
                        between Registrant, on behalf of
                        Franklin U.S. Treasury Money Market
                        Portfolio, and Franklin Advisers,
                        Inc. dated August 1, 1995

EX-99.B5(xi)            Amendment to Administration                  Attached
                        Agreement between Registrant, on
                        behalf of Franklin Institutional
                        Adjustable Rate Securities Fund,
                        and Franklin Advisers, Inc. dated
                        August 1, 1995

EX-99.B5(xii)           Amendment to Administration                  Attached
                        Agreement between Registrant, on
                        behalf of Franklin Institutional
                        Adjustable U.S. Securities Fund,
                        and Franklin Advisers, Inc. dated
                        August 1, 1995

EX-99.B5(xiii)          Amendment to Management Agreement            Attached
                        between Registrant, on behalf of
                        Franklin U.S. Government Agency
                        Money Market Fund, and Franklin
                        Advisers, Inc. dated August 1, 1995

EX-99.B5(xiv)           Amendment to Administration                  Attached
                        Agreement between Registrant, on
                        behalf of Franklin Cash Reserves
                        Fund, and Franklin Advisers, Inc.
                        dated August 1, 1995

EX-99.B6(i)             Amended and Restated Distribution            *
                        Agreement between Registrant and
                        Franklin/Templeton Distributors,
                        Inc. dated April 23, 1995

EX-99.B6(ii)            Forms of Dealer Agreements between           *
                        Franklin/Templeton Distributors,
                        Inc. and dealers

EX-99.B8(i)             Master Custody Agreement between             *
                        Registrant and Bank of New York
                        dated February 16, 1996

EX-99.B8(ii)            Terminal Link Agreement between              *
                        Registrant and Bank of New York
                        dated February 16, 1996

EX-99.B8(iii)           Amendment to Master Custody                  Attached
                        Agreement between Registrant and
                        Bank of New York dated May 7, 1997

EX-99.B11(i)            Consent of Independent Auditors              Attached

EX-99.B14(i)            Copy of model retirement plan                *

EX-99.B15(i)            Distribution Plan pursuant to Rule           *
                        12b-1 between Registrant, on behalf
                        of Franklin U. S. Government Agency
                        Money Market Fund, and
                        Franklin/Templeton Distributors,
                        Inc. dated February 8, 1994

EX-99.B15(ii)           Distribution Plan pursuant to Rule           *
                        12b-1 between Registrant, on behalf
                        of Franklin Cash Reserves Fund, and
                        Franklin/Templeton Distributors,
                        Inc. dated July 1, 1994

EX-99.B15(iii)          Amended and Restated Distribution            *
                        Plan pursuant to Rule 12b-1 between
                        Registrant, on behalf of Franklin
                        U.S. Treasury Money Market
                        Portfolio, and Franklin/Templeton
                        Distributors, Inc. dated December
                        1, 1993

EX-99.B15(iv)           Amended and Restated Distribution            *
                        Plan pursuant to Rule 12b-1 between
                        Registrant, on behalf of Franklin
                        U.S. Government Securities Money
                        Market Portfolio, and
                        Franklin/Templeton Distributors,
                        Inc. dated December 1, 1993

EX-99.B15(v)            Amended and Restated Distribution            *
                        Plan pursuant to Rule 12b-1 between
                        Registrant, on behalf of Money
                        Market Portfolio, and
                        Franklin/Templeton Distributors,
                        Inc. dated December 1, 1993

EX-99.B16(i)            Schedule for Computation of                  *
                        Performance Quotation

EX-99.B17(i)            Power of Attorney for                        *
                        Institutional Fiduciary Trust
                        dated January 17, 1995

EX-99.B17(ii)           Power of Attorney for Adjustable             *
                        Rate Securities Portfolio dated
                        February 16, 1995

EX-99.B17(iii)          Power of Attorney for The Money              Attached
                        Market Portfolios dated September
                        18, 1995

EX-99.B17(iv)           Certificate of Secretary for the             *
                        Institutional Fiduciary Trust dated
                        January 17, 1995

EX-99.B17(v)            Certificate of Secretary for                 *
                        Adjustable Rate Securities
                        Portfolio dated February 16, 1995

EX-99.B17(vi)           Certificate of Secretary for The             Attached
                        Money Market Portfolios dated
                        September 18, 1995

EX-27.B-1               Financial Data Schedule for                  Attached
                        Franklin Cash Reserves Fund

EX-27.B-2               Financial Data Schedule for Money            Attached
                        Market Portfolio

EX-27.B-3               Financial Data Schedule for                  Attached
                        Franklin U.S. Government Securities
                        Money Market Portfolio

EX-27.B-4               Financial Data Schedule for                  Attached
                        Franklin U.S. Treasury Money Market
                        Portfolio

EX-27.B-5               Financial Data Schedule for                  Attached
                        Franklin U.S. Government Agency
                        Money Market Fund

EX-27.B-6               Financial Data Schedule for                  Attached
                        Franklin Institutional Adjustable
                        U.S. Government Securities Fund

EX-27.B-7               Financial Data Schedule for                  Attached
                        Franklin Institutional Adjustable
                        Rate Securities Fund



*Incorporated by Reference